United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number 811-01879

Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Abigail J. Murray, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 9/30

Date of reporting period: 3/31/22

Item 1 - Reports to Shareholders

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Asia Equity Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Asia Equity Fund

FUND SNAPSHOT

This is an all-cap, high-conviction Asia Pacific ex Japan fund focused on companies with strong franchises, high return on equity and management with a proven track record of execution. We believe that high-quality companies, if bought at the right price, should produce outperformance relative to the market over a three- to five-year time horizon.

Matthew Culley co-portfolio manager	Daniel Graña co-portfolio manager

Janus Henderson Asia Equity Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
MediaTek Inc	2.11%	0.52%	Sea Ltd (ADR)	1.73%	-0.69%
SK Hynix Inc	2.86%	0.45%	LG Household & Health Care Ltd	1.57%	-0.45%
PT Bank Central Asia Tbk	2.11%	0.38%	Wingtech Technology Co Ltd - Class A	0.26%	-0.45%
Alibaba Group Holding Ltd	2.52%	0.37%	Wuxi Biologics Cayman Inc	1.16%	-0.41%
Pinduoduo Inc (ADR)	0.42%	0.27%	Accton Technology Corp	0.38%	-0.37%

	5 Top Contributors - Sectors*
		Relative	Fund	MSCI All Country Asia ex-Japan Index
		Contribution	Average Weight	Average Weight
	Other**	0.62%	3.38%	0.00%
	Consumer Discretionary	0.61%	9.93%	14.95%
	Health Care	0.17%	2.29%	4.34%
	Information Technology	0.17%	34.14%	24.70%
	Utilities	-0.02%	0.51%	2.76%

	5 Top Detractors - Sectors*
		Relative	Fund	MSCI All Country Asia ex-Japan Index
		Contribution	Average Weight	Average Weight
	Industrials	-1.32%	7.91%	6.25%
	Communication Services	-0.91%	8.54%	10.42%
	Financials	-0.80%	24.35%	19.39%
	Consumer Staples	-0.47%	4.06%	4.95%
	Energy	-0.38%	2.27%	3.06%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Asia Equity Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Taiwan Semiconductor Manufacturing Co Ltd
Semiconductor & Semiconductor Equipment	9.2%
Samsung Electronics Co Ltd
Technology Hardware, Storage & Peripherals	8.3%
Tencent Holdings Ltd
Interactive Media & Services	6.1%
Housing Development Finance Corp Ltd
Thrifts & Mortgage Finance	4.2%
AIA Group Ltd
Insurance	3.7%
31.5%

Asset Allocation - (% of Net Assets)
Common Stocks	93.4%
Investment Companies	3.5%
Investments Purchased with Cash Collateral from Securities Lending	1.6%
Other	1.5%
100.0%

Emerging markets comprised 84.8% of total net assets.

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Asia Equity Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	-13.01%	-22.62%	4.28%	4.96%	3.72%	2.10%	1.30%
Class A Shares at MOP	-18.00%	-27.08%	3.06%	4.33%	3.14%
Class C Shares at NAV	-13.26%	-23.23%	3.55%	4.19%	2.99%	3.16%	2.09%
Class C Shares at CDSC	-14.11%	-23.99%	3.55%	4.19%	2.99%
Class D Shares	-12.93%	-22.53%	4.48%	5.12%	3.89%	1.69%	1.14%
Class I Shares	-13.04%	-22.56%	4.56%	5.25%	4.01%	1.69%	1.02%
Class N Shares	-12.82%	-22.38%	4.53%	4.86%	3.61%	1.53%	0.99%
Class S Shares	-12.79%	-22.46%	4.39%	4.98%	3.74%	2.49%	1.49%
Class T Shares	-12.98%	-22.63%	4.40%	5.09%	3.84%	1.92%	1.24%
MSCI All Country Asia ex-Japan Index	-9.13%	-14.64%	6.75%	5.75%	4.55%
Morningstar Quartile - Class I Shares	-	4th	4th	3rd	3rd
Morningstar Ranking - based on total returns for Pacific/Asia ex-Japan Stock Funds	-	37/53	39/51	28/42	30/40

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 28, 2022.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Janus Investment Fund	3

Janus Henderson Asia Equity Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class N Shares commenced operations on January 26, 2018. Performance shown for periods prior to January 26, 2018, reflects the historical performance of the Fund's Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers.

If Class N Shares of the Fund had been available during periods prior to January 26, 2018, the performance shown may have been different. The performance shown for periods following the Fund's commencement of Class N Shares reflects the fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund's prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective March 1, 2022, Matthey Culley and Daniel J. Graña are Co-Portfolio Managers of the Fund.

*The Fund’s inception date – July 29, 2011

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2022

Janus Henderson Asia Equity Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$869.90	$6.20	$1,000.00	$1,018.30	$6.69	1.33%
Class C Shares	$1,000.00	$867.40	$9.36	$1,000.00	$1,014.91	$10.10	2.01%
Class D Shares	$1,000.00	$870.70	$5.22	$1,000.00	$1,019.35	$5.64	1.12%
Class I Shares	$1,000.00	$869.60	$5.08	$1,000.00	$1,019.50	$5.49	1.09%
Class N Shares	$1,000.00	$871.80	$4.53	$1,000.00	$1,020.09	$4.89	0.97%
Class S Shares	$1,000.00	$872.10	$3.97	$1,000.00	$1,020.69	$4.28	0.85%
Class T Shares	$1,000.00	$870.20	$5.60	$1,000.00	$1,018.95	$6.04	1.20%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Asia Equity Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 93.4%
Auto Components – 1.1%
Zhejiang Yinlun Machinery Co Ltd - Class A	280,211	$403,686
Automobiles – 1.3%
Li Auto Inc - Class A*,#	36,100	469,082
Banks – 12.4%
Bank Negara Indonesia Persero Tbk PT	1,082,300	619,314
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	3,495,500	801,279
China Merchants Bank Co Ltd - Class A	145,151	1,065,473
HDFC Bank Ltd	44,980	868,215
ICICI Bank Ltd	120,357	1,153,725
		4,508,006
Beverages – 2.1%
Varun Beverages Ltd	62,349	769,369
Biotechnology – 0%
CANbridge Pharmaceuticals Inc*	3,000	2,218
Building Products – 0.8%
China Lesso Group Holdings Ltd	26,000	31,331
Xinyi Glass Holdings Ltd	112,000	269,067
		300,398
Capital Markets – 3.4%
CITIC Securities Co Ltd	151,000	347,009
Hong Kong Exchanges & Clearing Ltd	18,900	890,734
		1,237,743
Chemicals – 1.0%
Hansol Chemical Co Ltd	1,801	362,304
Communications Equipment – 2.3%
Accton Technology Corp	107,000	827,021
Containers & Packaging – 1.0%
Yunnan Energy New Material Co Ltd - Class A	10,574	362,586
Diversified Financial Services – 2.0%
Linklogis Inc - Class B (144A)*,#	783,500	742,819
Electrical Equipment – 1.6%
Ming Yang Smart Engergy Group Ltd - Class A	171,709	594,181
Electronic Equipment, Instruments & Components – 5.8%
Hon Hai Precision Industry Co Ltd	343,000	1,263,886
Sinbon Electronics Co Ltd	47,000	424,479
Wingtech Technology Co Ltd - Class A	34,753	440,423
		2,128,788
Entertainment – 2.1%
Sea Ltd (ADR)*	6,255	749,286
Food Products – 1.7%
Masan Group Corp	100,700	625,535
Health Care Providers & Services – 1.0%
New Horizon Health Ltd (144A)*	122,500	353,699
Hotels, Restaurants & Leisure – 1.8%
Yum China Holdings Inc	15,360	671,448
Independent Power and Renewable Electricity Producers – 1.7%
China Longyuan Power Group Corp Ltd	280,000	634,729
Insurance – 3.7%
AIA Group Ltd	129,600	1,356,891
Interactive Media & Services – 7.4%
NAVER Corp	1,735	485,206
Tencent Holdings Ltd	46,800	2,207,893
		2,693,099
Internet & Direct Marketing Retail – 4.3%
Alibaba Group Holding Ltd*	63,600	870,545
JD.Com Inc - Class A*	24,050	704,399
		1,574,944
Life Sciences Tools & Services – 1.1%
Syngene International Ltd (144A)*	51,208	402,655

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson Asia Equity Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Machinery – 1.5%
Sany Heavy Industry Co Ltd	192,001	$526,245
Pharmaceuticals – 1.1%
Everest Medicines Ltd (144A)*	89,500	293,376
Zhaoke Ophthalmology Ltd (144A)*	276,000	122,720
		416,096
Real Estate Management & Development – 1.7%
Vinhomes JSC (144A)	182,500	604,228
Road & Rail – 1.7%
Full Truck Alliance Co (ADR)*	92,609	617,702
Semiconductor & Semiconductor Equipment – 12.1%
LEENO Industrial Inc	2,758	418,077
SK Hynix Inc	6,727	644,009
Taiwan Semiconductor Manufacturing Co Ltd	162,000	3,350,018
		4,412,104
Technology Hardware, Storage & Peripherals – 8.3%
Samsung Electronics Co Ltd	53,147	3,036,539
Thrifts & Mortgage Finance – 4.2%
Housing Development Finance Corp Ltd	49,130	1,538,561
Transportation Infrastructure – 1.6%
International Container Terminal Services Inc	133,990	580,157
Water Utilities – 1.6%
China Water Affairs Group Ltd	520,000	567,426
Total Common Stocks (cost $32,859,223)		34,069,545
Investment Companies– 3.5%
Money Markets – 3.5%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $1,297,816)	1,297,687	1,297,816
Investments Purchased with Cash Collateral from Securities Lending– 1.6%
Investment Companies – 1.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	465,920	465,920
Time Deposits – 0.3%
Royal Bank of Canada, 0.2900%, 4/1/22	$116,480	116,480
Total Investments Purchased with Cash Collateral from Securities Lending (cost $582,400)		582,400
Total Investments (total cost $34,739,439) – 98.5%		35,949,761
Cash, Receivables and Other Assets, net of Liabilities – 1.5%		532,866
Net Assets – 100%		$36,482,627

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$12,028,990	33.5%
Taiwan	6,614,690	18.4
South Korea	4,946,135	13.8
India	4,732,525	13.2
Hong Kong	2,516,692	7.0
United States	1,880,216	5.2
Indonesia	1,420,593	3.9
Vietnam	1,229,763	3.4
Philippines	580,157	1.6

Total	$35,949,761	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Asia Equity Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 3.5%
Money Markets - 3.5%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$633	$-	$-	$1,297,816
Investments Purchased with Cash Collateral from Securities Lending - 1.3%
Investment Companies - 1.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	546∆	-	-	465,920
Total Affiliated Investments - 4.8%	$1,179	$-	$-	$1,763,736

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 3.5%
Money Markets - 3.5%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	495,460	15,905,366	(15,103,010)	1,297,816
Investments Purchased with Cash Collateral from Securities Lending - 1.3%
Investment Companies - 1.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	-	742,400	(276,480)	465,920

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Asia Equity Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI All Country Asia ex-Japan IndexSM	MSCI All Country Asia ex-Japan IndexSM reflects the equity market performance of Asia, excluding Japan.

ADR	American Depositary Receipt
LLC	Limited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $2,519,497, which represents 6.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Entertainment	$749,286	$-	$-
Road & Rail	617,702	-	-
All Other	-	32,702,557	-
Investment Companies	-	1,297,816	-
Investments Purchased with Cash Collateral from Securities Lending	-	582,400	-
Total Assets	$1,366,988	$34,582,773	$-

Janus Investment Fund	9

Janus Henderson Asia Equity Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $32,975,703)(1)	$34,186,025
Affiliated investments, at value (cost $1,763,736)	1,763,736
Cash denominated in foreign currency (cost $879,323)	879,323
Non-interested Trustees' deferred compensation	1,002
Receivables:
Investments sold	251,085
Fund shares sold	119,067
Dividends	82,543
Foreign tax reclaims	628
Dividends from affiliates	255
Other assets	5,470
Total Assets	37,289,134
Liabilities:
Due to custodian	170
Collateral for securities loaned (Note 2)	582,400
Payables:	—
Fund shares repurchased	127,306
Professional fees	35,700
Foreign tax liability	15,964
Custodian fees	4,710
Advisory fees	4,184
Transfer agent fees and expenses	3,349
Non-interested Trustees' deferred compensation fees	1,002
12b-1 Distribution and shareholder servicing fees	531
Non-interested Trustees' fees and expenses	131
Affiliated fund administration fees payable	77
Accrued expenses and other payables	30,983
Total Liabilities	806,507
Net Assets	$36,482,627

See Notes to Financial Statements.

10	MARCH 31, 2022

Janus Henderson Asia Equity Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$37,712,090
Total distributable earnings (loss) (includes $15,964 of foreign capital gains tax)	(1,229,463)
Total Net Assets	$36,482,627
Net Assets - Class A Shares	$417,362
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	38,656
Net Asset Value Per Share(2)	$10.80
Maximum Offering Price Per Share(3)	$11.46
Net Assets - Class C Shares	$388,607
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	36,767
Net Asset Value Per Share(2)	$10.57
Net Assets - Class D Shares	$10,663,660
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	975,633
Net Asset Value Per Share	$10.93
Net Assets - Class I Shares	$381,578
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	34,965
Net Asset Value Per Share	$10.91
Net Assets - Class N Shares	$22,623,742
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,070,276
Net Asset Value Per Share	$10.93
Net Assets - Class S Shares	$506,699
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	46,926
Net Asset Value Per Share	$10.80
Net Assets - Class T Shares	$1,500,979
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	138,916
Net Asset Value Per Share	$10.80

(1) Includes $548,448 of securities on loan. See Note 2 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Asia Equity Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Dividends	$168,701
Non-cash dividends	54,687
Dividends from affiliates	633
Affiliated securities lending income, net	546
Unaffiliated securities lending income, net	17
Foreign tax withheld	(28,416)
Total Investment Income	196,168
Expenses:
Advisory fees	154,966
12b-1 Distribution and shareholder servicing fees:
Class A Shares	617
Class C Shares	2,120
Class S Shares	—
Transfer agent administrative fees and expenses:
Class D Shares	7,029
Class S Shares	706
Class T Shares	1,914
Transfer agent networking and omnibus fees:
Class A Shares	262
Class C Shares	198
Class I Shares	561
Other transfer agent fees and expenses:
Class A Shares	38
Class C Shares	24
Class D Shares	2,714
Class I Shares	79
Class N Shares	562
Class S Shares	10
Class T Shares	28
Registration fees	55,256
Non-affiliated fund administration fees	32,449
Professional fees	29,676
Custodian fees	7,002
Shareholder reports expense	3,726
Affiliated fund administration fees	476
Non-interested Trustees’ fees and expenses	281
Other expenses	5,698
Total Expenses	306,392
Less: Excess Expense Reimbursement and Waivers	(107,151)
Net Expenses	199,241
Net Investment Income/(Loss)	(3,073)
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions (net of foreign taxes of $131,342)	372,926
Total Net Realized Gain/(Loss) on Investments	372,926
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation (net of decrease in deferred foreign taxes of $201,552)	(5,650,176)
Total Change in Unrealized Net Appreciation/Depreciation	(5,650,176)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(5,280,323)

See Notes to Financial Statements.

12	MARCH 31, 2022

Janus Henderson Asia Equity Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$(3,073)	$152,753
Net realized gain/(loss) on investments	372,926	4,485
Change in unrealized net appreciation/depreciation	(5,650,176)	(116,185)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(5,280,323)	41,053
Dividends and Distributions to Shareholders:
Class A Shares	(8,994)	—
Class C Shares	(4,775)	—
Class D Shares	(268,168)	(7,118)
Class I Shares	(14,751)	(1,614)
Class N Shares	(502,789)	(22,900)
Class S Shares	(12,605)	—
Class T Shares	(31,358)	—
Net Decrease from Dividends and Distributions to Shareholders	(843,440)	(31,632)
Capital Share Transactions:
Class A Shares	(66,076)	(457,369)
Class C Shares	(36,463)	(44,545)
Class D Shares	(1,553,437)	3,477,658
Class I Shares	(267,595)	104,905
Class N Shares	8,438,951	4,918,183
Class S Shares	12,605	(16,791)
Class T Shares	136,387	(6,609)
Net Increase/(Decrease) from Capital Share Transactions	6,664,372	7,975,432
Net Increase/(Decrease) in Net Assets	540,609	7,984,853
Net Assets:
Beginning of period	35,942,018	27,957,165
End of period	$36,482,627	$35,942,018

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Asia Equity Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.64	$12.00	$10.39	$11.42	$11.45	$9.42
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)(2)	0.01	0.01	0.10	0.07	0.02
Net realized and unrealized gain/(loss)	(1.60)	0.63(3)	1.67	(0.27)	0.22	2.12
Total from Investment Operations	(1.62)	0.64	1.68	(0.17)	0.29	2.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	—	(0.07)	(0.02)	(0.05)	(0.11)
Distributions (from capital gains)	—	—	—	(0.84)	(0.27)	—
Total Dividends and Distributions	(0.22)	—	(0.07)	(0.86)	(0.32)	(0.11)
Net Asset Value, End of Period	$10.80	$12.64	$12.00	$10.39	$11.42	$11.45
Total Return*	(13.01)%	5.33%	16.20%	(0.69)%	2.48%	23.10%
Net Assets, End of Period (in thousands)	$417	$557	$951	$822	$816	$366
Average Net Assets for the Period (in thousands)	$508	$1,130	$901	$822	$954	$293
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.41%	2.10%	2.44%	2.72%	2.08%	2.49%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.33%	1.43%	1.43%	1.49%	1.53%	1.63%
Ratio of Net Investment Income/(Loss)	(0.35)%(2)	0.04%	0.14%	0.95%	0.60%	0.17%
Portfolio Turnover Rate	78%	60%	53%	34%	41%	120%

Class C Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.32	$11.79	$10.23	$11.30	$11.36	$9.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.06)(2)	(0.09)	(0.07)	(0.03)	(0.01)	(0.04)
Net realized and unrealized gain/(loss)	(1.56)	0.62(3)	1.63	(0.20)	0.22	2.10
Total from Investment Operations	(1.62)	0.53	1.56	(0.23)	0.21	2.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	—	—	—	—	(0.04)
Distributions (from capital gains)	—	—	—	(0.84)	(0.27)	—
Total Dividends and Distributions	(0.13)	—	—	(0.84)	(0.27)	(0.04)
Net Asset Value, End of Period	$10.57	$12.32	$11.79	$10.23	$11.30	$11.36
Total Return*	(13.26)%	4.50%	15.25%	(1.28)%	1.80%	22.17%
Net Assets, End of Period (in thousands)	$389	$489	$506	$535	$1,244	$957
Average Net Assets for the Period (in thousands)	$449	$552	$482	$746	$1,233	$519
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.17%	3.13%	3.50%	3.35%	2.78%	3.09%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.01%	2.17%	2.20%	2.07%	2.25%	2.33%
Ratio of Net Investment Income/(Loss)	(1.02)%(2)	(0.68)%	(0.66)%	(0.28)%	(0.04)%	(0.42)%
Portfolio Turnover Rate	78%	60%	53%	34%	41%	120%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Tencent Holdings LTD in January 2022. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.14%, respectively.

(3) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson Asia Equity Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.83	$12.17	$10.53	$11.54	$11.56	$9.49
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)(2)	0.04	0.03	0.09	0.07	0.07
Net realized and unrealized gain/(loss)	(1.62)	0.63(3)	1.70	(0.23)	0.23	2.11
Total from Investment Operations	(1.63)	0.67	1.73	(0.14)	0.30	2.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.27)	(0.01)	(0.09)	(0.03)	(0.05)	(0.11)
Distributions (from capital gains)	—	—	—	(0.84)	(0.27)	—
Total Dividends and Distributions	(0.27)	(0.01)	(0.09)	(0.87)	(0.32)	(0.11)
Net Asset Value, End of Period	$10.93	$12.83	$12.17	$10.53	$11.54	$11.56
Total Return*	(12.93)%	5.48%	16.45%	(0.44)%	2.57%	23.30%
Net Assets, End of Period (in thousands)	$10,664	$14,083	$10,793	$11,198	$13,089	$21,577
Average Net Assets for the Period (in thousands)	$12,648	$17,722	$10,678	$11,599	$21,221	$11,542
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.67%	1.69%	2.03%	2.29%	1.72%	2.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.25%	1.26%	1.33%	1.33%	1.44%
Ratio of Net Investment Income/(Loss)	(0.14)%(2)	0.31%	0.27%	0.88%	0.55%	0.67%
Portfolio Turnover Rate	78%	60%	53%	34%	41%	120%

Class I Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.86	$12.19	$10.54	$11.45	$11.56	$9.51
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)(2)	0.06	—(4)	0.13	(0.03)	0.11
Net realized and unrealized gain/(loss)	(1.63)	0.63(3)	1.74	(0.17)	0.26	2.07
Total from Investment Operations	(1.65)	0.69	1.74	(0.04)	0.23	2.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.30)	(0.02)	(0.09)	(0.03)	(0.07)	(0.13)
Distributions (from capital gains)	—	—	—	(0.84)	(0.27)	—
Total Dividends and Distributions	(0.30)	(0.02)	(0.09)	(0.87)	(0.34)	(0.13)
Net Asset Value, End of Period	$10.91	$12.86	$12.19	$10.54	$11.45	$11.56
Total Return*	(13.04)%	5.62%	16.62%	0.45%	1.90%	23.39%
Net Assets, End of Period (in thousands)	$382	$696	$692	$1,406	$1,029	$12,675
Average Net Assets for the Period (in thousands)	$1,176	$1,834	$1,061	$1,208	$5,848	$7,408
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.87%	1.69%	2.07%	2.32%	1.44%	2.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.14%	1.15%	1.21%	1.26%	1.32%
Ratio of Net Investment Income/(Loss)	(0.28)%(2)	0.45%	0.02%	1.28%	(0.25)%	1.01%
Portfolio Turnover Rate	78%	60%	53%	34%	41%	120%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Tencent Holdings LTD in January 2022. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.14%, respectively.

(3) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.

(4) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Asia Equity Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018(1)
Net Asset Value, Beginning of Period	$12.83	$12.17	$10.52	$11.56	$12.73
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.01(3)	0.07	0.06	0.11	0.16
Net realized and unrealized gain/(loss)	(1.63)	0.61(4)	1.69	(0.26)	(1.33)
Total from Investment Operations	(1.62)	0.68	1.75	(0.15)	(1.17)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.02)	(0.10)	(0.05)	—
Distributions (from capital gains)	—	—	—	(0.84)	—
Total Dividends and Distributions	(0.28)	(0.02)	(0.10)	(0.89)	—
Net Asset Value, End of Period	$10.93	$12.83	$12.17	$10.52	$11.56
Total Return*	(12.82)%	5.59%	16.69%	(0.51)%	(9.19)%
Net Assets, End of Period (in thousands)	$22,624	$17,938	$12,809	$8,886	$8,501
Average Net Assets for the Period (in thousands)	$21,317	$17,351	$11,337	$7,989	$7,978
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.47%	1.53%	1.80%	2.05%	1.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.97%	1.11%	1.10%	1.17%	1.13%
Ratio of Net Investment Income/(Loss)	0.11%(3)	0.49%	0.51%	1.08%	1.96%
Portfolio Turnover Rate	78%	60%	53%	34%	41%

Class S Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.67	$12.00	$10.41	$11.45	$11.48	$9.43
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.01(3)	0.04	0.01	0.09	0.06	0.01
Net realized and unrealized gain/(loss)	(1.61)	0.63(4)	1.66	(0.25)	0.22	2.14
Total from Investment Operations	(1.60)	0.67	1.67	(0.16)	0.28	2.15
Less Dividends and Distributions:
Dividends (from net investment income)	(0.27)	—	(0.08)	(0.04)	(0.04)	(0.10)
Distributions (from capital gains)	—	—	—	(0.84)	(0.27)	—
Total Dividends and Distributions	(0.27)	—	(0.08)	(0.88)	(0.31)	(0.10)
Net Asset Value, End of Period	$10.80	$12.67	$12.00	$10.41	$11.45	$11.48
Total Return*	(12.79)%	5.58%	16.13%	(0.55)%	2.37%	23.07%
Net Assets, End of Period (in thousands)	$507	$581	$566	$481	$484	$472
Average Net Assets for the Period (in thousands)	$567	$653	$502	$467	$501	$413
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.08%	2.18%	2.85%	2.98%	2.36%	2.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	1.20%	1.47%	1.34%	1.58%	1.66%
Ratio of Net Investment Income/(Loss)	0.16%(3)	0.32%	0.11%	0.91%	0.52%	0.15%
Portfolio Turnover Rate	78%	60%	53%	34%	41%	120%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from January 26, 2018 (inception date) through September 30, 2018.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Tencent Holdings LTD in January 2022. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.14%, respectively.

(4) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson Asia Equity Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.67	$12.03	$10.41	$11.37	$11.42	$9.36
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)(2)	0.04	0.03	0.10	0.06	0.06
Net realized and unrealized gain/(loss)	(1.61)	0.60(3)	1.67	(0.21)	0.20	2.08
Total from Investment Operations	(1.62)	0.64	1.70	(0.11)	0.26	2.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	—	(0.08)	(0.01)	(0.04)	(0.08)
Distributions (from capital gains)	—	—	—	(0.84)	(0.27)	—
Total Dividends and Distributions	(0.25)	—	(0.08)	(0.85)	(0.31)	(0.08)
Net Asset Value, End of Period	$10.80	$12.67	$12.03	$10.41	$11.37	$11.42
Total Return*	(12.98)%	5.32%	16.37%	(0.14)%	2.27%	23.18%
Net Assets, End of Period (in thousands)	$1,501	$1,598	$1,641	$1,310	$1,032	$2,937
Average Net Assets for the Period (in thousands)	$1,535	$2,205	$1,340	$1,210	$2,799	$756
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.91%	1.92%	2.27%	2.53%	1.81%	2.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.20%	1.36%	1.35%	1.40%	1.41%	1.55%
Ratio of Net Investment Income/(Loss)	(0.19)%(2)	0.29%	0.26%	0.98%	0.54%	0.55%
Portfolio Turnover Rate	78%	60%	53%	34%	41%	120%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Tencent Holdings LTD in January 2022. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.14%, respectively.

(3) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Asia Equity Fund  (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory

18	MARCH 31, 2022

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles ("US GAAP").

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service

Janus Investment Fund	19

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

20	MARCH 31, 2022

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

Janus Investment Fund	21

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of

22	MARCH 31, 2022

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$548,448	$—	$(548,448)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Janus Investment Fund	23

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $548,448. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2022 is $582,400, resulting in the net amount due to the counterparty of $33,952.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.

The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.92%, and the Fund’s benchmark index used in the calculation is the MSCI All Country Asia ex-Japan Index.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the

24	MARCH 31, 2022

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±7.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2022, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.81%.

The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees (if applicable), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.99% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least a one-year period commencing on January 28, 2022. The previous expense limit (for the one-year period commencing January 28, 2021) was 1.11%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Janus Investment Fund	25

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the

26	MARCH 31, 2022

Janus Henderson Asia Equity Fund

Notes to Financial Statements (unaudited)

Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $71.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended March 31, 2022.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption

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Notes to Financial Statements (unaudited)

of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended March 31, 2022.

As of March 31, 2022, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	62	38
Class S Shares	97	1
Class T Shares	-	-

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with US GAAP).

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended September 30, 2021
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(1,869,138)	$ (64,852)	$ (1,933,990)

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Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 35,669,372	$ 2,501,727	$ (2,221,338)	$ 280,389

5. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	1,036	$ 12,580	43,087	$ 599,145
Reinvested dividends and distributions	755	8,994	-	-
Shares repurchased	(7,228)	(87,650)	(78,244)	(1,056,514)
Net Increase/(Decrease)	(5,437)	$ (66,076)	(35,157)	$ (457,369)
Class C Shares:
Shares sold	89	$ 1,050	1,945	$ 25,852
Reinvested dividends and distributions	402	4,698	-	-
Shares repurchased	(3,414)	(42,211)	(5,140)	(70,397)
Net Increase/(Decrease)	(2,923)	$ (36,463)	(3,195)	$ (44,545)
Class D Shares:
Shares sold	106,835	$ 1,298,930	1,194,283	$17,664,904
Reinvested dividends and distributions	21,613	260,651	496	6,982
Shares repurchased	(250,782)	(3,113,018)	(984,038)	(14,194,228)
Net Increase/(Decrease)	(122,334)	$(1,553,437)	210,741	$ 3,477,658
Class I Shares:
Shares sold	426,742	$ 5,586,847	143,947	$ 2,073,753
Reinvested dividends and distributions	518	6,239	43	601
Shares repurchased	(446,403)	(5,860,681)	(146,639)	(1,969,449)
Net Increase/(Decrease)	(19,143)	$ (267,595)	(2,649)	$ 104,905
Class N Shares:
Shares sold	787,546	$ 9,851,118	435,658	$ 6,193,228
Reinvested dividends and distributions	41,691	502,788	1,628	22,900
Shares repurchased	(157,177)	(1,914,955)	(92,005)	(1,297,945)
Net Increase/(Decrease)	672,060	$ 8,438,951	345,281	$ 4,918,183
Class S Shares:
Shares sold	(941)	$ (11,960)	1,166	$ 15,296
Reinvested dividends and distributions	1,057	12,605	-	-
Shares repurchased	941	11,960	(2,438)	(32,087)
Net Increase/(Decrease)	1,057	$ 12,605	(1,272)	$ (16,791)
Class T Shares:
Shares sold	34,560	$ 396,581	190,991	$ 2,730,673
Reinvested dividends and distributions	2,507	29,914	-	-
Shares repurchased	(24,261)	(290,108)	(201,299)	(2,737,282)
Net Increase/(Decrease)	12,806	$ 136,387	(10,308)	$ (6,609)

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Notes to Financial Statements (unaudited)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$31,876,430	$ 28,201,518	$ -	$ -

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Asia Equity Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

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Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

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Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

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Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

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Janus Henderson Asia Equity Fund

Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Asia Equity Fund

Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

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Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

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Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

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Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

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Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

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Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, with the exception of extended market closures due to planned holidays, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

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Janus Henderson Asia Equity Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

44	MARCH 31, 2022

Janus Henderson Asia Equity Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93036 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Balanced Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Balanced Fund

FUND SNAPSHOT

For 25+ years, this dynamic allocation strategy has delivered our equity and fixed income expertise in a one-stop core solution. The Fund’s portfolio managers make allocation decisions based on their view of overall market risk and careful examination of individual security valuations across equity and fixed income markets. The end result is a multi-asset, core holding portfolio offering the potential for long-term capital appreciation with the flexibility to navigate uncertain and volatile markets.

Jeremiah Buckley co-portfolio manager	Michael Keough co-portfolio manager	Greg Wilensky co-portfolio manager

Janus Henderson Balanced Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Equity Sleeve Holdings			5 Top Detractors - Equity Sleeve Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
UnitedHealth Group Inc	3.41%	0.51%	Adobe Inc	2.55%	-0.55%
Costco Wholesale Corp	2.24%	0.34%	Comcast Corp	1.87%	-0.31%
Progressive Corp/The	1.66%	0.31%	Morgan Stanley	2.22%	-0.28%
AbbVie Inc	1.35%	0.30%	Lam Research Corp	2.30%	-0.23%
Eli Lilly & Co	2.09%	0.28%	Align Technology Inc	0.51%	-0.20%

	5 Top Contributors - Equity Sleeve Sectors*
		Relative	Equity Sleeve	S&P 500 Index
		Contribution	Average Weight	Average Weight
	Communication Services	0.88%	10.07%	10.20%
	Health Care	0.59%	14.68%	13.12%
	Financials	0.52%	10.45%	11.29%
	Industrials	0.22%	8.64%	7.95%
	Consumer Staples	0.10%	6.99%	5.91%

	5 Top Detractors - Equity Sleeve Sectors*
		Relative	Equity Sleeve	S&P 500 Index
		Contribution	Average Weight	Average Weight
	Energy	-1.22%	0.00%	3.16%
	Consumer Discretionary	-0.77%	15.52%	12.37%
	Utilities	-0.30%	0.00%	2.50%
	Materials	-0.21%	0.55%	2.55%
	Real Estate	-0.17%	0.49%	2.65%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Janus Investment Fund	1

Janus Henderson Balanced Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	5.4%
Apple Inc
Technology Hardware, Storage & Peripherals	3.9%
Alphabet Inc - Class C
Interactive Media & Services	3.7%
Amazon.com Inc
Internet & Direct Marketing Retail	2.8%
UnitedHealth Group Inc
Health Care Providers & Services	2.1%
17.9%

Asset Allocation - (% of Net Assets)
Common Stocks	61.3%
United States Treasury Notes/Bonds	14.7%
Corporate Bonds	10.1%
Asset-Backed/Commercial Mortgage-Backed Securities	6.1%
Mortgage-Backed Securities	6.1%
Investment Companies	4.9%
Bank Loans and Mezzanine Loans	0.0%
Other	(3.2)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Balanced Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	0.68%	7.81%	11.59%	9.74%	9.85%	0.89%
Class A Shares at MOP	-5.10%	1.61%	10.28%	9.09%	9.63%
Class C Shares at NAV	0.33%	7.07%	10.82%	8.97%	9.16%	1.63%
Class C Shares at CDSC	-0.64%	6.07%	10.82%	8.97%	9.16%
Class D Shares	0.77%	8.03%	11.82%	9.97%	9.96%	0.70%
Class I Shares	0.81%	8.08%	11.89%	10.04%	9.99%	0.65%
Class N Shares	0.83%	8.17%	11.97%	10.12%	10.00%	0.57%
Class R Shares	0.45%	7.33%	11.14%	9.31%	9.46%	1.32%
Class S Shares	0.61%	7.63%	11.42%	9.58%	9.69%	1.07%
Class T Shares	0.72%	7.90%	11.71%	9.86%	9.91%	0.82%
S&P 500 Index	5.92%	15.65%	15.99%	14.64%	10.57%
Bloomberg U.S. Aggregate Bond Index	-5.92%	-4.15%	2.14%	2.24%	4.93%
Balanced Index	0.57%	6.50%	9.90%	9.14%	8.30%
Morningstar Quartile - Class T Shares	-	1st	1st	1st	1st
Morningstar Ranking - based on total returns for Allocation - 50% to 70% Equity Funds	-	75/713	29/659	45/555	14/183

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	3

Janus Henderson Balanced Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – September 1, 1992

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2022

Janus Henderson Balanced Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$1,006.80	$4.40	$1,000.00	$1,020.54	$4.43	0.88%
Class C Shares	$1,000.00	$1,003.30	$7.89	$1,000.00	$1,017.05	$7.95	1.58%
Class D Shares	$1,000.00	$1,007.70	$3.45	$1,000.00	$1,021.49	$3.48	0.69%
Class I Shares	$1,000.00	$1,008.10	$3.25	$1,000.00	$1,021.69	$3.28	0.65%
Class N Shares	$1,000.00	$1,008.30	$2.85	$1,000.00	$1,022.09	$2.87	0.57%
Class R Shares	$1,000.00	$1,004.50	$6.55	$1,000.00	$1,018.40	$6.59	1.31%
Class S Shares	$1,000.00	$1,006.10	$5.30	$1,000.00	$1,019.65	$5.34	1.06%
Class T Shares	$1,000.00	$1,007.20	$4.00	$1,000.00	$1,020.94	$4.03	0.80%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 6.1%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 1.1870%, 9/15/34 (144A)‡	$11,417,538	$11,367,614
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	12,148,000	11,257,758
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	2,610,672	2,565,244
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	2,152,167	2,152,167
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	4,452,485	4,413,163
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	7,278,712	6,937,115
Arbys Funding LLC 2020-1A, 3.2370%, 7/30/50 (144A)	21,909,355	20,857,273
Barclays Comercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	8,386,000	8,599,774
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 1.2466%, 8/15/36 (144A)‡	7,553,000	7,477,860
BVRT Financing Trust 2021-CRT1 M2, 2.5711%, 1/10/33‡	2,463,809	2,433,859
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	4,134,000	3,988,026
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	8,218,000	7,799,056
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.3170%, 10/15/36 (144A)‡	13,931,766	13,863,126
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.4770%, 10/15/36 (144A)‡	2,210,000	2,192,566
BX Commercial Mortgage Trust 2020-FOX A,
ICE LIBOR USD 1 Month + 1.0000%, 1.3970%, 11/15/32 (144A)‡	21,875,353	21,678,861
BX Commercial Mortgage Trust 2020-FOX B,
ICE LIBOR USD 1 Month + 1.3500%, 1.7470%, 11/15/32 (144A)‡	3,874,745	3,833,378
BX Commercial Mortgage Trust 2020-FOX C,
ICE LIBOR USD 1 Month + 1.5500%, 1.9470%, 11/15/32 (144A)‡	3,450,206	3,411,655
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 1.1970%, 2/15/36 (144A)‡	16,583,000	16,229,469
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 1.1970%, 2/15/36 (144A)‡	18,857,000	18,456,610
BX Commercial Mortgage Trust 2021-VOLT B,
ICE LIBOR USD 1 Month + 0.9500%, 1.3466%, 9/15/36 (144A)‡	15,945,000	15,605,383
BX Commercial Mortgage Trust 2021-VOLT D,
ICE LIBOR USD 1 Month + 1.6500%, 2.0466%, 9/15/36 (144A)‡	16,692,000	16,093,588
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,190,000	4,122,902
Carvana Auto Receivables Trust 2021-P4 A2, 0.8200%, 4/10/25	13,461,000	13,313,967
CBAM CLO Management 2019-11RA A1,
ICE LIBOR USD 3 Month + 1.1800%, 0%, 1/20/35 (144A)‡	16,984,000	16,918,815
CBAM CLO Management 2019-11RA B,
ICE LIBOR USD 3 Month + 1.7500%, 0%, 1/20/35 (144A)‡	6,819,244	6,805,040
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	16,239,377	15,187,076
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	6,132,325	5,614,047
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	5,466,142	5,380,216
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	12,128,633	11,889,840
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 1.2990%, 2/25/50 (144A)‡	17,760,744	17,388,864
CIFC Funding Ltd 2021-7A B,
ICE LIBOR USD 3 Month + 1.6000%, 0%, 1/23/35 (144A)‡	5,524,216	5,455,428
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	12,118,079	11,773,048
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 1.2966%, 11/15/37 (144A)‡	24,568,865	24,249,271
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 1.6966%, 11/15/37 (144A)‡	10,924,957	10,763,970
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 2.0466%, 11/15/37 (144A)‡	10,966,242	10,819,521
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	1,151,739	1,143,228
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	1,638,498	1,631,983

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Conn Funding II LP 2021-A A, 1.0500%, 5/15/26 (144A)	$10,750,333	$10,650,804
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 5.3566%, 11/25/24‡	834,966	858,866
Connecticut Avenue Securities Trust 2015-C01 1M2,
ICE LIBOR USD 1 Month + 4.3000%, 4.7566%, 2/25/25‡	5,969,805	6,014,199
Connecticut Avenue Securities Trust 2016-C06 1M2,
ICE LIBOR USD 1 Month + 4.2500%, 4.7066%, 4/25/29‡	5,660,200	5,904,897
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 4.0066%, 7/25/29‡	6,979,235	7,096,926
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.8566%, 4/25/31 (144A)‡	3,053,973	3,052,160
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.7566%, 8/25/31 (144A)‡	1,479,341	1,477,073
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.6066%, 9/25/31 (144A)‡	2,173,048	2,172,386
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.5566%, 6/25/39 (144A)‡	321,412	321,412
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.4566%, 7/25/39 (144A)‡	202,053	202,064
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.5566%, 10/25/39 (144A)‡	2,553,098	2,553,290
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 2.0990%, 11/25/41 (144A)‡	32,659,000	30,613,356
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 1.7490%, 12/25/41 (144A)‡	10,646,000	10,018,187
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 3.0990%, 1/25/42 (144A)‡	12,368,000	12,058,809
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 2.1500%, 3/25/42 (144A)‡	28,402,000	28,450,466
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.3266%, 11/15/36 (144A)‡	17,676,659	17,646,292
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.3770%, 5/15/36 (144A)‡	30,375,000	30,161,743
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 1.8270%, 5/15/36 (144A)‡	5,508,000	5,454,472
Credit Suisse Commercial Mortgage Trust 2020-UNFI,
ICE LIBOR USD 1 Month + 3.6682%, 4.1682%, 12/15/22 (144A)‡	8,316,000	8,247,090
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 4.3663%, 4/15/23 (144A)‡	14,093,879	13,698,566
DB Master Finance LLC 2019-1A A2II, 4.0210%, 5/20/49 (144A)	3,721,575	3,731,698
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	17,354,000	15,713,004
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	3,117,120	3,094,278
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	11,690,303	11,767,741
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	7,270,763	7,260,628
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	22,666,420	21,909,944
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	8,200,000	8,292,274
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	11,355,000	10,921,732
Extended Stay America Trust 2021-ESH A,
ICE LIBOR USD 1 Month + 1.0800%, 1.4770%, 7/15/38 (144A)‡	21,386,377	21,130,361
Extended Stay America Trust 2021-ESH B,
ICE LIBOR USD 1 Month + 1.3800%, 1.7770%, 7/15/38 (144A)‡	5,818,192	5,740,663
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.4566%, 7/25/25‡	4,193,078	4,305,004
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 6.1566%, 4/25/28‡	4,192,201	4,478,106
Fannie Mae REMICS, 3.0000%, 5/25/48	9,343,393	9,181,756
Fannie Mae REMICS, 3.0000%, 11/25/49	12,702,890	12,539,901
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	35,472,587	33,681,745
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 2.4066%, 10/25/49 (144A)‡	856,262	855,215

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 2.0990%, 12/25/50 (144A)‡	$17,081,000	$16,923,230
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA2 M2,
ICE LIBOR USD 1 Month + 3.1000%, 3.5566%, 3/25/50 (144A)‡	6,043,566	6,067,653
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 3.6066%, 9/25/50 (144A)‡	1,585,971	1,587,181
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 2.6990%, 11/25/50 (144A)‡	21,720,101	21,710,953
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3990%, 8/25/33 (144A)‡	6,224,000	6,134,798
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 2.3490%, 8/25/33 (144A)‡	23,429,000	22,459,854
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 2.1500%, 3/25/42 (144A)‡	12,347,000	12,359,150
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	45,785,709	43,483,053
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.4310%, 12/15/36 (144A)‡	3,938,000	3,887,396
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 1.7310%, 12/15/36 (144A)‡	4,405,000	4,337,343
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 2.0300%, 12/15/36 (144A)‡	4,900,000	4,810,426
Highbridge Loan Management Ltd 2021-16A B,
ICE LIBOR USD 3 Month + 1.7000%, 1.9553%, 1/23/35 (144A)‡	5,360,143	5,300,538
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	10,770,411	10,837,639
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	22,337,370	22,025,598
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	11,861,874	11,623,321
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 1.0970%, 3/15/38 (144A)‡	30,568,406	29,903,419
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 1.4970%, 3/15/38 (144A)‡	15,119,064	14,594,748
LUXE Commercial Mortgage Trust 2021-TRIP A,
ICE LIBOR USD 1 Month + 1.0500%, 1.4470%, 10/15/38 (144A)‡	15,291,000	14,978,755
MED Trust 2021-MDLN C,
ICE LIBOR USD 1 Month + 1.8000%, 2.1970%, 11/15/38 (144A)‡	4,649,000	4,553,049
MED Trust 2021-MDLN D,
ICE LIBOR USD 1 Month + 2.0000%, 2.3970%, 11/15/38 (144A)‡	4,904,000	4,786,998
MED Trust 2021-MDLN E,
ICE LIBOR USD 1 Month + 3.1500%, 3.5470%, 11/15/38 (144A)‡	21,424,000	20,868,672
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 4.3970%, 11/15/38 (144A)‡	14,528,000	14,170,857
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 1.0490%, 8/25/51 (144A)‡	11,809,060	11,728,850
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 1.0490%, 10/25/51 (144A)‡	14,813,529	14,712,487
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	8,900,302	8,217,077
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	30,488,807	28,925,063
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	14,022,000	13,747,181
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 1.1980%, 4/15/38 (144A)‡	32,472,249	31,959,194
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 1.7480%, 4/15/38 (144A)‡	15,653,295	15,357,421
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	1,755,073	1,781,606
Newday Funding Master Issuer PLC 2021-1A A2,
SOFR + 1.1000%, 1.1496%, 3/15/29 (144A)‡	13,345,000	13,344,040
Newday Funding Master Issuer PLC 2021-2A A2,
SOFR + 0.9500%, 1.0000%, 7/15/29 (144A)‡	7,558,000	7,554,933

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	$5,130,143	$4,993,312
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	12,023,267	11,367,441
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	13,264,237	12,771,082
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 0.8987%, 11/25/51 (144A)‡	16,764,662	16,566,468
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	18,382,430	17,419,595
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	34,381,501	32,652,386
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	1,805,000	1,806,027
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	1,842,000	1,843,242
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	10,454,274	9,626,492
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	34,619,595	32,878,506
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	14,679,942	13,812,842
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	12,743,000	12,509,627
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	11,853,165	11,168,880
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	10,821,712	10,649,813
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	18,586,443	18,015,001
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)‡	16,401,286	15,820,493
Regatta XXIII Funding Ltd 2021-4A B,
ICE LIBOR USD 3 Month + 1.7000%, 1.8104%, 1/20/35 (144A)‡	5,891,224	5,817,460
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	5,936,219	5,829,149
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	27,434,000	26,803,059
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	2,614,007	2,475,066
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	1,086,665	1,051,773
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	326,580	325,129
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	1,713,811	1,703,046
Taco Bell Funding LLC 2016-1A A23, 4.9700%, 5/25/46 (144A)	8,144,828	8,255,184
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48 (144A)	13,350,533	13,564,693
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51 (144A)	8,064,788	7,201,143
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	8,570,000	8,158,446
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	4,395,000	4,149,758
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	7,718,279	7,597,975
TPI Re-Remic Trust 2022-FRR1 AK33, 0%, 7/25/46 (144A)◊	8,395,000	7,985,646
TPI Re-Remic Trust 2022-FRR1 AK34, 0%, 7/25/46 (144A)◊	6,915,000	6,577,813
TPI Re-Remic Trust 2022-FRR1 AK35, 0%, 8/25/46 (144A)◊	9,375,000	8,886,473
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 0.9487%, 8/25/51 (144A)‡	14,092,535	13,938,909
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	6,911,437	6,388,630
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	11,348,774	11,034,660
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	7,296,363	7,105,835
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	25,038,000	24,851,471
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	17,832,000	16,537,542
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	11,511,000	10,409,435
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 1.2970%, 7/15/39 (144A)‡	8,418,000	8,238,465
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	4,605,762	4,476,898
VMC Finance LLC 2021-HT1 A,
ICE LIBOR USD 1 Month + 1.6500%, 1.7870%, 1/18/37 (144A)‡	13,593,427	13,321,561
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 1.5470%, 2/15/40 (144A)‡	8,375,727	8,293,275
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	1,190,173	1,179,691
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	6,715,287	6,542,584
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	12,457,000	12,392,149
Wingstop Funding LLC 2020-1A A2, 2.8410%, 12/5/50 (144A)	11,375,835	10,582,126
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 0.8487%, 7/25/51 (144A)‡	10,641,196	10,480,532

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Zaxby's Funding LLC 2021-1A A2, 3.2380%, 7/30/51 (144A)	$5,578,965	$5,155,268
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,743,633,918)		1,690,872,403
Bank Loans and Mezzanine Loans– 0%
Finance Companies – 0%
Castlelake Aviation Ltd,
ICE LIBOR USD 3 Month + 2.7500%, 3.5760%, 10/22/26‡(cost$9,870,135)	9,961,063	9,680,958
Corporate Bonds– 10.1%
Banking – 3.1%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	12,653,000	12,733,919
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0700%, 3.9700%, 3/5/29‡	11,944,000	12,125,762
Bank of America Corp, SOFR + 1.0600%, 2.0870%, 6/14/29‡	25,438,000	23,236,173
Bank of America Corp, SOFR + 2.1500%, 2.5920%, 4/29/31‡	51,219,000	47,252,933
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	21,700,000	22,431,291
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,µ	7,250,000	7,304,375
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	31,297,000	32,048,128
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	53,212,000	48,352,112
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	12,805,000	12,050,846
BNP Paribas SA, SOFR + 1.5610%, 3.1320%, 1/20/33 (144A)‡	10,937,000	10,121,933
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 2.0500%, 2.5880%, 8/12/35 (144A)‡	28,115,000	24,407,160
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	36,115,000	36,521,281
Citigroup Inc, SOFR + 3.9140%, 4.4120%, 3/31/31‡	24,901,000	25,851,089
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,µ	8,824,000	8,824,000
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	8,361,000	8,522,367
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	2,012,000	2,020,048
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	22,906,000	22,139,632
First Republic Bank/CA, 4.6250%, 2/13/47	5,767,000	6,173,664
Goldman Sachs Group Inc, 3.5000%, 4/1/25	39,166,000	39,458,100
Goldman Sachs Group Inc, SOFR + 1.1140%, 2.6400%, 2/24/28‡	14,486,000	13,850,453
Goldman Sachs Group Inc, SOFR + 1.4100%, 3.1020%, 2/24/33‡	15,819,000	14,910,792
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	9,471,000	9,139,568
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	24,028,000	24,525,705
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	22,144,000	20,720,067
JPMorgan Chase & Co, SOFR + 1.2600%, 2.9630%, 1/25/33‡	36,264,000	34,188,006
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	7,243,000	7,218,917
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%‡,µ	7,646,000	7,368,833
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	24,836,000	23,990,793
Morgan Stanley, 4.3500%, 9/8/26	14,618,000	15,056,188
Morgan Stanley, 3.9500%, 4/23/27	22,247,000	22,606,337
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	11,537,000	10,718,816
Morgan Stanley, SOFR + 1.0340%, 1.7940%, 2/13/32‡	20,010,000	17,207,119
Morgan Stanley, SOFR + 1.1780%, 2.2390%, 7/21/32‡	31,595,000	27,997,260
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	39,331,000	36,882,177
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36‡	38,024,000	32,599,648
National Australia Bank Ltd, 2.9900%, 5/21/31 (144A)	28,726,000	26,066,490
SVB Financial Group,
US Treasury Yield Curve Rate 5 Year + 3.0740%, 4.2500%‡,µ	41,202,000	38,111,850
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	23,100,000	19,635,000
US Bancorp,
US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	24,698,000	22,146,772
Wells Fargo & Co, SOFR + 1.5100%, 3.5260%, 3/24/28‡	19,590,000	19,550,657
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	19,870,000	17,352,236
		863,418,497
Basic Industry – 0.2%
Allegheny Technologies Inc, 5.8750%, 12/1/27	14,411,000	14,400,840

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2022

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Basic Industry– (continued)
Axalta Coating Systems Ltd, 3.3750%, 2/15/29 (144A)	$27,737,000	$24,386,370
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	20,844,000	19,463,085
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	7,932,000	8,089,882
		66,340,177
Brokerage – 0.3%
Charles Schwab Corp,
US Treasury Yield Curve Rate 10 Year + 3.0790%, 4.0000%‡,µ	13,232,000	11,883,924
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	55,634,000	57,303,020
		69,186,944
Capital Goods – 0.1%
General Dynamics Corp, 3.5000%, 4/1/27	7,372,000	7,512,764
Standard Industries Inc/NJ, 4.3750%, 7/15/30 (144A)	5,859,000	5,366,580
TransDigm Inc, 4.6250%, 1/15/29	15,450,000	14,445,287
		27,324,631
Communications – 0.3%
AT&T Inc, 3.8000%, 12/1/57	13,125,000	11,974,463
AT&T Inc, 3.6500%, 9/15/59	2,171,000	1,903,821
Charter Communications Operating LLC / Charter Communications Operating Capital,
2.8000%, 4/1/31	16,387,000	14,769,505
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.4840%, 10/23/45	3,584,000	4,079,966
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.8000%, 3/1/50	9,331,000	8,863,605
Comcast Corp, 3.7500%, 4/1/40	6,795,000	6,839,936
Fox Corp, 4.0300%, 1/25/24	8,690,000	8,871,599
GCI LLC, 4.7500%, 10/15/28 (144A)	34,870,000	34,042,186
		91,345,081
Consumer Cyclical – 0.4%
Dollar General Corp, 4.1250%, 4/3/50	11,279,000	11,250,792
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	4,305,000	4,431,180
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	9,419,000	9,842,231
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	1,226,000	1,287,999
Home Depot Inc/The, 2.8750%, 4/15/27	6,352,000	6,328,134
Home Depot Inc/The, 3.2500%, 4/15/32	10,593,000	10,597,183
Lithia Motors Inc, 3.8750%, 6/1/29 (144A)	31,092,000	29,389,402
Lowe's Cos Inc, 3.3500%, 4/1/27	3,626,000	3,647,200
Lowe's Cos Inc, 3.7500%, 4/1/32	23,889,000	24,151,763
		100,925,884
Consumer Non-Cyclical – 1.5%
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	25,501,000	26,177,542
CVS Health Corp, 5.0500%, 3/25/48	9,216,000	10,437,037
Diageo Capital PLC, 1.3750%, 9/29/25	11,362,000	10,759,725
Diageo Capital PLC, 2.0000%, 4/29/30	10,703,000	9,759,535
Diageo Capital PLC, 2.1250%, 4/29/32	8,585,000	7,743,769
Elanco Animal Health Inc, 5.7720%, 8/28/23	19,872,000	20,517,840
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/27 (144A)	13,155,000	13,154,827
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/29 (144A)	8,390,000	8,304,496
Hasbro Inc, 3.9000%, 11/19/29	25,055,000	25,141,531
Hasbro Inc, 6.3500%, 3/15/40	7,010,000	8,488,348
Hasbro Inc, 5.1000%, 5/15/44	3,976,000	4,272,005
HCA Inc, 4.7500%, 5/1/23	14,385,000	14,744,109
HCA Inc, 5.3750%, 2/1/25	7,877,000	8,196,019
HCA Inc, 5.8750%, 2/15/26	4,146,000	4,409,312
HCA Inc, 5.3750%, 9/1/26	3,180,000	3,339,000
HCA Inc, 5.6250%, 9/1/28	9,208,000	9,956,150
HCA Inc, 5.8750%, 2/1/29	6,941,000	7,587,901
HCA Inc, 5.5000%, 6/15/47	3,767,000	4,250,678
HCA Inc, 5.2500%, 6/15/49	5,651,000	6,188,753

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
HCA Inc, 3.5000%, 7/15/51	$18,689,000	$16,204,907
JBS Finance Luxembourg Sarl, 3.6250%, 1/15/32 (144A)	13,258,000	12,131,203
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	9,344,000	9,850,912
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	26,108,000	27,674,480
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	19,216,000	19,644,132
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.7500%, 12/1/31 (144A)	12,464,000	11,569,521
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.0000%, 5/15/32 (144A)	13,810,000	12,429,138
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
4.3750%, 2/2/52 (144A)	36,173,000	31,466,292
Mondelez International Inc, 2.7500%, 4/13/30	1,182,000	1,130,782
Performance Food Group Inc, 4.2500%, 8/1/29 (144A)	31,490,000	28,695,263
Pilgrim's Pride Corp, 3.5000%, 3/1/32 (144A)	21,555,000	18,817,192
Royalty Pharma PLC, 3.5500%, 9/2/50	14,211,000	11,804,810
Royalty Pharma PLC, 3.3500%, 9/2/51	7,880,000	6,316,694
Teva Pharmaceutical Industries Ltd, 4.7500%, 5/9/27	6,781,000	6,509,421
Teva Pharmaceutical Industries Ltd, 5.1250%, 5/9/29	8,832,000	8,489,495
		426,162,819
Electric – 0.4%
Algonquin Power & Utilities Corp,
US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	22,545,000	21,020,958
Dominion Energy Inc,
US Treasury Yield Curve Rate 5 Year + 3.1950%, 4.3500%‡,µ	12,405,000	11,996,379
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	16,995,000	15,189,369
NextEra Energy Capital Holdings Inc, 1.8750%, 1/15/27	27,591,000	25,875,785
NextEra Energy Capital Holdings Inc, 2.4400%, 1/15/32	8,200,000	7,498,309
NRG Energy Inc, 6.6250%, 1/15/27	5,517,000	5,685,434
NRG Energy Inc, 3.3750%, 2/15/29 (144A)	17,426,000	15,490,146
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	19,673,000	17,304,174
		120,060,554
Energy – 0.4%
Cheniere Energy Partners LP, 4.0000%, 3/1/31	12,892,000	12,497,376
Cheniere Energy Partners LP, 3.2500%, 1/31/32 (144A)	16,346,000	14,863,254
Continental Resources Inc, 5.7500%, 1/15/31 (144A)	20,039,000	21,918,658
Energy Transfer Operating LP, 4.9500%, 6/15/28	626,000	657,449
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	23,398,000	23,382,674
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	5,896,000	5,563,466
Southwestern Energy Co, 4.7500%, 2/1/32	15,561,000	15,541,549
Targa Resources Corp, 4.2000%, 2/1/33	6,441,000	6,499,769
		100,924,195
Finance Companies – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	18,600,000	18,962,871
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
3.0000%, 10/29/28	12,919,000	11,913,736
Air Lease Corp, 1.8750%, 8/15/26	17,148,000	15,796,914
Air Lease Corp, 3.0000%, 2/1/30	8,657,000	7,973,548
Ares Capital Corp, 2.8750%, 6/15/27	17,055,000	15,516,291
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	16,110,000	14,722,124
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	16,984,000	15,370,520
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	19,212,000	17,639,402
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
4.0000%, 10/15/33 (144A)	17,163,000	15,033,072
		132,928,478

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	MARCH 31, 2022

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Insurance – 1.0%
Athene Global Funding, 1.7160%, 1/7/25 (144A)	$10,522,000	$10,027,234
Athene Global Funding, 1.7300%, 10/2/26 (144A)	33,310,000	30,246,236
Athene Global Funding, 2.7170%, 1/7/29 (144A)	21,681,000	19,928,333
Athene Global Funding, 2.6460%, 10/4/31 (144A)	32,528,000	28,705,238
Brown & Brown Inc, 4.2000%, 3/17/32	6,426,000	6,529,204
Brown & Brown Inc, 4.9500%, 3/17/52	18,886,000	20,163,995
Centene Corp, 4.2500%, 12/15/27	19,545,000	19,618,294
Centene Corp, 2.4500%, 7/15/28	16,998,000	15,531,073
Centene Corp, 3.0000%, 10/15/30	18,048,000	16,576,547
Corebridge Financial Inc, 3.6500%, 4/5/27 (144A)	17,701,000	17,676,219
Corebridge Financial Inc, 3.8500%, 4/5/29 (144A)	6,350,000	6,344,222
Corebridge Financial Inc, 3.9000%, 4/5/32 (144A)	17,406,000	17,380,239
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	48,521,000	48,017,352
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	27,945,000	25,608,798
		282,352,984
Real Estate Investment Trusts (REITs) – 0.4%
Agree LP, 2.0000%, 6/15/28	11,528,000	10,442,890
Agree LP, 2.9000%, 10/1/30	7,437,000	6,942,077
Agree LP, 2.6000%, 6/15/33	8,647,000	7,615,578
Invitation Homes Inc, 2.0000%, 8/15/31	19,425,000	16,588,348
MPT Operating Partnership LP / MPT Finance Corp, 3.5000%, 3/15/31	21,744,000	20,193,918
Rexford Industrial Realty Inc, 2.1500%, 9/1/31	22,753,000	19,750,913
Sun Communities Inc, 2.7000%, 7/15/31	21,657,000	19,537,553
		101,071,277
Technology – 1.4%
Analog Devices Inc, 2.9500%, 4/1/25	10,074,000	10,092,944
Broadcom Inc, 4.3000%, 11/15/32	14,848,000	15,067,251
Broadcom Inc, 3.4190%, 4/15/33 (144A)	18,027,000	16,824,989
Broadcom Inc, 3.4690%, 4/15/34 (144A)	28,381,000	26,284,531
Equinix Inc, 2.1500%, 7/15/30	9,552,000	8,359,593
Global Payments Inc, 2.1500%, 1/15/27	11,282,000	10,589,007
Global Payments Inc, 2.9000%, 11/15/31	16,923,000	15,417,986
Marvell Technology Inc, 1.6500%, 4/15/26	13,225,000	12,288,314
Marvell Technology Inc, 4.8750%, 6/22/28	14,717,000	15,406,779
Microchip Technology Inc, 2.6700%, 9/1/23	23,076,000	22,998,712
MSCI Inc, 4.0000%, 11/15/29 (144A)	1,532,000	1,487,855
MSCI Inc, 3.6250%, 9/1/30 (144A)	25,762,000	24,148,912
MSCI Inc, 3.8750%, 2/15/31 (144A)	21,571,000	20,452,652
Oracle Corp, 2.8750%, 3/25/31	9,949,000	9,071,406
Oracle Corp, 3.9500%, 3/25/51	25,622,000	22,399,142
PayPal Holdings Inc, 1.6500%, 6/1/25	8,019,000	7,710,333
S&P Global Inc, 2.7000%, 3/1/29 (144A)	15,938,000	15,448,916
S&P Global Inc, 2.9000%, 3/1/32 (144A)	19,311,000	18,721,064
Seagate HDD Cayman, 4.8750%, 6/1/27	744,000	760,740
Seagate HDD Cayman, 4.0910%, 6/1/29	8,263,000	8,015,523
Seagate HDD Cayman, 3.1250%, 7/15/29	3,463,000	3,108,043
Seagate HDD Cayman, 4.1250%, 1/15/31	18,902,000	17,909,645
SK Hynix Inc, 1.5000%, 1/19/26 (144A)	17,563,000	16,246,995
SK Hynix Inc, 2.3750%, 1/19/31 (144A)	11,146,000	9,715,351
Total System Services Inc, 4.8000%, 4/1/26	11,686,000	12,267,641
Trimble Inc, 4.7500%, 12/1/24	18,923,000	19,459,062
Trimble Inc, 4.9000%, 6/15/28	11,312,000	11,715,603
Workday Inc, 3.5000%, 4/1/27	8,410,000	8,407,812
Workday Inc, 3.7000%, 4/1/29	6,316,000	6,330,110
Workday Inc, 3.8000%, 4/1/32	13,725,000	13,698,882
		400,405,793
Transportation – 0.1%
GXO Logistics inc, 1.6500%, 7/15/26 (144A)	14,940,000	13,487,829

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Transportation– (continued)
GXO Logistics inc, 2.6500%, 7/15/31 (144A)	$6,918,000	$5,998,598
		19,486,427
Total Corporate Bonds (cost $2,957,886,115)		2,801,933,741
Mortgage-Backed Securities– 6.1%
Fannie Mae:
1.5000%, TBA, 15 Year Maturity	4,361,241	4,129,899
2.0000%, TBA, 15 Year Maturity	47,739,539	46,345,019
3.0000%, TBA, 30 Year Maturity	70,952,981	69,378,463
2.5000%, TBA, 15 Year Maturity	28,461,400	28,119,436
3.5000%, TBA, 30 Year Maturity	209,851,106	210,136,504
2.5000%, TBA, 30 Year Maturity	219,739,628	209,586,998
		567,696,319
Fannie Mae Pool:
7.5000%, 7/1/28	39,668	43,119
3.0000%, 10/1/34	1,565,261	1,582,397
2.5000%, 11/1/34	1,124,774	1,116,984
3.0000%, 11/1/34	576,421	584,386
3.0000%, 12/1/34	671,812	680,442
6.0000%, 2/1/37	253,678	281,399
2.0000%, 2/1/42	16,423,084	15,465,630
2.0000%, 2/1/42	13,882,197	13,026,310
2.0000%, 2/1/42	2,254,355	2,115,366
4.5000%, 11/1/42	1,358,796	1,442,011
3.0000%, 1/1/43	731,030	729,436
3.0000%, 2/1/43	187,182	186,915
3.0000%, 5/1/43	1,674,834	1,673,391
5.0000%, 7/1/44	154,883	167,219
4.5000%, 10/1/44	3,447,574	3,662,678
4.5000%, 3/1/45	5,048,391	5,363,375
4.5000%, 6/1/45	2,702,571	2,898,356
3.5000%, 12/1/45	1,527,822	1,554,408
3.0000%, 1/1/46	259,330	257,855
4.5000%, 2/1/46	5,880,889	6,241,047
3.5000%, 7/1/46	3,309,331	3,352,808
3.0000%, 9/1/46	16,935,625	16,891,853
3.0000%, 2/1/47	48,448,725	48,323,504
3.0000%, 3/1/47	5,833,274	5,792,128
3.5000%, 3/1/47	1,315,235	1,338,122
3.5000%, 7/1/47	1,163,076	1,183,315
3.5000%, 8/1/47	1,125,634	1,135,719
3.5000%, 8/1/47	1,054,587	1,075,418
3.5000%, 12/1/47	482,244	491,769
3.5000%, 12/1/47	301,510	307,466
3.5000%, 1/1/48	3,240,927	3,277,931
4.0000%, 1/1/48	10,928,755	11,308,315
4.0000%, 1/1/48	4,241,860	4,385,043
3.0000%, 2/1/48	3,740,691	3,719,426
3.5000%, 3/1/48	460,847	468,590
4.0000%, 3/1/48	3,343,797	3,456,372
4.5000%, 3/1/48	145,973	151,582
5.0000%, 5/1/48	3,545,536	3,729,093
3.5000%, 7/1/48	30,630,927	31,033,343
4.5000%, 8/1/48	83,173	86,369
4.0000%, 2/1/49	1,700,199	1,743,189
3.0000%, 8/1/49	3,680,081	3,619,957
3.0000%, 8/1/49	1,935,804	1,904,178
3.0000%, 9/1/49	721,721	710,854
2.5000%, 1/1/50	2,016,505	1,939,284
2.5000%, 3/1/50	3,024,004	2,902,504

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
2.5000%, 8/1/50	$2,578,204	$2,485,768
2.5000%, 10/1/50	2,917,073	2,795,936
2.5000%, 1/1/51	4,542,737	4,352,342
2.5000%, 8/1/51	489,116	467,583
2.5000%, 12/1/51	45,030,209	43,142,259
2.5000%, 1/1/52	15,191,906	14,554,965
2.5000%, 2/1/52	74,116,497	70,980,340
3.0000%, 2/1/52	14,396,044	14,102,625
2.5000%, 3/1/52	30,366,257	29,069,392
2.5000%, 3/1/52	29,352,541	28,110,521
2.5000%, 3/1/52	10,918,747	10,471,588
2.5000%, 3/1/52	2,607,514	2,495,646
2.5000%, 3/1/52	2,397,642	2,295,245
2.5000%, 3/1/52	2,086,728	1,998,430
2.5000%, 3/1/52	834,667	801,494
3.0000%, 3/1/52	51,041,045	49,954,771
3.0000%, 3/1/52	16,151,427	15,822,748
3.0000%, 3/1/52	14,507,531	14,252,131
3.0000%, 4/1/52	38,809,602	37,983,642
3.0000%, 4/1/52	12,237,475	12,032,691
3.0000%, 4/1/52	10,756,637	10,567,270
3.5000%, 8/1/56	11,970,273	12,201,400
3.0000%, 2/1/57	12,122,866	12,037,355
3.0000%, 6/1/57	230,549	228,545
		606,605,543
Freddie Mac Gold Pool:
3.5000%, 1/1/47	892,425	917,283
Freddie Mac Pool:
3.0000%, 5/1/31	13,962,058	14,131,571
3.0000%, 9/1/32	2,947,921	2,984,067
3.0000%, 10/1/32	1,506,328	1,524,798
3.0000%, 12/1/32	1,048,816	1,060,225
3.0000%, 1/1/33	1,996,033	2,020,508
2.5000%, 12/1/33	14,320,906	14,270,445
3.0000%, 10/1/34	3,500,596	3,543,039
3.0000%, 10/1/34	1,529,264	1,545,967
2.5000%, 11/1/34	4,781,441	4,748,329
2.5000%, 11/1/34	1,056,331	1,049,016
6.0000%, 4/1/40	3,838,760	4,271,910
2.0000%, 1/1/42	29,539,210	27,816,742
2.0000%, 3/1/42	78,800,590	73,941,755
2.0000%, 4/1/42	5,341,290	5,023,352
3.5000%, 7/1/42	644,111	661,575
3.5000%, 8/1/42	785,045	806,332
3.5000%, 8/1/42	723,837	743,464
3.5000%, 2/1/43	1,780,702	1,830,349
3.0000%, 3/1/43	7,725,494	7,705,481
3.0000%, 6/1/43	234,272	231,400
3.5000%, 2/1/44	2,056,528	2,113,866
4.5000%, 5/1/44	1,174,559	1,259,518
3.5000%, 12/1/44	12,190,819	12,430,933
3.0000%, 1/1/45	3,083,234	3,072,612
4.0000%, 4/1/45	27,323	28,925
3.0000%, 1/1/46	560,033	558,582
3.5000%, 7/1/46	2,577,137	2,606,714
3.0000%, 10/1/46	6,618,727	6,572,106
4.0000%, 3/1/47	1,264,054	1,312,846
3.0000%, 4/1/47	1,328,566	1,319,208
3.5000%, 4/1/47	527,208	534,169

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
3.5000%, 9/1/47	$4,191,276	$4,228,851
3.5000%, 12/1/47	7,195,629	7,282,228
3.5000%, 2/1/48	2,604,652	2,626,362
4.0000%, 3/1/48	3,074,957	3,178,652
4.5000%, 3/1/48	117,568	122,095
4.0000%, 4/1/48	2,994,477	3,066,218
4.0000%, 4/1/48	2,544,211	2,627,690
4.0000%, 5/1/48	4,409,075	4,514,706
4.5000%, 7/1/48	621,279	645,201
5.0000%, 9/1/48	113,053	119,350
4.5000%, 12/1/48	2,353,926	2,487,164
3.0000%, 8/1/49	2,845,312	2,798,779
3.0000%, 8/1/49	1,179,427	1,160,138
3.0000%, 12/1/49	1,516,797	1,491,991
3.0000%, 12/1/49	1,435,690	1,412,210
2.5000%, 1/1/50	872,540	839,140
3.0000%, 3/1/50	1,897,787	1,863,739
3.5000%, 3/1/50	613,206	615,521
2.5000%, 8/1/50	1,311,412	1,264,645
2.5000%, 8/1/50	469,091	452,272
2.5000%, 9/1/50	2,595,901	2,502,327
2.5000%, 8/1/51	4,542,436	4,342,461
2.5000%, 1/1/52	4,746,077	4,560,166
2.5000%, 1/1/52	2,954,198	2,831,976
2.5000%, 2/1/52	6,782,210	6,495,225
3.0000%, 2/1/52	3,863,491	3,795,528
3.0000%, 2/1/52	2,964,449	2,914,888
2.5000%, 3/1/52	1,028,476	984,561
3.0000%, 3/1/52	4,034,504	3,966,928
		276,910,816
Ginnie Mae:
3.0000%, TBA, 30 Year Maturity	93,133,822	92,014,726
2.5000%, TBA, 30 Year Maturity	89,896,710	87,119,171
		179,133,897
Ginnie Mae I Pool:
6.0000%, 1/15/34	68,136	75,069
4.0000%, 1/15/45	11,350,525	11,942,288
4.5000%, 8/15/46	13,733,695	14,972,466
4.0000%, 7/15/47	2,553,243	2,642,704
4.0000%, 8/15/47	438,998	454,380
4.0000%, 11/15/47	448,471	464,185
4.0000%, 12/15/47	962,199	995,913
		31,547,005
Ginnie Mae II Pool:
4.0000%, 8/20/47	1,214,928	1,251,838
4.0000%, 8/20/47	285,537	294,212
4.0000%, 8/20/47	189,631	195,392
4.5000%, 2/20/48	1,597,234	1,677,891
4.5000%, 5/20/48	2,921,589	3,041,703
4.5000%, 5/20/48	519,315	540,665
4.0000%, 6/20/48	11,628,597	11,930,229
5.0000%, 8/20/48	4,841,265	5,099,740
		24,031,670
Total Mortgage-Backed Securities (cost $1,718,884,958)		1,686,842,533
United States Treasury Notes/Bonds– 14.7%
0.1250%, 8/31/23	74,246,000	72,233,237
0.3750%, 10/31/23	85,664,600	83,261,975
0.8750%, 1/31/24	41,703,000	40,640,877

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds– (continued)
1.5000%, 2/29/24	$167,588,000	$165,146,191
1.5000%, 2/15/25	19,258,000	18,717,873
1.7500%, 3/15/25	5,709,000	5,588,130
0.3750%, 1/31/26	170,339,600	156,945,319
0.7500%, 4/30/26	164,071,000	152,816,755
0.8750%, 6/30/26	235,686,000	220,127,043
0.6250%, 7/31/26	84,517,000	77,986,742
0.7500%, 8/31/26	20,923,800	19,392,930
0.8750%, 9/30/26	211,206,700	196,595,486
1.2500%, 11/30/26	133,754,800	126,549,805
1.2500%, 12/31/26	354,740,000	335,160,016
1.5000%, 1/31/27	534,416,500	510,701,768
1.8750%, 2/28/27	60,762,000	59,133,768
1.2500%, 4/30/28	9,610,400	8,952,688
1.2500%, 6/30/28	18,454,000	17,166,545
1.1250%, 8/31/28	145,870,000	134,394,133
1.7500%, 1/31/29	9,294,400	8,899,388
1.8750%, 2/28/29	7,782,000	7,512,062
1.8750%, 2/15/32	690,507,600	663,103,080
1.3750%, 11/15/40	45,337,000	37,064,768
1.7500%, 8/15/41	285,318,000	247,290,460
2.0000%, 11/15/41	160,422,000	145,156,844
2.3750%, 2/15/42	55,180,000	53,222,834
2.7500%, 8/15/42	103,596,600	105,340,746
1.3750%, 8/15/50	152,363,200	117,272,051
1.8750%, 2/15/51	70,452,600	61,560,711
1.8750%, 11/15/51	247,549,400	217,147,239
Total United States Treasury Notes/Bonds (cost $4,267,027,436)		4,065,081,464
Common Stocks– 61.3%
Aerospace & Defense – 1.2%
General Dynamics Corp	871,664	210,227,924
L3Harris Technologies Inc	509,056	126,485,144
		336,713,068
Air Freight & Logistics – 1.3%
United Parcel Service Inc	1,640,597	351,842,433
Auto Components – 0.3%
Aptiv PLC*	641,540	76,798,753
Banks – 1.3%
Bank of America Corp	8,981,741	370,227,364
Beverages – 1.0%
Constellation Brands Inc	322,754	74,336,701
Monster Beverage Corp*	2,382,392	190,353,121
		264,689,822
Biotechnology – 1.0%
AbbVie Inc	1,779,143	288,416,872
Capital Markets – 2.9%
Charles Schwab Corp	1,495,453	126,081,642
CME Group Inc	954,417	227,017,628
Goldman Sachs Group Inc	236,790	78,164,379
Morgan Stanley	3,662,942	320,141,131
S&P Global Inc	140,048	57,444,889
		808,849,669
Communications Equipment – 0.4%
Motorola Solutions Inc	499,594	121,001,667
Consumer Finance – 1.1%
American Express Co	1,582,175	295,866,725
Electrical Equipment – 0.4%
Rockwell Automation Inc	376,070	105,310,882

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electronic Equipment, Instruments & Components – 0.3%
Corning Inc	2,200,186	$81,208,865
Entertainment – 1.0%
Netflix Inc*	150,834	56,500,908
Walt Disney Co*	1,606,870	220,398,289
		276,899,197
Food & Staples Retailing – 1.8%
Costco Wholesale Corp	713,223	410,709,465
Sysco Corp	1,188,116	97,009,671
		507,719,136
Food Products – 0.5%
Hershey Co	701,533	151,973,094
Health Care Equipment & Supplies – 2.9%
Abbott Laboratories	1,995,540	236,192,114
Align Technology Inc*	240,739	104,962,204
Edwards Lifesciences Corp*	1,133,268	133,408,309
IDEXX Laboratories Inc*	128,636	70,371,610
Intuitive Surgical Inc*	265,296	80,034,497
Medtronic PLC	811,885	90,078,641
Stryker Corp	378,320	101,143,852
		816,191,227
Health Care Providers & Services – 2.1%
UnitedHealth Group Inc	1,124,308	573,363,351
Hotels, Restaurants & Leisure – 2.4%
Hilton Worldwide Holdings Inc*	1,181,885	179,339,230
McDonald's Corp	1,411,327	348,992,941
Starbucks Corp	1,643,904	149,545,947
		677,878,118
Household Products – 0.9%
Procter & Gamble Co	1,644,231	251,238,497
Industrial Conglomerates – 0.9%
Honeywell International Inc	1,275,925	248,269,487
Information Technology Services – 3.1%
Accenture PLC	549,285	185,235,381
Fidelity National Information Services Inc	1,167,013	117,191,445
Mastercard Inc	1,528,195	546,146,329
		848,573,155
Insurance – 1.2%
Progressive Corp/The	2,831,772	322,793,690
Interactive Media & Services – 3.7%
Alphabet Inc - Class C*	367,829	1,027,342,719
Internet & Direct Marketing Retail – 3.4%
Amazon.com Inc*	242,345	790,032,583
Booking Holdings Inc*	68,481	160,824,204
		950,856,787
Leisure Products – 0.4%
Hasbro Inc	1,267,730	103,852,442
Life Sciences Tools & Services – 1.0%
Illumina Inc*	204,311	71,386,263
Thermo Fisher Scientific Inc	373,938	220,866,480
		292,252,743
Machinery – 1.9%
Deere & Co	822,383	341,667,241
Parker-Hannifin Corp	364,778	103,509,405
Trane Technologies PLC	554,459	84,665,889
		529,842,535
Media – 1.1%
Comcast Corp	6,575,298	307,855,452

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Multiline Retail – 0.9%
Dollar General Corp	1,152,984	$256,688,828
Personal Products – 0.2%
Estee Lauder Cos Inc	218,695	59,555,022
Pharmaceuticals – 2.3%
Eli Lilly & Co	1,391,561	398,501,324
Merck & Co Inc	2,253,663	184,913,049
Zoetis Inc	263,796	49,749,288
		633,163,661
Real Estate Management & Development – 0.3%
CBRE Group Inc*	838,046	76,697,970
Semiconductor & Semiconductor Equipment – 4.6%
Advanced Micro Devices Inc*	1,328,791	145,290,008
Lam Research Corp	652,158	350,606,662
Marvell Technology Inc	761,536	54,609,747
NVIDIA Corp	1,847,927	504,225,361
Texas Instruments Inc	1,170,360	214,737,653
		1,269,469,431
Software – 7.9%
Adobe Inc*	797,012	363,134,607
Cadence Design Systems Inc*	764,252	125,688,884
Microsoft Corp	4,822,050	1,486,686,235
salesforce.com Inc*	693,772	147,301,671
ServiceNow Inc*	107,757	60,008,796
		2,182,820,193
Specialty Retail – 1.0%
Home Depot Inc	897,674	268,700,758
Technology Hardware, Storage & Peripherals – 3.9%
Apple Inc	6,138,033	1,071,761,942
Textiles, Apparel & Luxury Goods – 0.7%
NIKE Inc - Class B	1,508,618	202,999,638
Total Common Stocks (cost $8,509,886,824)		17,009,685,193
Investment Companies– 4.9%
Money Markets – 4.9%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $1,349,541,535)	1,349,427,138	1,349,562,081
Total Investments (total cost $20,556,730,921) – 103.2%		28,613,658,373
Liabilities, net of Cash, Receivables and Other Assets – (3.2)%		(885,275,112)
Net Assets – 100%		$27,728,383,261

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$28,318,702,068	99.0%
Canada	69,373,070	0.2
Australia	65,558,358	0.2
France	46,579,939	0.2
United Kingdom	41,607,069	0.1
Ireland	30,876,607	0.1
South Korea	25,962,346	0.1
Israel	14,998,916	0.1

Total	$28,613,658,373	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 4.9%
Money Markets - 4.9%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$648,082	$-	$-	$1,349,562,081

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 4.9%
Money Markets - 4.9%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	1,228,554,350	3,408,531,070	(3,287,523,339)	1,349,562,081

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	1,803	6/30/22	$221,543,625	$(6,366,844)
2 Year US Treasury Note	5,848	7/6/22	1,239,319,131	(9,753,902)
5 Year US Treasury Note	6,657	7/6/22	763,474,688	(16,736,555)
Ultra Long Term US Treasury Bond	120	6/30/22	21,255,000	520,222
Total - Futures Long				(32,337,079)
Futures Short:
Ultra 10-Year Treasury Note	1,902	6/30/22	(257,661,563)	7,998,029
Total				$(24,339,050)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

20	MARCH 31, 2022

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

March 31, 2022

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2022.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2022

Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$ 8,518,251

Liability Derivatives:
*Futures contracts	$(32,857,301)

*The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2022.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2022

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(16,483,903)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(24,339,050)

Please see the "Net Realized Gain/(Loss) on investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Futures contracts:
Average notional value of contracts - long	$676,620,899
Average notional value of contracts - short	(41,472,623)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Balanced Fund

Notes to Schedule of Investments and Other Information (unaudited)

Balanced Index	Balanced Index is an internally-calculated, hypothetical combination of total returns from the S&P 500® Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%).
Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
S&P 500® Index	S&P 500® Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $2,537,988,437, which represents 9.2% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

22	MARCH 31, 2022

Janus Henderson Balanced Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,690,872,403	$-
Bank Loans and Mezzanine Loans	-	9,680,958	-
Corporate Bonds	-	2,801,933,741	-
Mortgage-Backed Securities	-	1,686,842,533	-
United States Treasury Notes/Bonds	-	4,065,081,464	-
Common Stocks	17,009,685,193	-	-
Investment Companies	-	1,349,562,081	-
Total Investments in Securities	$17,009,685,193	$11,603,973,180	$-
Other Financial Instruments(a):
Futures Contracts	8,518,251	-	-
Total Assets	$17,018,203,444	$11,603,973,180	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$32,857,301	$-	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund	23

Janus Henderson Balanced Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $19,207,189,386)	$27,264,096,292
Affiliated investments, at value (cost $1,349,541,535)	1,349,562,081
Cash	79,682
Deposits with brokers for futures	16,410,000
Variation margin receivable on futures contracts	2,740,276
Non-interested Trustees' deferred compensation	760,715
Receivables:
TBA investments sold	396,480,065
Investments sold	316,949,454
Interest	41,574,457
Fund shares sold	34,824,016
Dividends	5,674,698
Dividends from affiliates	288,530
Other assets	7,446,458
Total Assets	29,436,886,724
Liabilities:
Variation margin payable on futures contracts	453,212
Payables:	—
TBA investments purchased	1,156,064,997
Investments purchased	470,520,416
Fund shares repurchased	55,975,957
Advisory fees	12,795,862
Transfer agent fees and expenses	4,094,790
Dividends	3,521,581
12b-1 Distribution and shareholder servicing fees	3,098,886
Non-interested Trustees' deferred compensation fees	760,715
Non-interested Trustees' fees and expenses	98,761
Professional fees	88,562
Affiliated fund administration fees payable	58,163
Custodian fees	29,381
Accrued expenses and other payables	942,180
Total Liabilities	1,708,503,463
Net Assets	$27,728,383,261

See Notes to Financial Statements.

24	MARCH 31, 2022

Janus Henderson Balanced Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$19,613,867,639
Total distributable earnings (loss)	8,114,515,622
Total Net Assets	$27,728,383,261
Net Assets - Class A Shares	$2,102,046,586
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	49,054,942
Net Asset Value Per Share(1)	$42.85
Maximum Offering Price Per Share(2)	$45.46
Net Assets - Class C Shares	$2,787,466,272
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	65,897,255
Net Asset Value Per Share(1)	$42.30
Net Assets - Class D Shares	$2,355,821,357
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	54,798,227
Net Asset Value Per Share	$42.99
Net Assets - Class I Shares	$12,112,563,992
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	281,641,539
Net Asset Value Per Share	$43.01
Net Assets - Class N Shares	$1,947,809,473
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	45,340,322
Net Asset Value Per Share	$42.96
Net Assets - Class R Shares	$484,464,771
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,387,585
Net Asset Value Per Share	$42.54
Net Assets - Class S Shares	$534,608,196
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,480,978
Net Asset Value Per Share	$42.83
Net Assets - Class T Shares	$5,403,602,614
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	125,885,870
Net Asset Value Per Share	$42.92

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Balanced Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Interest	$102,542,377
Dividends	99,414,880
Dividends from affiliates	648,082
Other income	581,886
Foreign tax withheld	(7,810)
Total Investment Income	203,179,415
Expenses:
Advisory fees	77,760,193
12b-1 Distribution and shareholder servicing fees:
Class A Shares	2,602,910
Class C Shares	13,646,880
Class R Shares	1,231,583
Class S Shares	700,808
Transfer agent administrative fees and expenses:
Class D Shares	1,349,830
Class R Shares	616,352
Class S Shares	703,240
Class T Shares	7,076,355
Transfer agent networking and omnibus fees:
Class A Shares	637,406
Class C Shares	881,483
Class I Shares	5,223,784
Other transfer agent fees and expenses:
Class A Shares	62,890
Class C Shares	68,108
Class D Shares	119,990
Class I Shares	262,555
Class N Shares	32,254
Class R Shares	1,984
Class S Shares	2,164
Class T Shares	19,434
Affiliated fund administration fees	353,456
Shareholder reports expense	337,409
Non-interested Trustees’ fees and expenses	239,921
Registration fees	164,646
Professional fees	110,948
Custodian fees	69,699
Other expenses	756,098
Total Expenses	115,032,380
Less: Excess Expense Reimbursement and Waivers	(313,008)
Net Expenses	114,719,372
Net Investment Income/(Loss)	88,460,043

See Notes to Financial Statements.

26	MARCH 31, 2022

Janus Henderson Balanced Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments	$251,570,086
Futures contracts	(16,483,903)
Total Net Realized Gain/(Loss) on Investments	235,086,183
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(147,965,578)
Futures contracts	(24,339,050)
Total Change in Unrealized Net Appreciation/Depreciation	(172,304,628)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$151,241,598

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Balanced Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$88,460,043	$219,235,486
Net realized gain/(loss) on investments	235,086,183	1,088,154,513
Change in unrealized net appreciation/depreciation	(172,304,628)	2,493,558,324
Net Increase/(Decrease) in Net Assets Resulting from Operations	151,241,598	3,800,948,323
Dividends and Distributions to Shareholders:
Class A Shares	(84,024,283)	(35,331,714)
Class C Shares	(108,475,010)	(37,789,179)
Class D Shares	(98,316,386)	(49,717,591)
Class I Shares	(500,805,633)	(207,941,551)
Class N Shares	(81,845,873)	(36,454,465)
Class R Shares	(18,874,632)	(7,295,538)
Class S Shares	(21,936,262)	(10,876,463)
Class T Shares	(228,309,178)	(145,991,988)
Net Decrease from Dividends and Distributions to Shareholders	(1,142,587,257)	(531,398,489)
Capital Share Transactions:
Class A Shares	214,623,262	216,989,230
Class C Shares	69,638,021	58,219,595
Class D Shares	73,330,937	49,335,057
Class I Shares	871,122,088	2,890,909,675
Class N Shares	420,825,560	122,411,936
Class R Shares	27,614,500	11,140,051
Class S Shares	(13,862,851)	(60,806,557)
Class T Shares	(28,867,911)	(1,833,754,835)
Net Increase/(Decrease) from Capital Share Transactions	1,634,423,606	1,454,444,152
Net Increase/(Decrease) in Net Assets	643,077,947	4,723,993,986
Net Assets:
Beginning of period	27,085,305,314	22,361,311,328
End of period	$27,728,383,261	$27,085,305,314

See Notes to Financial Statements.

28	MARCH 31, 2022

Janus Henderson Balanced Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$44.26	$38.77	$35.45	$35.22	$32.46	$29.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.34	0.49	0.60	0.50	0.52
Net realized and unrealized gain/(loss)	0.28	6.02	3.75	1.82	3.87	3.88
Total from Investment Operations	0.40	6.36	4.24	2.42	4.37	4.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.41)	(0.53)	(0.60)	(0.50)	(0.59)
Distributions (from capital gains)	(1.68)	(0.46)	(0.39)	(1.59)	(1.11)	(0.35)
Total Dividends and Distributions	(1.81)	(0.87)	(0.92)	(2.19)	(1.61)	(0.94)
Net Asset Value, End of Period	$42.85	$44.26	$38.77	$35.45	$35.22	$32.46
Total Return*	0.68%	16.58%	12.14%	7.73%	13.81%	15.44%
Net Assets, End of Period (in thousands)	$2,102,047	$1,963,351	$1,519,093	$1,082,508	$768,529	$625,454
Average Net Assets for the Period (in thousands)	$2,088,048	$1,788,265	$1,249,156	$905,165	$666,296	$781,785
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.88%	0.89%	0.90%	0.93%	0.95%	0.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.88%	0.89%	0.90%	0.93%	0.95%	0.94%
Ratio of Net Investment Income/(Loss)	0.56%	0.80%	1.34%	1.78%	1.48%	1.68%
Portfolio Turnover Rate	33%(2)	60%(2)	90%(2)	81%(2)	88%	60%

Class C Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$43.74	$38.34	$35.09	$34.90	$32.19	$28.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	0.04	0.23	0.37	0.27	0.31
Net realized and unrealized gain/(loss)	0.27	5.95	3.71	1.79	3.84	3.85
Total from Investment Operations	0.24	5.99	3.94	2.16	4.11	4.16
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.13)	(0.30)	(0.38)	(0.29)	(0.40)
Distributions (from capital gains)	(1.68)	(0.46)	(0.39)	(1.59)	(1.11)	(0.35)
Total Dividends and Distributions	(1.68)	(0.59)	(0.69)	(1.97)	(1.40)	(0.75)
Net Asset Value, End of Period	$42.30	$43.74	$38.34	$35.09	$34.90	$32.19
Total Return*	0.33%	15.76%	11.37%	6.98%	13.06%	14.67%
Net Assets, End of Period (in thousands)	$2,787,466	$2,817,466	$2,415,890	$1,992,062	$1,594,610	$1,290,994
Average Net Assets for the Period (in thousands)	$2,893,071	$2,671,210	$2,207,746	$1,743,474	$1,403,777	$1,322,392
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.58%	1.60%	1.61%	1.62%	1.62%	1.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.58%	1.60%	1.61%	1.62%	1.62%	1.61%
Ratio of Net Investment Income/(Loss)	(0.14)%	0.10%	0.64%	1.10%	0.81%	1.03%
Portfolio Turnover Rate	33%(2)	60%(2)	90%(2)	81%(2)	88%	60%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	29

Janus Henderson Balanced Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$44.40	$38.89	$35.54	$35.30	$32.52	$29.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.42	0.56	0.68	0.58	0.59
Net realized and unrealized gain/(loss)	0.27	6.04	3.77	1.82	3.89	3.88
Total from Investment Operations	0.44	6.46	4.33	2.50	4.47	4.47
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.49)	(0.59)	(0.67)	(0.58)	(0.66)
Distributions (from capital gains)	(1.68)	(0.46)	(0.39)	(1.59)	(1.11)	(0.35)
Total Dividends and Distributions	(1.85)	(0.95)	(0.98)	(2.26)	(1.69)	(1.01)
Net Asset Value, End of Period	$42.99	$44.40	$38.89	$35.54	$35.30	$32.52
Total Return*	0.77%	16.80%	12.39%	7.95%	14.10%	15.68%
Net Assets, End of Period (in thousands)	$2,355,821	$2,362,421	$2,022,689	$1,860,900	$1,761,817	$1,562,693
Average Net Assets for the Period (in thousands)	$2,426,814	$2,246,350	$1,895,563	$1,759,287	$1,667,210	$1,477,105
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.70%	0.71%	0.72%	0.71%	0.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.70%	0.71%	0.72%	0.71%	0.72%
Ratio of Net Investment Income/(Loss)	0.75%	0.99%	1.54%	2.00%	1.71%	1.92%
Portfolio Turnover Rate	33%(2)	60%(2)	90%(2)	81%(2)	88%	60%

Class I Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$44.41	$38.90	$35.55	$35.31	$32.53	$29.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.44	0.58	0.70	0.61	0.61
Net realized and unrealized gain/(loss)	0.28	6.04	3.77	1.83	3.88	3.89
Total from Investment Operations	0.46	6.48	4.35	2.53	4.49	4.50
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.51)	(0.61)	(0.70)	(0.60)	(0.68)
Distributions (from capital gains)	(1.68)	(0.46)	(0.39)	(1.59)	(1.11)	(0.35)
Total Dividends and Distributions	(1.86)	(0.97)	(1.00)	(2.29)	(1.71)	(1.03)
Net Asset Value, End of Period	$43.01	$44.41	$38.90	$35.55	$35.31	$32.53
Total Return*	0.81%	16.86%	12.45%	8.02%	14.18%	15.79%
Net Assets, End of Period (in thousands)	$12,112,564	$11,674,873	$7,688,726	$5,225,684	$3,197,893	$2,096,893
Average Net Assets for the Period (in thousands)	$12,290,897	$9,205,809	$6,311,815	$4,116,708	$2,460,247	$1,795,486
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.65%	0.65%	0.65%	0.65%	0.64%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.65%	0.65%	0.65%	0.65%	0.64%	0.65%
Ratio of Net Investment Income/(Loss)	0.78%	1.04%	1.59%	2.07%	1.80%	2.00%
Portfolio Turnover Rate	33%(2)	60%(2)	90%(2)	81%(2)	88%	60%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

30	MARCH 31, 2022

Janus Henderson Balanced Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$44.37	$38.86	$35.51	$35.28	$32.50	$29.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.48	0.61	0.73	0.63	0.64
Net realized and unrealized gain/(loss)	0.28	6.03	3.76	1.81	3.88	3.87
Total from Investment Operations	0.47	6.51	4.37	2.54	4.51	4.51
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.54)	(0.63)	(0.72)	(0.62)	(0.70)
Distributions (from capital gains)	(1.68)	(0.46)	(0.39)	(1.59)	(1.11)	(0.35)
Total Dividends and Distributions	(1.88)	(1.00)	(1.02)	(2.31)	(1.73)	(1.05)
Net Asset Value, End of Period	$42.96	$44.37	$38.86	$35.51	$35.28	$32.50
Total Return*	0.83%	16.96%	12.53%	8.07%	14.26%	15.84%
Net Assets, End of Period (in thousands)	$1,947,809	$1,611,032	$1,285,159	$946,741	$2,480,945	$2,054,731
Average Net Assets for the Period (in thousands)	$1,920,076	$1,562,471	$1,142,389	$1,651,136	$2,273,486	$1,952,775
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.57%	0.57%	0.57%	0.58%	0.57%	0.58%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.57%	0.57%	0.58%	0.57%	0.58%
Ratio of Net Investment Income/(Loss)	0.88%	1.12%	1.67%	2.19%	1.86%	2.07%
Portfolio Turnover Rate	33%(2)	60%(2)	90%(2)	81%(2)	88%	60%

Class R Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$43.96	$38.52	$35.23	$35.02	$32.29	$28.87
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.16	0.34	0.47	0.37	0.40
Net realized and unrealized gain/(loss)	0.26	5.97	3.73	1.80	3.85	3.87
Total from Investment Operations	0.29	6.13	4.07	2.27	4.22	4.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.23)	(0.39)	(0.47)	(0.38)	(0.50)
Distributions (from capital gains)	(1.68)	(0.46)	(0.39)	(1.59)	(1.11)	(0.35)
Total Dividends and Distributions	(1.71)	(0.69)	(0.78)	(2.06)	(1.49)	(0.85)
Net Asset Value, End of Period	$42.54	$43.96	$38.52	$35.23	$35.02	$32.29
Total Return*	0.45%	16.08%	11.71%	7.29%	13.38%	15.02%
Net Assets, End of Period (in thousands)	$484,465	$473,663	$404,420	$366,621	$345,667	$341,389
Average Net Assets for the Period (in thousands)	$494,436	$450,253	$375,839	$347,861	$339,637	$327,651
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.31%	1.32%	1.32%	1.32%	1.32%	1.32%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.31%	1.31%	1.32%	1.32%	1.32%	1.32%
Ratio of Net Investment Income/(Loss)	0.12%	0.38%	0.93%	1.39%	1.11%	1.33%
Portfolio Turnover Rate	33%(2)	60%(2)	90%(2)	81%(2)	88%	60%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	31

Janus Henderson Balanced Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$44.24	$38.76	$35.43	$35.20	$32.44	$28.99
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.27	0.43	0.55	0.46	0.48
Net realized and unrealized gain/(loss)	0.28	6.00	3.76	1.82	3.87	3.88
Total from Investment Operations	0.36	6.27	4.19	2.37	4.33	4.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.33)	(0.47)	(0.55)	(0.46)	(0.56)
Distributions (from capital gains)	(1.68)	(0.46)	(0.39)	(1.59)	(1.11)	(0.35)
Total Dividends and Distributions	(1.77)	(0.79)	(0.86)	(2.14)	(1.57)	(0.91)
Net Asset Value, End of Period	$42.83	$44.24	$38.76	$35.43	$35.20	$32.44
Total Return*	0.59%	16.35%	11.99%	7.56%	13.67%	15.30%
Net Assets, End of Period (in thousands)	$534,608	$566,156	$551,605	$551,985	$589,812	$622,279
Average Net Assets for the Period (in thousands)	$564,137	$570,377	$532,958	$549,514	$610,278	$637,727
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.06%	1.07%	1.07%	1.08%	1.07%	1.07%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.06%	1.07%	1.07%	1.07%	1.07%	1.07%
Ratio of Net Investment Income/(Loss)	0.37%	0.63%	1.18%	1.64%	1.36%	1.57%
Portfolio Turnover Rate	33%(2)	60%(2)	90%(2)	81%(2)	88%	60%

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$44.34	$38.83	$35.49	$35.26	$32.49	$29.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.38	0.52	0.64	0.54	0.56
Net realized and unrealized gain/(loss)	0.26	6.02	3.76	1.82	3.88	3.89
Total from Investment Operations	0.40	6.40	4.28	2.46	4.42	4.45
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.43)	(0.55)	(0.64)	(0.54)	(0.63)
Distributions (from capital gains)	(1.68)	(0.46)	(0.39)	(1.59)	(1.11)	(0.35)
Total Dividends and Distributions	(1.82)	(0.89)	(0.94)	(2.23)	(1.65)	(0.98)
Net Asset Value, End of Period	$42.92	$44.34	$38.83	$35.49	$35.26	$32.49
Total Return*	0.69%	16.67%	12.26%	7.82%	13.97%	15.62%
Net Assets, End of Period (in thousands)	$5,403,603	$5,616,342	$6,473,729	$5,813,161	$5,422,276	$4,736,612
Average Net Assets for the Period (in thousands)	$5,676,636	$6,945,465	$6,067,333	$5,475,178	$5,098,558	$4,654,904
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.81%	0.82%	0.82%	0.83%	0.82%	0.83%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.81%	0.82%	0.82%	0.82%	0.82%
Ratio of Net Investment Income/(Loss)	0.63%	0.89%	1.43%	1.90%	1.61%	1.83%
Portfolio Turnover Rate	33%(2)	60%(2)	90%(2)	81%(2)	88%	60%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

32	MARCH 31, 2022

Janus Henderson Balanced Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Balanced Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct

Janus Investment Fund	33

Janus Henderson Balanced Fund

Notes to Financial Statements (unaudited)

institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

34	MARCH 31, 2022

Janus Henderson Balanced Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Janus Investment Fund	35

Janus Henderson Balanced Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2022 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of this section.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the

36	MARCH 31, 2022

Janus Henderson Balanced Fund

Notes to Financial Statements (unaudited)

securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is

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subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

3. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to

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restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of March 31, 2022.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and

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Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the

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Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. To facilitate TBA commitments, the Fund will segregate or otherwise earmark liquid assets marked to market daily in an amount at least equal to such TBA commitments. Proposed rules of the Financial Industry Regulatory Authority (“FINRA”) include mandatory margin requirements for TBA commitments which, in some circumstances, will require the Fund to also post collateral. These collateral requirements may increase costs associated with the Fund’s participation in the TBA market.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pay the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.55% of its average daily net assets.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.68% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on January 28, 2022. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the

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Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares' average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is

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reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $421,848.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class A Shares paid CDSCs of $2,895 to Janus Henderson Distributors.

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A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class C Shares paid CDSCs of $143,556.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2022, the Fund engaged in cross trades amounting to $7,112,256 in purchases and $115,107,549 in sales, resulting in a net realized loss of $230,828. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 20,631,887,223	$8,615,919,949	$(634,148,799)	$ 7,981,771,150

Information on the tax components of derivatives as of March 31, 2022 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ 8,518,251	$(32,857,301)	$ (24,339,050)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

44	MARCH 31, 2022

Janus Henderson Balanced Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	7,238,477	$ 327,316,488	13,764,827	$ 577,780,633
Reinvested dividends and distributions	1,525,486	69,164,246	678,524	28,028,513
Shares repurchased	(4,066,694)	(181,857,472)	(9,265,354)	(388,819,916)
Net Increase/(Decrease)	4,697,269	$ 214,623,262	5,177,997	$ 216,989,230
Class C Shares:
Shares sold	5,615,033	$ 248,866,839	14,639,459	$ 609,241,001
Reinvested dividends and distributions	2,210,053	99,187,163	856,542	34,428,980
Shares repurchased	(6,343,609)	(278,415,981)	(14,090,972)	(585,450,386)
Net Increase/(Decrease)	1,481,477	$ 69,638,021	1,405,029	$ 58,219,595
Class D Shares:
Shares sold	2,062,504	$ 92,503,837	5,033,315	$ 212,246,387
Reinvested dividends and distributions	2,098,182	95,379,656	1,161,749	48,189,661
Shares repurchased	(2,572,041)	(114,552,556)	(5,001,298)	(211,100,991)
Net Increase/(Decrease)	1,588,645	$ 73,330,937	1,193,766	$ 49,335,057
Class I Shares:
Shares sold	38,770,304	$1,751,806,565	104,377,111	$ 4,545,352,003
Reinvested dividends and distributions	10,002,397	454,813,298	4,391,432	182,787,869
Shares repurchased	(29,999,011)	(1,335,497,775)	(43,550,749)	(1,837,230,197)
Net Increase/(Decrease)	18,773,690	$ 871,122,088	65,217,794	$ 2,890,909,675
Class N Shares:
Shares sold	11,323,613	$ 522,130,884	13,020,268	$ 539,999,694
Reinvested dividends and distributions	1,629,696	74,003,359	779,841	32,372,046
Shares repurchased	(3,925,221)	(175,308,683)	(10,561,427)	(449,959,804)
Net Increase/(Decrease)	9,028,088	$ 420,825,560	3,238,682	$ 122,411,936
Class R Shares:
Shares sold	1,180,625	$ 52,023,505	1,999,222	$ 83,728,367
Reinvested dividends and distributions	417,186	18,809,139	177,843	7,227,617
Shares repurchased	(985,417)	(43,218,144)	(1,902,127)	(79,815,933)
Net Increase/(Decrease)	612,394	$ 27,614,500	274,938	$ 11,140,051
Class S Shares:
Shares sold	980,419	$ 43,817,930	2,046,106	$ 85,738,506
Reinvested dividends and distributions	479,864	21,767,124	261,683	10,748,352
Shares repurchased	(1,775,536)	(79,447,905)	(3,744,399)	(157,293,415)
Net Increase/(Decrease)	(315,253)	$ (13,862,851)	(1,436,610)	$ (60,806,557)
Class T Shares:
Shares sold	7,101,474	$ 318,963,200	26,166,288	$ 1,099,594,219
Reinvested dividends and distributions	4,964,436	225,465,289	3,503,860	144,556,702
Shares repurchased	(12,859,394)	(573,296,400)	(69,724,255)	(3,077,905,756)
Net Increase/(Decrease)	(793,484)	$ (28,867,911)	(40,054,107)	$(1,833,754,835)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$3,792,461,553	$4,725,750,006	$ 5,513,619,852	$ 4,256,217,661

Janus Investment Fund	45

Janus Henderson Balanced Fund

Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

46	MARCH 31, 2022

Janus Henderson Balanced Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

Janus Investment Fund	47

Janus Henderson Balanced Fund

Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

48	MARCH 31, 2022

Janus Henderson Balanced Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

Janus Investment Fund	49

Janus Henderson Balanced Fund

Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

50	MARCH 31, 2022

Janus Henderson Balanced Fund

Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

Janus Investment Fund	51

Janus Henderson Balanced Fund

Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

52	MARCH 31, 2022

Janus Henderson Balanced Fund

Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Janus Investment Fund	53

Janus Henderson Balanced Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

54	MARCH 31, 2022

Janus Henderson Balanced Fund

Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

Janus Investment Fund	55

Janus Henderson Balanced Fund

Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

56	MARCH 31, 2022

Janus Henderson Balanced Fund

Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	57

Janus Henderson Balanced Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Janus Henderson Balanced Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	59

Janus Henderson Balanced Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

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Janus Henderson Balanced Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	61

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93037 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Contrarian Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Contrarian Fund

FUND SNAPSHOT

The Fund seeks to generate capital appreciation by investing in companies with durable business models whose stocks are trading at a significant discount to what we believe is their fair value and whose value is expected to grow over time. We seek to accomplish this by selecting stocks from a broad opportunity set to construct an all-cap portfolio that is intended to be uncorrelated to the broad economy or market.

Nick Schommer portfolio manager

Janus Henderson Contrarian Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Freeport-McMoRan Inc	4.54%	1.67%	Caesars Entertainment Inc	5.09%	-2.19%
Occidental Petroleum Corp	1.77%	1.42%	Snap Inc - Class A	2.38%	-1.98%
Crown Holdings Inc	7.29%	1.18%	Rush Street Interactive Inc	0.72%	-0.97%
Liberty Media Corp-Liberty Formula One	2.00%	0.49%	Deckers Outdoor Corp	1.56%	-0.64%
American Electric Power Co Inc	2.66%	0.45%	Capital One Financial Corp	2.62%	-0.63%

	5 Top Contributors - Sectors*
		Relative	Fund	S&P 500 Index
		Contribution	Average Weight	Average Weight
	Materials	2.56%	15.21%	2.55%
	Utilities	0.65%	4.41%	2.50%
	Energy	0.33%	1.77%	3.16%
	Communication Services	0.17%	5.46%	10.20%
	Industrials	-0.04%	6.40%	7.95%

	5 Top Detractors - Sectors*
		Relative	Fund	S&P 500 Index
		Contribution	Average Weight	Average Weight
	Consumer Discretionary	-4.72%	17.97%	12.37%
	Financials	-1.22%	10.79%	11.29%
	Health Care	-0.78%	18.04%	13.12%
	Information Technology	-0.77%	12.94%	28.29%
	Consumer Staples	-0.76%	1.29%	5.91%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Janus Investment Fund	1

Janus Henderson Contrarian Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Crown Holdings Inc
Containers & Packaging	7.1%
Horizon Therapeutics PLC
Pharmaceuticals	6.1%
Caesars Entertainment Inc
Hotels, Restaurants & Leisure	4.7%
Amazon.com Inc
Internet & Direct Marketing Retail	4.4%
VICI Properties Inc
Equity Real Estate Investment Trusts (REITs)	4.4%
26.7%

Asset Allocation - (% of Net Assets)
Common Stocks	98.1%
Investment Companies	1.7%
Investments Purchased with Cash Collateral from Securities Lending	0.4%
Other	(0.2)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Contrarian Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	0.39%	10.77%	16.05%	13.39%	8.72%	1.12%	1.12%
Class A Shares at MOP	-5.37%	4.42%	14.69%	12.71%	8.43%
Class C Shares at NAV	0.03%	9.95%	15.27%	12.56%	7.92%	1.87%	1.87%
Class C Shares at CDSC	-0.87%	8.96%	15.27%	12.56%	7.92%
Class D Shares	0.48%	11.00%	16.32%	13.63%	8.92%	0.90%	0.90%
Class I Shares	0.52%	11.04%	16.38%	13.71%	8.96%	0.85%	0.85%
Class N Shares	0.55%	11.13%	16.47%	13.66%	8.92%	0.77%	0.77%
Class R Shares	0.13%	10.18%	15.46%	12.88%	8.24%	1.76%	1.61%
Class S Shares	0.28%	10.51%	15.79%	13.19%	8.52%	1.74%	1.36%
Class T Shares	0.44%	10.90%	16.22%	13.54%	8.87%	1.01%	1.01%
S&P 500 Index	5.92%	15.65%	15.99%	14.64%	7.62%
Morningstar Quartile - Class T Shares	-	1st	1st	1st	2nd
Morningstar Ranking - based on total returns for Mid-Cap Blend Funds	-	58/406	4/344	13/273	65/142

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 28, 2022.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Janus Investment Fund	3

Janus Henderson Contrarian Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on August 4, 2017. Performance shown for periods prior to August 4, 2017, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – February 29, 2000

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2022

Janus Henderson Contrarian Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$1,003.90	$5.55	$1,000.00	$1,019.40	$5.59	1.11%
Class C Shares	$1,000.00	$1,000.30	$9.18	$1,000.00	$1,015.76	$9.25	1.84%
Class D Shares	$1,000.00	$1,004.80	$4.45	$1,000.00	$1,020.49	$4.48	0.89%
Class I Shares	$1,000.00	$1,005.20	$4.35	$1,000.00	$1,020.59	$4.38	0.87%
Class N Shares	$1,000.00	$1,005.50	$3.85	$1,000.00	$1,021.09	$3.88	0.77%
Class R Shares	$1,000.00	$1,001.30	$7.88	$1,000.00	$1,017.05	$7.95	1.58%
Class S Shares	$1,000.00	$1,002.80	$6.64	$1,000.00	$1,018.30	$6.69	1.33%
Class T Shares	$1,000.00	$1,004.40	$4.95	$1,000.00	$1,020.00	$4.99	0.99%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 98.1%
Aerospace & Defense – 3.2%
Howmet Aerospace Inc	4,794,494	$172,314,114
Beverages – 0.5%
Celsius Holdings Inc*	521,509	28,776,867
Biotechnology – 5.2%
AbbVie Inc	679,934	110,224,101
Amicus Therapeutics Inc*	3,344,087	31,668,504
Biohaven Pharmaceutical Holding Co Ltd*	921,149	109,220,637
Insmed Inc*	1,252,999	29,445,476
		280,558,718
Capital Markets – 2.2%
Morgan Stanley	1,090,044	95,269,846
Patria Investments Ltd - Class A	1,372,637	24,446,665
		119,716,511
Chemicals – 0.8%
International Flavors & Fragrances Inc	333,078	43,743,134
Consumer Finance – 4.7%
Capital One Financial Corp	905,288	118,855,261
OneMain Holdings Inc	2,837,719	134,536,258
		253,391,519
Containers & Packaging – 7.1%
Crown Holdings Inc	3,030,559	379,092,625
Diversified Financial Services – 1.9%
Apollo Global Management Inc	1,621,915	100,542,511
Electric Utilities – 2.8%
American Electric Power Co Inc	1,510,426	150,695,202
Entertainment – 1.8%
Liberty Media Corp-Liberty Formula One*	1,404,070	98,060,249
Equity Real Estate Investment Trusts (REITs) – 4.4%
VICI Properties Inc	8,205,556	233,530,124
Health Care Equipment & Supplies – 3.8%
Boston Scientific Corp*	2,337,810	103,541,605
Globus Medical Inc*	1,311,819	96,786,006
		200,327,611
Hotels, Restaurants & Leisure – 7.3%
Caesars Entertainment Inc*	3,246,081	251,116,826
Monarch Casino & Resort Inc*	613,079	53,478,881
Rush Street Interactive Inc*,£	4,637,341	33,713,469
Sportradar Group AG - Class A*,#	3,055,490	50,843,354
		389,152,530
Interactive Media & Services – 2.3%
Snap Inc - Class A*	3,450,076	124,168,235
Internet & Direct Marketing Retail – 4.4%
Amazon.com Inc*	72,622	236,744,089
Leisure Products – 1.3%
Hasbro Inc	820,334	67,201,761
Metals & Mining – 6.5%
Constellium SE*,£	7,165,662	128,981,916
Freeport-McMoRan Inc	4,350,850	216,411,279
		345,393,195
Multi-Utilities – 2.1%
Sempra Energy	663,633	111,569,980
Oil, Gas & Consumable Fuels – 2.8%
Occidental Petroleum Corp	2,638,277	149,695,837
Personal Products – 1.8%
Beauty Health Co/The*	5,699,318	96,204,488
Pharmaceuticals – 9.7%
Horizon Therapeutics PLC*	3,124,117	328,688,350
Organon & Co	5,388,150	188,208,079
		516,896,429

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment – 8.8%
Analog Devices Inc	849,988	$140,401,018
Lam Research Corp	202,929	109,096,660
Marvell Technology Inc	1,739,096	124,710,574
Teradyne Inc	795,556	94,058,586
		468,266,838
Software – 5.6%
Ceridian HCM Holding Inc*	477,465	32,639,507
Workday Inc - Class A*	336,013	80,461,673
Zendesk Inc*	1,547,972	186,205,552
		299,306,732
Textiles, Apparel & Luxury Goods – 3.3%
Deckers Outdoor Corp*	325,627	89,146,904
Under Armour Inc*	5,751,632	89,495,394
		178,642,298
Trading Companies & Distributors – 3.1%
Core & Main Inc - Class A*	3,365,055	81,400,680
Ferguson PLC	613,361	83,242,064
		164,642,744
Wireless Telecommunication Services – 0.7%
T-Mobile US Inc*	305,523	39,213,877
Total Common Stocks (cost $4,077,462,238)		5,247,848,218
Investment Companies– 1.7%
Money Markets – 1.7%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $91,479,216)	91,470,069	91,479,216
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	18,934,308	18,934,308
Time Deposits – 0.1%
Royal Bank of Canada, 0.2900%, 4/1/22	$4,740,477	4,740,477
Total Investments Purchased with Cash Collateral from Securities Lending (cost $23,674,785)		23,674,785
Total Investments (total cost $4,192,616,239) – 100.2%		5,363,002,219
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(13,342,385)
Net Assets – 100%		$5,349,659,834

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$5,158,730,284	96.2%
Netherlands	128,981,916	2.4
Switzerland	50,843,354	0.9
Cayman Islands	24,446,665	0.5

Total	$5,363,002,219	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/22
Common Stocks - 3.0%
Hotels, Restaurants & Leisure - 0.6%
Rush Street Interactive Inc*	$-	$-	$(52,578,660)	$33,713,469
Metals & Mining - 2.4%
Constellium SE*	-	(232,907)	(6,157,181)	128,981,916
Total Common Stocks	$-	$(232,907)	$(58,735,841)	$162,695,385
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	32,355	1,023	(1,023)	91,479,216
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	49,081∆	-	-	18,934,308
Total Affiliated Investments - 5.0%	$81,436	$(231,884)	$(58,736,864)	$273,108,909

(1) For securities that were affiliated for a portion of the period ended March 31, 2022, this column reflects amounts for the entire period ended March 31, 2022 and not just the period in which the security was affiliated.

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Common Stocks - 3.0%
Hotels, Restaurants & Leisure - 0.6%
Rush Street Interactive Inc*	-	86,292,129	-	33,713,469
Metals & Mining - 2.4%
Constellium SE*	148,291,425	-	(12,919,421)	128,981,916
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	132,374,603	584,197,559	(625,092,946)	91,479,216
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	8,035,668	143,231,231	(132,332,591)	18,934,308

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Call Options:

JPMorgan Chase Bank, National Association:

Occidental Petroleum Corp	10,000	75.00	USD	4/14/22	$(56,740,000)	$500,000	$416,821	$(83,179)
Total - Written Call Options						500,000	416,821	(83,179)
Total OTC Written Options						$500,000	$416,821	$(83,179)

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2022.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2022

Equity Contracts

Liability Derivatives:
Options written, at value	$ 83,179

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2022.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2022

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Written options contracts	$1,139,900

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Written options contracts	$ 216,006

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

March 31, 2022

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Options:
Average value of option contracts written	$49,945

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2022

Janus Henderson Contrarian Fund

Notes to Schedule of Investments and Other Information (unaudited)

S&P 500® Index	S&P 500® Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.

LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Trading Companies & Distributors	$81,400,680	$83,242,064	$-
All Other	5,083,205,474	-	-
Investment Companies	-	91,479,216	-
Investments Purchased with Cash Collateral from Securities Lending	-	23,674,785	-
Total Assets	$5,164,606,154	$198,396,065	$-
Liabilities
Other Financial Instruments(a):
Options Written, at Value	$-	$83,179	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund	11

Janus Henderson Contrarian Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Assets:
Unaffiliated investments, at value (cost $3,923,595,285)(1)	$5,089,893,310
Affiliated investments, at value (cost $269,020,954)	273,108,909
Deposits with brokers for OTC derivatives	160,000
Non-interested Trustees' deferred compensation	146,282
Receivables:
Fund shares sold	28,012,399
Dividends	5,197,306
Dividends from affiliates	13,884
Other assets	46,999
Total Assets	5,396,579,089
Liabilities:
Collateral for securities loaned (Note 3)	23,674,785
Options written, at value (premiums received $500,000)	83,179
Payables:	—
Investments purchased	12,911,420
Fund shares repurchased	5,769,667
Advisory fees	3,270,541
Transfer agent fees and expenses	749,665
Non-interested Trustees' deferred compensation fees	146,282
Professional fees	39,057
12b-1 Distribution and shareholder servicing fees	37,626
Non-interested Trustees' fees and expenses	18,219
Affiliated fund administration fees payable	11,001
Custodian fees	6,247
Accrued expenses and other payables	201,566
Total Liabilities	46,919,255
Net Assets	$5,349,659,834

See Notes to Financial Statements.

12	MARCH 31, 2022

Janus Henderson Contrarian Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,860,580,240
Total distributable earnings (loss)	1,489,079,594
Total Net Assets	$5,349,659,834
Net Assets - Class A Shares	$72,511,883
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,534,673
Net Asset Value Per Share(2)	$28.61
Maximum Offering Price Per Share(3)	$30.36
Net Assets - Class C Shares	$26,347,055
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,022,564
Net Asset Value Per Share(2)	$25.77
Net Assets - Class D Shares	$2,977,298,607
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	103,515,635
Net Asset Value Per Share	$28.76
Net Assets - Class I Shares	$914,478,135
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	31,797,906
Net Asset Value Per Share	$28.76
Net Assets - Class N Shares	$112,689,204
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,925,865
Net Asset Value Per Share	$28.70
Net Assets - Class R Shares	$2,175,682
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	79,546
Net Asset Value Per Share	$27.35
Net Assets - Class S Shares	$1,851,037
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	64,843
Net Asset Value Per Share	$28.55
Net Assets - Class T Shares	$1,242,308,231
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	43,248,000
Net Asset Value Per Share	$28.73

(1) Includes $22,838,400 of securities on loan. See Note 3 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Contrarian Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Dividends	$30,402,231
Affiliated securities lending income, net	49,081
Dividends from affiliates	32,355
Unaffiliated securities lending income, net	1,026
Total Investment Income	30,484,693
Expenses:
Advisory fees	19,110,912
12b-1 Distribution and shareholder servicing fees:
Class A Shares	83,834
Class C Shares	118,734
Class R Shares	4,366
Class S Shares	2,165
Transfer agent administrative fees and expenses:
Class D Shares	1,665,782
Class R Shares	2,246
Class S Shares	2,165
Class T Shares	1,562,740
Transfer agent networking and omnibus fees:
Class A Shares	30,611
Class C Shares	10,720
Class I Shares	412,423
Other transfer agent fees and expenses:
Class A Shares	2,094
Class C Shares	608
Class D Shares	191,327
Class I Shares	17,164
Class N Shares	1,748
Class R Shares	54
Class S Shares	36
Class T Shares	5,903
Registration fees	168,215
Shareholder reports expense	139,150
Affiliated fund administration fees	64,895
Non-interested Trustees’ fees and expenses	48,553
Professional fees	38,143
Custodian fees	14,442
Other expenses	184,226
Total Expenses	23,883,256
Less: Excess Expense Reimbursement and Waivers	(112,621)
Net Expenses	23,770,635
Net Investment Income/(Loss)	6,714,058

See Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson Contrarian Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments	$367,100,104
Investments in affiliates	(231,884)
Written options contracts	1,139,900
Total Net Realized Gain/(Loss) on Investments	368,008,120
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(294,681,219)
Investments in affiliates	(58,736,864)
Written options contracts	216,006
Total Change in Unrealized Net Appreciation/Depreciation	(353,202,077)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$21,520,101

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Contrarian Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$6,714,058	$13,785,613
Net realized gain/(loss) on investments	368,008,120	439,258,196
Change in unrealized net appreciation/depreciation	(353,202,077)	878,034,390
Net Increase/(Decrease) in Net Assets Resulting from Operations	21,520,101	1,331,078,199
Dividends and Distributions to Shareholders:
Class A Shares	(6,096,729)	(551,331)
Class C Shares	(2,439,370)	(111,698)
Class D Shares	(269,945,160)	(42,701,012)
Class I Shares	(67,446,783)	(2,551,582)
Class N Shares	(9,363,778)	(1,040,095)
Class R Shares	(166,324)	(5,233)
Class S Shares	(163,299)	(5,653)
Class T Shares	(112,642,510)	(15,470,567)
Net Decrease from Dividends and Distributions to Shareholders	(468,263,953)	(62,437,171)
Capital Share Transactions:
Class A Shares	15,444,089	22,436,653
Class C Shares	7,800,990	10,889,787
Class D Shares	211,156,514	13,298,688
Class I Shares	299,392,726	540,891,777
Class N Shares	43,552,678	12,840,751
Class R Shares	910,845	818,768
Class S Shares	1,287,394	106,225
Class T Shares	90,947,320	166,160,611
Net Increase/(Decrease) from Capital Share Transactions	670,492,556	767,443,260
Net Increase/(Decrease) in Net Assets	223,748,704	2,036,084,288
Net Assets:
Beginning of period	5,125,911,130	3,089,826,842
End of period	$5,349,659,834	$5,125,911,130

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson Contrarian Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$31.37	$22.46	$21.63	$21.61	$19.92	$18.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.04	0.12	0.12	0.06	0.05
Net realized and unrealized gain/(loss)	0.02	9.28	3.17	1.36	3.10	2.02
Total from Investment Operations	0.03	9.32	3.29	1.48	3.16	2.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.10)	(0.14)	(0.04)	—	—(2)
Distributions (from capital gains)	(2.74)	(0.31)	(2.32)	(1.42)	(1.47)	(0.68)
Total Dividends and Distributions	(2.79)	(0.41)	(2.46)	(1.46)	(1.47)	(0.68)
Net Asset Value, End of Period	$28.61	$31.37	$22.46	$21.63	$21.61	$19.92
Total Return*	0.39%	41.82%	16.01%	8.76%	16.89%	11.24%
Net Assets, End of Period (in thousands)	$72,512	$63,005	$28,123	$20,126	$14,940	$14,557
Average Net Assets for the Period (in thousands)	$67,251	$45,546	$23,713	$17,754	$13,854	$30,749
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.11%	1.12%	0.97%	0.94%	0.87%	0.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	1.12%	0.97%	0.94%	0.87%	0.82%
Ratio of Net Investment Income/(Loss)	0.07%	0.14%	0.60%	0.58%	0.31%	0.25%
Portfolio Turnover Rate	20%	37%	68%	76%	59%	116%

Class C Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$28.59	$20.55	$19.98	$20.16	$18.80	$17.64
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.09)	(0.14)	(0.03)	(0.02)	(0.07)	(0.10)
Net realized and unrealized gain/(loss)	0.01	8.49	2.92	1.26	2.90	1.94
Total from Investment Operations	(0.08)	8.35	2.89	1.24	2.83	1.84
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.74)	(0.31)	(2.32)	(1.42)	(1.47)	(0.68)
Total Dividends and Distributions	(2.74)	(0.31)	(2.32)	(1.42)	(1.47)	(0.68)
Net Asset Value, End of Period	$25.77	$28.59	$20.55	$19.98	$20.16	$18.80
Total Return*	0.03%	40.91%	15.20%	8.08%	16.10%	10.46%
Net Assets, End of Period (in thousands)	$26,347	$21,150	$7,178	$10,556	$19,126	$27,507
Average Net Assets for the Period (in thousands)	$24,493	$12,788	$9,451	$12,089	$21,999	$35,731
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.84%	1.81%	1.63%	1.58%	1.56%	1.53%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.84%	1.81%	1.63%	1.58%	1.56%	1.53%
Ratio of Net Investment Income/(Loss)	(0.65)%	(0.52)%	(0.15)%	(0.10)%	(0.38)%	(0.54)%
Portfolio Turnover Rate	20%	37%	68%	76%	59%	116%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Contrarian Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$31.54	$22.56	$21.70	$21.65	$19.97	$18.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.10	0.17	0.16	0.11	0.06
Net realized and unrealized gain/(loss)	0.01	9.33	3.19	1.37	3.11	2.06
Total from Investment Operations	0.05	9.43	3.36	1.53	3.22	2.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.14)	(0.18)	(0.06)	(0.07)	(0.07)
Distributions (from capital gains)	(2.74)	(0.31)	(2.32)	(1.42)	(1.47)	(0.68)
Total Dividends and Distributions	(2.83)	(0.45)	(2.50)	(1.48)	(1.54)	(0.75)
Net Asset Value, End of Period	$28.76	$31.54	$22.56	$21.70	$21.65	$19.97
Total Return*	0.48%	42.18%	16.29%	8.99%	17.20%	11.43%
Net Assets, End of Period (in thousands)	$2,977,299	$3,021,999	$2,152,848	$1,988,711	$1,925,749	$1,824,343
Average Net Assets for the Period (in thousands)	$2,995,174	$2,773,321	$1,994,412	$1,855,826	$1,841,765	$1,882,932
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.89%	0.90%	0.72%	0.71%	0.65%	0.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.90%	0.72%	0.71%	0.65%	0.64%
Ratio of Net Investment Income/(Loss)	0.28%	0.34%	0.83%	0.80%	0.53%	0.33%
Portfolio Turnover Rate	20%	37%	68%	76%	59%	116%

Class I Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$31.55	$22.58	$21.73	$21.68	$19.99	$18.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.14	0.18	0.17	0.12	0.07
Net realized and unrealized gain/(loss)	0.01	9.30	3.20	1.37	3.12	2.07
Total from Investment Operations	0.06	9.44	3.38	1.54	3.24	2.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.16)	(0.21)	(0.07)	(0.08)	(0.08)
Distributions (from capital gains)	(2.74)	(0.31)	(2.32)	(1.42)	(1.47)	(0.68)
Total Dividends and Distributions	(2.85)	(0.47)	(2.53)	(1.49)	(1.55)	(0.76)
Net Asset Value, End of Period	$28.76	$31.55	$22.58	$21.73	$21.68	$19.99
Total Return*	0.52%	42.18%	16.37%	9.05%	17.29%	11.54%
Net Assets, End of Period (in thousands)	$914,478	$679,220	$79,528	$90,754	$54,348	$75,603
Average Net Assets for the Period (in thousands)	$762,341	$316,791	$86,316	$59,058	$58,166	$104,290
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.87%	0.85%	0.66%	0.65%	0.57%	0.56%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.87%	0.85%	0.66%	0.65%	0.57%	0.56%
Ratio of Net Investment Income/(Loss)	0.32%	0.48%	0.84%	0.85%	0.60%	0.37%
Portfolio Turnover Rate	20%	37%	68%	76%	59%	116%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson Contrarian Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$31.50	$22.54	$21.68	$21.63	$19.96	$19.49
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.06	0.13	0.20	0.19	0.14	0.01
Net realized and unrealized gain/(loss)	0.01	9.31	3.20	1.36	3.10	0.46
Total from Investment Operations	0.07	9.44	3.40	1.55	3.24	0.47
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.17)	(0.22)	(0.08)	(0.10)	—
Distributions (from capital gains)	(2.74)	(0.31)	(2.32)	(1.42)	(1.47)	—
Total Dividends and Distributions	(2.87)	(0.48)	(2.54)	(1.50)	(1.57)	—
Net Asset Value, End of Period	$28.70	$31.50	$22.54	$21.68	$21.63	$19.96
Total Return*	0.55%	42.28%	16.50%	9.16%	17.37%	2.41%
Net Assets, End of Period (in thousands)	$112,689	$78,699	$48,111	$39,056	$26,808	$19,528
Average Net Assets for the Period (in thousands)	$99,495	$60,719	$39,349	$28,593	$24,664	$12,254
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.77%	0.77%	0.58%	0.58%	0.50%	0.51%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.77%	0.58%	0.58%	0.50%	0.51%
Ratio of Net Investment Income/(Loss)	0.42%	0.46%	0.97%	0.92%	0.69%	0.44%
Portfolio Turnover Rate	20%	37%	68%	76%	59%	116%

Class R Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$30.14	$21.62	$20.88	$20.97	$19.47	$18.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.06)	(0.10)	0.01	0.01	(0.05)	(0.04)
Net realized and unrealized gain/(loss)	0.01	8.93	3.05	1.32	3.02	2.00
Total from Investment Operations	(0.05)	8.83	3.06	1.33	2.97	1.96
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(2.74)	(0.31)	(2.32)	(1.42)	(1.47)	(0.68)
Total Dividends and Distributions	(2.74)	(0.31)	(2.32)	(1.42)	(1.47)	(0.68)
Net Asset Value, End of Period	$27.35	$30.14	$21.62	$20.88	$20.97	$19.47
Total Return*	0.13%	41.11%	15.37%	8.21%	16.26%	10.81%
Net Assets, End of Period (in thousands)	$2,176	$1,450	$410	$780	$676	$740
Average Net Assets for the Period (in thousands)	$1,802	$1,227	$804	$695	$667	$974
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.66%	1.76%	1.70%	1.74%	1.47%	1.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.58%	1.61%	1.50%	1.48%	1.41%	1.23%
Ratio of Net Investment Income/(Loss)	(0.42)%	(0.33)%	0.07%	0.04%	(0.24)%	(0.21)%
Portfolio Turnover Rate	20%	37%	68%	76%	59%	116%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 4, 2017 (inception date) through September 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Contrarian Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$31.34	$22.41	$21.55	$21.53	$19.89	$18.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	(0.03)	0.05	0.07	0.02	—(2)
Net realized and unrealized gain/(loss)	0.01	9.27	3.18	1.37	3.09	2.04
Total from Investment Operations	(0.01)	9.24	3.23	1.44	3.11	2.04
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	—	(0.05)	—	—	—
Distributions (from capital gains)	(2.74)	(0.31)	(2.32)	(1.42)	(1.47)	(0.68)
Total Dividends and Distributions	(2.78)	(0.31)	(2.37)	(1.42)	(1.47)	(0.68)
Net Asset Value, End of Period	$28.55	$31.34	$22.41	$21.55	$21.53	$19.89
Total Return*	0.28%	41.49%	15.71%	8.52%	16.65%	11.05%
Net Assets, End of Period (in thousands)	$1,851	$739	$451	$1,032	$1,033	$3,842
Average Net Assets for the Period (in thousands)	$1,736	$628	$756	$996	$3,068	$3,920
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.44%	1.74%	1.46%	1.35%	1.04%	0.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.33%	1.35%	1.21%	1.18%	1.03%	0.97%
Ratio of Net Investment Income/(Loss)	(0.12)%	(0.09)%	0.27%	0.33%	0.10%	0.00%
Portfolio Turnover Rate	20%	37%	68%	76%	59%	116%

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$31.48	$22.54	$21.68	$21.63	$19.95	$18.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.07	0.15	0.14	0.09	0.05
Net realized and unrealized gain/(loss)	0.02	9.30	3.19	1.38	3.11	2.05
Total from Investment Operations	0.05	9.37	3.34	1.52	3.20	2.10
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.12)	(0.16)	(0.05)	(0.05)	(0.05)
Distributions (from capital gains)	(2.74)	(0.31)	(2.32)	(1.42)	(1.47)	(0.68)
Total Dividends and Distributions	(2.80)	(0.43)	(2.48)	(1.47)	(1.52)	(0.73)
Net Asset Value, End of Period	$28.73	$31.48	$22.54	$21.68	$21.63	$19.95
Total Return*	0.48%	41.94%	16.22%	8.92%	17.11%	11.35%
Net Assets, End of Period (in thousands)	$1,242,308	$1,259,649	$773,177	$730,400	$676,452	$672,788
Average Net Assets for the Period (in thousands)	$1,253,627	$1,076,107	$731,491	$652,848	$656,674	$741,874
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.01%	1.01%	0.82%	0.81%	0.74%	0.73%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	1.00%	0.81%	0.79%	0.73%	0.72%
Ratio of Net Investment Income/(Loss)	0.18%	0.24%	0.73%	0.72%	0.44%	0.26%
Portfolio Turnover Rate	20%	37%	68%	76%	59%	116%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

20	MARCH 31, 2022

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Contrarian Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Janus Investment Fund	21

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles ("US GAAP").

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets

22	MARCH 31, 2022

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date

Janus Investment Fund	23

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2022 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

24	MARCH 31, 2022

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved

Janus Investment Fund	25

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

During the period, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.

3. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as

26	MARCH 31, 2022

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2022” table located in the Fund’s Schedule of Investments.

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Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$22,838,400	$—	$(22,838,400)	$—

Offsetting of Financial Liabilities and Derivative Liabilities

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$83,179	$—	$—	$83,179

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks

28	MARCH 31, 2022

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $22,838,400. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2022 is $23,674,785, resulting in the net amount due to the counterparty of $836,385.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.

The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the S&P 500® Index.

Janus Investment Fund	29

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±7.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2022, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.74%.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees (if applicable), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing January 28, 2022. The previous expense limit (for the one-year period commencing January 28, 2021) was 0.83%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

30	MARCH 31, 2022

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares' average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

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Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $45,283.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class A Shares paid CDSCs of $11 to Janus Henderson Distributors.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class C Shares paid CDSCs of $1,189.

32	MARCH 31, 2022

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

As of March 31, 2022, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	33	1
Class R Shares	-	-
Class S Shares	-	-
Class T Shares	-	-

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with US GAAP).

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2022, the Fund engaged in cross trades amounting to $7,495,063 in purchases and $10,820,088 in sales, resulting in a net realized gain of $6,029,783. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 4,198,589,444	$1,328,502,313	$(164,089,538)	$ 1,164,412,775

Janus Investment Fund	33

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

Information on the tax components of derivatives as of March 31, 2022 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ (500,000)	$ 416,821	$ -	$ 416,821

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

6. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	620,401	$ 18,281,247	1,037,291	$ 30,699,744
Reinvested dividends and distributions	164,479	4,559,347	15,888	422,291
Shares repurchased	(258,695)	(7,396,505)	(296,808)	(8,685,382)
Net Increase/(Decrease)	526,185	$ 15,444,089	756,371	$ 22,436,653
Class C Shares:
Shares sold	321,612	$ 8,829,774	527,475	$ 14,399,575
Reinvested dividends and distributions	90,315	2,258,775	4,365	106,333
Shares repurchased	(129,226)	(3,287,559)	(141,226)	(3,616,121)
Net Increase/(Decrease)	282,701	$ 7,800,990	390,614	$ 10,889,787
Class D Shares:
Shares sold	2,389,825	$ 71,286,483	6,311,733	$185,542,741
Reinvested dividends and distributions	9,388,581	261,472,004	1,551,849	41,387,799
Shares repurchased	(4,091,930)	(121,601,973)	(7,445,834)	(213,631,852)
Net Increase/(Decrease)	7,686,476	$211,156,514	417,748	$ 13,298,688
Class I Shares:
Shares sold	15,772,849	$464,976,475	20,840,930	$624,629,266
Reinvested dividends and distributions	2,326,660	64,774,205	86,151	2,298,518
Shares repurchased	(7,827,893)	(230,357,954)	(2,922,897)	(86,036,007)
Net Increase/(Decrease)	10,271,616	$299,392,726	18,004,184	$540,891,777
Class N Shares:
Shares sold	1,481,659	$ 45,431,491	1,088,820	$ 33,285,683
Reinvested dividends and distributions	333,560	9,266,301	38,259	1,018,451
Shares repurchased	(387,695)	(11,145,114)	(763,485)	(21,463,383)
Net Increase/(Decrease)	1,427,524	$ 43,552,678	363,594	$ 12,840,751
Class R Shares:
Shares sold	30,370	$ 889,643	70,907	$ 2,016,233
Reinvested dividends and distributions	6,157	163,350	191	4,899
Shares repurchased	(5,095)	(142,148)	(41,940)	(1,202,364)
Net Increase/(Decrease)	31,432	$ 910,845	29,158	$ 818,768
Class S Shares:
Shares sold	42,501	$ 1,325,726	10,193	$ 296,736
Reinvested dividends and distributions	5,902	163,299	213	5,653
Shares repurchased	(7,130)	(201,631)	(6,971)	(196,164)
Net Increase/(Decrease)	41,273	$ 1,287,394	3,435	$ 106,225
Class T Shares:
Shares sold	4,080,923	$122,841,414	12,964,866	$376,240,340
Reinvested dividends and distributions	3,963,364	110,260,797	567,739	15,135,921
Shares repurchased	(4,804,327)	(142,154,891)	(7,832,238)	(225,215,650)
Net Increase/(Decrease)	3,239,960	$ 90,947,320	5,700,367	$166,160,611

34	MARCH 31, 2022

Janus Henderson Contrarian Fund

Notes to Financial Statements (unaudited)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,267,629,931	$1,020,335,957	$ -	$ -

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	35

Janus Henderson Contrarian Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

36	MARCH 31, 2022

Janus Henderson Contrarian Fund

Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

Janus Investment Fund	37

Janus Henderson Contrarian Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

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Janus Henderson Contrarian Fund

Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

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Janus Henderson Contrarian Fund

Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Contrarian Fund

Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

Janus Investment Fund	41

Janus Henderson Contrarian Fund

Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

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Janus Henderson Contrarian Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

Janus Investment Fund	43

Janus Henderson Contrarian Fund

Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

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Janus Henderson Contrarian Fund

Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

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Janus Henderson Contrarian Fund

Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

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Janus Henderson Contrarian Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

Janus Investment Fund	47

Janus Henderson Contrarian Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

48	MARCH 31, 2022

Janus Henderson Contrarian Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	49

Janus Henderson Contrarian Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

50	MARCH 31, 2022

Janus Henderson Contrarian Fund

Notes

NotesPage1

Janus Investment Fund	51

Janus Henderson Contrarian Fund

Notes

NotesPage2

52	MARCH 31, 2022

Janus Henderson Contrarian Fund

Notes

NotesPage3

Janus Investment Fund	53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93038 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Emerging Markets Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Emerging Markets Fund

FUND SNAPSHOT This style-agnostic fund seeks to identify the most compelling emerging market opportunities across countries and corporations in various stages of political and economic development.	Matthew Culley co-portfolio manager	Daniel J. Graña co-portfolio manager

Janus Henderson Emerging Markets Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
FSN E-Commerce Ventures Ltd	0.59%	1.08%	Ozon Holdings PLC (ADR)	0.97%	-1.23%
Ivanhoe Mines Ltd	1.84%	0.82%	Full Truck Alliance Co (ADR)	1.54%	-1.08%
Anglo American PLC	1.76%	0.82%	LUKOIL PJSC (ADR)	1.72%	-0.92%
Meituan Dianping	0.95%	0.32%	VTEX - Class A	0.82%	-0.89%
Suzano SA	1.32%	0.30%	Yandex NV	0.90%	-0.54%

	5 Top Contributors - Sectors*
		Relative	Fund	MSCI Emerging Markets Index
		Contribution	Average Weight	Average Weight
	Consumer Discretionary	0.69%	10.43%	13.79%
	Other**	0.68%	6.98%	0.00%
	Consumer Staples	0.60%	4.45%	5.81%
	Materials	0.35%	9.09%	8.83%
	Real Estate	0.12%	1.33%	2.05%

	5 Top Detractors - Sectors*
		Relative	Fund	MSCI Emerging Markets Index
		Contribution	Average Weight	Average Weight
	Financials	-2.81%	14.22%	20.24%
	Communication Services	-2.37%	10.14%	10.59%
	Industrials	-1.25%	5.97%	5.01%
	Energy	-0.80%	1.72%	5.55%
	Information Technology	-0.07%	28.45%	21.64%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Emerging Markets Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Taiwan Semiconductor Manufacturing Co Ltd
Semiconductor & Semiconductor Equipment	9.4%
Samsung Electronics Co Ltd
Technology Hardware, Storage & Peripherals	7.0%
Tencent Holdings Ltd
Interactive Media & Services	5.0%
Housing Development Finance Corp Ltd
Thrifts & Mortgage Finance	3.5%
Hon Hai Precision Industry Co Ltd
Electronic Equipment, Instruments & Components	2.9%
27.8%

Asset Allocation - (% of Net Assets)
Common Stocks	94.1%
Investment Companies	4.4%
Preferred Stocks	1.1%
Other	0.4%
100.0%

Emerging markets comprised 84.1% of total net assets.

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Emerging Markets Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	-13.25%	-16.74%	2.81%	2.08%	1.19%	1.67%	1.37%
Class A Shares at MOP	-18.21%	-21.51%	1.59%	1.47%	0.66%
Class C Shares at NAV	-13.42%	-17.31%	2.06%	1.32%	0.44%	2.49%	2.12%
Class C Shares at CDSC	-14.28%	-18.12%	2.06%	1.32%	0.44%
Class D Shares	-13.11%	-16.59%	2.98%	2.15%	1.24%	1.46%	1.18%
Class I Shares	-13.07%	-16.48%	3.09%	2.35%	1.45%	1.37%	1.11%
Class N Shares	-13.05%	-16.45%	3.15%	2.27%	1.36%	1.28%	1.03%
Class S Shares	-13.23%	-16.81%	2.75%	1.87%	0.97%	4.44%	1.54%
Class T Shares	-13.16%	-16.63%	2.89%	2.06%	1.16%	1.62%	1.28%
MSCI Emerging Markets Index	-8.20%	-11.37%	5.98%	3.36%	2.32%
Morningstar Quartile - Class I Shares	-	3rd	4th	3rd	3rd
Morningstar Ranking - based on total returns for Diversified Emerging Markets Funds	-	506/814	598/688	359/484	276/390

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 28, 2022.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and

Janus Investment Fund	3

Janus Henderson Emerging Markets Fund (unaudited)

Performance

potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Returns of the Fund shown prior to June 5, 2017 are those for Henderson Emerging Markets Fund (the “Predecessor Fund”), which merged into the Fund after the close of business on June 2, 2017. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the reorganization automatically exchanged for Class D Shares of the Fund following the reorganization. Class A Shares, Class C Shares and Class I Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on December 31, 2010. Class R6 Shares of the Predecessor Fund commenced operations on November 30, 2015. Class D Shares, Class S Shares, and Class T Shares commenced operations on June 5, 2017.

Performance of Class A Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class C Shares shown for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund, calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class I Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class N Shares shown for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance for Class N Shares reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class S Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class S Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class T Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class D Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective March 1, 2022, Matthey Culley and Daniel J. Graña are Co-Portfolio Managers of the Fund.

*The Predecessor Fund’s inception date – December 31, 2010

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2022

Janus Henderson Emerging Markets Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$867.50	$6.38	$1,000.00	$1,018.10	$6.89	1.37%
Class C Shares	$1,000.00	$865.80	$9.68	$1,000.00	$1,014.56	$10.45	2.08%
Class D Shares	$1,000.00	$868.90	$5.50	$1,000.00	$1,019.05	$5.94	1.18%
Class I Shares	$1,000.00	$869.30	$5.22	$1,000.00	$1,019.35	$5.64	1.12%
Class N Shares	$1,000.00	$869.50	$4.80	$1,000.00	$1,019.80	$5.19	1.03%
Class S Shares	$1,000.00	$867.70	$7.17	$1,000.00	$1,017.25	$7.75	1.54%
Class T Shares	$1,000.00	$868.40	$5.92	$1,000.00	$1,018.60	$6.39	1.27%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Emerging Markets Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– 94.1%
Auto Components – 1.0%
Zhejiang Yinlun Machinery Co Ltd - Class A	562,673	$810,615
Automobiles – 1.1%
Li Auto Inc - Class A*	70,516	916,282
Banks – 13.2%
Alinma Bank	51,130	527,102
Bank Negara Indonesia Persero Tbk PT	2,067,600	1,183,123
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	6,750,300	1,547,382
China Merchants Bank Co Ltd - Class A	283,697	2,082,461
HDFC Bank Ltd	83,849	1,618,474
ICICI Bank Ltd	225,483	2,161,447
OTP Bank Nyrt*	17,875	649,329
Vietnam Technological & Commercial Joint Stock Bank*	599,100	1,294,566
		11,063,884
Beverages – 3.1%
Becle SAB de CV	431,639	1,062,466
Varun Beverages Ltd	122,380	1,510,135
		2,572,601
Building Products – 0.7%
China Lesso Group Holdings Ltd	51,000	61,457
Xinyi Glass Holdings Ltd	219,000	526,121
		587,578
Capital Markets – 0.8%
CITIC Securities Co Ltd	293,500	674,485
Chemicals – 1.4%
Fertiglobe PLC	347,867	473,853
Hansol Chemical Co Ltd	3,496	703,285
		1,177,138
Communications Equipment – 1.9%
Accton Technology Corp	204,000	1,576,750
Containers & Packaging – 0.8%
Yunnan Energy New Material Co Ltd - Class A	19,655	673,976
Diversified Financial Services – 3.2%
HH&L Acquisition Co*	124,308	1,225,677
Linklogis Inc - Class B (144A)*	1,531,939	1,452,397
		2,678,074
Diversified Telecommunication Services – 1.6%
Saudi Telecom Co	46,286	1,324,597
Electrical Equipment – 1.3%
Ming Yang Smart Engergy Group Ltd - Class A	322,899	1,117,358
Electronic Equipment, Instruments & Components – 4.9%
Hon Hai Precision Industry Co Ltd	660,000	2,431,968
Sinbon Electronics Co Ltd	92,000	830,895
Wingtech Technology Co Ltd - Class A	64,050	811,703
		4,074,566
Food & Staples Retailing – 1.2%
Dino Polska SA (144A)*	12,218	977,741
Food Products – 1.4%
Masan Group Corp	185,800	1,154,164
Health Care Providers & Services – 2.0%
Mouwasat Medical Services Co	17,254	974,171
New Horizon Health Ltd (144A)*	248,000	716,061
		1,690,232
Hotels, Restaurants & Leisure – 1.5%
Yum China Holdings Inc	29,350	1,283,007
Independent Power and Renewable Electricity Producers – 1.5%
China Longyuan Power Group Corp Ltd	549,000	1,244,522
Information Technology Services – 0.8%
Network International Holdings PLC (144A)*	195,870	717,144

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– (continued)
Insurance – 1.1%
AIA Group Ltd	88,000	$921,345
Interactive Media & Services – 6.7%
NAVER Corp	3,449	964,540
Tencent Holdings Ltd	89,100	4,203,488
VTEX - Class A*	68,613	421,970
		5,589,998
Internet & Direct Marketing Retail – 4.8%
Alibaba Group Holding Ltd*	119,432	1,634,762
JD.Com Inc - Class A*	47,042	1,377,811
MercadoLibre Inc*	830	987,268
		3,999,841
Life Sciences Tools & Services – 0.9%
Syngene International Ltd (144A)*	99,167	779,763
Machinery – 1.2%
Sany Heavy Industry Co Ltd	359,947	986,560
Metals & Mining – 5.2%
Anglo American PLC	34,944	1,801,952
Ivanhoe Mines Ltd*	152,780	1,425,132
Solaris Resources Inc*	115,480	1,134,476
		4,361,560
Paper & Forest Products – 1.7%
Suzano SA	124,372	1,440,900
Pharmaceuticals – 1.4%
Canbridge Cornerstone*,§	196,231	145,104
CANbridge Pharmaceuticals Inc*,§	401,250	281,871
Everest Medicines Ltd (144A)*	167,000	547,417
Zhaoke Ophthalmology Ltd (144A)*	521,000	231,655
		1,206,047
Real Estate Management & Development – 1.3%
Vinhomes JSC (144A)	343,258	1,136,472
Road & Rail – 1.5%
Full Truck Alliance Co (ADR)*	186,185	1,241,854
Semiconductor & Semiconductor Equipment – 11.8%
LEENO Industrial Inc	5,265	798,105
SK Hynix Inc	12,978	1,242,448
Taiwan Semiconductor Manufacturing Co Ltd	379,000	7,837,389
		9,877,942
Technology Hardware, Storage & Peripherals – 7.0%
Samsung Electronics Co Ltd	102,533	5,858,194
Thrifts & Mortgage Finance – 3.5%
Housing Development Finance Corp Ltd	92,973	2,911,553
Transportation Infrastructure – 1.3%
International Container Terminal Services Inc	253,620	1,098,137
Water Utilities – 1.3%
China Water Affairs Group Ltd	978,000	1,067,198
Total Common Stocks (cost $77,003,121)		78,792,078
Preferred Stocks– 1.1%
Biotechnology – 0.5%
ShouTi Inc PP*,¢,§	92,696	373,129
Health Care Providers & Services – 0.6%
API Holdings Private Ltd PP*,¢,§	758,340	536,821
Total Preferred Stocks (cost $926,137)		909,950

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Emerging Markets Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Investment Companies– 4.4%
Money Markets – 4.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $3,656,117)	3,655,751	$3,656,117
Total Investments (total cost $81,585,375) – 99.6%		83,358,145
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		324,613
Net Assets – 100%		$83,682,758

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$23,508,198	28.2%
Taiwan	12,677,002	15.2
South Korea	9,566,572	11.5
India	9,518,193	11.4
United States	3,656,117	4.4
Vietnam	3,585,202	4.3
Hong Kong	3,100,118	3.7
Saudi Arabia	2,825,870	3.4
Indonesia	2,730,505	3.3
Canada	2,559,608	3.1
United Kingdom	2,519,096	3.0
Brazil	1,862,870	2.2
Philippines	1,098,137	1.3
Mexico	1,062,466	1.3
Argentina	987,268	1.2
Poland	977,741	1.2
Hungary	649,329	0.8
United Arab Emirates	473,853	0.5

Total	$83,358,145	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 4.4%
Money Markets - 4.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$2,086	$-	$-	$3,656,117

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 4.4%
Money Markets - 4.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	4,136,863	26,645,413	(27,126,159)	3,656,117

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Emerging Markets Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI Emerging Markets IndexSM	MSCI Emerging Markets IndexSM reflects the equity market performance of emerging markets.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $6,558,650, which represents 7.8% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2022 is $909,950, which represents 1.1% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted Securities (as of March 31, 2022)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd PP	9/27/21	$550,876	$536,821	0.6%
Canbridge Cornerstone	12/10/21	309,486	145,104	0.2
CANbridge Pharmaceuticals Inc	11/29/21	592,646	281,871	0.3
ShouTi Inc PP	7/30/21	375,261	373,129	0.5
Total		$1,828,269	$1,336,925	1.6%

The Fund has registration rights for certain restricted securities held as of March 31, 2022. The issuer incurs all registration costs.

10	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Beverages	$1,062,466	$1,510,135	$-
Interactive Media & Services	421,970	5,168,028	-
Internet & Direct Marketing Retail	987,268	3,012,573	-
Metals & Mining	2,559,608	1,801,952	-
Paper & Forest Products	1,440,900	-	-
Pharmaceuticals	145,104	1,060,943	-
Road & Rail	1,241,854	-	-
All Other	-	58,379,277	-
Preferred Stocks	-	-	909,950
Investment Companies	-	3,656,117	-
Total Assets	$7,859,170	$74,589,025	$909,950

Level 3 Valuation Reconciliation of Assets (for the period ended March 31, 2022)

	Balance as of September 30, 2021	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of March 31, 2022
Investment in Securities:
Preferred Stocks
Biotechnology	$ 375,261	$ -	$ (2,132)	$ -	$ -	$ -	$ 373,129
Health Care Providers & Services	548,011	-	(11,190)	-	-	-	536,821
Pharmaceuticals	592,646	-	-	-	-	(592,646)	-
Total	$ 1,515,918	$ -	$ (13,322)	$ -	$ -	$ (592,646)	$ 909,950
(a) Included in "Change in unrealized net appreciation/depreciation of investments, foreign currency translations and non-interested Trustees' deferred compensation" on the Statement of Operations.

Janus Investment Fund	11

Janus Henderson Emerging Markets Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $77,929,258)	$79,702,028
Affiliated investments, at value (cost $3,656,117)	3,656,117
Non-interested Trustees' deferred compensation	2,299
Receivables:
Investments sold	493,633
Dividends	212,713
Fund shares sold	74,214
Foreign tax reclaims	1,043
Dividends from affiliates	935
Other assets	18,768
Total Assets	84,161,750
Liabilities:
Payables:	—
Foreign tax liability	161,194
Fund shares repurchased	134,882
Professional fees	74,281
Advisory fees	36,990
Registration fees	21,758
Non-affiliated fund administration fees payable	18,819
Custodian fees	11,679
Transfer agent fees and expenses	6,980
Non-interested Trustees' deferred compensation fees	2,299
12b-1 Distribution and shareholder servicing fees	2,117
Non-interested Trustees' fees and expenses	366
Affiliated fund administration fees payable	180
Accrued expenses and other payables	7,447
Total Liabilities	478,992
Net Assets	$83,682,758

See Notes to Financial Statements.

12	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$88,616,633
Total distributable earnings (loss) (includes $161,194 of foreign capital gains tax)	(4,933,875)
Total Net Assets	$83,682,758
Net Assets - Class A Shares	$4,265,408
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	432,409
Net Asset Value Per Share(1)	$9.86
Maximum Offering Price Per Share(2)	$10.46
Net Assets - Class C Shares	$1,439,945
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	149,586
Net Asset Value Per Share(1)	$9.63
Net Assets - Class D Shares	$14,661,061
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,477,832
Net Asset Value Per Share	$9.92
Net Assets - Class I Shares	$14,597,213
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,476,033
Net Asset Value Per Share	$9.89
Net Assets - Class N Shares	$46,239,465
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,664,063
Net Asset Value Per Share	$9.91
Net Assets - Class S Shares	$93,469
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,340
Net Asset Value Per Share	$10.01
Net Assets - Class T Shares	$2,386,197
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	240,605
Net Asset Value Per Share	$9.92

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Emerging Markets Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Dividends	$486,365
Non-cash dividends	270,379
Dividends from affiliates	2,086
Other income	45
Foreign tax withheld	(71,999)
Total Investment Income	686,876
Expenses:
Advisory fees	495,267
12b-1 Distribution and shareholder servicing fees:
Class A Shares	6,038
Class C Shares	7,851
Class S Shares	117
Transfer agent administrative fees and expenses:
Class D Shares	9,236
Class S Shares	117
Class T Shares	3,458
Transfer agent networking and omnibus fees:
Class A Shares	1,928
Class C Shares	643
Class I Shares	7,200
Other transfer agent fees and expenses:
Class A Shares	182
Class C Shares	54
Class D Shares	3,223
Class I Shares	475
Class N Shares	1,201
Class S Shares	4
Class T Shares	36
Registration fees	50,309
Professional fees	46,528
Non-affiliated fund administration fees	33,420
Custodian fees	27,245
Shareholder reports expense	4,501
Affiliated fund administration fees	1,239
Non-interested Trustees’ fees and expenses	910
Other expenses	6,765
Total Expenses	707,947
Less: Excess Expense Reimbursement and Waivers	(156,233)
Net Expenses	551,714
Net Investment Income/(Loss)	135,162

See Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions (net of foreign taxes of $60,495)	$(1,856,581)
Total Net Realized Gain/(Loss) on Investments	(1,856,581)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation (net of increase in deferred foreign taxes of $158,983)	(11,048,333)
Total Change in Unrealized Net Appreciation/Depreciation	(11,048,333)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(12,769,752)

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Emerging Markets Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$135,162	$(7,135)
Net realized gain/(loss) on investments	(1,856,581)	11,980,353
Change in unrealized net appreciation/depreciation	(11,048,333)	(327,611)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(12,769,752)	11,645,607
Dividends and Distributions to Shareholders:
Class A Shares	(133,124)	(38,800)
Class C Shares	(23,265)	(3,802)
Class D Shares	(481,190)	(131,423)
Class I Shares	(539,900)	(247,374)
Class N Shares	(1,789,591)	(452,579)
Class S Shares	(2,399)	(859)
Class T Shares	(77,857)	(27,803)
Net Decrease from Dividends and Distributions to Shareholders	(3,047,326)	(902,640)
Capital Share Transactions:
Class A Shares	74,407	359,459
Class C Shares	(122,674)	(1,275,874)
Class D Shares	(655,102)	6,221,816
Class I Shares	(1,794,915)	(3,990,449)
Class N Shares	(5,167,100)	20,025,314
Class S Shares	16,113	(17,466)
Class T Shares	(114,929)	86,155
Net Increase/(Decrease) from Capital Share Transactions	(7,764,200)	21,408,955
Net Increase/(Decrease) in Net Assets	(23,581,278)	32,151,922
Net Assets:
Beginning of period	107,264,036	75,112,114
End of period	$83,682,758	$107,264,036

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Financial Highlights

Class A Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$11.68	$10.02	$8.72	$9.48	$10.36	$10.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	—(3)	(0.03)	0.02	0.10	0.10	0.04
Net realized and unrealized gain/(loss)	(1.51)	1.79	1.40	(0.55)	(0.67)	0.13
Total from Investment Operations	(1.51)	1.76	1.42	(0.45)	(0.57)	0.17
Less Dividends and Distributions:
Dividends (from net investment income)	(0.31)	(0.10)	(0.12)	(0.13)	(0.10)	—
Distributions (from capital gains)	—	—	—	(0.18)	(0.21)	—
Total Dividends and Distributions	(0.31)	(0.10)	(0.12)	(0.31)	(0.31)	—
Net Asset Value, End of Period	$9.86	$11.68	$10.02	$8.72	$9.48	$10.36
Total Return*	(13.17)%	17.58%	16.32%	(4.66)%(4)	(5.80)%	1.67%
Net Assets, End of Period (in thousands)	$4,265	$4,986	$4,000	$4,859	$15,771	$15,562
Average Net Assets for the Period (in thousands)	$4,844	$4,989	$4,394	$8,932	$16,103	$15,471
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.72%	1.66%	1.87%	1.65%	1.51%	1.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.37%	1.37%	1.37%	1.30%	1.33%	1.46%
Ratio of Net Investment Income/(Loss)	0.03%	(0.25)%	0.27%	1.11%	0.93%	2.18%
Portfolio Turnover Rate	27%	76%	110%	68%	26%	2%

Class C Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$11.29	$9.69	$8.42	$9.12	$9.98	$9.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.04)	(0.12)	(0.04)	0.05	0.01	0.02
Net realized and unrealized gain/(loss)	(1.46)	1.74	1.35	(0.55)	(0.65)	0.13
Total from Investment Operations	(1.50)	1.62	1.31	(0.50)	(0.64)	0.15
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.02)	(0.04)	(0.02)	(0.01)	—
Distributions (from capital gains)	—	—	—	(0.18)	(0.21)	—
Total Dividends and Distributions	(0.16)	(0.02)	(0.04)	(0.20)	(0.22)	—
Net Asset Value, End of Period	$9.63	$11.29	$9.69	$8.42	$9.12	$9.98
Total Return*	(13.42)%	16.67%	15.56%	(5.38)%(5)	(6.59)%	1.53%
Net Assets, End of Period (in thousands)	$1,440	$1,802	$2,573	$3,432	$5,985	$9,017
Average Net Assets for the Period (in thousands)	$1,627	$2,385	$2,927	$4,604	$8,442	$8,877
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.56%	2.48%	2.61%	2.54%	2.26%	2.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.08%	2.11%	2.09%	2.11%	2.07%	2.35%
Ratio of Net Investment Income/(Loss)	(0.70)%	(1.06)%	(0.44)%	0.56%	0.11%	1.29%
Portfolio Turnover Rate	27%	76%	110%	68%	26%	2%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

(4) Total return without the effect of affiliated payments would have been (4.89)%.

(5) Total return without the effect of affiliated payments would have been (5.61)%.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Emerging Markets Fund

Financial Highlights

Class A Shares
For a share outstanding during the year ended July 31	2017
Net Asset Value, Beginning of Period	$9.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10
Net realized and unrealized gain/(loss)	1.05
Total from Investment Operations	1.15
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)
Total Dividends and Distributions	(0.06)
Net Asset Value, End of Period	$10.19
Total Return*	12.80%
Net Assets, End of Period (in thousands)	$15,124
Average Net Assets for the Period (in thousands)	$12,523
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.54%
Ratio of Net Investment Income/(Loss)	1.05%
Portfolio Turnover Rate	32%

Class C Shares
For a share outstanding during the year ended July 31	2017
Net Asset Value, Beginning of Period	$8.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03
Net realized and unrealized gain/(loss)	1.02
Total from Investment Operations	1.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)
Total Dividends and Distributions	(0.01)
Net Asset Value, End of Period	$9.83
Total Return*	12.03%
Net Assets, End of Period (in thousands)	$8,530
Average Net Assets for the Period (in thousands)	$6,219
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.53%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.29%
Ratio of Net Investment Income/(Loss)	0.37%
Portfolio Turnover Rate	32%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$11.77	$10.09	$8.78	$9.53	$10.41	$10.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.01	(0.01)	0.05	0.14	0.11	0.04
Net realized and unrealized gain/(loss)	(1.52)	1.81	1.41	(0.59)	(0.67)	0.13
Total from Investment Operations	(1.51)	1.80	1.46	(0.45)	(0.56)	0.17
Less Dividends and Distributions:
Dividends (from net investment income)	(0.34)	(0.12)	(0.15)	(0.12)	(0.11)	—
Distributions (from capital gains)	—	—	—	(0.18)	(0.21)	—
Total Dividends and Distributions	(0.34)	(0.12)	(0.15)	(0.30)	(0.32)	—
Net Asset Value, End of Period	$9.92	$11.77	$10.09	$8.78	$9.53	$10.41
Total Return*	(13.11)%	17.85%	16.66%	(4.59)%(3)	(5.64)%	1.66%
Net Assets, End of Period (in thousands)	$14,661	$17,993	$10,854	$10,957	$13,104	$16,053
Average Net Assets for the Period (in thousands)	$16,616	$20,727	$10,785	$12,337	$15,607	$16,501
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.52%	1.45%	1.70%	1.80%	1.38%	1.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	1.17%	1.19%	1.19%	1.15%	1.46%
Ratio of Net Investment Income/(Loss)	0.21%	(0.07)%	0.50%	1.51%	1.08%	2.18%
Portfolio Turnover Rate	27%	76%	110%	68%	26%	2%

Class I Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$11.74	$10.07	$8.78	$9.52	$10.42	$10.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.02	—(4)	0.05	0.14	0.12	0.04
Net realized and unrealized gain/(loss)	(1.52)	1.80	1.41	(0.57)	(0.69)	0.14
Total from Investment Operations	(1.50)	1.80	1.46	(0.43)	(0.57)	0.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.13)	(0.17)	(0.13)	(0.12)	—
Distributions (from capital gains)	—	—	—	(0.18)	(0.21)	—
Total Dividends and Distributions	(0.35)	(0.13)	(0.17)	(0.31)	(0.33)	—
Net Asset Value, End of Period	$9.89	$11.74	$10.07	$8.78	$9.52	$10.42
Total Return*	(13.07)%	17.94%	16.68%	(4.38)%(5)	(5.72)%	1.76%
Net Assets, End of Period (in thousands)	$14,597	$19,208	$19,939	$34,499	$107,276	$112,952
Average Net Assets for the Period (in thousands)	$17,632	$21,247	$25,327	$71,330	$119,036	$110,859
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.42%	1.37%	1.54%	1.45%	1.26%	1.49%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.11%	1.11%	1.13%	1.09%	1.20%
Ratio of Net Investment Income/(Loss)	0.27%	(0.02)%	0.50%	1.49%	1.17%	2.42%
Portfolio Turnover Rate	27%	76%	110%	68%	26%	2%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Total return without the effect of affiliated payments would have been (4.82)%.

(4) Less than $0.005 on a per share basis.

(5) Total return without the effect of affiliated payments would have been (4.61)%.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Emerging Markets Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended July 31	2017(1)
Net Asset Value, Beginning of Period	$10.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.07
Net realized and unrealized gain/(loss)	0.12
Total from Investment Operations	0.19
Less Dividends and Distributions:
Dividends (from net investment income)	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$10.24
Total Return*	1.89%
Net Assets, End of Period (in thousands)	$16,527
Average Net Assets for the Period (in thousands)	$14,711
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.35%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.32%
Ratio of Net Investment Income/(Loss)	4.63%
Portfolio Turnover Rate	32%

Class I Shares
For a share outstanding during the year ended July 31	2017
Net Asset Value, Beginning of Period	$9.13
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.15
Net realized and unrealized gain/(loss)	1.03
Total from Investment Operations	1.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)
Total Dividends and Distributions	(0.07)
Net Asset Value, End of Period	$10.24
Total Return*	13.15%
Net Assets, End of Period (in thousands)	$107,513
Average Net Assets for the Period (in thousands)	$62,396
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.46%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.27%
Ratio of Net Investment Income/(Loss)	1.63%
Portfolio Turnover Rate	32%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through July 31, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Financial Highlights

Class N Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$11.77	$10.09	$8.79	$9.53	$10.42	$10.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.02	0.01	0.06	0.15	0.12	0.05
Net realized and unrealized gain/(loss)	(1.52)	1.80	1.40	(0.57)	(0.68)	0.13
Total from Investment Operations	(1.50)	1.81	1.46	(0.42)	(0.56)	0.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.36)	(0.13)	(0.16)	(0.14)	(0.12)	—
Distributions (from capital gains)	—	—	—	(0.18)	(0.21)	—
Total Dividends and Distributions	(0.36)	(0.13)	(0.16)	(0.32)	(0.33)	—
Net Asset Value, End of Period	$9.91	$11.77	$10.09	$8.79	$9.53	$10.42
Total Return*	(13.05)%	18.00%	16.74%	(4.33)%(3)	(5.63)%	1.76%
Net Assets, End of Period (in thousands)	$46,239	$60,241	$35,207	$16,531	$25,134	$41,206
Average Net Assets for the Period (in thousands)	$55,740	$53,668	$30,308	$21,520	$29,832	$41,394
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.33%	1.28%	1.48%	1.41%	1.20%	1.35%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.03%	1.03%	1.03%	1.03%	1.03%	1.05%
Ratio of Net Investment Income/(Loss)	0.35%	0.10%	0.68%	1.65%	1.15%	2.59%
Portfolio Turnover Rate	27%	76%	110%	68%	26%	2%

Class S Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$11.85	$10.17	$8.81	$9.51	$10.41	$10.23
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.01)	(0.05)	0.02	0.08	0.13	0.04
Net realized and unrealized gain/(loss)	(1.53)	1.83	1.41	(0.52)	(0.73)	0.14
Total from Investment Operations	(1.54)	1.78	1.43	(0.44)	(0.60)	0.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.30)	(0.10)	(0.07)	(0.08)	(0.09)	—
Distributions (from capital gains)	—	—	—	(0.18)	(0.21)	—
Total Dividends and Distributions	(0.30)	(0.10)	(0.07)	(0.26)	(0.30)	—
Net Asset Value, End of Period	$10.01	$11.85	$10.17	$8.81	$9.51	$10.41
Total Return*	(13.23)%	17.47%	16.26%	(4.49)%(4)	(5.98)%	1.76%
Net Assets, End of Period (in thousands)	$93	$93	$95	$77	$1,753	$316
Average Net Assets for the Period (in thousands)	$94	$113	$79	$488	$1,189	$311
Ratios to Average Net Assets**:
Ratio of Gross Expenses	5.04%	4.44%	5.74%	2.25%	1.85%	1.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.54%	1.49%	1.46%	1.18%	1.47%	1.51%
Ratio of Net Investment Income/(Loss)	(0.12)%	(0.38)%	0.27%	0.89%	1.28%	2.11%
Portfolio Turnover Rate	27%	76%	110%	68%	26%	2%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Total return without the effect of affiliated payments would have been (4.56)%.

(4) Total return without the effect of affiliated payments would have been (4.72)%.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Emerging Markets Fund

Financial Highlights

Class N Shares
For a share outstanding during the year or period ended July 31	2017
Net Asset Value, Beginning of Period	$9.13
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.40
Net realized and unrealized gain/(loss)	0.79
Total from Investment Operations	1.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)
Total Dividends and Distributions	(0.08)
Net Asset Value, End of Period	$10.24
Total Return*	13.17%
Net Assets, End of Period (in thousands)	$40,785
Average Net Assets for the Period (in thousands)	$6,417
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.32%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.24%
Ratio of Net Investment Income/(Loss)	4.20%
Portfolio Turnover Rate	32%

Class S Shares
For a share outstanding during the period ended July 31	2017(2)
Net Asset Value, Beginning of Period	$10.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07
Net realized and unrealized gain/(loss)	0.11
Total from Investment Operations	0.18
Less Dividends and Distributions:
Dividends (from net investment income)	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$10.23
Total Return*	1.79%
Net Assets, End of Period (in thousands)	$304
Average Net Assets for the Period (in thousands)	$266
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.59%
Ratio of Net Investment Income/(Loss)	4.51%
Portfolio Turnover Rate	32%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Period from June 5, 2017 (inception date) through July 31, 2017.

See Notes to Financial Statements.

22	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$11.75	$10.08	$8.78	$9.52	$10.42	$10.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.01	(0.02)	0.04	0.13	0.10	0.04
Net realized and unrealized gain/(loss)	(1.52)	1.80	1.40	(0.57)	(0.68)	0.14
Total from Investment Operations	(1.51)	1.78	1.44	(0.44)	(0.58)	0.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.32)	(0.11)	(0.14)	(0.12)	(0.11)	—
Distributions (from capital gains)	—	—	—	(0.18)	(0.21)	—
Total Dividends and Distributions	(0.32)	(0.11)	(0.14)	(0.30)	(0.32)	—
Net Asset Value, End of Period	$9.92	$11.75	$10.08	$8.78	$9.52	$10.42
Total Return*	(13.08)%	17.69%	16.43%	(4.56)%(3)	(5.86)%	1.76%
Net Assets, End of Period (in thousands)	$2,386	$2,940	$2,444	$3,008	$4,862	$7,770
Average Net Assets for the Period (in thousands)	$2,774	$3,095	$2,477	$4,046	$7,275	$7,786
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.68%	1.62%	1.82%	1.73%	1.45%	1.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.27%	1.28%	1.28%	1.27%	1.26%	1.30%
Ratio of Net Investment Income/(Loss)	0.12%	(0.18)%	0.40%	1.41%	0.93%	2.34%
Portfolio Turnover Rate	27%	76%	110%	68%	26%	2%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Total return without the effect of affiliated payments would have been (4.79)%.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Emerging Markets Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended July 31	2017(1)
Net Asset Value, Beginning of Period	$10.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.08
Net realized and unrealized gain/(loss)	0.11
Total from Investment Operations	0.19
Less Dividends and Distributions:
Dividends (from net investment income)	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$10.24
Total Return*	1.89%
Net Assets, End of Period (in thousands)	$7,629
Average Net Assets for the Period (in thousands)	$6,024
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.42%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.38%
Ratio of Net Investment Income/(Loss)	5.01%
Portfolio Turnover Rate	32%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through July 31, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Emerging Markets Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

Pursuant to the Agreement and Plan of Reorganization, the Fund acquired all the assets and liabilities of the Henderson Emerging Markets Fund (the “Predecessor Fund”), a series of Henderson Global Funds, in exchange for Class A, Class C, Class I and Class N Fund shares having an aggregate net asset value equal to the value of the aggregate net assets of the same share class of the Predecessor Fund (except that Class R6 Predecessor Fund shares were exchanged for Class N Fund shares) (the “Reorganization”). The Reorganization occurred at the close of business on June 2, 2017.

The Predecessor Fund and the Fund had identical investment objectives and substantially similar investment policies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Fund’s financial highlights.

The last fiscal year end of the Predecessor Fund was July 31, 2016. The Fund's first fiscal year end was July 31, 2017. Subsequent to July 31, 2017, the Fund changed its fiscal year end to September 30, 2017, to reflect the fiscal year end of certain funds of the Trust.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Janus Investment Fund	25

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles ("US GAAP").

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that

26	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under ASC 820. These are categorized as Level 3 in the hierarchy.

For significant fair value measurements categorized within Level 3 of the fair value hierarchy, the table below summarizes the valuation techniques and provides quantitative information about the significant unobservable inputs. In addition, the table provides a narrative description of the uncertainty of the fair value measurement based on the use of significant unobservable inputs that have been different, or that reasonable could have been different, at the reporting date.

Asset	Fair Value at March 31, 2022	Valuation Technique	Unobservable Input	Input Amount or Range	Impact to Valuation from an Increase in Input
Preferred Stock
Biotechnology	$373,129	Market Approach	Transaction Price	$4.03	Increase
Health Care Providers & Services	$536,821	Market Approach	Transaction Price	INR 53.64	Increase

INR Indian Rupee

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Janus Investment Fund	27

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.

Financial assets of $592,646 were transferred out of Level 3 to Level 2 since certain securities prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the

28	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Janus Investment Fund	29

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Special Purpose Acquisition Companies (SPAC)

The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC typically invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time (typically two years), the invested funds are returned to the SPAC’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of a SPAC’s securities is particularly dependent on the ability of the SPAC’s management to timely identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. To the extent the SPAC is invested in cash or similar securities while awaiting an acquisition opportunity, a Fund’s ability to meet its investment objective may be negatively impacted. In addition, some SPACs may be traded in the over-the-counter market and may be considered illiquid and/or be subject to restrictions on resale.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate

30	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	1.00
Next $1 Billion	0.90
Over $2 Billion	0.85

The Fund’s actual investment advisory fee rate for the reporting period was 1.00% of average annual net assets before any applicable waivers.

The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 1.03% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on January 28, 2022. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Janus Investment Fund	31

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the

32	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $115.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended March 31, 2022.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption

Janus Investment Fund	33

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

of the Class C Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class C Shares paid CDSCs of $137.

As of March 31, 2022, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	92	51
Class S Shares	-	-
Class T Shares	-	-

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with US GAAP).

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended September 30, 2021
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(1,565,969)	$ -	$ (1,565,969)

34	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 84,095,702	$ 9,472,372	$(10,209,929)	$ (737,557)

5. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	29,554	$ 328,286	178,947	$ 2,206,832
Reinvested dividends and distributions	12,270	133,124	3,383	38,800
Shares repurchased	(36,124)	(387,003)	(154,674)	(1,886,173)
Net Increase/(Decrease)	5,700	$ 74,407	27,656	$ 359,459
Class C Shares:
Shares sold	11,150	$ 108,167	16,056	$ 194,003
Reinvested dividends and distributions	2,184	23,174	340	3,793
Shares repurchased	(23,337)	(254,015)	(122,409)	(1,473,670)
Net Increase/(Decrease)	(10,003)	$ (122,674)	(106,013)	$ (1,275,874)
Class D Shares:
Shares sold	186,983	$ 2,081,645	1,995,197	$25,518,859
Reinvested dividends and distributions	43,574	475,390	11,263	129,977
Shares repurchased	(281,739)	(3,212,137)	(1,553,046)	(19,427,020)
Net Increase/(Decrease)	(51,182)	$ (655,102)	453,414	$ 6,221,816
Class I Shares:
Shares sold	112,677	$ 1,237,237	188,840	$ 2,310,448
Reinvested dividends and distributions	49,669	539,900	21,333	245,325
Shares repurchased	(322,599)	(3,572,052)	(553,189)	(6,546,222)
Net Increase/(Decrease)	(160,253)	$(1,794,915)	(343,016)	$ (3,990,449)
Class N Shares:
Shares sold	101,338	$ 1,130,256	1,932,868	$23,679,300
Reinvested dividends and distributions	164,333	1,789,591	39,252	452,579
Shares repurchased	(719,168)	(8,086,947)	(342,716)	(4,106,565)
Net Increase/(Decrease)	(453,497)	$(5,167,100)	1,629,404	$20,025,314
Class S Shares:
Shares sold	1,281	$ 13,752	790	$ 9,712
Reinvested dividends and distributions	218	2,399	74	859
Shares repurchased	(3)	(38)	(2,330)	(28,037)
Net Increase/(Decrease)	1,496	$ 16,113	(1,466)	$ (17,466)
Class T Shares:
Shares sold	94,593	$ 1,107,622	70,496	$ 867,562
Reinvested dividends and distributions	7,136	77,857	2,411	27,803
Shares repurchased	(111,260)	(1,300,408)	(65,195)	(809,210)
Net Increase/(Decrease)	(9,531)	$ (114,929)	7,712	$ 86,155

Janus Investment Fund	35

Janus Henderson Emerging Markets Fund

Notes to Financial Statements (unaudited)

6.  Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$25,744,968	$ 36,909,462	$ -	$ -

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

36	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

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Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

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Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

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Janus Henderson Emerging Markets Fund

Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

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Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

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Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

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Janus Henderson Emerging Markets Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

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Janus Henderson Emerging Markets Fund

Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

Janus Investment Fund	45

Janus Henderson Emerging Markets Fund

Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

46	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	47

Janus Henderson Emerging Markets Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, with the exception of extended market closures due to planned holidays, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

48	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	49

Janus Henderson Emerging Markets Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

50	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	51

Janus Henderson Emerging Markets Fund

Notes

NotesPage2

52	MARCH 31, 2022

Janus Henderson Emerging Markets Fund

Notes

NotesPage3

Janus Investment Fund	53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93079 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Enterprise Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Enterprise Fund

FUND SNAPSHOT

By taking a moderate approach to an asset class with potential for rapid growth, this mid-cap growth fund has demonstrated lower volatility than the index. Unlike other competitor products that focus on short-term growth rates, this strategy seeks to invest in companies that exhibit sustainable and durable growth.

Brian Demain co-portfolio manager	Cody Wheaton co-portfolio manager

Janus Henderson Enterprise Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
WR Berkley Corp	2.05%	0.88%	Ceridian HCM Holding Inc	1.55%	-0.56%
Semiconductor & Semiconductor Equipment	2.77%	0.87%	Wayfair Inc - Class A	0.82%	-0.40%
LPL Financial Holdings Inc	3.24%	0.74%	Redfin Corp	0.42%	-0.33%
JB Hunt Transport Services Inc	2.71%	0.64%	CarMax Inc	2.01%	-0.32%
GoDaddy Inc	2.02%	0.57%	SS&C Technologies Holdings Inc	3.13%	0.51%

	5 Top Contributors - Sectors*
		Relative	Fund	Russell Midcap Growth Index
		Contribution	Average Weight	Average Weight
	Financials	2.68%	12.60%	5.21%
	Information Technology	1.96%	37.14%	35.02%
	Health Care	1.73%	16.78%	16.83%
	Communication Services	1.72%	1.86%	3.77%
	Industrials	0.94%	14.20%	15.10%

	5 Top Detractors - Sectors*
		Relative	Fund	Russell Midcap Growth Index
		Contribution	Average Weight	Average Weight
	Energy	-0.59%	1.59%	1.93%
	Real Estate	-0.20%	1.80%	2.38%
	Consumer Staples	-0.14%	0.00%	1.88%
	Materials	0.08%	0.93%	1.93%
	Other**	0.18%	3.04%	0.00%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Enterprise Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
LPL Financial Holdings Inc
Capital Markets	3.7%
SS&C Technologies Holdings Inc
Software	3.2%
ON Semiconductor Corp
Semiconductor & Semiconductor Equipment	3.2%
Constellation Software Inc/Canada
Software	2.8%
Intact Financial Corp
Insurance	2.7%
15.6%

Asset Allocation - (% of Net Assets)
Common Stocks	96.7%
Investment Companies	3.3%
Other	0.0%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Enterprise Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	-1.59%	3.79%	15.37%	14.18%	11.43%	1.13%
Class A Shares at MOP	-7.25%	-2.18%	14.01%	13.51%	11.21%
Class C Shares at NAV	-1.83%	3.24%	14.72%	13.47%	10.67%	1.72%
Class C Shares at CDSC	-2.65%	2.38%	14.72%	13.47%	10.67%
Class D Shares	-1.43%	4.12%	15.73%	14.53%	11.60%	0.79%
Class I Shares	-1.42%	4.16%	15.79%	14.60%	11.63%	0.74%
Class N Shares	-1.37%	4.26%	15.89%	14.70%	11.65%	0.66%
Class R Shares	-1.74%	3.48%	15.03%	13.86%	11.05%	1.41%
Class S Shares	-1.62%	3.74%	15.32%	14.14%	11.32%	1.16%
Class T Shares	-1.49%	4.01%	15.61%	14.43%	11.56%	0.91%
Russell Midcap Growth Index	-10.09%	-0.89%	15.10%	13.52%	10.75%
Morningstar Quartile - Class T Shares	-	1st	2nd	1st	2nd
Morningstar Ranking - based on total returns for Mid-Cap Growth Funds	-	80/603	212/545	61/501	43/137

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	3

Janus Henderson Enterprise Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on July 12, 2012. Performance shown for periods prior to July 12, 2012, reflects the performance of the Fund's Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – September 1, 1992

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2022

Janus Henderson Enterprise Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$984.10	$5.54	$1,000.00	$1,019.35	$5.64	1.12%
Class C Shares	$1,000.00	$981.70	$7.91	$1,000.00	$1,016.95	$8.05	1.60%
Class D Shares	$1,000.00	$985.70	$3.91	$1,000.00	$1,020.99	$3.98	0.79%
Class I Shares	$1,000.00	$985.80	$3.71	$1,000.00	$1,021.19	$3.78	0.75%
Class N Shares	$1,000.00	$986.30	$3.27	$1,000.00	$1,021.64	$3.33	0.66%
Class R Shares	$1,000.00	$982.60	$6.92	$1,000.00	$1,017.95	$7.04	1.40%
Class S Shares	$1,000.00	$983.80	$5.74	$1,000.00	$1,019.15	$5.84	1.16%
Class T Shares	$1,000.00	$985.10	$4.45	$1,000.00	$1,020.44	$4.53	0.90%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– 96.7%
Aerospace & Defense – 3.7%
L3Harris Technologies Inc	1,572,814	$390,797,095
Teledyne Technologies Inc*	746,874	352,995,059
		743,792,154
Airlines – 0.9%
Ryanair Holdings PLC (ADR)*	2,030,937	176,935,231
Auto Components – 0.6%
Visteon Corp*	1,042,986	113,821,062
Banks – 0.6%
SVB Financial Group*	195,688	109,477,652
Biotechnology – 2.2%
Ascendis Pharma A/S (ADR)*	780,006	91,541,504
BioMarin Pharmaceutical Inc*	1,595,564	123,017,984
Neurocrine Biosciences Inc*	1,581,538	148,269,187
Sarepta Therapeutics Inc*	1,073,081	83,829,088
		446,657,763
Capital Markets – 5.6%
Cboe Global Markets Inc	1,599,178	182,977,947
Charles Schwab Corp	1,208,719	101,907,099
LPL Financial Holdings Inc£	4,111,220	751,037,670
MSCI Inc	189,320	95,205,242
		1,131,127,958
Commercial Services & Supplies – 1.9%
Cimpress PLC*,£	2,154,740	137,019,917
Ritchie Bros Auctioneers Inc	4,280,406	252,672,366
		389,692,283
Containers & Packaging – 1.0%
Sealed Air Corp	3,101,763	207,694,050
Diversified Consumer Services – 1.5%
Frontdoor Inc*	3,437,401	102,606,420
Terminix Global Holdings Inc*	4,325,747	197,383,836
		299,990,256
Electric Utilities – 1.7%
Alliant Energy Corp	5,354,787	334,567,092
Electrical Equipment – 2.3%
Regal Beloit Corp	675,040	100,432,451
Sensata Technologies Holding PLC*	7,037,320	357,847,722
		458,280,173
Electronic Equipment, Instruments & Components – 5.6%
Dolby Laboratories Inc	1,243,028	97,229,650
Flex Ltd*	18,018,604	334,245,104
National Instruments Corp	5,780,684	234,637,964
TE Connectivity Ltd	3,494,938	457,766,979
		1,123,879,697
Entertainment – 1.7%
Liberty Media Corp-Liberty Formula One*	4,955,946	346,123,269
Equity Real Estate Investment Trusts (REITs) – 1.4%
Lamar Advertising Co	2,400,381	278,876,265
Health Care Equipment & Supplies – 9.4%
Boston Scientific Corp*	11,997,287	531,359,841
Cooper Cos Inc	637,960	266,405,716
Dentsply Sirona Inc	4,421,283	217,615,549
ICU Medical Inc*	1,166,348	259,675,719
STERIS PLC	1,002,052	242,266,112
Teleflex Inc	1,066,490	378,422,647
		1,895,745,584
Hotels, Restaurants & Leisure – 1.9%
Aramark	5,578,823	209,763,745

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– (continued)
Hotels, Restaurants & Leisure– (continued)
Entain PLC*	7,650,840	$164,068,469
		373,832,214
Information Technology Services – 11.0%
Amdocs Ltd	5,484,437	450,875,566
Broadridge Financial Solutions Inc	1,957,738	304,839,384
Fidelity National Information Services Inc	2,652,558	266,369,874
Global Payments Inc	1,982,747	271,319,099
GoDaddy Inc*	5,769,561	482,912,256
WEX Inc*	1,933,556	345,043,068
Wix.com Ltd*	879,063	91,826,921
		2,213,186,168
Insurance – 7.1%
Aon PLC - Class A	560,937	182,657,915
Intact Financial Corp	3,647,380	538,995,227
Ryan Specialty Group Holdings Inc - Class A*	4,925,433	191,057,546
WR Berkley Corp	7,554,780	503,072,800
		1,415,783,488
Internet & Direct Marketing Retail – 0.5%
Wayfair Inc - Class A*	943,840	104,558,595
Life Sciences Tools & Services – 3.0%
Avantor Inc*	3,879,341	131,199,313
Illumina Inc*	379,172	132,482,697
PerkinElmer Inc	1,262,833	220,313,845
Waters Corp*	391,209	121,427,361
		605,423,216
Machinery – 2.4%
Ingersoll Rand Inc	5,022,437	252,879,703
Wabtec Corp	2,443,671	235,007,840
		487,887,543
Multiline Retail – 0.4%
Dollar Tree Inc*	445,491	71,345,384
Oil, Gas & Consumable Fuels – 1.8%
Magellan Midstream Partners LP	7,147,831	350,744,067
Pharmaceuticals – 2.2%
Catalent Inc*	2,424,498	268,876,828
Elanco Animal Health Inc*	6,520,644	170,123,602
		439,000,430
Professional Services – 0.2%
Upwork Inc*	1,795,397	41,725,026
Real Estate Management & Development – 0.2%
Redfin Corp*	2,580,869	46,558,877
Road & Rail – 2.6%
JB Hunt Transport Services Inc	2,622,869	526,645,866
Semiconductor & Semiconductor Equipment – 8.1%
KLA Corp	1,071,156	392,107,365
Lam Research Corp	243,093	130,689,228
Microchip Technology Inc	3,891,004	292,370,040
NXP Semiconductors NV	997,786	184,670,233
ON Semiconductor Corp*	10,126,024	633,990,363
		1,633,827,229
Software – 10.5%
Atlassian Corp PLC - Class A*	345,760	101,594,661
Ceridian HCM Holding Inc*	3,556,449	243,118,854
Constellation Software Inc/Canada	329,994	564,157,742
Dynatrace Inc*	2,531,693	119,242,740
j2 Global Inc*	1,213,356	117,428,594
Nice Ltd (ADR)*	1,240,936	271,764,984
SS&C Technologies Holdings Inc	8,676,112	650,881,922

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– (continued)
Software– (continued)
Topicus.com Inc*	643,855	$48,031,583
		2,116,221,080
Specialty Retail – 2.3%
Burlington Stores Inc*	698,357	127,219,695
CarMax Inc*	3,515,098	339,136,655
		466,356,350
Textiles, Apparel & Luxury Goods – 1.0%
Gildan Activewear Inc	5,342,285	200,228,842
Trading Companies & Distributors – 1.4%
Ferguson PLC	2,052,528	278,558,088
Total Common Stocks (cost $11,489,197,657)		19,428,542,952
Investment Companies– 3.3%
Money Markets – 3.3%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $669,672,840)	669,629,367	669,696,330
Total Investments (total cost $12,158,870,497) – 100.0%		20,098,239,282
Cash, Receivables and Other Assets, net of Liabilities – 0%		5,548,353
Net Assets – 100%		$20,103,787,635

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$17,596,421,752	87.5%
Canada	1,604,085,760	8.0
Israel	363,591,905	1.8
Ireland	176,935,231	0.9
United Kingdom	164,068,469	0.8
Australia	101,594,661	0.5
Denmark	91,541,504	0.5

Total	$20,098,239,282	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/22
Common Stocks - 4.4%
Capital Markets - 3.7%
LPL Financial Holdings Inc	$2,055,610	$-	$106,562,823	$751,037,670
Commercial Services & Supplies - 0.7%
Cimpress PLC*	-	-	(50,076,157)	137,019,917
Total Common Stocks	$2,055,610	$-	$56,486,666	$888,057,587
Investment Companies - 3.3%
Money Markets - 3.3%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	292,976	11,179	(11,179)	669,696,330
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	17,933∆	-	-	-
Total Affiliated Investments - 7.7%	$2,366,519	$11,179	$56,475,487	$1,557,753,917

(1) For securities that were affiliated for a portion of the period ended March 31, 2022, this column reflects amounts for the entire period ended March 31, 2022 and not just the period in which the security was affiliated.

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Common Stocks - 4.4%
Capital Markets - 3.7%
LPL Financial Holdings Inc	644,474,847	-	-	751,037,670
Commercial Services & Supplies - 0.7%
Cimpress PLC*	187,096,074	-	-	137,019,917
Investment Companies - 3.3%
Money Markets - 3.3%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	744,167,504	1,329,529,643	(1,404,000,817)	669,696,330
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	3,046,145	314,813,644	(317,859,789)	-

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Euro	4/7/22	63,489,000	$(70,852,613)	$(621,141)
Euro	4/7/22	(79,243,000)	90,826,876	3,168,344
Euro	6/30/22	(63,489,000)	71,089,109	605,296

				3,152,499
Citibank, National Association:
Canadian Dollar	4/7/22	21,904,000	(17,425,368)	97,584
Canadian Dollar	4/7/22	160,589,000	(128,659,125)	(189,753)
Canadian Dollar	4/7/22	(152,593,000)	121,954,758	(117,906)
Canadian Dollar	6/30/22	(160,589,000)	128,620,482	177,950

				(32,125)
Credit Suisse International:
Canadian Dollar	4/7/22	160,589,000	(128,538,554)	(69,182)
Canadian Dollar	4/7/22	(158,288,000)	126,365,110	(263,488)
Canadian Dollar	6/30/22	(160,589,000)	128,493,404	50,872
Euro	4/7/22	63,489,000	(70,890,738)	(659,266)
Euro	4/7/22	(79,243,000)	90,798,214	3,139,682
Euro	6/30/22	(63,489,000)	71,114,918	631,104

				2,829,722
HSBC Securities (USA), Inc.:
Canadian Dollar	4/7/22	160,589,000	(128,656,465)	(187,093)
Canadian Dollar	4/7/22	(177,383,000)	141,380,358	(524,024)
Canadian Dollar	6/30/22	(160,589,000)	128,621,430	178,898
Euro	4/7/22	11,669,000	(12,832,185)	76,052
Euro	4/7/22	127,282,000	(143,160,474)	(2,361,245)
Euro	4/7/22	(86,143,000)	98,625,733	3,334,427
Euro	6/30/22	(63,489,000)	71,076,570	592,757

				1,109,772
JPMorgan Chase Bank, National Association:
Canadian Dollar	4/7/22	160,589,000	(128,522,815)	(53,443)
Canadian Dollar	4/7/22	(182,896,000)	145,687,276	(627,444)
Canadian Dollar	6/30/22	(160,589,000)	128,485,179	42,648
Euro	4/7/22	(17,980,000)	20,525,733	636,275
Euro	4/7/22	(9,900,000)	10,941,068	(10,303)
Euro	6/30/22	4,100,000	(4,562,284)	(10,572)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2022

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

March 31, 2022

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
				(22,839)
State Street Bank and Trust Company:
Canadian Dollar	4/7/22	6,900,000	$(5,432,214)	87,708
Euro	4/7/22	6,080,000	(6,639,307)	86,383
Euro	4/7/22	12,100,000	(13,426,342)	(41,333)
Euro	4/7/22	(3,600,000)	4,035,391	53,075
Euro	4/7/22	(8,000,000)	8,798,634	(50,959)

				134,874
Total				$7,171,903

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2022.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2022

Currency Contracts
Asset Derivatives:
Forward foreign currency exchange contracts	$12,959,055

Liability Derivatives:
Forward foreign currency exchange contracts	$ 5,787,152

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2022.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2022

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$12,728,581

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$ (7,015,498)

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

March 31, 2022

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$196,381,826
Average amounts sold - in USD	938,082,927

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	MARCH 31, 2022

Janus Henderson Enterprise Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell Midcap® Growth Index	Russell Midcap® Growth Index reflects the performance of U.S. mid-cap equities with higher price-to-book ratios and higher forecasted growth values.

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Hotels, Restaurants & Leisure	$209,763,745	$164,068,469	$-
Trading Companies & Distributors	-	278,558,088	-
All Other	18,776,152,650	-	-
Investment Companies	-	669,696,330	-
Total Investments in Securities	$18,985,916,395	$1,112,322,887	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	12,959,055	-
Total Assets	$18,985,916,395	$1,125,281,942	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$5,787,152	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund	13

Janus Henderson Enterprise Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $11,180,389,033)	$18,540,485,365
Affiliated investments, at value (cost $978,481,464)	1,557,753,917
Cash	54
Forward foreign currency exchange contracts	12,959,055
Cash denominated in foreign currency (cost $2,000)	2,000
Non-interested Trustees' deferred compensation	552,417
Receivables:
Fund shares sold	108,805,375
Investments sold	66,228,096
Dividends	8,048,085
Dividends from affiliates	118,607
Other assets	165,433
Total Assets	20,295,118,404
Liabilities:
Forward foreign currency exchange contracts	5,787,152
Payables:	—
Fund shares repurchased	124,015,360
Investments purchased	46,192,948
Advisory fees	10,736,631
Transfer agent fees and expenses	2,693,451
Non-interested Trustees' deferred compensation fees	552,417
12b-1 Distribution and shareholder servicing fees	334,885
Non-interested Trustees' fees and expenses	78,396
Professional fees	49,890
Custodian fees	46,934
Affiliated fund administration fees payable	41,940
Accrued expenses and other payables	800,765
Total Liabilities	191,330,769
Net Assets	$20,103,787,635

See Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson Enterprise Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$10,841,573,891
Total distributable earnings (loss)	9,262,213,744
Total Net Assets	$20,103,787,635
Net Assets - Class A Shares	$391,021,170
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,767,206
Net Asset Value Per Share(1)	$141.31
Maximum Offering Price Per Share(2)	$149.93
Net Assets - Class C Shares	$155,637,409
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,250,638
Net Asset Value Per Share(1)	$124.45
Net Assets - Class D Shares	$2,405,446,878
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	16,391,649
Net Asset Value Per Share	$146.75
Net Assets - Class I Shares	$7,269,645,877
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	49,197,540
Net Asset Value Per Share	$147.76
Net Assets - Class N Shares	$5,424,955,943
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	36,524,262
Net Asset Value Per Share	$148.53
Net Assets - Class R Shares	$100,800,318
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	754,487
Net Asset Value Per Share	$133.60
Net Assets - Class S Shares	$382,195,769
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,727,561
Net Asset Value Per Share	$140.12
Net Assets - Class T Shares	$3,974,084,271
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	27,317,428
Net Asset Value Per Share	$145.48

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Enterprise Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Dividends	$91,803,621
Dividends from affiliates	2,348,586
Affiliated securities lending income, net	17,933
Unaffiliated securities lending income, net	688
Other income	178
Foreign tax withheld	(1,615,279)
Total Investment Income	92,555,727
Expenses:
Advisory fees	69,018,507
12b-1 Distribution and shareholder servicing fees:
Class A Shares	548,787
Class C Shares	742,052
Class R Shares	263,433
Class S Shares	521,716
Transfer agent administrative fees and expenses:
Class D Shares	1,391,478
Class R Shares	134,753
Class S Shares	521,716
Class T Shares	5,857,826
Transfer agent networking and omnibus fees:
Class A Shares	496,781
Class C Shares	55,119
Class I Shares	3,604,325
Other transfer agent fees and expenses:
Class A Shares	13,904
Class C Shares	4,169
Class D Shares	150,817
Class I Shares	173,365
Class N Shares	98,220
Class R Shares	752
Class S Shares	4,561
Class T Shares	19,616
Shareholder reports expense	366,933
Affiliated fund administration fees	269,604
Custodian fees	203,943
Non-interested Trustees’ fees and expenses	173,725
Registration fees	170,536
Professional fees	66,686
Other expenses	595,173
Total Expenses	85,468,497
Less: Excess Expense Reimbursement and Waivers	(301,341)
Net Expenses	85,167,156
Net Investment Income/(Loss)	7,388,571

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson Enterprise Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$1,412,788,204
Investments in affiliates	11,179
Forward foreign currency exchange contracts	12,728,581
Total Net Realized Gain/(Loss) on Investments	1,425,527,964
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(1,731,460,083)
Investments in affiliates	56,475,487
Forward foreign currency exchange contracts	(7,015,498)
Total Change in Unrealized Net Appreciation/Depreciation	(1,682,000,094)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(249,083,559)

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Enterprise Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$7,388,571	$33,292,119
Net realized gain/(loss) on investments	1,425,527,964	3,648,893,083
Change in unrealized net appreciation/depreciation	(1,682,000,094)	2,631,753,149
Net Increase/(Decrease) in Net Assets Resulting from Operations	(249,083,559)	6,313,938,351
Dividends and Distributions to Shareholders:
Class A Shares	(65,714,839)	(39,548,234)
Class C Shares	(28,152,759)	(16,803,309)
Class D Shares	(359,561,565)	(182,191,933)
Class I Shares	(1,130,089,504)	(616,012,620)
Class N Shares	(789,979,114)	(437,937,089)
Class R Shares	(16,455,015)	(10,772,784)
Class S Shares	(62,009,288)	(39,534,196)
Class T Shares	(699,266,902)	(471,925,055)
Net Decrease from Dividends and Distributions to Shareholders	(3,151,228,986)	(1,814,725,220)
Capital Share Transactions:
Class A Shares	(10,607,399)	(82,099,821)
Class C Shares	7,462,089	(28,623,413)
Class D Shares	292,825,998	63,796,686
Class I Shares	474,449,645	(432,474,164)
Class N Shares	647,762,451	(332,892,132)
Class R Shares	8,285,686	(32,913,124)
Class S Shares	7,442,078	(120,403,166)
Class T Shares	(494,626,149)	(1,151,012,592)
Net Increase/(Decrease) from Capital Share Transactions	932,994,399	(2,116,621,726)
Net Increase/(Decrease) in Net Assets	(2,467,318,146)	2,382,591,405
Net Assets:
Beginning of period	22,571,105,781	20,188,514,376
End of period	$20,103,787,635	$22,571,105,781

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson Enterprise Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$168.35	$137.77	$136.07	$131.70	$111.15	$94.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.21)	(0.27)	(0.09)	(0.02)	(0.15)	(0.14)
Net realized and unrealized gain/(loss)	(2.16)	43.67	7.94	11.19	22.79	18.61
Total from Investment Operations	(2.37)	43.40	7.85	11.17	22.64	18.47
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(24.67)	(12.82)	(6.15)	(6.80)	(2.09)	(1.56)
Total Dividends and Distributions	(24.67)	(12.82)	(6.15)	(6.80)	(2.09)	(1.56)
Net Asset Value, End of Period	$141.31	$168.35	$137.77	$136.07	$131.70	$111.15
Total Return*	(1.62)%	32.57%	5.81%	9.88%	20.63%	19.89%
Net Assets, End of Period (in thousands)	$391,021	$472,904	$456,433	$547,328	$666,848	$617,749
Average Net Assets for the Period (in thousands)	$440,236	$493,097	$493,576	$611,182	$647,856	$632,639
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.14%	1.13%	1.17%	1.15%	1.16%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.11%	1.12%	1.11%	1.12%	1.13%
Ratio of Net Investment Income/(Loss)	(0.27)%	(0.17)%	(0.07)%	(0.02)%	(0.13)%	(0.14)%
Portfolio Turnover Rate	3%	12%	14%	13%	13%	10%

Class C Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$151.54	$125.75	$125.40	$122.67	$104.26	$89.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.51)	(1.06)	(0.77)	(0.71)	(0.81)	(0.70)
Net realized and unrealized gain/(loss)	(1.91)	39.67	7.27	10.24	21.31	17.51
Total from Investment Operations	(2.42)	38.61	6.50	9.53	20.50	16.81
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(24.67)	(12.82)	(6.15)	(6.80)	(2.09)	(1.56)
Total Dividends and Distributions	(24.67)	(12.82)	(6.15)	(6.80)	(2.09)	(1.56)
Net Asset Value, End of Period	$124.45	$151.54	$125.75	$125.40	$122.67	$104.26
Total Return*	(1.85)%	31.83%	5.21%	9.25%	19.93%	19.19%
Net Assets, End of Period (in thousands)	$155,637	$179,240	$173,129	$212,985	$254,496	$250,285
Average Net Assets for the Period (in thousands)	$171,258	$187,356	$188,953	$219,505	$255,949	$233,290
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.60%	1.67%	1.69%	1.70%	1.70%	1.73%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.60%	1.67%	1.69%	1.70%	1.70%	1.73%
Ratio of Net Investment Income/(Loss)	(0.74)%	(0.73)%	(0.64)%	(0.61)%	(0.71)%	(0.74)%
Portfolio Turnover Rate	3%	12%	14%	13%	13%	10%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Enterprise Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$174.13	$142.10	$139.87	$134.99	$113.64	$96.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.25	0.33	0.37	0.23	0.17
Net realized and unrealized gain/(loss)	(2.25)	45.06	8.20	11.50	23.31	19.02
Total from Investment Operations	(2.19)	45.31	8.53	11.87	23.54	19.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.52)	(0.46)	(0.15)	(0.19)	(0.10)	(0.09)
Distributions (from capital gains)	(24.67)	(12.82)	(6.15)	(6.80)	(2.09)	(1.56)
Total Dividends and Distributions	(25.19)	(13.28)	(6.30)	(6.99)	(2.19)	(1.65)
Net Asset Value, End of Period	$146.75	$174.13	$142.10	$139.87	$134.99	$113.64
Total Return*	(1.45)%	32.99%	6.15%	10.22%	20.99%	20.27%
Net Assets, End of Period (in thousands)	$2,405,447	$2,507,220	$1,983,824	$2,061,471	$1,973,861	$1,696,184
Average Net Assets for the Period (in thousands)	$2,502,333	$2,394,871	$1,974,784	$1,930,540	$1,853,456	$1,547,274
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.79%	0.80%	0.81%	0.81%	0.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.79%	0.80%	0.81%	0.81%	0.82%
Ratio of Net Investment Income/(Loss)	0.07%	0.15%	0.25%	0.28%	0.18%	0.17%
Portfolio Turnover Rate	3%	12%	14%	13%	13%	10%

Class I Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$175.21	$142.89	$140.62	$135.69	$114.20	$96.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.32	0.40	0.45	0.32	0.23
Net realized and unrealized gain/(loss)	(2.27)	45.33	8.24	11.55	23.42	19.09
Total from Investment Operations	(2.19)	45.65	8.64	12.00	23.74	19.32
Less Dividends and Distributions:
Dividends (from net investment income)	(0.59)	(0.51)	(0.22)	(0.27)	(0.16)	(0.16)
Distributions (from capital gains)	(24.67)	(12.82)	(6.15)	(6.80)	(2.09)	(1.56)
Total Dividends and Distributions	(25.26)	(13.33)	(6.37)	(7.07)	(2.25)	(1.72)
Net Asset Value, End of Period	$147.76	$175.21	$142.89	$140.62	$135.69	$114.20
Total Return*	(1.44)%	33.06%	6.20%	10.28%	21.07%	20.32%
Net Assets, End of Period (in thousands)	$7,269,646	$8,014,607	$6,919,545	$7,666,702	$6,443,068	$4,550,263
Average Net Assets for the Period (in thousands)	$7,721,312	$7,776,971	$7,335,476	$6,775,060	$5,408,221	$3,535,026
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.75%	0.74%	0.75%	0.75%	0.75%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.74%	0.75%	0.75%	0.75%	0.77%
Ratio of Net Investment Income/(Loss)	0.10%	0.19%	0.30%	0.34%	0.25%	0.22%
Portfolio Turnover Rate	3%	12%	14%	13%	13%	10%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	MARCH 31, 2022

Janus Henderson Enterprise Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$176.05	$143.53	$141.19	$136.18	$114.57	$96.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.47	0.53	0.56	0.42	0.33
Net realized and unrealized gain/(loss)	(2.28)	45.53	8.28	11.60	23.51	19.15
Total from Investment Operations	(2.12)	46.00	8.81	12.16	23.93	19.48
Less Dividends and Distributions:
Dividends (from net investment income)	(0.73)	(0.66)	(0.32)	(0.35)	(0.23)	(0.21)
Distributions (from capital gains)	(24.67)	(12.82)	(6.15)	(6.80)	(2.09)	(1.56)
Total Dividends and Distributions	(25.40)	(13.48)	(6.47)	(7.15)	(2.32)	(1.77)
Net Asset Value, End of Period	$148.53	$176.05	$143.53	$141.19	$136.18	$114.57
Total Return*	(1.39)%	33.17%	6.30%	10.38%	21.18%	20.45%
Net Assets, End of Period (in thousands)	$5,424,956	$5,636,167	$4,867,667	$4,860,043	$3,947,225	$2,940,422
Average Net Assets for the Period (in thousands)	$5,566,646	$5,609,015	$4,941,595	$4,213,287	$3,463,197	$2,309,608
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.66%	0.66%	0.66%	0.66%	0.66%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.66%	0.66%	0.66%	0.66%	0.66%	0.67%
Ratio of Net Investment Income/(Loss)	0.20%	0.28%	0.39%	0.43%	0.34%	0.31%
Portfolio Turnover Rate	3%	12%	14%	13%	13%	10%

Class R Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$160.72	$132.38	$131.34	$127.76	$108.20	$92.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.40)	(0.69)	(0.46)	(0.39)	(0.50)	(0.41)
Net realized and unrealized gain/(loss)	(2.05)	41.85	7.65	10.77	22.15	18.14
Total from Investment Operations	(2.45)	41.16	7.19	10.38	21.65	17.73
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(24.67)	(12.82)	(6.15)	(6.80)	(2.09)	(1.56)
Total Dividends and Distributions	(24.67)	(12.82)	(6.15)	(6.80)	(2.09)	(1.56)
Net Asset Value, End of Period	$133.60	$160.72	$132.38	$131.34	$127.76	$108.20
Total Return*	(1.76)%	32.18%	5.51%	9.56%	20.27%	19.56%
Net Assets, End of Period (in thousands)	$100,800	$110,802	$119,190	$150,860	$162,271	$171,439
Average Net Assets for the Period (in thousands)	$108,098	$124,162	$130,918	$150,191	$167,123	$160,164
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.40%	1.40%	1.41%	1.41%	1.41%	1.42%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.40%	1.40%	1.41%	1.41%	1.41%	1.42%
Ratio of Net Investment Income/(Loss)	(0.54)%	(0.45)%	(0.36)%	(0.32)%	(0.43)%	(0.42)%
Portfolio Turnover Rate	3%	12%	14%	13%	13%	10%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Enterprise Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$167.17	$136.94	$135.34	$131.09	$110.70	$93.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.23)	(0.34)	(0.14)	(0.08)	(0.21)	(0.17)
Net realized and unrealized gain/(loss)	(2.15)	43.39	7.89	11.13	22.69	18.54
Total from Investment Operations	(2.38)	43.05	7.75	11.05	22.48	18.37
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(24.67)	(12.82)	(6.15)	(6.80)	(2.09)	(1.56)
Total Dividends and Distributions	(24.67)	(12.82)	(6.15)	(6.80)	(2.09)	(1.56)
Net Asset Value, End of Period	$140.12	$167.17	$136.94	$135.34	$131.09	$110.70
Total Return*	(1.64)%	32.51%	5.77%	9.84%	20.57%	19.86%
Net Assets, End of Period (in thousands)	$382,196	$442,011	$465,207	$589,792	$626,458	$580,629
Average Net Assets for the Period (in thousands)	$418,520	$480,226	$538,012	$592,420	$593,963	$536,354
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.16%	1.16%	1.16%	1.16%	1.16%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.16%	1.16%	1.16%	1.16%	1.17%
Ratio of Net Investment Income/(Loss)	(0.30)%	(0.21)%	(0.11)%	(0.06)%	(0.17)%	(0.17)%
Portfolio Turnover Rate	3%	12%	14%	13%	13%	10%

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$172.66	$141.02	$138.90	$134.10	$112.96	$95.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	0.07	0.20	0.24	0.11	0.08
Net realized and unrealized gain/(loss)	(2.23)	44.71	8.13	11.44	23.17	18.91
Total from Investment Operations	(2.26)	44.78	8.33	11.68	23.28	18.99
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.32)	(0.06)	(0.08)	(0.05)	(0.07)
Distributions (from capital gains)	(24.67)	(12.82)	(6.15)	(6.80)	(2.09)	(1.56)
Total Dividends and Distributions	(24.92)	(13.14)	(6.21)	(6.88)	(2.14)	(1.63)
Net Asset Value, End of Period	$145.48	$172.66	$141.02	$138.90	$134.10	$112.96
Total Return*	(1.51)%	32.84%	6.04%	10.12%	20.88%	20.16%
Net Assets, End of Period (in thousands)	$3,974,084	$5,208,155	$5,203,521	$5,461,958	$5,344,306	$4,374,383
Average Net Assets for the Period (in thousands)	$4,699,135	$5,723,820	$5,246,105	$5,059,206	$4,920,845	$3,748,225
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.91%	0.91%	0.91%	0.91%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.90%	0.91%	0.91%	0.91%
Ratio of Net Investment Income/(Loss)	(0.04)%	0.05%	0.15%	0.19%	0.09%	0.08%
Portfolio Turnover Rate	3%	12%	14%	13%	13%	10%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	MARCH 31, 2022

Janus Henderson Enterprise Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Enterprise Fund  (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct

Janus Investment Fund	23

Janus Henderson Enterprise Fund

Notes to Financial Statements (unaudited)

institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

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Janus Henderson Enterprise Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

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Janus Henderson Enterprise Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2022 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the

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Notes to Financial Statements (unaudited)

securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign

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Notes to Financial Statements (unaudited)

currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts.

The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

3. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital,

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Notes to Financial Statements (unaudited)

and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2022” table located in the Fund’s Schedule of Investments.

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Notes to Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Barclays Capital, Inc.	$3,773,640	$(621,141)	$—	$3,152,499
Citibank, National Association	275,534	(275,534)	—	—
Credit Suisse International	3,821,658	(991,936)	—	2,829,722
HSBC Securities (USA), Inc.	4,182,134	(3,072,362)	—	1,109,772
JPMorgan Chase Bank, National Association	678,923	(678,923)	—	—
State Street Bank and Trust Company	227,166	(92,292)	—	134,874

Total	$12,959,055	$(5,732,188)	$—	$7,226,867
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Barclays Capital, Inc.	$621,141	$(621,141)	$—	$—
Citibank, National Association	307,659	(275,534)	—	32,125
Credit Suisse International	991,936	(991,936)	—	—
HSBC Securities (USA), Inc.	3,072,362	(3,072,362)	—	—
JPMorgan Chase Bank, National Association	701,762	(678,923)	—	22,839
State Street Bank and Trust Company	92,292	(92,292)	—	—

Total	$5,787,152	$(5,732,188)	$—	$54,964
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

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Janus Henderson Enterprise Fund

Notes to Financial Statements (unaudited)

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.

There were no securities on loan as of March 31, 2022.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on January 28, 2022. If applicable, amounts waived and/or

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Janus Henderson Enterprise Fund

Notes to Financial Statements (unaudited)

reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

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Notes to Financial Statements (unaudited)

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares' average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep

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Notes to Financial Statements (unaudited)

Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $7,907.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended March 31, 2022.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class C Shares paid CDSCs of $1,258.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2022, the Fund engaged in cross trades amounting to $14,110,475 in sales, resulting in a net realized gain of $1,623,329. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 12,076,637,811	$8,490,900,130	$(469,298,659)	$ 8,021,601,471

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Notes to Financial Statements (unaudited)

Information on the tax components of derivatives as of March 31, 2022 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$12,959,055	$ (5,787,152)	$ 7,171,903

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

6. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	397,521	$ 59,589,872	623,354	$ 99,334,382
Reinvested dividends and distributions	297,360	42,632,523	175,459	26,494,246
Shares repurchased	(736,789)	(112,829,794)	(1,302,821)	(207,928,449)
Net Increase/(Decrease)	(41,908)	$ (10,607,399)	(504,008)	$ (82,099,821)
Class C Shares:
Shares sold	32,420	$ 4,549,205	46,061	$ 6,656,959
Reinvested dividends and distributions	217,666	27,523,875	115,145	15,720,744
Shares repurchased	(182,253)	(24,610,991)	(355,216)	(51,001,116)
Net Increase/(Decrease)	67,833	$ 7,462,089	(194,010)	$ (28,623,413)
Class D Shares:
Shares sold	262,525	$ 41,620,188	604,201	$ 99,963,713
Reinvested dividends and distributions	2,340,660	348,173,218	1,135,443	176,890,607
Shares repurchased	(609,728)	(96,967,408)	(1,302,329)	(213,057,634)
Net Increase/(Decrease)	1,993,457	$ 292,825,998	437,315	$ 63,796,686
Class I Shares:
Shares sold	6,029,584	$ 929,931,126	10,671,413	$ 1,782,257,942
Reinvested dividends and distributions	6,230,188	933,095,224	3,162,055	495,494,094
Shares repurchased	(8,805,984)	(1,388,576,705)	(16,516,799)	(2,710,226,200)
Net Increase/(Decrease)	3,453,788	$ 474,449,645	(2,683,331)	$ (432,474,164)
Class N Shares:
Shares sold	3,450,306	$ 534,953,750	4,712,549	$ 781,848,813
Reinvested dividends and distributions	5,161,986	776,930,572	2,741,978	431,450,288
Shares repurchased	(4,102,609)	(664,121,871)	(9,354,922)	(1,546,191,233)
Net Increase/(Decrease)	4,509,683	$ 647,762,451	(1,900,395)	$ (332,892,132)
Class R Shares:
Shares sold	61,833	$ 8,966,013	134,921	$ 20,428,800
Reinvested dividends and distributions	119,781	16,249,554	73,206	10,577,543
Shares repurchased	(116,536)	(16,929,881)	(419,107)	(63,919,467)
Net Increase/(Decrease)	65,078	$ 8,285,686	(210,980)	$ (32,913,124)
Class S Shares:
Shares sold	168,542	$ 25,329,460	290,570	$ 45,840,839
Reinvested dividends and distributions	435,205	61,877,468	263,171	39,475,606
Shares repurchased	(520,197)	(79,764,850)	(1,306,884)	(205,719,611)
Net Increase/(Decrease)	83,550	$ 7,442,078	(753,143)	$ (120,403,166)
Class T Shares:
Shares sold	2,286,723	$ 345,635,568	3,888,927	$ 630,422,843
Reinvested dividends and distributions	4,668,938	688,715,006	3,013,650	465,970,549
Shares repurchased	(9,802,082)	(1,528,976,723)	(13,639,082)	(2,247,405,984)
Net Increase/(Decrease)	(2,846,421)	$ (494,626,149)	(6,736,505)	$(1,151,012,592)

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Notes to Financial Statements (unaudited)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$727,603,951	$2,879,055,986	$ -	$ -

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

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Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

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Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

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Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

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Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

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Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

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Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

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Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

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Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

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Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	49

Janus Henderson Enterprise Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

50	MARCH 31, 2022

Janus Henderson Enterprise Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	51

Janus Henderson Enterprise Fund

Notes

NotesPage1

52	MARCH 31, 2022

Janus Henderson Enterprise Fund

Notes

NotesPage2

Janus Investment Fund	53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93040 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson European Focus Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson European Focus Fund

FUND SNAPSHOT

A regional equity fund that seeks to achieve long-term capital appreciation primarily through investment in European companies. The management team applies a high-conviction approach, with a focus on opportunities that offer material upside potential, regardless of style.

Robert Schramm-Fuchs Portfolio Manager

Janus Henderson European Focus Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Anglo American PLC	2.84%	1.07%	Wizz Air Holdings PLC	1.52%	-0.84%
Rheinmetall AG	0.46%	0.88%	BioNTech SE (ADR)	0.27%	-0.64%
Terna Rete Elettrica Nazionale SpA	2.11%	0.42%	JD Sports Fashion PLC	1.83%	-0.49%
UBS Group AG	2.47%	0.40%	Vestas Wind Systems A/S	0.96%	-0.46%
Wacker Chemie AG	0.77%	0.30%	Pandora A/S	2.66%	-0.42%

	5 Top Contributors - Sectors*
		Relative	Fund	MSCI Europe Index
		Contribution	Average Weight	Average Weight
	Materials	1.19%	8.41%	7.82%
	Utilities	0.52%	6.45%	4.18%
	Information Technology	0.27%	5.69%	8.19%
	Other**	0.22%	1.95%	0.00%
	Consumer Staples	0.08%	13.37%	12.72%

	5 Top Detractors - Sectors*
		Relative	Fund	MSCI Europe Index
		Contribution	Average Weight	Average Weight
	Health Care	-1.44%	12.64%	14.62%
	Industrials	-1.41%	16.99%	14.87%
	Financials	-1.28%	15.16%	16.30%
	Energy	-0.84%	4.18%	5.07%
	Consumer Discretionary	0.03%	14.58%	11.32%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson European Focus Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Hugo Boss AG
Textiles, Apparel & Luxury Goods	3.8%
Anglo American PLC
Metals & Mining	3.7%
Nestle SA (REG)
Food Products	3.5%
RELX PLC
Professional Services	3.2%
UBS Group AG
Capital Markets	2.9%
17.1%

Asset Allocation - (% of Net Assets)
Common Stocks	98.9%
Investments Purchased with Cash Collateral from Securities Lending	1.5%
Investment Companies	0.4%
OTC Purchased Options – Puts	0.2%
Other	(1.0)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson European Focus Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	-5.31%	2.58%	7.43%	6.14%	11.79%	1.41%	1.30%
Class A Shares at MOP	-10.75%	-3.31%	6.16%	5.52%	11.47%
Class C Shares at NAV	-5.66%	1.80%	6.63%	5.34%	10.96%	2.18%	2.06%
Class C Shares at CDSC	-6.60%	0.80%	6.63%	5.34%	10.96%
Class D Shares	-5.21%	2.79%	7.62%	6.24%	11.84%	1.28%	1.11%
Class I Shares	-5.17%	2.85%	7.72%	6.43%	11.98%	1.14%	1.03%
Class N Shares	-5.15%	2.93%	7.77%	6.35%	11.90%	1.11%	0.96%
Class S Shares	-5.16%	2.73%	7.52%	6.14%	11.79%	6.00%	1.46%
Class T Shares	-5.25%	2.68%	7.54%	6.20%	11.82%	1.38%	1.21%
MSCI Europe Index	-2.12%	3.51%	6.92%	6.27%	5.63%
Morningstar Quartile - Class A Shares	-	2nd	2nd	3rd	1st
Morningstar Ranking - based on total returns for Europe Stock Funds	-	32/93	29/88	43/71	9/55

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 28, 2022.

Janus Investment Fund	3

Janus Henderson European Focus Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Returns of the Fund shown prior to June 5, 2017, are those for Henderson European Focus Fund (the “Predecessor Fund”), which merged into the Fund after the close of business on June 2, 2017. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the reorganization automatically exchanged for Class D Shares of the Fund following the reorganization. Class A Shares and Class C Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on August 31, 2001. Class I Shares and Class R6 Shares of the Predecessor Fund commenced operations on March 31, 2009 and November 30, 2015, respectively. Class D Shares, Class S Shares, and Class T Shares commenced operations on June 5, 2017.

Performance of Class A Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class C Shares shown for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund, calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class I Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to March 31, 2009, performance for Class I Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class N Shares shown for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance for Class N Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class S Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class T Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class D Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Predecessor Fund’s inception date – August 31, 2001

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2022

Janus Henderson European Focus Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$946.90	$6.31	$1,000.00	$1,018.45	$6.54	1.30%
Class C Shares	$1,000.00	$943.40	$9.93	$1,000.00	$1,014.71	$10.30	2.05%
Class D Shares	$1,000.00	$947.90	$5.34	$1,000.00	$1,019.45	$5.54	1.10%
Class I Shares	$1,000.00	$948.30	$5.05	$1,000.00	$1,019.75	$5.24	1.04%
Class N Shares	$1,000.00	$948.50	$4.66	$1,000.00	$1,020.14	$4.84	0.96%
Class S Shares	$1,000.00	$948.40	$4.86	$1,000.00	$1,019.95	$5.04	1.00%
Class T Shares	$1,000.00	$947.50	$5.88	$1,000.00	$1,018.90	$6.09	1.21%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson European Focus Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares/Principal/ Contract Amounts		Value
Common Stocks– 98.9%
Aerospace & Defense – 3.6%
Leonardo SpA*	594,303	$5,921,507
Rheinmetall AG	52,115	11,060,557
		16,982,064
Air Freight & Logistics – 1.2%
DSV Panalpina A/S	29,528	5,647,254
Automobiles – 1.5%
Daimler AG	99,298	6,973,393
Banks – 6.4%
BAWAG Group AG (144A)*	103,982	5,245,020
BNP Paribas SA	78,393	4,462,864
Erste Group Bank AG	186,340	6,757,307
KBC Group NV	63,844	4,590,997
Nordea Bank Abp	841,163	8,666,213
		29,722,401
Beverages – 2.8%
Diageo PLC	257,241	12,999,357
Capital Markets – 5.1%
Deutsche Boerse AG	54,941	9,868,167
UBS Group AG	699,000	13,658,583
		23,526,750
Chemicals – 3.3%
Symrise AG	40,207	4,826,297
Wacker Chemie AG	60,185	10,330,208
		15,156,505
Construction & Engineering – 2.0%
Vinci SA	89,107	9,108,828
Diversified Telecommunication Services – 1.8%
Deutsche Telekom AG	447,274	8,352,640
Electric Utilities – 2.1%
Terna Rete Elettrica Nazionale SpA	1,124,316	9,668,483
Electrical Equipment – 4.5%
NEL ASA*,#	5,091,419	8,563,377
Vestas Wind Systems A/S	420,331	12,412,543
		20,975,920
Food & Staples Retailing – 1.0%
Koninklijke Ahold Delhaize NV	150,465	4,836,214
Food Products – 7.3%
Chocoladefabriken Lindt & Spruengli AG (PC)	1,005	11,920,051
Danone SA	99,317	5,470,406
Nestle SA (REG)	126,126	16,376,438
		33,766,895
Health Care Equipment & Supplies – 2.4%
Siemens Healthineers AG (144A)	70,449	4,367,841
Straumann Holding AG	4,162	6,660,879
		11,028,720
Hotels, Restaurants & Leisure – 1.1%
Compass Group PLC	237,768	5,123,197
Life Sciences Tools & Services – 2.9%
Lonza Group AG	9,899	7,172,824
QIAGEN NV*	133,102	6,532,513
		13,705,337
Machinery – 2.0%
Atlas Copco AB	81,787	4,246,655
Daimler Truck Holding AG*	151,275	4,201,995
KION Group AG	14,182	942,991
		9,391,641
Metals & Mining – 7.4%
Anglo American PLC	336,032	17,328,110

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson European Focus Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares/Principal/ Contract Amounts		Value
Common Stocks– (continued)
Metals & Mining– (continued)
Rio Tinto PLC	128,459	$10,188,229
Salzgitter AG*	145,277	6,761,557
		34,277,896
Multi-Utilities – 3.1%
RWE AG	220,024	9,595,751
Veolia Environnement SA	144,493	4,610,042
		14,205,793
Oil, Gas & Consumable Fuels – 4.6%
Lundin Petroleum AB	237,710	10,082,431
Total SE	226,585	11,495,047
		21,577,478
Paper & Forest Products – 2.2%
UPM-Kymmene Oyj	309,685	10,103,813
Personal Products – 1.5%
L'Oreal SA	17,941	7,180,176
Pharmaceuticals – 9.7%
AstraZeneca PLC	88,522	11,736,817
Novo Nordisk A/S	104,876	11,616,741
Roche Holding AG	32,261	12,760,501
Sanofi	89,398	9,115,928
		45,229,987
Professional Services – 4.6%
RELX PLC	484,031	15,073,861
Wolters Kluwer NV	60,343	6,422,594
		21,496,455
Semiconductor & Semiconductor Equipment – 4.5%
ASML Holding NV	14,036	9,360,709
BE Semiconductor Industries NV	112,440	9,570,367
Meyer Burger Technology AG*	4,363,654	1,836,334
		20,767,410
Textiles, Apparel & Luxury Goods – 8.2%
Hugo Boss AG	302,557	17,610,073
LVMH Moet Hennessy Louis Vuitton SE	15,679	11,162,994
Pandora A/S	99,533	9,418,481
		38,191,548
Water Utilities – 2.1%
Severn Trent PLC	245,660	9,913,966
Total Common Stocks (cost $417,696,984)		459,910,121
Investment Companies– 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $2,073,250)	2,073,043	2,073,250
Investments Purchased with Cash Collateral from Securities Lending– 1.5%
Investment Companies – 1.2%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	5,506,708	5,506,708
Time Deposits – 0.3%
Royal Bank of Canada, 0.2900%, 4/1/22	$1,376,677	1,376,677
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,883,385)		6,883,385
OTC Purchased Options – Puts– 0.2%
Counterparty/Reference AssetCounterparty/Reference Asset
Citigroup:
DAX Index,
Notional amount $(39,860,272), premiums paid $629,475, unrealized appreciation $166,915, exercise price $14000.00, expires 4/29/22*	500	796,390
Total Investments (total cost $427,283,094) – 101.0%		469,663,146
Liabilities, net of Cash, Receivables and Other Assets – (1.0)%		(4,421,782)
Net Assets – 100%		$465,241,364

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson European Focus Fund

Schedule of Investments (unaudited)

March 31, 2022

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Germany	$102,220,373	21.8%
United Kingdom	82,363,537	17.5
Switzerland	70,385,610	15.0
France	62,606,285	13.3
Denmark	39,095,019	8.3
Netherlands	30,189,884	6.4
Finland	18,770,026	4.0
Italy	15,589,990	3.3
Sweden	14,329,086	3.1
Austria	12,002,327	2.6
United States	8,956,635	1.9
Norway	8,563,377	1.8
Belgium	4,590,997	1.0

Total	$469,663,146	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$2,558	$-	$-	$2,073,250
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Investment Companies - 1.2%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	29,429∆	-	-	5,506,708
Total Affiliated Investments - 1.6%	$31,987	$-	$-	$7,579,958

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	2,579,657	157,910,973	(158,417,380)	2,073,250
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Investment Companies - 1.2%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	-	17,886,215	(12,379,507)	5,506,708

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson European Focus Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Put Options:

Citigroup:

DAX Index	500	13,000.00	EUR	4/29/22	$39,860,272	$225,549	$(81,393)	$(306,942)
Rheinmetall AG	1,025	120.00	EUR	6/17/22	21,722,635	502,905	403,521	(99,384)
Total - Written Put Options						728,454	322,128	(406,326)
Total OTC Written Options						$728,454	$322,128	$(406,326)

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2022.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2022

Equity Contracts
Asset Derivatives:
Purchased options, at value	$ 796,390

Liability Derivatives:
Options written, at value	$ 406,326

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2022.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2022

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Purchased options contracts	$(1,541,772)
Written options contracts	2,520,551

Total	$ 978,779

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Purchased options contracts	$ 166,915
Written options contracts	154,131

Total	$ 321,046

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson European Focus Fund

Schedule of Investments (unaudited)

March 31, 2022

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Options:
Average value of option contracts purchased	$143,301
Average value of option contracts written	405,818

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2022

Janus Henderson European Focus Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI Europe IndexSM	MSCI Europe IndexSM reflects the equity market performance of developed markets in Europe.

LLC	Limited Liability Company
OTC	Over-the-Counter
PC	Participation Certificate
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $9,612,861, which represents 2.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$-	$459,910,121	$-
Investment Companies	-	2,073,250	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,883,385	-
OTC Purchased Options – Puts	-	796,390	-
Total Assets	$-	$469,663,146	$-
Liabilities
Other Financial Instruments(a):
Options Written, at Value	$-	$406,326	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund	11

Janus Henderson European Focus Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $419,073,661)(1)	$461,286,798
Affiliated investments, at value (cost $7,579,958)	7,579,958
Purchased options, at value (premiums paid $629,475)	796,390
Deposits with brokers for OTC derivatives	700,000
Non-interested Trustees' deferred compensation	12,764
Receivables:
Investments sold	6,731,346
Dividends	2,164,737
Foreign tax reclaims	1,983,260
Fund shares sold	386,499
Dividends from affiliates	381
Other assets	634,399
Total Assets	482,276,532
Liabilities:
Due to custodian	320
Foreign cash due to custodian (cost $22,777)	22,777
Collateral for securities loaned (Note 3)	6,883,385
Options written, at value (premiums received $728,454)	406,326
Payables:	—
Investments purchased	8,478,659
Fund shares repurchased	644,840
Advisory fees	337,011
Transfer agent fees and expenses	76,706
12b-1 Distribution and shareholder servicing fees	41,435
Professional fees	32,055
Non-interested Trustees' deferred compensation fees	12,764
Custodian fees	10,966
Non-interested Trustees' fees and expenses	1,770
Affiliated fund administration fees payable	955
Accrued expenses and other payables	85,199
Total Liabilities	17,035,168
Net Assets	$465,241,364

See Notes to Financial Statements.

12	MARCH 31, 2022

Janus Henderson European Focus Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$848,968,579
Total distributable earnings (loss)	(383,727,215)
Total Net Assets	$465,241,364
Net Assets - Class A Shares	$131,275,707
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,116,659
Net Asset Value Per Share(2)	$42.12
Maximum Offering Price Per Share(3)	$44.69
Net Assets - Class C Shares	$17,486,865
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	441,834
Net Asset Value Per Share(2)	$39.58
Net Assets - Class D Shares	$9,611,766
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	229,822
Net Asset Value Per Share	$41.82
Net Assets - Class I Shares	$283,484,550
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,772,724
Net Asset Value Per Share	$41.86
Net Assets - Class N Shares	$12,257,421
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	294,869
Net Asset Value Per Share	$41.57
Net Assets - Class S Shares	$92,709
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,308
Net Asset Value Per Share	$40.17
Net Assets - Class T Shares	$11,032,346
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	264,048
Net Asset Value Per Share	$41.78

(1) Includes $6,606,451 of securities on loan. See Note 3 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson European Focus Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Dividends	$6,069,896
Non-cash dividends	2,072,190
Affiliated securities lending income, net	29,429
Dividends from affiliates	2,558
Unaffiliated securities lending income, net	193
Other income	606,529
Foreign tax withheld	(251,841)
Total Investment Income	8,528,954
Expenses:
Advisory fees	2,471,858
12b-1 Distribution and shareholder servicing fees:
Class A Shares	176,323
Class C Shares	103,458
Class S Shares	—
Transfer agent administrative fees and expenses:
Class D Shares	5,720
Class S Shares	112
Class T Shares	14,865
Transfer agent networking and omnibus fees:
Class A Shares	55,424
Class C Shares	9,952
Class I Shares	105,421
Other transfer agent fees and expenses:
Class A Shares	4,794
Class C Shares	595
Class D Shares	1,560
Class I Shares	7,228
Class N Shares	221
Class S Shares	2
Class T Shares	82
Registration fees	48,711
Professional fees	23,545
Custodian fees	21,379
Shareholder reports expense	12,329
Affiliated fund administration fees	6,191
Non-interested Trustees’ fees and expenses	4,509
Other expenses	52,044
Total Expenses	3,126,323
Less: Excess Expense Reimbursement and Waivers	(261,344)
Net Expenses	2,864,979
Net Investment Income/(Loss)	5,663,975

See Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson European Focus Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(28,797,675)
Purchased options contracts	(1,541,772)
Written options contracts	2,520,551
Total Net Realized Gain/(Loss) on Investments	(27,818,896)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(4,327,316)
Purchased options contracts	166,915
Written options contracts	154,131
Total Change in Unrealized Net Appreciation/Depreciation	(4,006,270)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(26,161,191)

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson European Focus Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$5,663,975	$2,166,450
Net realized gain/(loss) on investments	(27,818,896)	99,624,270
Change in unrealized net appreciation/depreciation	(4,006,270)	6,825,774
Net Increase/(Decrease) in Net Assets Resulting from Operations	(26,161,191)	108,616,494
Dividends and Distributions to Shareholders:
Class A Shares	(199,462)	(362,388)
Class D Shares	(33,496)	(20,930)
Class I Shares	(1,094,982)	(1,148,633)
Class N Shares	(45,092)	(26,735)
Class S Shares	(279)	(185)
Class T Shares	(34,594)	(12,244)
Net Decrease from Dividends and Distributions to Shareholders	(1,407,905)	(1,571,115)
Capital Share Transactions:
Class A Shares	(3,090,425)	(8,045,062)
Class C Shares	(4,790,631)	(14,066,619)
Class D Shares	124,329	5,355,988
Class I Shares	972,351	29,583,028
Class N Shares	3,249,764	3,380,544
Class S Shares	12,005	15,445
Class T Shares	1,311,500	8,380,996
Net Increase/(Decrease) from Capital Share Transactions	(2,211,107)	24,604,320
Net Increase/(Decrease) in Net Assets	(29,780,203)	131,649,699
Net Assets:
Beginning of period	495,021,567	363,371,868
End of period	$465,241,364	$495,021,567

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson European Focus Fund

Financial Highlights

Class A Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$44.48	$34.23	$27.21	$31.73	$35.02	$34.22
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.47(3)	0.16	0.11	0.41	0.46	0.13
Net realized and unrealized gain/(loss)	(2.77)	10.20	7.22	(3.91)	(3.16)	0.67
Total from Investment Operations	(2.30)	10.36	7.33	(3.50)	(2.70)	0.80
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.11)	(0.31)	(1.02)	(0.59)	—
Total Dividends and Distributions	(0.06)	(0.11)	(0.31)	(1.02)	(0.59)	—
Net Asset Value, End of Period	$42.12	$44.48	$34.23	$27.21	$31.73	$35.02
Total Return*	(5.17)%	30.31%	27.04%	(10.61)%	(7.84)%	2.34%
Net Assets, End of Period (in thousands)	$131,276	$141,908	$116,047	$112,110	$176,690	$273,184
Average Net Assets for the Period (in thousands)	$141,446	$136,809	$109,879	$135,260	$227,911	$268,061
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.40%	1.41%	1.45%	1.46%	1.31%	1.35%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.30%	1.30%	1.31%	1.32%	1.30%	1.35%
Ratio of Net Investment Income/(Loss)	2.13%(3)	0.37%	0.38%	1.49%	1.37%	2.29%
Portfolio Turnover Rate	74%	184%	160%	145%	82%	6%

Class C Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$41.90	$32.40	$25.69	$29.66	$32.68	$31.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.27(3)	(0.18)	(0.11)	0.16	0.21	0.08
Net realized and unrealized gain/(loss)	(2.59)	9.68	6.82	(3.57)	(2.97)	0.62
Total from Investment Operations	(2.32)	9.50	6.71	(3.41)	(2.76)	0.70
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.56)	(0.26)	—
Total Dividends and Distributions	—	—	—	(0.56)	(0.26)	—
Net Asset Value, End of Period	$39.58	$41.90	$32.40	$25.69	$29.66	$32.68
Total Return*	(5.54)%	29.32%	26.12%	(11.26)%	(8.51)%	2.19%
Net Assets, End of Period (in thousands)	$17,487	$23,302	$29,652	$43,110	$118,408	$184,366
Average Net Assets for the Period (in thousands)	$20,943	$27,919	$37,468	$62,633	$154,929	$183,018
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.17%	2.17%	2.19%	2.19%	2.04%	2.22%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.05%	2.05%	2.06%	2.06%	2.02%	2.22%
Ratio of Net Investment Income/(Loss)	1.30%(3)	(0.46)%	(0.40)%	0.62%	0.65%	1.44%
Portfolio Turnover Rate	74%	184%	160%	145%	82%	6%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Mercedes-Benz Group AG in December 2021. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.19 and 0.42%, respectively, for Class A Shares and $0.18 and 0.42%, respectively, for Class C Shares.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson European Focus Fund

Financial Highlights

Class A Shares
For a share outstanding during the year ended July 31	2017
Net Asset Value, Beginning of Period	$32.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.34
Net realized and unrealized gain/(loss)	2.50
Total from Investment Operations	2.84
Less Dividends and Distributions:
Dividends (from net investment income)	(0.79)
Total Dividends and Distributions	(0.79)
Net Asset Value, End of Period	$34.22
Total Return*	9.15%
Net Assets, End of Period (in thousands)	$274,588
Average Net Assets for the Period (in thousands)	$381,753
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.33%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.33%
Ratio of Net Investment Income/(Loss)	1.06%
Portfolio Turnover Rate	57%

Class C Shares
For a share outstanding during the year ended July 31	2017
Net Asset Value, Beginning of Period	$30.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11
Net realized and unrealized gain/(loss)	2.32
Total from Investment Operations	2.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.51)
Total Dividends and Distributions	(0.51)
Net Asset Value, End of Period	$31.98
Total Return*	8.32%
Net Assets, End of Period (in thousands)	$188,120
Average Net Assets for the Period (in thousands)	$219,705
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.11%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.11%
Ratio of Net Investment Income/(Loss)	0.36%
Portfolio Turnover Rate	57%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson European Focus Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$44.21	$34.01	$27.05	$31.61	$35.02	$34.21
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.51(3)	0.24	0.18	0.49	0.57	0.14
Net realized and unrealized gain/(loss)	(2.76)	10.13	7.16	(3.92)	(3.20)	0.67
Total from Investment Operations	(2.25)	10.37	7.34	(3.43)	(2.63)	0.81
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.17)	(0.38)	(1.13)	(0.78)	—
Total Dividends and Distributions	(0.14)	(0.17)	(0.38)	(1.13)	(0.78)	—
Net Asset Value, End of Period	$41.82	$44.21	$34.01	$27.05	$31.61	$35.02
Total Return*	(5.10)%	30.57%	27.27%	(10.39)%	(7.67)%	2.37%
Net Assets, End of Period (in thousands)	$9,612	$10,102	$3,510	$2,293	$2,875	$2,776
Average Net Assets for the Period (in thousands)	$10,285	$6,844	$2,636	$2,421	$3,071	$2,683
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.26%	1.28%	1.40%	1.59%	1.19%	1.11%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.10%	1.10%	1.11%	1.14%	1.11%	1.11%
Ratio of Net Investment Income/(Loss)	2.34%(3)	0.57%	0.60%	1.81%	1.71%	2.52%
Portfolio Turnover Rate	74%	184%	160%	145%	82%	6%

Class I Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$44.25	$34.03	$27.07	$31.59	$34.94	$34.13
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.53(3)	0.26	0.19	0.42	0.54	0.15
Net realized and unrealized gain/(loss)	(2.76)	10.15	7.17	(3.82)	(3.14)	0.66
Total from Investment Operations	(2.23)	10.41	7.36	(3.40)	(2.60)	0.81
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.19)	(0.40)	(1.12)	(0.75)	—
Total Dividends and Distributions	(0.16)	(0.19)	(0.40)	(1.12)	(0.75)	—
Net Asset Value, End of Period	$41.86	$44.25	$34.03	$27.07	$31.59	$34.94
Total Return*	(5.06)%	30.66%	27.35%	(10.30)%	(7.60)%	2.37%
Net Assets, End of Period (in thousands)	$283,485	$299,272	$208,159	$220,722	$695,302	$1,234,695
Average Net Assets for the Period (in thousands)	$300,677	$263,587	$204,753	$353,101	$1,025,799	$1,231,744
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.14%	1.14%	1.17%	1.16%	1.03%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%	1.03%	1.04%	1.03%	1.02%	1.06%
Ratio of Net Investment Income/(Loss)	2.42%(3)	0.62%	0.64%	1.53%	1.60%	2.59%
Portfolio Turnover Rate	74%	184%	160%	145%	82%	6%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Mercedes-Benz Group AG in December 2021. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.18 and 0.42%, respectively.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson European Focus Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended July 31	2017(1)
Net Asset Value, Beginning of Period	$33.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.11
Net realized and unrealized gain/(loss)	0.57
Total from Investment Operations	0.68
Less Dividends and Distributions:
Dividends (from net investment income)	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$34.21
Total Return*	2.03%
Net Assets, End of Period (in thousands)	$2,585
Average Net Assets for the Period (in thousands)	$2,342
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.25%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.08%
Ratio of Net Investment Income/(Loss)	2.11%
Portfolio Turnover Rate	57%

Class I Shares
For a share outstanding during the year ended July 31	2017
Net Asset Value, Beginning of Period	$32.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.44
Net realized and unrealized gain/(loss)	2.47
Total from Investment Operations	2.91
Less Dividends and Distributions:
Dividends (from net investment income)	(0.96)
Total Dividends and Distributions	(0.96)
Net Asset Value, End of Period	$34.13
Total Return*	9.44%
Net Assets, End of Period (in thousands)	$1,277,021
Average Net Assets for the Period (in thousands)	$1,414,519
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.07%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.07%
Ratio of Net Investment Income/(Loss)	1.38%
Portfolio Turnover Rate	57%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through July 31, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	MARCH 31, 2022

Janus Henderson European Focus Fund

Financial Highlights

Class N Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$43.95	$33.80	$26.86	$31.64	$34.89	$34.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.57(3)	0.35	0.34	0.49	0.56	0.13
Net realized and unrealized gain/(loss)	(2.76)	10.01	7.01	(3.91)	(3.14)	0.66
Total from Investment Operations	(2.19)	10.36	7.35	(3.42)	(2.58)	0.79
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.21)	(0.41)	(1.36)	(0.67)	—
Total Dividends and Distributions	(0.19)	(0.21)	(0.41)	(1.36)	(0.67)	—
Net Asset Value, End of Period	$41.57	$43.95	$33.80	$26.86	$31.64	$34.89
Total Return*	(5.02)%	30.72%	27.51%	(10.25)%	(7.54)%	2.32%
Net Assets, End of Period (in thousands)	$12,257	$9,763	$4,371	$139	$284	$318
Average Net Assets for the Period (in thousands)	$11,241	$9,327	$3,114	$207	$332	$245
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.09%	1.11%	1.20%	2.56%	1.43%	1.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.96%	0.96%	0.97%	0.97%	1.19%
Ratio of Net Investment Income/(Loss)	2.61%(3)	0.85%	1.17%	1.82%	1.68%	2.29%
Portfolio Turnover Rate	74%	184%	160%	145%	82%	6%

Class S Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$42.42	$32.57	$25.98	$31.53	$35.01	$34.20
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.53(3)	0.23	0.11	0.45	0.47	0.13
Net realized and unrealized gain/(loss)	(2.64)	9.73	6.85	(3.98)	(3.20)	0.68
Total from Investment Operations	(2.11)	9.96	6.96	(3.53)	(2.73)	0.81
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.11)	(0.37)	(2.02)	(0.75)	—
Total Dividends and Distributions	(0.14)	(0.11)	(0.37)	(2.02)	(0.75)	—
Net Asset Value, End of Period	$40.17	$42.42	$32.57	$25.98	$31.53	$35.01
Total Return*	(5.00)%	30.63%	26.93%	(10.35)%	(7.96)%	2.37%
Net Assets, End of Period (in thousands)	$93	$85	$54	$43	$48	$52
Average Net Assets for the Period (in thousands)	$90	$68	$48	$43	$50	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses	4.61%	5.71%	7.83%	8.50%	4.42%	1.48%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	1.07%	1.34%	1.17%	1.35%	1.30%
Ratio of Net Investment Income/(Loss)	2.53%(3)	0.58%	0.40%	1.73%	1.42%	2.34%
Portfolio Turnover Rate	74%	184%	160%	145%	82%	6%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Mercedes-Benz Group AG in December 2021. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.18 and 0.42%, respectively.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson European Focus Fund

Financial Highlights

Class N Shares
For a share outstanding during the year or period ended July 31	2017
Net Asset Value, Beginning of Period	$32.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.42
Net realized and unrealized gain/(loss)	2.47
Total from Investment Operations	2.89
Less Dividends and Distributions:
Dividends (from net investment income)	(0.97)
Total Dividends and Distributions	(0.97)
Net Asset Value, End of Period	$34.10
Total Return*	9.36%
Net Assets, End of Period (in thousands)	$210
Average Net Assets for the Period (in thousands)	$1,074
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.10%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.10%
Ratio of Net Investment Income/(Loss)	1.34%
Portfolio Turnover Rate	57%

Class S Shares
For a share outstanding during the period ended July 31	2017(2)
Net Asset Value, Beginning of Period	$33.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09
Net realized and unrealized gain/(loss)	0.58
Total from Investment Operations	0.67
Less Dividends and Distributions:
Dividends (from net investment income)	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$34.20
Total Return*	2.00%
Net Assets, End of Period (in thousands)	$51
Average Net Assets for the Period (in thousands)	$49
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.45%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.45%
Ratio of Net Investment Income/(Loss)	1.67%
Portfolio Turnover Rate	57%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Period from June 5, 2017 (inception date) through July 31, 2017.

See Notes to Financial Statements.

22	MARCH 31, 2022

Janus Henderson European Focus Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$44.17	$34.02	$27.06	$31.57	$35.03	$34.22
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.48(3)	0.20	0.12	0.47	0.54	0.13
Net realized and unrealized gain/(loss)	(2.74)	10.12	7.20	(3.90)	(3.21)	0.68
Total from Investment Operations	(2.26)	10.32	7.32	(3.43)	(2.67)	0.81
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.17)	(0.36)	(1.08)	(0.79)	—
Total Dividends and Distributions	(0.13)	(0.17)	(0.36)	(1.08)	(0.79)	—
Net Asset Value, End of Period	$41.78	$44.17	$34.02	$27.06	$31.57	$35.03
Total Return*	(5.13)%	30.41%	27.20%	(10.43)%	(7.79)%	2.37%
Net Assets, End of Period (in thousands)	$11,032	$10,590	$1,579	$676	$929	$1,275
Average Net Assets for the Period (in thousands)	$11,924	$5,237	$839	$762	$1,598	$1,077
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.34%	1.38%	1.70%	1.76%	1.31%	1.22%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.21%	1.21%	1.19%	1.18%	1.20%	1.18%
Ratio of Net Investment Income/(Loss)	2.21%(3)	0.47%	0.41%	1.74%	1.59%	2.26%
Portfolio Turnover Rate	74%	184%	160%	145%	82%	6%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Mercedes-Benz Group AG in December 2021. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.18 and 0.42%, respectively.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson European Focus Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended July 31	2017(1)
Net Asset Value, Beginning of Period	$33.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.05
Net realized and unrealized gain/(loss)	0.64
Total from Investment Operations	0.69
Less Dividends and Distributions:
Dividends (from net investment income)	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$34.22
Total Return*	2.06%
Net Assets, End of Period (in thousands)	$983
Average Net Assets for the Period (in thousands)	$63
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.51%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.21%
Ratio of Net Investment Income/(Loss)	1.60%
Portfolio Turnover Rate	57%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through July 31, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	MARCH 31, 2022

Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson European Focus Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation primarily through investment in equities of European companies. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

Pursuant to the Agreement and Plan of Reorganization, the Fund acquired all the assets and liabilities of the Henderson European Focus Fund (the “Predecessor Fund”), a series of Henderson Global Funds, in exchange for Class A, Class C, Class I and Class N Fund shares having an aggregate net asset value equal to the value of the aggregate net assets of the same share class of the Predecessor Fund (except that Class R6 Predecessor Fund shares were exchanged for Class N Fund shares) (the “Reorganization”). The Reorganization occurred at the close of business on June 2, 2017.

The Predecessor Fund and the Fund had identical investment objectives and substantially similar investment policies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Fund’s financial highlights.

The last fiscal year end of the Predecessor Fund was July 31, 2016. The Fund's first fiscal year end was July 31, 2017. Subsequent to July 31, 2017, the Fund changed its fiscal year end to September 30, 2017, to reflect the fiscal year end of certain funds of the Trust.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Janus Investment Fund	25

Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles ("US GAAP").

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that

26	MARCH 31, 2022

Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2022.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities

Janus Investment Fund	27

Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2022 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes

28	MARCH 31, 2022

Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

(to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to

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Notes to Financial Statements (unaudited)

cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased call options on various equity index securities for the purpose of increasing exposure to broad equity risk.

During the period, the Fund purchased call options on various equity index securities for the purpose of increasing exposure to individual equity risk.

In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised.

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Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

During the period, the Fund wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

During the period, the Fund wrote put options on various equity indices for the purpose of increasing exposure to broad equity risk.

3. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The

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Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2022” table located in the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Citigroup	$796,390	$(406,326)	$—	$390,064
JPMorgan Chase Bank, National Association	6,606,451	—	(6,606,451)	—

Total	$7,402,841	$(406,326)	$(6,606,451)	$390,064
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Citigroup	$406,326	$(406,326)	$—	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

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Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or

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Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $6,606,451. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2022 is $6,883,385, resulting in the net amount due to the counterparty of $276,934.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $500 Million	1.00
Next $1 Billion	0.90
Next $1 Billion	0.85
Over $2.5 Billion	0.80

The Fund’s actual investment advisory fee rate for the reporting period was 1.00% of average annual net assets before any applicable waivers.

The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.96% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on January 28, 2022. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement

34	MARCH 31, 2022

Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

Janus Investment Fund	35

Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $2,707.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00%

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Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended March 31, 2022.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class C Shares paid CDSCs of $413.

As of March 31, 2022, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	66	2
Class S Shares	73	-*
Class T Shares	-	-

* Less than 0.50%

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with US GAAP).

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended September 30, 2021
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(190,648,870)	$(211,454,235)	$(402,103,105)

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Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 429,197,753	$52,817,057	$(12,351,664)	$ 40,465,393

Information on the tax components of derivatives as of March 31, 2022 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ (728,454)	$ 403,521	$ (81,393)	$ 322,128

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

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Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	168,373	$ 7,500,846	416,402	$ 17,599,243
Reinvested dividends and distributions	3,908	175,228	8,199	321,149
Shares repurchased	(245,777)	(10,766,499)	(624,419)	(25,965,454)
Net Increase/(Decrease)	(73,496)	$ (3,090,425)	(199,818)	$ (8,045,062)
Class C Shares:
Shares sold	19,893	$ 824,242	78,064	$ 2,985,510
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(134,224)	(5,614,873)	(437,142)	(17,052,129)
Net Increase/(Decrease)	(114,331)	$ (4,790,631)	(359,078)	$(14,066,619)
Class D Shares:
Shares sold	54,810	$ 2,470,295	181,755	$ 7,699,475
Reinvested dividends and distributions	731	32,517	523	20,335
Shares repurchased	(54,207)	(2,378,483)	(56,979)	(2,363,822)
Net Increase/(Decrease)	1,334	$ 124,329	125,299	$ 5,355,988
Class I Shares:
Shares sold	712,644	$31,580,414	1,698,263	$ 73,365,880
Reinvested dividends and distributions	22,853	1,017,664	28,012	1,089,119
Shares repurchased	(726,653)	(31,625,727)	(1,079,177)	(44,871,971)
Net Increase/(Decrease)	8,844	$ 972,351	647,098	$ 29,583,028
Class N Shares:
Shares sold	90,346	$ 4,007,654	201,165	$ 8,001,484
Reinvested dividends and distributions	1,020	45,092	693	26,735
Shares repurchased	(18,642)	(802,982)	(109,036)	(4,647,675)
Net Increase/(Decrease)	72,724	$ 3,249,764	92,822	$ 3,380,544
Class S Shares:
Shares sold	286	$ 11,726	339	$ 15,260
Reinvested dividends and distributions	7	279	5	185
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	293	$ 12,005	344	$ 15,445
Class T Shares:
Shares sold	169,730	$ 7,542,222	280,176	$ 12,166,569
Reinvested dividends and distributions	773	34,381	310	12,060
Shares repurchased	(146,187)	(6,265,103)	(87,171)	(3,797,633)
Net Increase/(Decrease)	24,316	$ 1,311,500	193,315	$ 8,380,996

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$365,102,719	$ 356,857,619	$ -	$ -

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Janus Henderson European Focus Fund

Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson European Focus Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

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Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

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Janus Henderson European Focus Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

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Janus Henderson European Focus Fund

Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

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Janus Henderson European Focus Fund

Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson European Focus Fund

Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

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Janus Henderson European Focus Fund

Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

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Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

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Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

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Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

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Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

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Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

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Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Notes

NotesPage1

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Notes

NotesPage2

Janus Investment Fund	57

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93080 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Forty Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Forty Fund

FUND SNAPSHOT

Forty Fund is a concentrated large-cap growth fund, leveraging Janus Henderson’s three decades of experience in high-conviction investing. By investing in our best wide-moat ideas, the Fund seeks to add excess return over the long term. Given its concentrated nature, the Fund may exhibit moderately higher volatility than its benchmark.

Brian Recht co-portfolio manager	Doug Rao co-portfolio manager	Nick Schommer co-portfolio manager

Janus Henderson Forty Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Deere & Co	2.26%	0.46%	Snap Inc - Class A	2.85%	-2.09%
NVIDIA Corp	2.38%	0.36%	Twilio Inc	1.85%	-1.13%
Blackstone Group Inc	3.80%	0.33%	Align Technology Inc	2.86%	-1.08%
UnitedHealth Group Inc	1.38%	0.32%	Apple Inc	5.90%	-1.02%
Freeport-McMoRan Inc	0.87%	0.32%	Netflix Inc	2.14%	-0.52%

	5 Top Contributors - Sectors*
		Relative	Fund	Russell 1000 Growth Index
		Contribution	Average Weight	Average Weight
	Materials	0.21%	3.03%	0.99%
	Financials	0.08%	4.15%	2.46%
	Other**	-0.07%	1.86%	0.00%
	Energy	-0.14%	0.00%	0.37%
	Real Estate	-0.14%	2.49%	1.70%

	5 Top Detractors - Sectors*
		Relative	Fund	Russell 1000 Growth Index
		Contribution	Average Weight	Average Weight
	Communication Services	-3.31%	15.87%	11.56%
	Consumer Discretionary	-1.75%	16.28%	18.49%
	Information Technology	-1.56%	36.57%	45.74%
	Health Care	-0.99%	13.26%	8.66%
	Industrials	-0.39%	4.59%	5.99%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Forty Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	10.1%
Amazon.com Inc
Internet & Direct Marketing Retail	8.8%
Apple Inc
Technology Hardware, Storage & Peripherals	6.1%
Mastercard Inc
Information Technology Services	5.1%
Alphabet Inc - Class C
Interactive Media & Services	4.8%
34.9%

Asset Allocation - (% of Net Assets)
Common Stocks	98.0%
Investment Companies	1.8%
Investments Purchased with Cash Collateral from Securities Lending	0.4%
Warrants	0.0%
Other	(0.2)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Forty Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	-6.77%	6.60%	19.42%	16.29%	12.52%	1.02%
Class A Shares at MOP	-12.13%	0.47%	18.02%	15.61%	12.25%
Class C Shares at NAV	-7.04%	5.93%	18.67%	15.55%	11.82%	1.77%
Class C Shares at CDSC	-7.85%	5.00%	18.67%	15.55%	11.82%
Class D Shares	-6.67%	6.83%	19.69%	16.40%	12.48%	0.82%
Class I Shares	-6.64%	6.88%	19.77%	16.64%	12.71%	0.77%
Class N Shares	-6.59%	6.95%	19.84%	16.72%	12.61%	0.70%
Class R Shares	-6.95%	6.17%	18.96%	15.86%	12.13%	1.45%
Class S Shares	-6.84%	6.41%	19.26%	16.18%	12.40%	1.20%
Class T Shares	-6.71%	6.71%	19.57%	16.45%	12.53%	0.95%
Russell 1000 Growth Index	1.54%	14.98%	20.88%	17.04%	9.65%
S&P 500 Index	5.92%	15.65%	15.99%	14.64%	9.23%
Morningstar Quartile - Class S Shares	-	3rd	2nd	1st	1st
Morningstar Ranking - based on total returns for Large Growth Funds	-	690/1,252	333/1,126	199/1,024	22/510

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs),

Janus Investment Fund	3

Janus Henderson Forty Fund (unaudited)

Performance

Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009 after the reorganization of each class of Janus Adviser Forty Fund (the “JAD predecessor fund”) into corresponding shares of the Fund.

Performance shown for Class S Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) from August 1, 2000 to July 6, 2009, calculated using the fees and expenses of the JAD predecessor fund’s Class S Shares, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class S Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of the Retirement Shares into the JAD predecessor fund). Performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.

Performance shown for Class C Shares reflects the historical performance of the JAD predecessor fund’s Class C Shares from September 30, 2002 to July 6, 2009, calculated using the fees and expenses of the JAD predecessor fund’s Class C Shares, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to September 30, 2002, the performance shown for Class C Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class C Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization). Performance shown for certain periods prior to September 30, 2002 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitation or waivers.

Performance shown for Class A Shares and Class R Shares reflects the historical performance of each corresponding class of the JAD predecessor fund from September 30, 2004 to July 6, 2009, calculated using the fees and expenses of the corresponding class of the JAD predecessor fund respectively, net of any applicable fee and expense limitations or waivers. Performance shown for each class for the periods August 1, 2000 to September 30, 2004 reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). Performance shown for each class for the periods prior to August 1, 2000 reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization). Performance shown for Class A Shares for certain periods prior to September 30, 2004 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers. Performance shown for Class R Shares for certain periods prior to September 30, 2004 was calculated using the fees and expenses of Class R Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.

Performance shown for Class I Shares reflects the historical performance of the JAD predecessor fund’s Class I Shares from November 28, 2005 to July 6, 2009, calculated using the fees and expenses of the JAD predecessor fund’s Class I Shares, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to November 28, 2005, the performance shown for Class I Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class I Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization). Performance shown for certain periods prior to November 28, 2005 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on January 27, 2017. Performance shown for Class D Shares reflects the performance of the Fund's Class S Shares from July 6, 2009 to January 27, 2017, calculated using the fees and expenses of Class S Shares, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to July 6, 2009, the performance shown for Class D Shares reflects the performance of Class S Shares (formerly named Class I Shares) of the JAD predecessor fund (prior to the reorganization), calculated using the fees and expenses of the JAD predecessor fund's Class S Shares, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class D Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series - Forty Portfolio (as a result of a separate prior reorganization). Performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.

Class T Shares commenced operations on July 6, 2009. Performance shown for Class T Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) from August 1, 2000 to July 6, 2009, calculated using the fees and expenses of the JAD predecessor fund’s Class S Shares, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class T Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization). Performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for Class N Shares reflects the performance of the Fund’s Class S Shares from July 6, 2009 to May 31, 2012, calculated using the fees and expenses of Class S Shares, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to July 6, 2009, the performance shown for Class N Shares reflects the performance of Class

See important disclosures on the next page.

4	MARCH 31, 2022

Janus Henderson Forty Fund (unaudited)

Performance

S Shares (formerly named Class I Shares) of the JAD predecessor fund (prior to the reorganization), calculated using the fees and expenses of the JAD predecessor fund’s Class S Shares, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class N Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization). Performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective March 1, 2022, A. Douglas Rao, Brian Recht, and Nick Schommer are Co-Portfolio Managers of the Fund.

*The Predecessor Fund’s inception date – May 1, 1997

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Investment Fund	5

Janus Henderson Forty Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$932.30	$4.53	$1,000.00	$1,020.24	$4.73	0.94%
Class C Shares	$1,000.00	$929.60	$7.31	$1,000.00	$1,017.35	$7.64	1.52%
Class D Shares	$1,000.00	$933.30	$3.52	$1,000.00	$1,021.29	$3.68	0.73%
Class I Shares	$1,000.00	$933.60	$3.33	$1,000.00	$1,021.49	$3.48	0.69%
Class N Shares	$1,000.00	$934.10	$2.94	$1,000.00	$1,021.89	$3.07	0.61%
Class R Shares	$1,000.00	$930.50	$6.45	$1,000.00	$1,018.25	$6.74	1.34%
Class S Shares	$1,000.00	$931.60	$5.30	$1,000.00	$1,019.45	$5.54	1.10%
Class T Shares	$1,000.00	$932.90	$4.00	$1,000.00	$1,020.79	$4.18	0.83%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	MARCH 31, 2022

Janus Henderson Forty Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 98.0%
Automobiles – 0.5%
Rivian Automotive Inc - Class A*,#	2,075,481	$104,272,165
Biotechnology – 2.2%
AbbVie Inc	2,617,222	424,277,858
Capital Markets – 3.3%
Blackstone Group Inc	5,153,837	654,228,069
Chemicals – 1.4%
Sherwin-Williams Co	1,134,616	283,222,846
Entertainment – 3.5%
Netflix Inc*	862,215	322,977,117
Walt Disney Co*	2,638,370	361,878,829
		684,855,946
Equity Real Estate Investment Trusts (REITs) – 2.6%
American Tower Corp	2,061,724	517,946,303
Health Care Equipment & Supplies – 9.8%
Align Technology Inc*	1,113,692	485,569,712
Danaher Corp	2,570,017	753,863,087
DexCom Inc*	750,666	384,040,726
Edwards Lifesciences Corp*	2,648,892	311,827,566
		1,935,301,091
Health Care Providers & Services – 2.7%
UnitedHealth Group Inc	1,022,505	521,446,875
Hotels, Restaurants & Leisure – 0.9%
Caesars Entertainment Inc*	2,271,526	175,725,251
Household Products – 1.9%
Procter & Gamble Co	2,402,120	367,043,936
Information Technology Services – 7.5%
Mastercard Inc	2,819,799	1,007,739,767
Square Inc*	973,024	131,942,054
Twilio Inc*	1,966,590	324,113,698
		1,463,795,519
Interactive Media & Services – 11.4%
Alphabet Inc - Class C*	334,604	934,545,626
Facebook Inc*	1,635,570	363,685,345
Match Group Inc*	3,109,763	338,155,629
Snap Inc - Class A*	16,845,728	606,277,751
		2,242,664,351
Internet & Direct Marketing Retail – 11.4%
Amazon.com Inc*	532,306	1,735,290,945
Booking Holdings Inc*	174,422	409,621,346
Farfetch Ltd - Class A*	5,689,381	86,023,441
		2,230,935,732
Machinery – 3.1%
Deere & Co	1,483,540	616,351,528
Metals & Mining – 1.1%
Freeport-McMoRan Inc	4,441,763	220,933,292
Professional Services – 2.1%
CoStar Group Inc*	6,149,386	409,610,602
Semiconductor & Semiconductor Equipment – 7.5%
ASML Holding NV	909,866	607,726,797
NVIDIA Corp	941,728	256,959,902
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2,283,055	238,031,314
Texas Instruments Inc	2,000,925	367,129,719
		1,469,847,732
Software – 14.2%
Atlassian Corp PLC - Class A*	557,400	163,780,842
Microsoft Corp	6,432,481	1,983,198,217
Unity Software Inc*	1,398,232	138,718,597
Workday Inc - Class A*	2,119,582	507,555,106
		2,793,252,762

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Forty Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Specialty Retail – 1.8%
TJX Cos Inc	5,877,333	$356,048,833
Technology Hardware, Storage & Peripherals – 6.1%
Apple Inc	6,876,084	1,200,633,027
Textiles, Apparel & Luxury Goods – 3.0%
LVMH Moet Hennessy Louis Vuitton SE	466,506	332,138,766
NIKE Inc - Class B	1,866,804	251,197,146
		583,335,912
Total Common Stocks (cost $11,462,920,344)		19,255,729,630
Warrants– 0%
Internet & Direct Marketing Retail – 0%
Grab Holdings Ltd, expires 12/1/26*((cost $2,749,708)	860,268	662,406
Investment Companies– 1.8%
Money Markets – 1.8%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $346,691,519)	346,666,424	346,701,091
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	66,276,288	66,276,288
Time Deposits – 0.1%
Royal Bank of Canada, 0.2900%, 4/1/22	$16,569,072	16,569,072
Total Investments Purchased with Cash Collateral from Securities Lending (cost $82,845,360)		82,845,360
Total Investments (total cost $11,895,206,931) – 100.2%		19,685,938,487
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(38,874,207)
Net Assets – 100%		$19,647,064,280

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$18,257,574,921	92.8%
Netherlands	607,726,797	3.1
France	332,138,766	1.7
Taiwan	238,031,314	1.2
Australia	163,780,842	0.8
United Kingdom	86,023,441	0.4
Singapore	662,406	0.0

Total	$19,685,938,487	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Forty Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/22
Common Stocks - N/A
Diversified Financial Services - N/A
Altimeter Growth Corp	$-	$-	$(918,158)	$-
Private Investment in Public Equity (PIPES) - N/A
Diversified Financial Services - N/A
Altimeter Growth Corp*	-	-	(2,215,938)	-
Warrants - N/A
Diversified Financial Services - N/A
Altimeter Growth Corp - Class A	-	-	970,572	-
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	181,531	2,772	(2,772)	346,701,091
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	1,006,403∆	-	-	66,276,288
Total Affiliated Investments - 2.1%	$1,187,934	$2,772	$(2,166,296)	$412,977,379

(1) For securities that were affiliated for a portion of the period ended March 31, 2022, this column reflects amounts for the entire period ended March 31, 2022 and not just the period in which the security was affiliated.

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Common Stocks - N/A
Diversified Financial Services - N/A
Altimeter Growth Corp	50,283,167	-	(49,365,009)Ð	-
Private Investment in Public Equity (PIPES) - N/A
Diversified Financial Services - N/A
Altimeter Growth Corp*	102,940,398	-	(100,724,460)Ð	-
Warrants - N/A
Diversified Financial Services - N/A
Altimeter Growth Corp - Class A	2,174,673	-	(3,145,245)Ð	-
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	491,130,492	2,698,116,750	(2,842,546,151)	346,701,091
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	30,214,439	314,647,190	(278,585,341)	66,276,288

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Forty Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 1000® Growth Index	Russell 1000® Growth Index reflects the performance of U.S. large-cap equities with higher price-to-book ratios and higher forecasted growth values.
S&P 500® Index	S&P 500® Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Textiles, Apparel & Luxury Goods	$251,197,146	$332,138,766	$-
All Other	18,672,393,718	-	-
Warrants	662,406	-	-
Investment Companies	-	346,701,091	-
Investments Purchased with Cash Collateral from Securities Lending	-	82,845,360	-
Total Assets	$18,924,253,270	$761,685,217	$-

10	MARCH 31, 2022

Janus Henderson Forty Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

See footnotes at the end of the Statement

Assets:
Unaffiliated investments, at value (cost $11,482,239,124)(1)	$19,272,961,108
Affiliated investments, at value (cost $412,967,807)	412,977,379
Non-interested Trustees' deferred compensation	541,464
Receivables:
Investments sold	56,115,856
Fund shares sold	18,910,848
Dividends	3,859,844
Foreign tax reclaims	374,177
Dividends from affiliates	55,955
Other assets	460,109
Total Assets	19,766,256,740
Liabilities:
Collateral for securities loaned (Note 2)	82,845,360
Payables:	—
Fund shares repurchased	24,011,548
Advisory fees	8,127,380
Transfer agent fees and expenses	2,539,424
Non-interested Trustees' deferred compensation fees	541,464
12b-1 Distribution and shareholder servicing fees	348,377
Non-interested Trustees' fees and expenses	77,335
Affiliated fund administration fees payable	40,100
Professional fees	34,751
Custodian fees	28,222
Accrued expenses and other payables	598,499
Total Liabilities	119,192,460
Net Assets	$19,647,064,280

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Forty Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$10,580,454,848
Total distributable earnings (loss)	9,066,609,432
Total Net Assets	$19,647,064,280
Net Assets - Class A Shares	$481,141,998
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,144,365
Net Asset Value Per Share(2)	$47.43
Maximum Offering Price Per Share(3)	$50.32
Net Assets - Class C Shares	$133,981,873
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,784,724
Net Asset Value Per Share(2)	$35.40
Net Assets - Class D Shares	$11,652,163,689
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	255,167,780
Net Asset Value Per Share	$45.66
Net Assets - Class I Shares	$2,209,240,994
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	44,091,135
Net Asset Value Per Share	$50.11
Net Assets - Class N Shares	$548,979,895
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,891,680
Net Asset Value Per Share	$50.40
Net Assets - Class R Shares	$88,252,971
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,197,087
Net Asset Value Per Share	$40.17
Net Assets - Class S Shares	$503,722,585
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,262,877
Net Asset Value Per Share	$44.72
Net Assets - Class T Shares	$4,029,580,275
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	86,977,016
Net Asset Value Per Share	$46.33

(1) Includes $78,204,086 of securities on loan. See Note 2 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

12	MARCH 31, 2022

Janus Henderson Forty Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Dividends	$61,958,910
Affiliated securities lending income, net	1,006,403
Dividends from affiliates	181,531
Unaffiliated securities lending income, net	3,140
Foreign tax withheld	(1,094,421)
Total Investment Income	62,055,563
Expenses:
Advisory fees	63,238,161
12b-1 Distribution and shareholder servicing fees:
Class A Shares	651,477
Class C Shares	633,222
Class R Shares	237,042
Class S Shares	698,344
Transfer agent administrative fees and expenses:
Class D Shares	6,995,281
Class R Shares	123,176
Class S Shares	698,344
Class T Shares	5,443,615
Transfer agent networking and omnibus fees:
Class A Shares	186,421
Class C Shares	51,672
Class I Shares	879,400
Other transfer agent fees and expenses:
Class A Shares	15,993
Class C Shares	3,635
Class D Shares	378,845
Class I Shares	50,349
Class N Shares	9,946
Class R Shares	458
Class S Shares	4,353
Class T Shares	14,370
Shareholder reports expense	285,831
Affiliated fund administration fees	264,527
Non-interested Trustees’ fees and expenses	192,278
Registration fees	137,373
Professional fees	71,795
Custodian fees	59,332
Other expenses	575,005
Total Expenses	81,900,245
Less: Excess Expense Reimbursement and Waivers	(643,282)
Net Expenses	81,256,963
Net Investment Income/(Loss)	(19,201,400)

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Forty Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$1,517,124,115
Investments in affiliates	2,772
Total Net Realized Gain/(Loss) on Investments	1,517,126,887
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(2,993,061,460)
Investments in affiliates	(2,166,296)
Total Change in Unrealized Net Appreciation/Depreciation	(2,995,227,756)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,497,302,269)

See Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson Forty Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$(19,201,400)	$(66,820,716)
Net realized gain/(loss) on investments	1,517,126,887	2,250,876,617
Change in unrealized net appreciation/depreciation	(2,995,227,756)	2,909,573,043
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,497,302,269)	5,093,628,944
Dividends and Distributions to Shareholders:
Class A Shares	(48,616,877)	(33,598,159)
Class C Shares	(18,893,463)	(14,455,246)
Class D Shares	(1,230,067,488)	(866,959,615)
Class I Shares	(212,301,037)	(141,602,894)
Class N Shares	(53,508,841)	(39,775,852)
Class R Shares	(10,782,896)	(9,043,233)
Class S Shares	(54,847,467)	(43,872,591)
Class T Shares	(420,959,121)	(302,858,400)
Net Decrease from Dividends and Distributions to Shareholders	(2,049,977,190)	(1,452,165,990)
Capital Share Transactions:
Class A Shares	41,124,358	25,051,230
Class C Shares	4,196,012	(1,600,042)
Class D Shares	916,143,469	396,508,500
Class I Shares	233,748,557	183,240,069
Class N Shares	65,598,382	(27,031,815)
Class R Shares	2,520,355	(15,860,764)
Class S Shares	11,478,674	(60,632,171)
Class T Shares	291,238,096	86,098,289
Net Increase/(Decrease) from Capital Share Transactions	1,566,047,903	585,773,296
Net Increase/(Decrease) in Net Assets	(1,981,231,556)	4,227,236,250
Net Assets:
Beginning of period	21,628,295,836	17,401,059,586
End of period	$19,647,064,280	$21,628,295,836

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Forty Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$56.20	$46.81	$37.16	$37.42	$33.03	$30.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.09)	(0.26)	(0.08)	0.02	(0.04)	(0.03)
Net realized and unrealized gain/(loss)	(3.47)	13.50	12.27	2.25	7.38	6.13
Total from Investment Operations	(3.56)	13.24	12.19	2.27	7.34	6.10
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.01)	—	—	—
Distributions (from capital gains)	(5.21)	(3.85)	(2.53)	(2.53)	(2.95)	(3.24)
Total Dividends and Distributions	(5.21)	(3.85)	(2.54)	(2.53)	(2.95)	(3.24)
Net Asset Value, End of Period	$47.43	$56.20	$46.81	$37.16	$37.42	$33.03
Total Return*	(7.08)%	29.72%	34.62%	7.77%	23.77%	22.03%
Net Assets, End of Period (in thousands)	$481,142	$525,208	$411,899	$303,070	$237,547	$211,197
Average Net Assets for the Period (in thousands)	$522,613	$483,419	$339,815	$268,921	$220,973	$219,728
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.94%	1.02%	1.01%	1.01%	1.04%	1.07%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	1.02%	1.01%	0.98%	0.98%	1.02%
Ratio of Net Investment Income/(Loss)	(0.35)%	(0.50)%	(0.21)%	0.05%	(0.13)%	(0.11)%
Portfolio Turnover Rate	20%	31%	42%	44%	37%	56%

Class C Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$43.38	$37.15	$30.17	$31.11	$28.08	$26.27
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.19)	(0.47)	(0.28)	(0.16)	(0.21)	(0.19)
Net realized and unrealized gain/(loss)	(2.58)	10.55	9.79	1.75	6.19	5.24
Total from Investment Operations	(2.77)	10.08	9.51	1.59	5.98	5.05
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(5.21)	(3.85)	(2.53)	(2.53)	(2.95)	(3.24)
Total Dividends and Distributions	(5.21)	(3.85)	(2.53)	(2.53)	(2.95)	(3.24)
Net Asset Value, End of Period	$35.40	$43.38	$37.15	$30.17	$31.11	$28.08
Total Return*	(7.38)%	28.88%	33.67%	7.11%	23.05%	21.24%
Net Assets, End of Period (in thousands)	$133,982	$160,133	$137,952	$126,726	$227,488	$235,992
Average Net Assets for the Period (in thousands)	$152,732	$153,590	$128,357	$154,535	$235,933	$245,129
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.52%	1.68%	1.68%	1.63%	1.66%	1.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.52%	1.68%	1.68%	1.58%	1.59%	1.64%
Ratio of Net Investment Income/(Loss)	(0.93)%	(1.15)%	(0.87)%	(0.58)%	(0.74)%	(0.72)%
Portfolio Turnover Rate	20%	31%	42%	44%	37%	56%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson Forty Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$54.28	$45.24	$35.99	$36.25	$32.02	$28.81
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.04)	(0.15)	—(3)	0.09	0.04	0.05
Net realized and unrealized gain/(loss)	(3.34)	13.04	11.86	2.18	7.15	4.62
Total from Investment Operations	(3.38)	12.89	11.86	2.27	7.19	4.67
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	—	(0.08)	—	(0.01)	—
Distributions (from capital gains)	(5.21)	(3.85)	(2.53)	(2.53)	(2.95)	(1.46)
Total Dividends and Distributions	(5.24)	(3.85)	(2.61)	(2.53)	(2.96)	(1.46)
Net Asset Value, End of Period	$45.66	$54.28	$45.24	$35.99	$36.25	$32.02
Total Return*	(7.00)%	30.00%	34.88%	8.03%	24.06%	16.71%
Net Assets, End of Period (in thousands)	$11,652,164	$12,846,210	$10,287,828	$8,018,389	$7,842,180	$6,646,830
Average Net Assets for the Period (in thousands)	$12,587,618	$11,890,281	$8,759,841	$7,517,796	$7,241,280	$4,012,697
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.73%	0.82%	0.80%	0.79%	0.79%	0.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.82%	0.80%	0.75%	0.73%	0.73%
Ratio of Net Investment Income/(Loss)	(0.14)%	(0.29)%	0.00%(4)	0.27%	0.13%	0.25%
Portfolio Turnover Rate	20%	31%	42%	44%	37%	56%

Class I Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$59.06	$48.89	$38.69	$38.74	$34.00	$30.87
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.03)	(0.13)	0.03	0.12	0.07	0.07
Net realized and unrealized gain/(loss)	(3.66)	14.15	12.80	2.36	7.63	6.30
Total from Investment Operations	(3.69)	14.02	12.83	2.48	7.70	6.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	—	(0.10)	—	(0.01)	—
Distributions (from capital gains)	(5.21)	(3.85)	(2.53)	(2.53)	(2.95)	(3.24)
Total Dividends and Distributions	(5.26)	(3.85)	(2.63)	(2.53)	(2.96)	(3.24)
Net Asset Value, End of Period	$50.11	$59.06	$48.89	$38.69	$38.74	$34.00
Total Return*	(6.95)%	30.07%	34.97%	8.06%	24.19%	22.43%
Net Assets, End of Period (in thousands)	$2,209,241	$2,360,269	$1,783,057	$1,178,733	$1,125,445	$935,002
Average Net Assets for the Period (in thousands)	$2,343,501	$2,119,223	$1,416,287	$1,081,498	$1,024,982	$820,856
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.76%	0.74%	0.72%	0.72%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.76%	0.74%	0.68%	0.66%	0.70%
Ratio of Net Investment Income/(Loss)	(0.10)%	(0.24)%	0.06%	0.34%	0.19%	0.22%
Portfolio Turnover Rate	20%	31%	42%	44%	37%	56%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from January 27, 2017 (inception date) through September 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

(4) Less than 0.005%.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Forty Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$59.38	$49.11	$38.85	$38.86	$34.08	$30.92
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	(0.10)	0.05	0.15	0.09	0.09
Net realized and unrealized gain/(loss)	(3.68)	14.22	12.86	2.37	7.66	6.31
Total from Investment Operations	(3.69)	14.12	12.91	2.52	7.75	6.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	—	(0.12)	—	(0.02)	—
Distributions (from capital gains)	(5.21)	(3.85)	(2.53)	(2.53)	(2.95)	(3.24)
Total Dividends and Distributions	(5.29)	(3.85)	(2.65)	(2.53)	(2.97)	(3.24)
Net Asset Value, End of Period	$50.40	$59.38	$49.11	$38.85	$38.86	$34.08
Total Return*	(6.93)%	30.15%	35.06%	8.15%	24.27%	22.49%
Net Assets, End of Period (in thousands)	$548,980	$581,225	$511,465	$273,438	$199,929	$148,223
Average Net Assets for the Period (in thousands)	$588,031	$533,647	$384,360	$212,223	$178,576	$147,902
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.61%	0.70%	0.67%	0.65%	0.66%	0.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.61%	0.70%	0.67%	0.62%	0.60%	0.63%
Ratio of Net Investment Income/(Loss)	(0.03)%	(0.17)%	0.12%	0.40%	0.26%	0.30%
Portfolio Turnover Rate	20%	31%	42%	44%	37%	56%

Class R Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$48.48	$41.01	$32.97	$33.65	$30.08	$27.84
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.17)	(0.40)	(0.21)	(0.10)	(0.15)	(0.13)
Net realized and unrealized gain/(loss)	(2.93)	11.72	10.78	1.95	6.67	5.61
Total from Investment Operations	(3.10)	11.32	10.57	1.85	6.52	5.48
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(5.21)	(3.85)	(2.53)	(2.53)	(2.95)	(3.24)
Total Dividends and Distributions	(5.21)	(3.85)	(2.53)	(2.53)	(2.95)	(3.24)
Net Asset Value, End of Period	$40.17	$48.48	$41.01	$32.97	$33.65	$30.08
Total Return*	(7.27)%	29.21%	34.05%	7.36%	23.34%	21.62%
Net Assets, End of Period (in thousands)	$88,253	$103,653	$101,440	$106,843	$127,954	$119,259
Average Net Assets for the Period (in thousands)	$98,812	$106,256	$101,751	$113,204	$123,528	$115,657
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.35%	1.43%	1.41%	1.40%	1.40%	1.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.34%	1.42%	1.41%	1.36%	1.34%	1.37%
Ratio of Net Investment Income/(Loss)	(0.76)%	(0.90)%	(0.60)%	(0.34)%	(0.49)%	(0.46)%
Portfolio Turnover Rate	20%	31%	42%	44%	37%	56%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson Forty Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$53.33	$44.67	$35.61	$36.02	$31.93	$29.29
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.13)	(0.33)	(0.13)	(0.03)	(0.08)	(0.06)
Net realized and unrealized gain/(loss)	(3.27)	12.84	11.72	2.15	7.12	5.94
Total from Investment Operations	(3.40)	12.51	11.59	2.12	7.04	5.88
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(5.21)	(3.85)	(2.53)	(2.53)	(2.95)	(3.24)
Total Dividends and Distributions	(5.21)	(3.85)	(2.53)	(2.53)	(2.95)	(3.24)
Net Asset Value, End of Period	$44.72	$53.33	$44.67	$35.61	$36.02	$31.93
Total Return*	(7.17)%	29.50%	34.40%	7.65%	23.63%	21.93%
Net Assets, End of Period (in thousands)	$503,723	$586,481	$546,341	$475,553	$516,748	$517,623
Average Net Assets for the Period (in thousands)	$560,210	$571,789	$491,995	$468,610	$525,707	$512,584
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.11%	1.20%	1.17%	1.15%	1.15%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.10%	1.19%	1.16%	1.10%	1.08%	1.12%
Ratio of Net Investment Income/(Loss)	(0.51)%	(0.66)%	(0.36)%	(0.08)%	(0.23)%	(0.20)%
Portfolio Turnover Rate	20%	31%	42%	44%	37%	56%

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$54.99	$45.83	$36.44	$36.70	$32.40	$29.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.06)	(0.21)	(0.04)	0.06	0.01	0.05
Net realized and unrealized gain/(loss)	(3.39)	13.22	12.01	2.21	7.24	5.98
Total from Investment Operations	(3.45)	13.01	11.97	2.27	7.25	6.03
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.05)	—	—(2)	—
Distributions (from capital gains)	(5.21)	(3.85)	(2.53)	(2.53)	(2.95)	(3.24)
Total Dividends and Distributions	(5.21)	(3.85)	(2.58)	(2.53)	(2.95)	(3.24)
Net Asset Value, End of Period	$46.33	$54.99	$45.83	$36.44	$36.70	$32.40
Total Return*	(7.04)%	29.86%	34.71%	7.93%	23.96%	22.22%
Net Assets, End of Period (in thousands)	$4,029,580	$4,465,117	$3,621,078	$2,914,481	$2,935,096	$2,529,514
Average Net Assets for the Period (in thousands)	$4,366,856	$4,169,739	$3,138,440	$2,750,999	$2,727,557	$1,084,741
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.86%	0.95%	0.92%	0.90%	0.91%	0.93%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.93%	0.91%	0.85%	0.83%	0.82%
Ratio of Net Investment Income/(Loss)	(0.25)%	(0.41)%	(0.10)%	0.17%	0.02%	0.15%
Portfolio Turnover Rate	20%	31%	42%	44%	37%	56%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Forty Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct

20	MARCH 31, 2022

Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	21

Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

22	MARCH 31, 2022

Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States.

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Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

24	MARCH 31, 2022

Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$78,204,086	$—	$(78,204,086)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Private Investment in Public Equity

Private investments in public equity (“PIPEs”) are equity securities privately purchased from public companies (including special purpose acquisition companies) at a specified price. PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect. To the extent that they increase the supply of a company’s stock in the market, PIPEs can potentially dilute the value of existing shares.

Special Purpose Acquisition Companies (SPAC)

The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC typically invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time (typically two years), the invested funds are returned to the SPAC’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of a SPAC’s securities is particularly dependent on the ability of the SPAC’s management to timely identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. To the extent the SPAC is invested in cash or similar securities while awaiting an acquisition opportunity, a Fund’s ability to meet its investment objective may be negatively impacted. In addition, some SPACs may be traded in the over-the-counter market and may be considered illiquid and/or be subject to restrictions on resale.

Janus Investment Fund	25

Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $78,204,086. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2022 is $82,845,360, resulting in the net amount due to the counterparty of $4,641,274.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.

26	MARCH 31, 2022

Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the Russell 1000® Growth Index.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±8.50%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2022, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.60%.

The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees (if applicable), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.68% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on January 28, 2022. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Janus Investment Fund	27

Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares' average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the

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Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $45,372.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class A Shares paid CDSCs of $9 to Janus Henderson Distributors.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class C Shares paid CDSCs of $11,168.

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Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 11,935,424,220	$8,352,549,594	$(602,035,327)	$ 7,750,514,267

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Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	1,264,062	$ 66,998,760	1,923,980	$ 98,440,290
Reinvested dividends and distributions	753,582	38,854,683	553,577	26,449,919
Shares repurchased	(1,218,860)	(64,729,085)	(1,931,980)	(99,838,979)
Net Increase/(Decrease)	798,784	$ 41,124,358	545,577	$ 25,051,230
Class C Shares:
Shares sold	366,142	$ 14,751,506	827,558	$ 32,934,290
Reinvested dividends and distributions	436,951	16,848,831	342,199	12,685,302
Shares repurchased	(709,949)	(27,404,325)	(1,191,802)	(47,219,634)
Net Increase/(Decrease)	93,144	$ 4,196,012	(22,045)	$ (1,600,042)
Class D Shares:
Shares sold	3,720,066	$ 188,225,667	7,868,804	$ 392,766,804
Reinvested dividends and distributions	23,777,109	1,179,582,360	18,092,686	833,530,050
Shares repurchased	(9,003,809)	(451,664,558)	(16,696,195)	(829,788,354)
Net Increase/(Decrease)	18,493,366	$ 916,143,469	9,265,295	$ 396,508,500
Class I Shares:
Shares sold	8,077,414	$ 440,959,584	11,693,146	$ 638,016,744
Reinvested dividends and distributions	3,292,138	179,158,152	2,333,899	116,951,685
Shares repurchased	(7,244,005)	(386,369,179)	(10,531,626)	(571,728,360)
Net Increase/(Decrease)	4,125,547	$ 233,748,557	3,495,419	$ 183,240,069
Class N Shares:
Shares sold	1,553,529	$ 88,250,634	3,128,306	$ 171,897,432
Reinvested dividends and distributions	907,966	49,702,045	756,748	38,109,828
Shares repurchased	(1,357,309)	(72,354,297)	(4,511,737)	(237,039,075)
Net Increase/(Decrease)	1,104,186	$ 65,598,382	(626,683)	$ (27,031,815)
Class R Shares:
Shares sold	161,490	$ 7,099,017	403,015	$ 18,154,560
Reinvested dividends and distributions	242,433	10,599,178	211,734	8,755,197
Shares repurchased	(344,919)	(15,177,840)	(950,263)	(42,770,521)
Net Increase/(Decrease)	59,004	$ 2,520,355	(335,514)	$ (15,860,764)
Class S Shares:
Shares sold	717,966	$ 35,652,667	1,477,965	$ 72,325,291
Reinvested dividends and distributions	1,123,563	54,650,126	959,158	43,545,766
Shares repurchased	(1,575,564)	(78,824,119)	(3,672,033)	(176,503,228)
Net Increase/(Decrease)	265,965	$ 11,478,674	(1,234,910)	$ (60,632,171)
Class T Shares:
Shares sold	3,892,612	$ 201,603,924	7,415,102	$ 374,476,972
Reinvested dividends and distributions	8,122,878	408,986,887	6,309,473	294,778,584
Shares repurchased	(6,240,743)	(319,352,715)	(11,527,480)	(583,157,267)
Net Increase/(Decrease)	5,774,747	$ 291,238,096	2,197,095	$ 86,098,289

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$4,145,659,892	$4,669,551,674	$ -	$ -

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Janus Henderson Forty Fund

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Forty Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

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Janus Henderson Forty Fund

Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

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Janus Henderson Forty Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

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Janus Henderson Forty Fund

Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

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Janus Henderson Forty Fund

Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

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Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

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Janus Henderson Forty Fund

Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

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Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

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Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

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Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	45

Janus Henderson Forty Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

46	MARCH 31, 2022

Janus Henderson Forty Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	47

Janus Henderson Forty Fund

Notes

NotesPage1

48	MARCH 31, 2022

Janus Henderson Forty Fund

Notes

NotesPage2

Janus Investment Fund	49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93041 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Global Equity Income Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Equity Income Fund

FUND SNAPSHOT

A long-only portfolio that seeks a high level of current income and steady capital appreciation. The Fund seeks global, high-quality, income-producing equities with a focus on international companies.

Ben Lofthouse co-portfolio manager	Job Curtis co-portfolio manager	Alex Crooke co-portfolio manager

Janus Henderson Global Equity Income Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Nutrien Ltd	2.05%	1.07%	Unilever PLC	2.56%	-0.42%
BHP Group Ltd	0.66%	0.58%	ING Groep NV	1.32%	-0.33%
Broadcom Inc	2.28%	0.48%	Volvo AB	1.49%	-0.32%
SK Telecom Co Ltd	0.11%	0.46%	Swedbank AB	0.94%	-0.30%
BHP Group PLC	1.26%	0.43%	Carlsberg A/S	1.15%	-0.30%

	5 Top Contributors - Sectors*
		Relative	Fund	MSCI World Index
		Contribution	Average Weight	Average Weight
	Materials	2.36%	10.03%	4.24%
	Communication Services	2.05%	9.01%	8.36%
	Health Care	1.45%	12.86%	12.47%
	Information Technology	0.50%	10.48%	22.88%
	Consumer Discretionary	0.34%	5.32%	12.08%

	5 Top Detractors - Sectors*
		Relative	Fund	MSCI World Index
		Contribution	Average Weight	Average Weight
	Financials	-0.88%	18.62%	13.77%
	Other**	-0.22%	1.94%	0.00%
	Energy	-0.21%	6.09%	3.59%
	Industrials	-0.19%	6.16%	10.21%
	Consumer Staples	-0.18%	12.57%	6.95%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Global Equity Income Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Sanofi
Pharmaceuticals	3.4%
Total SE
Oil, Gas & Consumable Fuels	3.0%
Roche Holding AG
Pharmaceuticals	3.0%
Zurich Insurance Group AG
Insurance	2.5%
Broadcom Inc
Semiconductor & Semiconductor Equipment	2.4%
14.3%

Asset Allocation - (% of Net Assets)
Common Stocks	95.1%
Investment Companies	1.9%
Preferred Stocks	1.8%
Other	1.2%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Global Equity Income Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	6.76%	6.67%	5.58%	6.28%	4.42%	1.14%
Class A Shares at MOP	0.60%	0.49%	4.33%	5.66%	4.02%
Class C Shares at NAV	6.41%	6.17%	4.88%	5.52%	3.66%	1.76%
Class C Shares at CDSC	5.41%	5.18%	4.88%	5.52%	3.66%
Class D Shares	6.95%	6.99%	5.78%	6.38%	4.49%	0.89%
Class I Shares	7.09%	7.18%	5.95%	6.60%	4.68%	0.78%
Class N Shares	6.98%	7.11%	5.98%	6.53%	4.58%	0.70%
Class S Shares	6.64%	6.68%	5.42%	6.15%	4.34%	1.21%
Class T Shares	6.92%	7.07%	5.75%	6.37%	4.48%	0.94%
MSCI World Index	2.21%	10.12%	12.42%	10.88%	7.04%
85% MSCI ACWI ex-US High Div Yld/15% MSCI USA High Div Yld Index	7.11%	7.14%	6.51%	5.99%	4.21%
Morningstar Quartile - Class A Shares	-	1st	2nd	1st	1st
Morningstar Ranking - based on total returns for Foreign Large Value Funds	-	41/349	83/313	36/258	20/180

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs),

Janus Investment Fund	3

Janus Henderson Global Equity Income Fund (unaudited)

Performance

Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Returns of the Fund shown prior to June 5, 2017, are those for Henderson Global Equity Income Fund (the “Predecessor Fund”), which merged into the Fund after the close of business on June 2, 2017. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the reorganization automatically exchanged for Class D Shares of the Fund following the reorganization. Class A Shares and Class C Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on November 30, 2006. Class I Shares and Class R6 Shares of the Predecessor Fund commenced operations on March 31, 2009 and November 30, 2015, respectively.

Performance of Class A Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class C Shares shown for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund, calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class I Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to March 31, 2009, performance for Class I Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class N Shares shown for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance for Class N Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class S Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class T Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class D Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Predecessor Fund’s inception date – November 30, 2006

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2022

Janus Henderson Global Equity Income Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$1,067.60	$6.60	$1,000.00	$1,018.55	$6.44	1.28%
Class C Shares	$1,000.00	$1,064.10	$9.37	$1,000.00	$1,015.86	$9.15	1.82%
Class D Shares	$1,000.00	$1,069.50	$4.95	$1,000.00	$1,020.14	$4.84	0.96%
Class I Shares	$1,000.00	$1,070.90	$4.75	$1,000.00	$1,020.34	$4.63	0.92%
Class N Shares	$1,000.00	$1,069.80	$4.28	$1,000.00	$1,020.79	$4.18	0.83%
Class S Shares	$1,000.00	$1,066.40	$6.85	$1,000.00	$1,018.30	$6.69	1.33%
Class T Shares	$1,000.00	$1,069.20	$5.42	$1,000.00	$1,019.70	$5.29	1.05%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– 95.1%
Aerospace & Defense – 0.7%
BAE Systems PLC	4,021,933	$37,905,518
Air Freight & Logistics – 0.9%
Deutsche Post AG	1,095,392	52,591,841
Automobiles – 1.9%
Stellantis NV	3,499,436	56,740,698
Toyota Motor Corp	2,890,000	51,778,542
		108,519,240
Banks – 6.8%
BNP Paribas SA	509,901	29,028,343
Citigroup Inc	733,689	39,178,993
ING Groep NV	4,701,161	49,123,976
Intesa Sanpaolo SpA	23,464,220	53,624,956
Lloyds Banking Group PLC	96,395,551	59,002,170
Nordea Bank Abp	3,252,409	33,508,450
Sumitomo Mitsui Financial Group Inc	1,812,600	57,857,233
Swedbank AB	4,220,587	63,017,545
		384,341,666
Beverages – 2.0%
Carlsberg A/S	491,743	60,049,756
Coca-Cola Co	843,190	52,277,780
		112,327,536
Biotechnology – 1.0%
AbbVie Inc	348,987	56,574,283
Capital Markets – 0%
Amundi SA (144A)	16,906	1,153,392
Chemicals – 1.9%
Nutrien Ltd	1,032,230	106,707,808
Communications Equipment – 1.2%
Cisco Systems Inc	1,256,688	70,072,923
Construction Materials – 1.0%
LafargeHolcim Ltd*	1,206,006	58,888,697
Containers & Packaging – 0.5%
DS Smith PLC	6,407,402	26,872,597
Diversified Financial Services – 0.5%
M&G PLC	9,888,607	28,637,499
Diversified Telecommunication Services – 4.4%
Deutsche Telekom AG	6,045,405	112,895,214
Telenor ASA	1,234,864	17,756,489
TELUS Corp	4,556,622	119,055,420
		249,707,123
Electric Utilities – 3.4%
Endesa SA	1,974,111	43,074,757
Enel SpA	6,348,342	42,388,656
Iberdrola SA	9,646,929	104,986,044
		190,449,457
Electrical Equipment – 1.7%
ABB Ltd	1,642,507	53,149,560
nVent Electric PLC	1,199,853	41,730,887
		94,880,447
Entertainment – 0.7%
Nintendo Co Ltd	80,300	40,523,052
Food & Staples Retailing – 2.9%
Koninklijke Ahold Delhaize NV	2,594,337	83,386,636
Tesco PLC	21,353,283	77,184,975
		160,571,611
Food Products – 2.2%
Nestle SA (REG)	936,391	121,582,777
Household Durables – 0.9%
Persimmon PLC	1,857,579	52,237,050

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– (continued)
Industrial Conglomerates – 1.0%
Siemens AG	416,524	$57,706,502
Insurance – 10.5%
AXA SA	3,641,676	106,336,479
Direct Line Insurance Group PLC	15,699,889	56,587,994
Legal & General Group PLC	21,089,947	74,768,437
Phoenix Group Holdings PLC	6,571,535	52,679,326
Sampo Oyj	1,502,059	73,308,272
Swiss Re AG	593,021	56,439,947
Tokio Marine Holdings Inc	500,000	29,085,865
Zurich Insurance Group AG	290,691	143,342,248
		592,548,568
Machinery – 2.4%
Sandvik AB	1,222,268	25,961,664
Volvo AB	5,951,098	111,050,090
		137,011,754
Marine – 0.3%
AP Moller - Maersk A/S - Class B	5,642	17,008,862
Media – 1.0%
Publicis Groupe SA	889,767	54,042,739
Metals & Mining – 4.9%
Anglo American PLC	2,275,823	117,357,015
BHP Group Ltd	1,647,794	64,164,309
Rio Tinto PLC	1,193,540	94,661,011
		276,182,335
Multiline Retail – 0.4%
Next PLC	257,454	20,297,880
Multi-Utilities – 1.0%
Sempra Energy	346,435	58,242,652
Oil, Gas & Consumable Fuels – 6.1%
Shell PLC	3,777,254	104,030,116
Total SE	3,379,086	171,426,850
Williams Cos Inc	2,015,393	67,334,280
		342,791,246
Paper & Forest Products – 1.5%
UPM-Kymmene Oyj	2,634,312	85,947,323
Personal Products – 2.1%
Unilever PLC	2,665,666	120,643,127
Pharmaceuticals – 13.6%
Bristol-Myers Squibb Co	1,559,195	113,868,011
GlaxoSmithKline PLC	2,903,401	62,597,074
Merck & Co Inc	1,243,586	102,036,231
Novartis AG	821,675	72,073,800
Novo Nordisk A/S	508,879	56,366,716
Roche Holding AG	422,511	167,119,799
Sanofi	1,869,333	190,616,175
		764,677,806
Professional Services – 1.9%
SGS SA	38,588	107,238,598
Real Estate Management & Development – 0.3%
Aroundtown SA	3,100,017	17,804,658
Semiconductor & Semiconductor Equipment – 4.1%
Broadcom Inc	211,530	133,196,210
SK Square Co Ltd*	201,342	9,312,366
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	832,440	86,790,194
		229,298,770
Textiles, Apparel & Luxury Goods – 1.6%
Burberry Group PLC	2,244,472	49,003,692
Cie Financiere Richemont SA (REG)	326,806	41,461,581
		90,465,273

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– (continued)
Tobacco – 3.4%
British American Tobacco PLC	3,004,875	$125,659,632
Imperial Brands PLC	3,146,130	66,232,703
		191,892,335
Wireless Telecommunication Services – 4.4%
KDDI Corp	1,806,500	59,346,584
Tele2 AB	6,909,833	104,366,069
Vodafone Group PLC	51,234,945	84,043,806
		247,756,459
Total Common Stocks (cost $5,257,803,812)		5,366,101,404
Preferred Stocks– 1.8%
Technology Hardware, Storage & Peripherals – 1.8%
Samsung Electronics Co Ltd((cost $78,415,425)	1,962,013	101,495,386
Investment Companies– 1.9%
Money Markets – 1.9%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $106,650,378)	106,639,714	106,650,378
Total Investments (total cost $5,442,869,615) – 98.8%		5,574,247,168
Cash, Receivables and Other Assets, net of Liabilities – 1.2%		69,544,749
Net Assets – 100%		$5,643,791,917

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$1,085,728,379	19.5%
United States	897,602,575	16.1
Switzerland	764,857,060	13.7
France	552,603,978	9.9
Netherlands	357,183,855	6.4
Sweden	304,395,368	5.5
Germany	240,998,215	4.3
Japan	238,591,276	4.3
Canada	225,763,228	4.0
Finland	192,764,045	3.5
Italy	152,754,310	2.7
Spain	148,060,801	2.7
Denmark	133,425,334	2.4
South Korea	110,807,752	2.0
Taiwan	86,790,194	1.6
Australia	64,164,309	1.1
Norway	17,756,489	0.3

Total	$5,574,247,168	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$49,348	$-	$-	$106,650,378
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	282,416∆	-	-	-
Total Affiliated Investments - 1.9%	$331,764	$-	$-	$106,650,378

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	71,301,247	1,112,438,862	(1,077,089,731)	106,650,378
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	78,584,373	354,404,504	(432,988,877)	-

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	4/26/22	(249,062,606)	$329,244,565	$2,176,733
Euro	4/26/22	(266,366,387)	293,756,474	(1,070,391)
Total				$1,106,342

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

March 31, 2022

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2022.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2022

Currency Contracts
Asset Derivatives:
Forward foreign currency exchange contracts	$2,176,733

Liability Derivatives:
Forward foreign currency exchange contracts	$1,070,391

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2022.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2022

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$30,646,535

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$ (7,061,290)

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Forward foreign currency exchange contracts:
Average amounts sold - in USD	$636,635,472

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2022

Janus Henderson Global Equity Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI World IndexSM 85% MSCI ACWI ex-US High Div Yld/15% MSCI USA High Div Yld Index

MSCI World IndexSM reflects the equity market performance of global developed markets.

85% MSCI ACWI ex-US High Div Yld/15% MSCI USA High Div Yld Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World ex-USA High Dividend Yield Index (85%) and the MSCI USA High Dividend Yield Index (15%). The underlying indices reflect the performance of higher dividend yield large and mid-cap equity from (i) global developed and emerging markets excluding the U.S. and (ii) the U.S. markets.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $1,153,392, which represents 0.0% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Janus Investment Fund	11

Janus Henderson Global Equity Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Banks	$39,178,993	$345,162,673	$-
Beverages	52,277,780	60,049,756	-
Biotechnology	56,574,283	-	-
Chemicals	106,707,808	-	-
Communications Equipment	70,072,923	-	-
Diversified Telecommunication Services	119,055,420	130,651,703	-
Electrical Equipment	41,730,887	53,149,560	-
Multi-Utilities	58,242,652	-	-
Oil, Gas & Consumable Fuels	67,334,280	275,456,966	-
Pharmaceuticals	215,904,242	548,773,564	-
Semiconductor & Semiconductor Equipment	219,986,404	9,312,366	-
All Other	-	2,896,479,144	-
Preferred Stocks	-	101,495,386	-
Investment Companies	-	106,650,378	-
Total Investments in Securities	$1,047,065,672	$4,527,181,496	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,176,733	-
Total Assets	$1,047,065,672	$4,529,358,229	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,070,391	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

12	MARCH 31, 2022

Janus Henderson Global Equity Income Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $5,336,219,237)	$5,467,596,790
Affiliated investments, at value (cost $106,650,378)	106,650,378
Forward foreign currency exchange contracts	2,176,733
Cash denominated in foreign currency (cost $15,757,744)	15,757,744
Non-interested Trustees' deferred compensation	153,330
Receivables:
Investments sold	60,709,837
Dividends	50,127,732
Foreign tax reclaims	31,994,532
Fund shares sold	23,509,607
Dividends from affiliates	24,738
Other assets	37,380
Total Assets	5,758,738,801
Liabilities:
Forward foreign currency exchange contracts	1,070,391
Payables:	—
Investments purchased	54,813,991
Fund shares repurchased	37,615,252
Dividends	9,178,050
Foreign withholding tax reclaim fee (Note 1)	3,999,218
Advisory fees	2,885,299
Professional fees	1,552,824
Transfer agent fees and expenses	956,805
12b-1 Distribution and shareholder servicing fees	506,581
Non-interested Trustees' deferred compensation fees	153,330
Custodian fees	68,264
Non-interested Trustees' fees and expenses	18,138
Affiliated fund administration fees payable	11,648
Accrued expenses and other payables	2,117,093
Total Liabilities	114,946,884
Net Assets	$5,643,791,917

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Equity Income Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,576,021,935
Total distributable earnings (loss)	(932,230,018)
Total Net Assets	$5,643,791,917
Net Assets - Class A Shares	$695,144,917
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	102,295,029
Net Asset Value Per Share(1)	$6.80
Maximum Offering Price Per Share(2)	$7.21
Net Assets - Class C Shares	$424,605,648
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	63,355,355
Net Asset Value Per Share(1)	$6.70
Net Assets - Class D Shares	$20,904,737
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,086,889
Net Asset Value Per Share	$6.77
Net Assets - Class I Shares	$4,107,138,092
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	603,330,402
Net Asset Value Per Share	$6.81
Net Assets - Class N Shares	$260,212,716
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	38,240,156
Net Asset Value Per Share	$6.80
Net Assets - Class S Shares	$17,346,752
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,575,507
Net Asset Value Per Share	$6.74
Net Assets - Class T Shares	$118,439,055
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,501,109
Net Asset Value Per Share	$6.77

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson Global Equity Income Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Dividends	$147,832,171
Non-cash dividends	13,837,938
Affiliated securities lending income, net	282,416
Dividends from affiliates	49,348
Unaffiliated securities lending income, net	1,442
Other income	1,553,330
Foreign withholding tax income (net of foreign withholding tax reclaim fee of $3,999,218 (Note 1)	24,294,357
Total Investment Income	187,851,002
Expenses:
Advisory fees	17,610,043
12b-1 Distribution and shareholder servicing fees:
Class A Shares	862,300
Class C Shares	2,017,381
Class S Shares	21,585
Transfer agent administrative fees and expenses:
Class D Shares	9,142
Class S Shares	21,585
Class T Shares	100,032
Transfer agent networking and omnibus fees:
Class A Shares	702,278
Class C Shares	159,956
Class I Shares	1,768,421
Other transfer agent fees and expenses:
Class A Shares	21,955
Class C Shares	10,886
Class D Shares	1,936
Class I Shares	88,208
Class N Shares	4,376
Class S Shares	92
Class T Shares	455
Professional fees	4,082,697
Custodian fees	141,563
Shareholder reports expense	98,062
Registration fees	88,389
Affiliated fund administration fees	67,143
Non-interested Trustees’ fees and expenses	42,895
Other expenses	176,296
Total Expenses	28,097,676
Less: Excess Expense Reimbursement and Waivers	(181,442)
Net Expenses	27,916,234
Net Investment Income/(Loss)	159,934,768

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Equity Income Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$83,909,236
Forward foreign currency exchange contracts	30,646,535
Total Net Realized Gain/(Loss) on Investments	114,555,771
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	80,417,916
Forward foreign currency exchange contracts	(7,061,290)
Total Change in Unrealized Net Appreciation/Depreciation	73,356,626
Net Increase/(Decrease) in Net Assets Resulting from Operations	$347,847,165

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson Global Equity Income Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$159,934,768	$364,393,540
Net realized gain/(loss) on investments	114,555,771	313,913,548
Change in unrealized net appreciation/depreciation	73,356,626	95,014,689
Net Increase/(Decrease) in Net Assets Resulting from Operations	347,847,165	773,321,777
Dividends and Distributions to Shareholders:
Class A Shares	(19,300,690)	(47,571,920)
Class C Shares	(11,077,815)	(31,626,263)
Class D Shares	(519,751)	(873,001)
Class I Shares	(117,774,175)	(265,514,591)
Class N Shares	(6,947,318)	(8,574,137)
Class S Shares	(484,917)	(1,095,477)
Class T Shares	(2,791,243)	(6,017,587)
Net Decrease from Dividends and Distributions to Shareholders	(158,895,909)	(361,272,976)
Capital Share Transactions:
Class A Shares	7,015,539	(9,889,322)
Class C Shares	(29,575,820)	(84,565,650)
Class D Shares	7,541,806	4,232,707
Class I Shares	249,212,406	607,907,308
Class N Shares	120,794,851	60,200,231
Class S Shares	211,043	4,661,637
Class T Shares	43,947,589	(8,101,526)
Net Increase/(Decrease) from Capital Share Transactions	399,147,414	574,445,385
Net Increase/(Decrease) in Net Assets	588,098,670	986,494,186
Net Assets:
Beginning of period	5,055,693,247	4,069,199,061
End of period	$5,643,791,917	$5,055,693,247

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Equity Income Fund

Financial Highlights

Class A Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$6.54	$5.90	$6.58	$7.16	$7.80	$7.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.19(3)	0.49	0.51	0.46	0.49	0.08
Net realized and unrealized gain/(loss)	0.26	0.64	(0.72)	(0.56)	(0.65)	0.05
Total from Investment Operations	0.45	1.13	(0.21)	(0.10)	(0.16)	0.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.49)	(0.47)	(0.48)	(0.48)	(0.11)
Total Dividends and Distributions	(0.19)	(0.49)	(0.47)	(0.48)	(0.48)	(0.11)
Net Asset Value, End of Period	$6.80	$6.54	$5.90	$6.58	$7.16	$7.80
Total Return*	6.92%	19.08%	(2.98)%	(1.22)%	(2.13)%	1.63%
Net Assets, End of Period (in thousands)	$695,145	$662,514	$610,106	$684,235	$818,548	$856,276
Average Net Assets for the Period (in thousands)	$691,735	$666,761	$639,082	$695,276	$878,570	$854,512
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.29%(4)	1.14%	1.14%	1.12%	1.09%	1.11%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.28%	1.14%	1.14%	1.12%	1.09%	1.11%
Ratio of Net Investment Income/(Loss)	5.64%(3)	7.28%	8.15%	6.91%	6.43%	5.93%
Portfolio Turnover Rate	36%	123%	227%	142%	137%	21%

Class C Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$6.46	$5.83	$6.53	$7.11	$7.75	$7.73
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.17(3)	0.44	0.47	0.42	0.44	0.07
Net realized and unrealized gain/(loss)	0.24	0.64	(0.73)	(0.56)	(0.65)	0.04
Total from Investment Operations	0.41	1.08	(0.26)	(0.14)	(0.21)	0.11
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.45)	(0.44)	(0.44)	(0.43)	(0.09)
Total Dividends and Distributions	(0.17)	(0.45)	(0.44)	(0.44)	(0.43)	(0.09)
Net Asset Value, End of Period	$6.70	$6.46	$5.83	$6.53	$7.11	$7.75
Total Return*	6.41%	18.54%	(3.92)%	(1.88)%	(2.76)%	1.46%
Net Assets, End of Period (in thousands)	$424,606	$437,512	$469,891	$677,303	$1,037,471	$1,073,190
Average Net Assets for the Period (in thousands)	$438,805	$478,215	$579,718	$804,713	$1,127,161	$1,057,701
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.83%(4)	1.72%	1.75%	1.76%	1.75%	1.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.82%	1.72%	1.75%	1.76%	1.75%	1.85%
Ratio of Net Investment Income/(Loss)	5.04%(3)	6.66%	7.49%	6.24%	5.82%	5.18%
Portfolio Turnover Rate	36%	123%	227%	142%	137%	21%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 1.21%, respectively.

(4) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.18%.

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson Global Equity Income Fund

Financial Highlights

Class A Shares
For a share outstanding during the year ended July 31	2017
Net Asset Value, Beginning of Period	$7.29
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.47
Net realized and unrealized gain/(loss)	0.50
Total from Investment Operations	0.97
Less Dividends and Distributions:
Dividends (from net investment income)	(0.48)
Total Dividends and Distributions	(0.48)
Net Asset Value, End of Period	$7.78
Total Return*	13.90%
Net Assets, End of Period (in thousands)	$861,163
Average Net Assets for the Period (in thousands)	$788,169
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.09%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%
Ratio of Net Investment Income/(Loss)	6.40%
Portfolio Turnover Rate	127%

Class C Shares
For a share outstanding during the year ended July 31	2017
Net Asset Value, Beginning of Period	$7.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.41
Net realized and unrealized gain/(loss)	0.51
Total from Investment Operations	0.92
Less Dividends and Distributions:
Dividends (from net investment income)	(0.43)
Total Dividends and Distributions	(0.43)
Net Asset Value, End of Period	$7.73
Total Return*	13.18%
Net Assets, End of Period (in thousands)	$1,047,109
Average Net Assets for the Period (in thousands)	$1,018,868
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.81%
Ratio of Net Investment Income/(Loss)	5.57%
Portfolio Turnover Rate	127%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Equity Income Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$6.52	$5.88	$6.57	$7.15	$7.79	$7.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.22(3)	0.51	0.54	0.48	0.53	0.08
Net realized and unrealized gain/(loss)	0.23	0.63	(0.74)	(0.57)	(0.67)	0.04
Total from Investment Operations	0.45	1.14	(0.20)	(0.09)	(0.14)	0.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.50)	(0.49)	(0.49)	(0.50)	(0.11)
Total Dividends and Distributions	(0.20)	(0.50)	(0.49)	(0.49)	(0.50)	(0.11)
Net Asset Value, End of Period	$6.77	$6.52	$5.88	$6.57	$7.15	$7.79
Total Return*	6.95%	19.43%	(2.92)%	(1.06)%	(1.91)%	1.56%
Net Assets, End of Period (in thousands)	$20,905	$13,132	$8,277	$8,028	$8,359	$2,985
Average Net Assets for the Period (in thousands)	$16,384	$11,156	$8,001	$7,928	$7,765	$2,334
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.01%(4)	0.89%	0.92%	0.99%	0.88%	0.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.89%	0.92%	0.99%	0.88%	0.84%
Ratio of Net Investment Income/(Loss)	6.55%(3)	7.60%	8.59%	7.17%	7.02%	6.30%
Portfolio Turnover Rate	36%	123%	227%	142%	137%	21%

Class I Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$6.55	$5.91	$6.60	$7.18	$7.81	$7.80
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.21(3)	0.52	0.54	0.49	0.53	0.08
Net realized and unrealized gain/(loss)	0.25	0.63	(0.73)	(0.57)	(0.66)	0.04
Total from Investment Operations	0.46	1.15	(0.19)	(0.08)	(0.13)	0.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.51)	(0.50)	(0.50)	(0.50)	(0.11)
Total Dividends and Distributions	(0.20)	(0.51)	(0.50)	(0.50)	(0.50)	(0.11)
Net Asset Value, End of Period	$6.81	$6.55	$5.91	$6.60	$7.18	$7.81
Total Return*	7.09%	19.43%	(2.78)%	(0.89)%	(1.68)%	1.58%
Net Assets, End of Period (in thousands)	$4,107,138	$3,719,987	$2,830,699	$3,008,858	$3,509,735	$3,075,563
Average Net Assets for the Period (in thousands)	$3,928,854	$3,469,535	$2,946,792	$2,998,950	$3,534,302	$2,981,623
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.93%(4)	0.78%	0.78%	0.79%	0.76%	0.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.92%	0.78%	0.78%	0.79%	0.76%	0.78%
Ratio of Net Investment Income/(Loss)	6.08%(3)	7.70%	8.62%	7.30%	6.88%	6.26%
Portfolio Turnover Rate	36%	123%	227%	142%	137%	21%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 1.21%, respectively.

(4) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.18%.

See Notes to Financial Statements.

20	MARCH 31, 2022

Janus Henderson Global Equity Income Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended July 31	2017(1)
Net Asset Value, Beginning of Period	$7.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.07
Net realized and unrealized gain/(loss)	0.07
Total from Investment Operations	0.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)
Total Dividends and Distributions	(0.19)
Net Asset Value, End of Period	$7.78
Total Return*	1.86%
Net Assets, End of Period (in thousands)	$1,941
Average Net Assets for the Period (in thousands)	$1,027
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%
Ratio of Net Investment Income/(Loss)	5.97%
Portfolio Turnover Rate	127%

Class I Shares
For a share outstanding during the year ended July 31	2017
Net Asset Value, Beginning of Period	$7.30
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.49
Net realized and unrealized gain/(loss)	0.51
Total from Investment Operations	1.00
Less Dividends and Distributions:
Dividends (from net investment income)	(0.50)
Total Dividends and Distributions	(0.50)
Net Asset Value, End of Period	$7.80
Total Return*	14.32%
Net Assets, End of Period (in thousands)	$2,866,944
Average Net Assets for the Period (in thousands)	$2,411,600
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%
Ratio of Net Investment Income/(Loss)	6.67%
Portfolio Turnover Rate	127%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through July 31, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Global Equity Income Fund

Financial Highlights

Class N Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$6.55	$5.91	$6.60	$7.18	$7.81	$7.80
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.22(3)	0.53	0.51	0.50	0.52	0.08
Net realized and unrealized gain/(loss)	0.24	0.62	(0.70)	(0.57)	(0.64)	0.04
Total from Investment Operations	0.46	1.15	(0.19)	(0.07)	(0.12)	0.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.51)	(0.50)	(0.51)	(0.51)	(0.11)
Total Dividends and Distributions	(0.21)	(0.51)	(0.50)	(0.51)	(0.51)	(0.11)
Net Asset Value, End of Period	$6.80	$6.55	$5.91	$6.60	$7.18	$7.81
Total Return*	6.98%	19.51%	(2.71)%	(0.82)%	(1.64)%	1.59%
Net Assets, End of Period (in thousands)	$260,213	$134,486	$68,993	$12,886	$6,841	$5,099
Average Net Assets for the Period (in thousands)	$212,803	$106,437	$27,720	$10,817	$5,880	$4,537
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.83%(4)	0.70%	0.72%	0.75%	0.72%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.70%	0.72%	0.75%	0.72%	0.70%
Ratio of Net Investment Income/(Loss)	6.39%(3)	7.85%	8.37%	7.53%	6.83%	6.40%
Portfolio Turnover Rate	36%	123%	227%	142%	137%	21%

Class S Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$6.49	$5.86	$6.56	$7.15	$7.79	$7.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.19(3)	0.49	0.59	0.49	0.54	0.08
Net realized and unrealized gain/(loss)	0.25	0.62	(0.82)	(0.60)	(0.70)	0.04
Total from Investment Operations	0.44	1.11	(0.23)	(0.11)	(0.16)	0.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.48)	(0.47)	(0.48)	(0.48)	(0.10)
Total Dividends and Distributions	(0.19)	(0.48)	(0.47)	(0.48)	(0.48)	(0.10)
Net Asset Value, End of Period	$6.74	$6.49	$5.86	$6.56	$7.15	$7.79
Total Return*	6.80%	19.01%	(3.30)%	(1.31)%	(2.16)%	1.58%
Net Assets, End of Period (in thousands)	$17,347	$16,510	$10,825	$2,470	$232	$51
Average Net Assets for the Period (in thousands)	$17,315	$14,755	$6,983	$1,805	$127	$51
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.35%(4)	1.21%	1.25%	1.38%	2.37%	1.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.33%	1.21%	1.25%	1.34%	1.27%	1.03%
Ratio of Net Investment Income/(Loss)	5.59%(3)	7.31%	9.83%	7.35%	7.23%	6.01%
Portfolio Turnover Rate	36%	123%	227%	142%	137%	21%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 1.21%, respectively.

(4) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.18%.

See Notes to Financial Statements.

22	MARCH 31, 2022

Janus Henderson Global Equity Income Fund

Financial Highlights

Class N Shares
For a share outstanding during the year or period ended July 31	2017
Net Asset Value, Beginning of Period	$7.30
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.54
Net realized and unrealized gain/(loss)	0.47
Total from Investment Operations	1.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.51)
Total Dividends and Distributions	(0.51)
Net Asset Value, End of Period	$7.80
Total Return*	14.39%
Net Assets, End of Period (in thousands)	$4,156
Average Net Assets for the Period (in thousands)	$2,945
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%
Ratio of Net Investment Income/(Loss)	7.26%
Portfolio Turnover Rate	127%

Class S Shares
For a share outstanding during the period ended July 31	2017(2)
Net Asset Value, Beginning of Period	$7.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07
Net realized and unrealized gain/(loss)	0.06
Total from Investment Operations	0.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)
Total Dividends and Distributions	(0.19)
Net Asset Value, End of Period	$7.77
Total Return*	1.71%
Net Assets, End of Period (in thousands)	$51
Average Net Assets for the Period (in thousands)	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.19%
Ratio of Net Investment Income/(Loss)	5.89%
Portfolio Turnover Rate	127%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Period from June 5, 2017 (inception date) through July 31, 2017.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Global Equity Income Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$6.52	$5.88	$6.57	$7.15	$7.78	$7.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.22(3)	0.52	0.52	0.49	0.54	0.08
Net realized and unrealized gain/(loss)	0.23	0.62	(0.72)	(0.58)	(0.68)	0.04
Total from Investment Operations	0.45	1.14	(0.20)	(0.09)	(0.14)	0.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.50)	(0.49)	(0.49)	(0.49)	(0.11)
Total Dividends and Distributions	(0.20)	(0.50)	(0.49)	(0.49)	(0.49)	(0.11)
Net Asset Value, End of Period	$6.77	$6.52	$5.88	$6.57	$7.15	$7.78
Total Return*	6.92%	19.35%	(2.94)%	(1.04)%	(1.84)%	1.56%
Net Assets, End of Period (in thousands)	$118,439	$71,551	$70,408	$70,735	$53,548	$30,421
Average Net Assets for the Period (in thousands)	$80,245	$85,441	$71,828	$65,061	$55,040	$17,484
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.09%(4)	0.94%	0.95%	0.97%	0.94%	0.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.05%	0.94%	0.94%	0.95%	0.93%	0.98%
Ratio of Net Investment Income/(Loss)	6.48%(3)	7.70%	8.29%	7.41%	7.12%	6.52%
Portfolio Turnover Rate	36%	123%	227%	142%	137%	21%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 1.21%, respectively.

(4) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.18%.

See Notes to Financial Statements.

24	MARCH 31, 2022

Janus Henderson Global Equity Income Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended July 31	2017(1)
Net Asset Value, Beginning of Period	$7.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.06
Net realized and unrealized gain/(loss)	0.07
Total from Investment Operations	0.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)
Total Dividends and Distributions	(0.19)
Net Asset Value, End of Period	$7.77
Total Return*	1.74%
Net Assets, End of Period (in thousands)	$8,619
Average Net Assets for the Period (in thousands)	$4,061
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.96%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%
Ratio of Net Investment Income/(Loss)	5.03%
Portfolio Turnover Rate	127%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through July 31, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Equity Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to achieve a high level of current income and, as a secondary objective, steady growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

Pursuant to the Agreement and Plan of Reorganization, the Fund acquired all the assets and liabilities of the Henderson Global Equity Income Fund (the “Predecessor Fund”), a series of Henderson Global Funds, in exchange for Class A, Class C, Class I and Class N Fund shares having an aggregate net asset value equal to the value of the aggregate net assets of the same share class of the Predecessor Fund (except that Class R6 Predecessor Fund shares were exchanged for Class N Fund shares) (the “Reorganization”). The Reorganization occurred at the close of business on June 2, 2017.

The Predecessor Fund and the Fund had identical investment objectives and substantially similar investment policies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Fund’s financial highlights.

The last fiscal year end of the Predecessor Fund was July 31, 2016. The Fund's first fiscal year end was July 31, 2017. Subsequent to July 31, 2017, the Fund changed its fiscal year end to September 30, 2017, to reflect the fiscal year end of certain funds of the Trust.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and

26	MARCH 31, 2022

Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic

Janus Investment Fund	27

Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

28	MARCH 31, 2022

Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Janus Investment Fund	29

Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

Foreign Taxes

The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.  The Statement of Operations reflects $41,553,869 of tax reclaims received as well as $4,965,423 of professional fees and $3,999,218 of certain fees assessed by the Internal Revenue Service due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2022 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

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Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

3. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Janus Investment Fund	31

Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral

32	MARCH 31, 2022

Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2022” table located in the Fund’s Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

BNP Paribas	$2,176,733	$(1,070,391)	$—	$1,106,342

Offsetting of Financial Liabilities and Derivative Liabilities

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

BNP Paribas	$1,070,391	$(1,070,391)	$—	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S.

Janus Investment Fund	33

Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.

There were no securities on loan as of March 31, 2022.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.85
Next $1 Billion	0.65
Over $2 Billion	0.60

The Fund’s actual investment advisory fee rate for the reporting period was 0.66% of average annual net assets before any applicable waivers.

The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer

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Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.84% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on January 28, 2022. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Investment Fund	35

Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests

36	MARCH 31, 2022

Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $113,055.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class A Shares paid CDSCs of $1,283 to Janus Henderson Distributors.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class C Shares paid CDSCs of $15,333.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended September 30, 2021
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(894,291,612)	$(258,782,218)	$(1,153,073,830)

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Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 5,486,376,684	$522,730,017	$(434,859,533)	$ 87,870,484

Information on the tax components of derivatives as of March 31, 2022 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ 2,176,733	$ (1,070,391)	$ 1,106,342

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

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Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	12,982,307	$ 88,934,958	30,176,328	$ 204,549,615
Reinvested dividends and distributions	2,243,563	15,278,618	5,608,120	37,672,140
Shares repurchased	(14,186,572)	(97,198,037)	(37,899,973)	(252,111,077)
Net Increase/(Decrease)	1,039,298	$ 7,015,539	(2,115,525)	$ (9,889,322)
Class C Shares:
Shares sold	4,748,115	$ 32,165,445	10,026,600	$ 67,608,705
Reinvested dividends and distributions	1,547,750	10,401,445	4,419,518	29,312,763
Shares repurchased	(10,708,691)	(72,142,710)	(27,235,267)	(181,487,118)
Net Increase/(Decrease)	(4,412,826)	$ (29,575,820)	(12,789,149)	$ (84,565,650)
Class D Shares:
Shares sold	1,845,075	$ 12,727,921	929,926	$ 6,382,496
Reinvested dividends and distributions	73,010	495,458	122,986	823,397
Shares repurchased	(845,246)	(5,681,573)	(446,174)	(2,973,186)
Net Increase/(Decrease)	1,072,839	$ 7,541,806	606,738	$ 4,232,707
Class I Shares:
Shares sold	105,007,706	$724,722,838	180,870,695	$1,227,854,603
Reinvested dividends and distributions	15,803,572	107,853,077	35,370,434	237,791,085
Shares repurchased	(85,109,369)	(583,363,509)	(127,740,329)	(857,738,380)
Net Increase/(Decrease)	35,701,909	$249,212,406	88,500,800	$ 607,907,308
Class N Shares:
Shares sold	22,555,900	$154,178,537	13,748,966	$ 92,754,224
Reinvested dividends and distributions	520,439	3,547,511	732,139	4,925,185
Shares repurchased	(5,363,152)	(36,931,197)	(5,636,693)	(37,479,178)
Net Increase/(Decrease)	17,713,187	$120,794,851	8,844,412	$ 60,200,231
Class S Shares:
Shares sold	234,687	$ 1,595,380	808,110	$ 5,403,626
Reinvested dividends and distributions	71,837	484,917	164,475	1,095,477
Shares repurchased	(276,249)	(1,869,254)	(275,737)	(1,837,466)
Net Increase/(Decrease)	30,275	$ 211,043	696,848	$ 4,661,637
Class T Shares:
Shares sold	8,672,641	$ 58,613,181	8,813,926	$ 59,293,455
Reinvested dividends and distributions	402,280	2,728,299	882,872	5,914,028
Shares repurchased	(2,551,168)	(17,393,891)	(10,697,705)	(73,309,009)
Net Increase/(Decrease)	6,523,753	$ 43,947,589	(1,000,907)	$ (8,101,526)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$2,289,371,014	$1,897,564,533	$ -	$ -

Janus Investment Fund	39

Janus Henderson Global Equity Income Fund

Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Global Equity Income Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

Janus Investment Fund	41

Janus Henderson Global Equity Income Fund

Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

42	MARCH 31, 2022

Janus Henderson Global Equity Income Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

Janus Investment Fund	43

Janus Henderson Global Equity Income Fund

Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

44	MARCH 31, 2022

Janus Henderson Global Equity Income Fund

Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

Janus Investment Fund	45

Janus Henderson Global Equity Income Fund

Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

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Janus Henderson Global Equity Income Fund

Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

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Janus Henderson Global Equity Income Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

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Janus Henderson Global Equity Income Fund

Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

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Janus Henderson Global Equity Income Fund

Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

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Janus Henderson Global Equity Income Fund

Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

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Janus Henderson Global Equity Income Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Janus Henderson Global Equity Income Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

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Janus Henderson Global Equity Income Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

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Janus Henderson Global Equity Income Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Janus Henderson Global Equity Income Fund

Notes

NotesPage1

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Janus Henderson Global Equity Income Fund

Notes

NotesPage2

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This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93081 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Global Life Sciences Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Life Sciences Fund

FUND SNAPSHOT

The Fund seeks to harness the rapid innovation in health care to generate returns by investing in companies addressing unmet medical needs or those that seek to make the health care system more efficient.

Andy Acker Portfolio Manager

Janus Henderson Global Life Sciences Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Moderna Inc	0.37%	0.71%	Pfizer Inc	0.51%	-0.70%
Vertex Pharmaceuticals Inc	2.00%	0.43%	Allakos Inc	0.25%	-0.66%
Arena Pharmaceuticals Inc	0.55%	0.41%	Align Technology Inc	1.84%	-0.54%
Amunix Pharmaceuticals Inc PP	0.15%	0.25%	Ascendis Pharma A/S (ADR)	1.31%	-0.48%
Centene Corp	1.59%	0.23%	NeoGenomics Inc	0.31%	-0.39%

	2 Top Contributors - Sectors*
		Relative	Fund	MSCI World Health Care Index
		Contribution	Average Weight	Average Weight
	Devices & Medical Tech.	0.84%	29.33%	33.44%
	Other**	0.02%	0.42%	0.00%

	3 Top Detractors - Sectors*
		Relative	Fund	MSCI World Health Care Index
		Contribution	Average Weight	Average Weight
	Biotechnology	-5.17%	29.63%	12.65%
	Pharmaceuticals	-1.28%	27.74%	38.40%
	Health Care Services	-0.59%	12.88%	15.51%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Global Life Sciences Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
UnitedHealth Group Inc
Health Care Providers & Services	5.9%
AstraZeneca PLC
Pharmaceuticals	4.5%
AbbVie Inc
Biotechnology	3.9%
Roche Holding AG
Pharmaceuticals	2.9%
Thermo Fisher Scientific Inc
Life Sciences Tools & Services	2.7%
19.9%

Asset Allocation - (% of Net Assets)
Common Stocks	97.1%
Preferred Stocks	2.0%
Investments Purchased with Cash Collateral from Securities Lending	0.6%
Investment Companies	0.3%
Rights	0.0%
Warrants	0.0%
Other	(0.0)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Global Life Sciences Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	-2.14%	3.82%	13.23%	16.14%	11.55%	0.97%
Class A Shares at MOP	-7.77%	-2.14%	11.89%	15.45%	11.27%
Class C Shares at NAV	-2.45%	3.09%	12.42%	15.28%	10.74%	1.75%
Class C Shares at CDSC	-3.34%	2.15%	12.42%	15.28%	10.74%
Class D Shares	-2.06%	4.00%	13.42%	16.35%	11.73%	0.80%
Class I Shares	-2.04%	4.05%	13.49%	16.41%	11.77%	0.75%
Class N Shares	-1.98%	4.14%	13.53%	16.36%	11.73%	0.67%
Class S Shares	-2.24%	3.61%	13.01%	15.95%	11.38%	1.18%
Class T Shares	-2.10%	3.89%	13.31%	16.24%	11.68%	0.91%
MSCI World Health Care Index	4.28%	14.94%	12.90%	13.26%	7.18%
S&P 500 Index	5.92%	15.65%	15.99%	14.64%	7.78%
Morningstar Quartile - Class T Shares	-	2nd	2nd	1st	1st
Morningstar Ranking - based on total returns for Health Funds	-	74/167	42/138	16/124	8/57

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund

Janus Investment Fund	3

Janus Henderson Global Life Sciences Fund (unaudited)

Performance

distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares of the Fund commenced operations on January 26, 2018. Performance shown for Class N Shares for periods prior to January 26, 2018, reflects the historical performance of the Fund's Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 31, 1998

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2022

Janus Henderson Global Life Sciences Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$978.60	$4.83	$1,000.00	$1,020.04	$4.94	0.98%
Class C Shares	$1,000.00	$975.50	$7.98	$1,000.00	$1,016.85	$8.15	1.62%
Class D Shares	$1,000.00	$979.40	$3.95	$1,000.00	$1,020.94	$4.03	0.80%
Class I Shares	$1,000.00	$979.60	$3.75	$1,000.00	$1,021.14	$3.83	0.76%
Class N Shares	$1,000.00	$980.20	$3.31	$1,000.00	$1,021.59	$3.38	0.67%
Class S Shares	$1,000.00	$977.60	$5.77	$1,000.00	$1,019.10	$5.89	1.17%
Class T Shares	$1,000.00	$979.00	$4.44	$1,000.00	$1,020.44	$4.53	0.90%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 97.1%
Biotechnology – 24.9%
4D Molecular Therapeutics Inc*	338,006	$5,110,651
AbbVie Inc	1,094,753	177,470,409
ACADIA Pharmaceuticals Inc*	664,542	16,095,207
Akero Therapeutics Inc*	959,014	13,608,409
Aligos Therapeutics Inc*,#	607,559	1,306,252
Alnylam Pharmaceuticals Inc*	142,803	23,318,302
Amicus Therapeutics Inc*	3,431,519	32,496,485
Argenx SE (ADR)*	179,873	56,715,756
Ascendis Pharma A/S (ADR)*	468,616	54,996,774
Bicycle Therapeutics Ltd (ADR)*	450,657	19,774,829
BioAtla LLC*	507,984	2,539,920
Biohaven Pharmaceutical Holding Co Ltd*	343,899	40,776,104
BioMarin Pharmaceutical Inc*	671,925	51,805,417
Biomea Fusion Inc*,#	649,276	2,895,771
C4 Therapeutics Inc*	332,405	8,064,145
Cardiff Oncology Inc*	505,272	1,253,075
Centessa Pharmacuticals PLC (ADR)*,#	783,129	7,024,667
Cyteir Therapeutics Inc*,#	607,517	2,290,339
Day One Biopharmaceuticals Inc*,#	400,350	3,971,472
Design Therapeutics Inc*,#	415,049	6,703,041
DiCE Molecules Holdings LLC*,§	192,261	3,677,953
ESSA Pharma Inc*,#	432,102	2,670,390
Fate Therapeutics Inc*	212,718	8,247,077
Gilead Sciences Inc	570,577	33,920,803
Global Blood Therapeutics Inc*	976,272	33,818,062
Graphite Bio Inc*,#	268,815	1,370,956
Icosavax Inc*,#	337,717	2,377,528
Insmed Inc*	1,739,487	40,877,944
IVERIC bio Inc*	232,238	3,908,566
Janux Therapeutics Inc*	680,032	9,751,659
Mirati Therapeutics Inc*	99,767	8,202,843
Moderna Inc*	81,683	14,070,714
Myovant Sciences Ltd*,#	1,372,942	18,287,587
Neurocrine Biosciences Inc*	762,718	71,504,812
Nuvalent Inc*	310,897	4,318,359
Nuvalent Inc - Class A*,#	227,129	3,154,822
Olema Pharmaceuticals Inc*,#	760,463	3,239,572
Praxis Precision Medicines Inc*	735,004	7,504,391
PTC Therapeutics Inc*	617,747	23,048,141
Pyxis Oncology Inc*,§	286,086	1,097,998
Pyxis Oncology Inc*,#	152,536	616,245
Regeneron Pharmaceuticals Inc*	42,625	29,770,152
Rhythm Pharmaceuticals Inc*	959,517	11,053,636
Sage Therapeutics Inc*	284,603	9,420,359
Sarepta Therapeutics Inc*	1,132,655	88,483,009
Seres Therapeutics Inc*	1,431,729	10,193,910
Travere Therapeutics Inc*	1,003,363	25,856,665
United Therapeutics Corp*	154,087	27,644,749
Vaxcyte Inc*	439,590	10,616,098
Vertex Pharmaceuticals Inc*	392,297	102,377,748
Verve Therapeutics Inc*,#	213,251	4,866,388
		1,144,166,161
Health Care Equipment & Supplies – 21.6%
Abbott Laboratories	981,610	116,183,360
Align Technology Inc*	171,418	74,738,248
Boston Scientific Corp*	2,460,851	108,991,091
Cooper Cos Inc	115,404	48,191,556
Danaher Corp	367,328	107,748,322
Dentsply Sirona Inc	808,136	39,776,454

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Equipment & Supplies– (continued)
DexCom Inc*	100,160	$51,241,856
Edwards Lifesciences Corp*	598,319	70,434,113
Globus Medical Inc*	492,723	36,353,103
ICU Medical Inc*	92,146	20,515,385
Insulet Corp*	117,839	31,391,131
Intuitive Surgical Inc*	144,230	43,511,306
Medtronic PLC	575,884	63,894,330
Silk Road Medical Inc*	291,669	12,043,013
STERIS PLC	173,189	41,871,905
Stryker Corp	182,795	48,870,243
Tandem Diabetes Care Inc*	116,287	13,523,015
Teleflex Inc	177,366	62,934,778
		992,213,209
Health Care Providers & Services – 13.2%
AmerisourceBergen Corp	293,416	45,394,389
Anthem Inc	175,278	86,100,059
Centene Corp*	940,903	79,214,624
Humana Inc	197,793	86,073,580
LifeStance Health Group Inc*,#	1,178,329	11,912,906
Privia Health Group Inc*	465,226	12,435,491
Quest Diagnostics Inc	123,967	16,966,124
UnitedHealth Group Inc	528,565	269,552,293
		607,649,466
Health Care Technology – 0.5%
Accolade Inc*	528,284	9,276,667
Health Catalyst Inc*	418,647	10,939,246
		20,215,913
Life Sciences Tools & Services – 5.6%
ICON PLC*	97,694	23,761,135
Illumina Inc*	122,372	42,756,777
IQVIA Holdings Inc*	176,954	40,913,534
NeoGenomics Inc*	479,501	5,825,937
SomaLogic Inc*	1,009,436	8,095,677
Sotera Health Co*	448,390	9,712,127
Thermo Fisher Scientific Inc	210,037	124,058,354
		255,123,541
Pharmaceuticals – 31.3%
Astellas Pharma Inc	2,972,400	46,603,956
AstraZeneca PLC	1,558,525	206,639,278
Bristol-Myers Squibb Co	1,513,391	110,522,945
Canbridge Cornerstone*,§	1,323,714	978,825
CANbridge Pharmaceuticals Inc*,§	2,960,030	2,079,365
Catalent Inc*	228,951	25,390,666
Collegium Pharmaceutical Inc*	744,331	15,154,579
DICE Therapeutics Inc*,#	374,293	7,160,225
Edgewise Therapeutics Inc*,#	418,884	4,063,175
Elanco Animal Health Inc*	1,333,035	34,778,883
Eli Lilly & Co	404,436	115,818,337
Everest Medicines Ltd (144A)*	1,346,919	4,415,132
Harmony Biosciences Holdings Inc*	459,007	22,330,691
Horizon Therapeutics PLC*	642,086	67,553,868
Jazz Pharmaceuticals PLC*	342,248	53,277,746
Johnson & Johnson	260,423	46,154,768
Merck & Co Inc	1,233,322	101,194,070
Novartis AG (ADR)	1,131,195	99,262,361
Novo Nordisk A/S	630,460	69,833,811
Organon & Co	1,314,106	45,901,723
Pfizer Inc	1,039,008	53,789,444
Phathom Pharmaceuticals Inc*	428,421	5,830,810

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Pharmaceuticals– (continued)
Roche Holding AG	334,801	$132,427,028
Royalty Pharma PLC - Class A	826,706	32,208,466
Sanofi	945,001	96,361,896
Takeda Pharmaceutical Co Ltd	973,636	27,869,886
Ventyx Biosciences Inc*,§	297,621	3,836,781
Ventyx Biosciences Inc*,#	240,596	3,264,888
		1,434,703,603
Total Common Stocks (cost $3,045,377,189)		4,454,071,893
Preferred Stocks– 2.0%
Biotechnology – 1.2%
Arbor Biotechnologies Inc PP*,¢,§	156,426	2,591,979
Asher Biotherapeutics Inc PP*,¢,§	1,214,301	2,438,924
Attralus Inc PP*,¢,§	669,935	5,198,696
Disc Medicine Inc PP*,¢,§	1,084,584	2,603,002
Element Biosciences Inc PP*,¢,§	425,023	8,737,070
Flame Biosciences PP*,¢,§	919,200	3,018,653
HemoShear Therapeutics LLC PP*,¢,§	289,280	3,839,396
LEXEO Therapeutics Inc - Series A PP*,¢,§	3,643,715	6,268,975
LEXEO Therapeutics Inc - Series B PP*,¢,§	883,469	1,520,000
Shoreline Biosciences Inc PP*,¢,§	747,187	7,522,230
Sonoma Biotherapeutics Inc PP*,¢,§	1,255,200	2,480,652
Synthekine Inc PP*,¢,§	2,192,937	6,290,001
TwinStrand Biosciences Inc PP*,¢,§	344,314	2,750,001
		55,259,579
Health Care Providers & Services – 0.4%
Bigfoot Biomedical Inc - Series B PP*,¢,§	1,035,873	9,808,940
Bigfoot Biomedical Inc - Series C-1 PP*,¢,§	168,418	1,594,792
Freenome Holdings Inc PP*,¢,§	342,803	4,000,511
Freenome Inc PP*,¢,§	337,474	3,938,322
		19,342,565
Health Care Technology – 0.1%
Magnolia Medical Technologies Inc PP - Series D*,¢,§	1,821,717	3,092,693
Pharmaceuticals – 0.3%
Neurogene Inc PP*,¢,§	1,336,317	3,260,613
Neurogene Inc PP - Series B*,¢,§	1,486,727	3,627,614
VALENZABio Series A PP*,¢,§	700,559	6,235,276
		13,123,503
Total Preferred Stocks (cost $87,834,582)		90,818,340
Rights– 0%
Biotechnology – 0%
Clementia Pharmaceuticals Inc CVR*,¢((cost $1,180,320)	874,311	0
Warrants– 0%
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, expires 12/31/22*,¢,§((cost $0)	1	0
Investment Companies– 0.3%
Money Markets – 0.3%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $14,797,064)	14,795,584	14,797,064
Investments Purchased with Cash Collateral from Securities Lending– 0.6%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	23,420,779	23,420,779
Time Deposits – 0.1%
Royal Bank of Canada, 0.2900%, 4/1/22	$5,855,195	5,855,195
Total Investments Purchased with Cash Collateral from Securities Lending (cost $29,275,974)		29,275,974
Total Investments (total cost $3,178,465,129) – 100.0%		4,588,963,271
Cash, Receivables and Other Assets, net of Liabilities – 0%		611,690
Net Assets – 100%		$4,589,574,961

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

March 31, 2022

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,744,572,849	81.6%
Switzerland	231,689,389	5.1
United Kingdom	226,414,107	4.9
Denmark	124,830,585	2.7
France	96,361,896	2.1
Japan	74,473,842	1.6
Belgium	56,715,756	1.2
Ireland	23,761,135	0.5
China	4,415,132	0.1
Hong Kong	3,058,190	0.1
Canada	2,670,390	0.1

Total	$4,588,963,271	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$5,509	$-	$-	$14,797,064
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	213,851∆	-	-	23,420,779
Total Affiliated Investments - 0.8%	$219,360	$-	$-	$38,217,843

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	13,474,132	237,526,697	(236,203,765)	14,797,064
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	14,830,192	159,746,267	(151,155,680)	23,420,779

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2022

Janus Henderson Global Life Sciences Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI World Health Care IndexSM	MSCI World Health Care IndexSM reflects the performance of health care stocks from global developed markets.

S&P 500® Index	S&P 500® Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $4,415,132, which represents 0.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2022 is $90,818,340, which represents 2.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Janus Investment Fund	11

Janus Henderson Global Life Sciences Fund

Notes to Schedule of Investments and Other Information (unaudited)

§				Schedule of Restricted Securities (as of March 31, 2022)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Arbor Biotechnologies Inc PP	10/29/21	$2,591,979	$2,591,979	0.1%
Asher Biotherapeutics Inc PP	8/23/21	2,438,924	2,438,924	0.0
Attralus Inc PP	8/31/21	5,198,696	5,198,696	0.1
Bigfoot Biomedical Inc - Series B PP	11/21/17	9,808,940	9,808,940	0.2
Bigfoot Biomedical Inc - Series C-1 PP	12/27/19	1,355,580	1,594,792	0.0
Canbridge Cornerstone	12/6/21	2,087,699	978,825	0.0
CANbridge Pharmaceuticals Inc	4/27/21	4,371,964	2,079,365	0.0
DiCE Molecules Holdings LLC	8/20/21	2,594,601	3,677,953	0.1
Disc Medicine Inc PP	8/23/21	2,603,002	2,603,002	0.1
Element Biosciences Inc PP	6/21/21	8,737,070	8,737,070	0.2
Flame Biosciences PP	9/28/20	6,020,760	3,018,653	0.1
Freenome Holdings Inc PP	11/22/21	2,585,523	4,000,511	0.1
Freenome Inc PP	8/14/20	2,231,817	3,938,322	0.1
HemoShear Therapeutics LLC PP	2/5/21	3,839,496	3,839,396	0.1
LEXEO Therapeutics Inc - Series A PP	11/20/20 - 7/30/21	3,643,715	6,268,975	0.1
LEXEO Therapeutics Inc - Series B PP	8/10/21	1,520,000	1,520,000	0.0
Magnolia Medical Technologies Inc - Series D	1/10/22	0	0	0.0
Magnolia Medical Technologies Inc PP - Series D	1/10/22	3,092,693	3,092,693	0.1
Neurogene Inc PP	3/4/22	3,260,613	3,260,613	0.1
Neurogene Inc PP - Series B	12/15/20 - 9/22/21	3,627,614	3,627,614	0.1
Pyxis Oncology Inc	3/5/21	2,994,084	1,097,998	0.0
Shoreline Biosciences Inc PP	10/28/21	7,522,230	7,522,230	0.2
Sonoma Biotherapeutics Inc PP	7/23/21	2,480,652	2,480,652	0.0
Synthekine Inc PP	6/3/21	6,290,001	6,290,001	0.1
TwinStrand Biosciences Inc PP	4/30/21	2,750,001	2,750,001	0.1
VALENZABio Series A PP	3/25/21	6,235,276	6,235,276	0.1
Ventyx Biosciences Inc	2/26/21 - 10/15/21	2,923,730	3,836,781	0.1
Total		$102,806,660	$102,489,262	2.2%

The Fund has registration rights for certain restricted securities held as of March 31, 2022. The issuer incurs all registration costs.

12	MARCH 31, 2022

Janus Henderson Global Life Sciences Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$1,139,390,210	$4,775,951	$-
Pharmaceuticals	844,636,470	590,067,133	-
All Other	1,875,202,129	-	-
Preferred Stocks	-	-	90,818,340
Rights	-	-	0
Warrants	-	-	0
Investment Companies	-	14,797,064	-
Investments Purchased with Cash Collateral from Securities Lending	-	29,275,974	-
Total Assets	$3,859,228,809	$638,916,122	$90,818,340

Level 3 Valuation Reconciliation of Assets (for the period ended March 31, 2022)

	Balance as of September 30, 2021	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of March 31, 2022
Investment in Securities:
Common Stocks
Biotechnology	$ 2,994,084	$ -	$ -	$ -	$ -	$ (2,994,084)	$ -
Pharmaceuticals	3,017,138	-	-	-	-	(3,017,138)	-
Preferred Stocks
Biotechnology	48,897,489	-	(3,002,118)	10,114,209	(750,001)(b)	-	55,259,579
Health Care Providers & Services	13,635,549	-	3,121,493	2,585,523	-	-	19,342,565
Health Care Technology	-	-	-	3,092,693	-	-	3,092,693
Pharmaceuticals	19,317,934	10,032,062	-	3,627,614	(19,854,107)(b)	-	13,123,503
Rights
Biotechnology	0	-	-	-	-	-	0
Warrants
Health Care Technology	-	-	-	0	-	-	0
Total	$ 87,862,194	$10,032,062	$119,375	$19,420,039	$(20,604,108)	$(6,011,222)	$ 90,818,340
(a) Included in "Change in unrealized net appreciation/depreciation of investments, foreign currency translations and non-interested Trustees' deferred compensation" on the Statement of Operations.
(b) All or a portion is the result of a corporate action.

Janus Investment Fund	13

Janus Henderson Global Life Sciences Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Assets:
Unaffiliated investments, at value (cost $3,140,247,286)(1)	$4,550,745,428
Affiliated investments, at value (cost $38,217,843)	38,217,843
Non-interested Trustees' deferred compensation	126,002
Receivables:
Investments sold	28,050,696
Foreign tax reclaims	8,147,233
Dividends	3,677,016
Fund shares sold	3,656,822
Dividends from affiliates	1,607
Other assets	190,320
Total Assets	4,632,812,967
Liabilities:
Due to custodian	176
Collateral for securities loaned (Note 2)	29,275,974
Payables:	—
Fund shares repurchased	4,874,512
Investments purchased	4,540,700
Advisory fees	2,435,793
Transfer agent fees and expenses	686,662
12b-1 Distribution and shareholder servicing fees	176,036
Non-interested Trustees' deferred compensation fees	126,002
Professional fees	35,609
Non-interested Trustees' fees and expenses	17,464
Custodian fees	14,826
Affiliated fund administration fees payable	9,515
Accrued expenses and other payables	1,044,737
Total Liabilities	43,238,006
Net Assets	$4,589,574,961

See Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson Global Life Sciences Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,164,500,941
Total distributable earnings (loss)	1,425,074,020
Total Net Assets	$4,589,574,961
Net Assets - Class A Shares	$264,153,886
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,114,912
Net Asset Value Per Share(2)	$64.19
Maximum Offering Price Per Share(3)	$68.11
Net Assets - Class C Shares	$138,490,031
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,423,090
Net Asset Value Per Share(2)	$57.15
Net Assets - Class D Shares	$1,740,348,317
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	26,510,386
Net Asset Value Per Share	$65.65
Net Assets - Class I Shares	$978,821,154
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,880,592
Net Asset Value Per Share	$65.78
Net Assets - Class N Shares	$170,563,501
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,603,004
Net Asset Value Per Share	$65.53
Net Assets - Class S Shares	$27,868,328
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	443,953
Net Asset Value Per Share	$62.77
Net Assets - Class T Shares	$1,269,329,744
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	19,448,256
Net Asset Value Per Share	$65.27

(1) Includes $28,274,822 of securities on loan. See Note 2 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Life Sciences Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Dividends	$27,274,369
Affiliated securities lending income, net	213,851
Dividends from affiliates	5,509
Unaffiliated securities lending income, net	2,089
Other income	13,571
Foreign tax withheld	(1,264,889)
Total Investment Income	26,244,500
Expenses:
Advisory fees	15,175,907
12b-1 Distribution and shareholder servicing fees:
Class A Shares	340,058
Class C Shares	636,027
Class S Shares	34,934
Transfer agent administrative fees and expenses:
Class D Shares	991,827
Class S Shares	34,934
Class T Shares	1,642,343
Transfer agent networking and omnibus fees:
Class A Shares	73,036
Class C Shares	64,888
Class I Shares	467,513
Other transfer agent fees and expenses:
Class A Shares	8,867
Class C Shares	3,753
Class D Shares	116,461
Class I Shares	24,227
Class N Shares	3,412
Class S Shares	184
Class T Shares	6,768
Custodian fees	151,815
Shareholder reports expense	127,670
Registration fees	91,811
Affiliated fund administration fees	59,280
Non-interested Trustees’ fees and expenses	39,894
Professional fees	37,294
Other expenses	161,173
Total Expenses	20,294,076
Less: Excess Expense Reimbursement and Waivers	(108,158)
Net Expenses	20,185,918
Net Investment Income/(Loss)	6,058,582

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson Global Life Sciences Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$78,743,716
Total Net Realized Gain/(Loss) on Investments	78,743,716
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(185,611,092)
Total Change in Unrealized Net Appreciation/Depreciation	(185,611,092)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(100,808,794)

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Life Sciences Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$6,058,582	$10,762,121
Net realized gain/(loss) on investments	78,743,716	471,576,883
Change in unrealized net appreciation/depreciation	(185,611,092)	292,698,976
Net Increase/(Decrease) in Net Assets Resulting from Operations	(100,808,794)	775,037,980
Dividends and Distributions to Shareholders:
Class A Shares	(26,218,234)	(18,584,738)
Class C Shares	(14,503,583)	(12,865,282)
Class D Shares	(168,341,359)	(135,531,132)
Class I Shares	(98,682,706)	(75,698,067)
Class N Shares	(17,490,827)	(15,855,433)
Class S Shares	(2,696,809)	(2,041,558)
Class T Shares	(124,306,069)	(103,625,067)
Net Decrease from Dividends and Distributions to Shareholders	(452,239,587)	(364,201,277)
Capital Share Transactions:
Class A Shares	10,719,363	35,581,878
Class C Shares	(290,891)	(11,323,552)
Class D Shares	96,451,634	37,946,936
Class I Shares	20,636,892	79,042,566
Class N Shares	15,737,735	21,543,883
Class S Shares	3,676,836	1,021,030
Class T Shares	42,785,050	(8,784,551)
Net Increase/(Decrease) from Capital Share Transactions	189,716,619	155,028,190
Net Increase/(Decrease) in Net Assets	(363,331,762)	565,864,893
Net Assets:
Beginning of period	4,952,906,723	4,387,041,830
End of period	$4,589,574,961	$4,952,906,723

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson Global Life Sciences Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$72.24	$66.20	$53.89	$64.96	$55.76	$49.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.07	0.41(2)	0.17	0.01	0.05
Net realized and unrealized gain/(loss)	(1.38)	11.44	15.62	(4.52)	9.74	7.01
Total from Investment Operations	(1.34)	11.51	16.03	(4.35)	9.75	7.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.76)	(0.66)	(0.40)	—	(0.07)	(0.03)
Distributions (from capital gains)	(5.95)	(4.81)	(3.32)	(6.72)	(0.48)	(0.43)
Total Dividends and Distributions	(6.71)	(5.47)	(3.72)	(6.72)	(0.55)	(0.46)
Net Asset Value, End of Period	$64.19	$72.24	$66.20	$53.89	$64.96	$55.76
Total Return*	(2.11)%	17.70%	30.58%	(5.85)%	17.70%	14.58%
Net Assets, End of Period (in thousands)	$264,154	$285,239	$228,005	$177,862	$195,674	$188,407
Average Net Assets for the Period (in thousands)	$272,793	$264,335	$198,807	$182,919	$181,464	$206,577
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98%	0.97%	0.98%	1.00%	0.99%	1.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	0.97%	0.98%	1.00%	0.99%	1.02%
Ratio of Net Investment Income/(Loss)	0.13%	0.10%	0.69%(2)	0.30%	0.02%	0.10%
Portfolio Turnover Rate	11%	32%	43%	36%	46%	38%

Class C Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$64.73	$59.83	$49.00	$60.16	$52.00	$46.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.16)	(0.39)	—(2)(3)	(0.21)	(0.40)	(0.27)
Net realized and unrealized gain/(loss)	(1.22)	10.32	14.15	(4.23)	9.04	6.52
Total from Investment Operations	(1.38)	9.93	14.15	(4.44)	8.64	6.25
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.22)	—(3)	—	—	—
Distributions (from capital gains)	(5.95)	(4.81)	(3.32)	(6.72)	(0.48)	(0.43)
Total Dividends and Distributions	(6.20)	(5.03)	(3.32)	(6.72)	(0.48)	(0.43)
Net Asset Value, End of Period	$57.15	$64.73	$59.83	$49.00	$60.16	$52.00
Total Return*	(2.42)%	16.86%	29.66%	(6.53)%	16.81%	13.76%
Net Assets, End of Period (in thousands)	$138,490	$157,110	$155,599	$148,147	$182,894	$180,251
Average Net Assets for the Period (in thousands)	$147,471	$165,379	$156,935	$163,407	$173,167	$175,301
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.62%	1.69%	1.69%	1.71%	1.75%	1.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.62%	1.69%	1.69%	1.71%	1.75%	1.76%
Ratio of Net Investment Income/(Loss)	(0.53)%	(0.61)%	(0.01)%(2)	(0.42)%	(0.74)%	(0.59)%
Portfolio Turnover Rate	11%	32%	43%	36%	46%	38%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.29 and 0.49%, respectively, for Class A Shares and $0.27 and 0.49%, respectively, for Class C Shares.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Life Sciences Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$73.77	$67.47	$54.86	$65.89	$56.59	$49.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.20	0.53(2)	0.27	0.12	0.18
Net realized and unrealized gain/(loss)	(1.41)	11.66	15.90	(4.58)	9.86	7.07
Total from Investment Operations	(1.30)	11.86	16.43	(4.31)	9.98	7.25
Less Dividends and Distributions:
Dividends (from net investment income)	(0.87)	(0.75)	(0.50)	—	(0.20)	(0.13)
Distributions (from capital gains)	(5.95)	(4.81)	(3.32)	(6.72)	(0.48)	(0.43)
Total Dividends and Distributions	(6.82)	(5.56)	(3.82)	(6.72)	(0.68)	(0.56)
Net Asset Value, End of Period	$65.65	$73.77	$67.47	$54.86	$65.89	$56.59
Total Return*	(2.01)%	17.91%	30.80%	(5.69)%	17.91%	14.81%
Net Assets, End of Period (in thousands)	$1,740,348	$1,848,983	$1,653,849	$1,372,808	$1,549,599	$1,406,708
Average Net Assets for the Period (in thousands)	$1,783,813	$1,837,079	$1,526,148	$1,449,521	$1,404,624	$1,315,724
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%	0.80%	0.81%	0.82%	0.82%	0.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.80%	0.81%	0.82%	0.82%	0.82%
Ratio of Net Investment Income/(Loss)	0.31%	0.28%	0.87%(2)	0.48%	0.20%	0.36%
Portfolio Turnover Rate	11%	32%	43%	36%	46%	38%

Class I Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$73.93	$67.61	$54.96	$65.96	$56.66	$49.96
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.23	0.57(2)	0.30	0.15	0.22
Net realized and unrealized gain/(loss)	(1.41)	11.69	15.93	(4.58)	9.87	7.08
Total from Investment Operations	(1.29)	11.92	16.50	(4.28)	10.02	7.30
Less Dividends and Distributions:
Dividends (from net investment income)	(0.91)	(0.79)	(0.53)	—	(0.24)	(0.17)
Distributions (from capital gains)	(5.95)	(4.81)	(3.32)	(6.72)	(0.48)	(0.43)
Total Dividends and Distributions	(6.86)	(5.60)	(3.85)	(6.72)	(0.72)	(0.60)
Net Asset Value, End of Period	$65.78	$73.93	$67.61	$54.96	$65.96	$56.66
Total Return*	(2.00)%	17.96%	30.89%	(5.63)%	17.97%	14.90%
Net Assets, End of Period (in thousands)	$978,821	$1,079,081	$911,963	$692,575	$762,127	$629,650
Average Net Assets for the Period (in thousands)	$1,027,639	$1,033,591	$790,645	$719,800	$688,302	$493,309
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.76%	0.75%	0.75%	0.77%	0.76%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.75%	0.75%	0.77%	0.76%	0.77%
Ratio of Net Investment Income/(Loss)	0.34%	0.32%	0.93%(2)	0.53%	0.26%	0.43%
Portfolio Turnover Rate	11%	32%	43%	36%	46%	38%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.30 and 0.49%, respectively.

See Notes to Financial Statements.

20	MARCH 31, 2022

Janus Henderson Global Life Sciences Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018(1)
Net Asset Value, Beginning of Period	$73.69	$67.41	$54.81	$65.76	$59.59
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.15	0.31	0.66(3)	0.36	0.16
Net realized and unrealized gain/(loss)	(1.39)	11.62	15.85	(4.59)	6.01
Total from Investment Operations	(1.24)	11.93	16.51	(4.23)	6.17
Less Dividends and Distributions:
Dividends (from net investment income)	(0.97)	(0.84)	(0.59)	—	—
Distributions (from capital gains)	(5.95)	(4.81)	(3.32)	(6.72)	—
Total Dividends and Distributions	(6.92)	(5.65)	(3.91)	(6.72)	—
Net Asset Value, End of Period	$65.53	$73.69	$67.41	$54.81	$65.76
Total Return*	(1.94)%	18.04%	30.99%	(5.57)%	10.35%
Net Assets, End of Period (in thousands)	$170,564	$176,576	$144,543	$90,958	$104,903
Average Net Assets for the Period (in thousands)	$178,274	$176,137	$110,308	$99,924	$24,212
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.67%	0.67%	0.68%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.67%	0.67%	0.68%	0.70%
Ratio of Net Investment Income/(Loss)	0.44%	0.43%	1.08%(3)	0.63%	0.39%
Portfolio Turnover Rate	11%	32%	43%	36%	46%

Class S Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$70.72	$64.93	$52.94	$64.07	$55.09	$48.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.02)	(0.07)	0.31(3)	0.07	(0.08)	0.01
Net realized and unrealized gain/(loss)	(1.35)	11.21	15.31	(4.48)	9.60	6.90
Total from Investment Operations	(1.37)	11.14	15.62	(4.41)	9.52	6.91
Less Dividends and Distributions:
Dividends (from net investment income)	(0.63)	(0.54)	(0.31)	—	(0.06)	(0.01)
Distributions (from capital gains)	(5.95)	(4.81)	(3.32)	(6.72)	(0.48)	(0.43)
Total Dividends and Distributions	(6.58)	(5.35)	(3.63)	(6.72)	(0.54)	(0.44)
Net Asset Value, End of Period	$62.77	$70.72	$64.93	$52.94	$64.07	$55.09
Total Return*	(2.20)%	17.46%	30.33%	(6.04)%	17.49%	14.43%
Net Assets, End of Period (in thousands)	$27,868	$27,575	$24,287	$18,981	$20,113	$17,189
Average Net Assets for the Period (in thousands)	$28,024	$27,694	$22,312	$19,870	$18,269	$15,685
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.18%	1.17%	1.18%	1.19%	1.18%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.17%	1.18%	1.18%	1.17%	1.16%
Ratio of Net Investment Income/(Loss)	(0.06)%	(0.09)%	0.52%(3)	0.14%	(0.14)%	0.02%
Portfolio Turnover Rate	11%	32%	43%	36%	46%	38%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from January 26, 2018 (inception date) through September 30, 2018.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.30 and 0.49%, respectively, for Class N Shares and $0.29 and 0.49%, respectively, for Class S Shares.

(4) Less than 0.005%.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Global Life Sciences Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$73.33	$67.11	$54.59	$65.66	$56.39	$49.71
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.12	0.46(2)	0.22	0.06	0.13
Net realized and unrealized gain/(loss)	(1.39)	11.60	15.82	(4.57)	9.84	7.06
Total from Investment Operations	(1.32)	11.72	16.28	(4.35)	9.90	7.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.79)	(0.69)	(0.44)	—	(0.15)	(0.08)
Distributions (from capital gains)	(5.95)	(4.81)	(3.32)	(6.72)	(0.48)	(0.43)
Total Dividends and Distributions	(6.74)	(5.50)	(3.76)	(6.72)	(0.63)	(0.51)
Net Asset Value, End of Period	$65.27	$73.33	$67.11	$54.59	$65.66	$56.39
Total Return*	(2.06)%	17.78%	30.66%	(5.78)%	17.80%	14.71%
Net Assets, End of Period (in thousands)	$1,269,330	$1,378,342	$1,268,796	$1,102,667	$1,293,953	$1,323,853
Average Net Assets for the Period (in thousands)	$1,317,484	$1,394,446	$1,191,342	$1,180,068	$1,230,729	$1,282,363
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.92%	0.91%	0.92%	0.92%	0.92%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.91%	0.91%	0.91%	0.91%
Ratio of Net Investment Income/(Loss)	0.21%	0.17%	0.76%(2)	0.38%	0.10%	0.26%
Portfolio Turnover Rate	11%	32%	43%	36%	46%	38%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include a special dividend from Allergan PLC in May 2020. The impact of the special dividend to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.30 and 0.49%, respectively.

See Notes to Financial Statements.

22	MARCH 31, 2022

Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Life Sciences Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct

Janus Investment Fund	23

Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

24	MARCH 31, 2022

Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under ASC 820. These are categorized as Level 3 in the hierarchy.

For significant fair value measurements categorized within Level 3 of the fair value hierarchy, the table below summarizes the valuation techniques and provides quantitative information about the significant unobservable inputs. In addition, the table provides a narrative description of the uncertainty of the fair value measurement based on the use of significant unobservable inputs that have been different, or that reasonable could have been different, at the reporting date.

Asset	Fair Value at March 31, 2022	Valuation Technique	Unobservable Input	Input Amount or Range	Weighted Average(1)	Impact to Valuation from an Increase in Input
Preferred Stock
Biotechnology	$52,240,926	Market Approach	Transaction Price	$1.72 - $20.56	$8.79	Increase
Biotechnology	$3,018,653	Income Approach	Liquidation Basis	$3.28	$3.28	Increase
Health Care Providers & Services	$19,342,565	Market Approach	Transaction Price	$9.47-$11.67	$10.37	Increase
Health Care Technology	$3,092,693	Market Approach	Transaction Price	$1.70	$1.70	Increase
Pharmaceuticals	$13,123,504	Market Approach	Transaction Price	$2.44-$8.90	$5.51	Increase

(1)  Unobservable inputs were weighted by the relative fair value of securities.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” and "Level 3 Valuation Reconciliation of Assets" in the Notes to Schedule of Investments and Other Information.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.

Financial assets of $6,011,222 were transferred out of Level 3 to Level 2 since certain securities prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

Janus Investment Fund	25

Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the

26	MARCH 31, 2022

Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

Janus Investment Fund	27

Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$28,274,822	$—	$(28,274,822)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

28	MARCH 31, 2022

Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $28,274,822. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2022 is $29,275,974, resulting in the net amount due to the counterparty of $1,001,152.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

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Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund

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Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $16,791.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class A Shares paid CDSCs of $268 to Janus Henderson Distributors.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class C Shares paid CDSCs of $5,018.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the

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Notes to Financial Statements (unaudited)

transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2022, the Fund engaged in cross trades amounting to $656,024 in purchases.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 3,235,742,590	$ 1,515,699,745	$(162,479,064)	$ 1,353,220,681

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Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	370,227	$ 24,640,039	987,440	$ 69,959,356
Reinvested dividends and distributions	283,164	18,688,820	185,271	12,904,091
Shares repurchased	(487,147)	(32,609,496)	(668,185)	(47,281,569)
Net Increase/(Decrease)	166,244	$ 10,719,363	504,526	$ 35,581,878
Class C Shares:
Shares sold	80,086	$ 4,858,325	318,940	$ 20,349,513
Reinvested dividends and distributions	229,759	13,525,931	189,458	11,894,185
Shares repurchased	(313,790)	(18,675,147)	(682,174)	(43,567,250)
Net Increase/(Decrease)	(3,945)	$ (290,891)	(173,776)	$ (11,323,552)
Class D Shares:
Shares sold	388,696	$ 26,477,476	1,219,273	$ 87,819,205
Reinvested dividends and distributions	2,417,153	163,061,184	1,852,297	131,568,627
Shares repurchased	(1,360,730)	(93,087,026)	(2,518,669)	(181,440,896)
Net Increase/(Decrease)	1,445,119	$ 96,451,634	552,901	$ 37,946,936
Class I Shares:
Shares sold	1,940,692	$132,553,531	3,555,786	$257,040,480
Reinvested dividends and distributions	1,185,696	80,141,190	863,183	61,415,492
Shares repurchased	(2,842,693)	(192,057,829)	(3,310,779)	(239,413,406)
Net Increase/(Decrease)	283,695	$ 20,636,892	1,108,190	$ 79,042,566
Class N Shares:
Shares sold	487,072	$ 34,032,678	2,265,994	$162,865,089
Reinvested dividends and distributions	259,287	17,452,575	223,607	15,851,522
Shares repurchased	(539,405)	(35,747,518)	(2,237,919)	(157,172,728)
Net Increase/(Decrease)	206,954	$ 15,737,735	251,682	$ 21,543,883
Class S Shares:
Shares sold	63,970	$ 4,360,377	87,091	$ 6,027,153
Reinvested dividends and distributions	41,766	2,696,809	29,891	2,041,558
Shares repurchased	(51,709)	(3,380,350)	(101,125)	(7,047,681)
Net Increase/(Decrease)	54,027	$ 3,676,836	15,857	$ 1,021,030
Class T Shares:
Shares sold	572,452	$ 38,873,205	1,915,324	$137,627,328
Reinvested dividends and distributions	1,809,837	121,421,995	1,432,638	101,244,513
Shares repurchased	(1,729,773)	(117,510,150)	(3,457,768)	(247,656,392)
Net Increase/(Decrease)	652,516	$ 42,785,050	(109,806)	$ (8,784,551)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$524,443,111	$ 770,250,313	$ -	$ -

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Janus Henderson Global Life Sciences Fund

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Global Life Sciences Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info   (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

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Janus Henderson Global Life Sciences Fund

Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

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Janus Henderson Global Life Sciences Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

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Janus Henderson Global Life Sciences Fund

Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

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Janus Henderson Global Life Sciences Fund

Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Global Life Sciences Fund

Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

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Janus Henderson Global Life Sciences Fund

Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

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Janus Henderson Global Life Sciences Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

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Janus Henderson Global Life Sciences Fund

Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

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Janus Henderson Global Life Sciences Fund

Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

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Janus Henderson Global Life Sciences Fund

Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

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Janus Henderson Global Life Sciences Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Janus Henderson Global Life Sciences Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	47

Janus Henderson Global Life Sciences Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

48	MARCH 31, 2022

Janus Henderson Global Life Sciences Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93043 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Global Real Estate Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Real Estate Fund

FUND SNAPSHOT

A global equity fund that seeks total return through a combination of capital appreciation and current income. The Fund invests in REITs and real estate-related businesses. Our emphasis on local property market knowledge combined with a repeatable, disciplined investment process seeks to provide diversification from traditional asset classes for investors.

Greg Kuhl co-portfolio manager	Tim Gibson co-portfolio manager	Guy Barnard co-portfolio manager

Janus Henderson Global Real Estate Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Rexford Industrial Realty Inc	2.36%	0.51%	Shimao Property Holdings Ltd	0.40%	-0.65%
Duke Realty Corp	1.70%	0.48%	Instone Real Estate Group AG	0.89%	-0.49%
Prologis Inc	7.01%	0.43%	GDS Holdings Ltd - Class A	0.76%	-0.30%
Hilton Worldwide Holdings Inc	2.05%	0.31%	Sun Communities Inc	3.93%	-0.29%
Life Storage Inc	2.29%	0.26%	Cellnex Telecom SA	0.84%	-0.27%

	1 Top Contributors - Sectors*
		Relative	Fund	FTSE EPRA Nareit Global Index
		Contribution	Average Weight	Average Weight
	Consumer Discretionary	0.31%	2.05%	0.12%

	4 Top Detractors - Sectors*
		Relative	Fund	FTSE EPRA Nareit Global Index
		Contribution	Average Weight	Average Weight
	Real Estate	-1.45%	93.88%	99.73%
	Communication Services	-0.43%	1.47%	0.00%
	Information Technology	-0.30%	0.76%	0.00%
	Other**	-0.21%	1.84%	0.00%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Global Real Estate Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Prologis Inc
Equity Real Estate Investment Trusts (REITs)	7.6%
Alexandria Real Estate Equities Inc
Equity Real Estate Investment Trusts (REITs)	4.1%
Sun Communities Inc
Equity Real Estate Investment Trusts (REITs)	3.9%
UDR Inc
Equity Real Estate Investment Trusts (REITs)	3.4%
Welltower Inc
Equity Real Estate Investment Trusts (REITs)	3.2%
22.2%

Asset Allocation - (% of Net Assets)
Common Stocks	97.2%
Investment Companies	2.9%
Investments Purchased with Cash Collateral from Securities Lending	0.4%
Other	(0.5)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Global Real Estate Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	2.54%	11.44%	10.72%	9.18%	6.53%	1.23%
Class A Shares at MOP	-3.33%	5.02%	9.42%	8.54%	6.09%
Class C Shares at NAV	2.14%	10.60%	9.86%	8.34%	5.78%	2.04%
Class C Shares at CDSC	1.16%	9.60%	9.86%	8.34%	5.78%
Class D Shares	2.61%	11.62%	10.90%	9.37%	6.04%	1.06%
Class I Shares	2.64%	11.67%	11.00%	9.46%	6.81%	1.00%
Class N Shares	2.69%	11.81%	11.09%	9.51%	6.84%	0.90%
Class S Shares	2.46%	11.20%	10.50%	9.00%	6.37%	1.43%
Class T Shares	2.50%	11.50%	10.84%	9.30%	6.26%	1.14%
FTSE EPRA Nareit Global Index	5.51%	12.21%	7.00%	7.33%	4.16%
FTSE EPRA Nareit Global Net Index	5.14%	11.37%	6.08%	6.47%	N/A**
Morningstar Quartile - Class I Shares	-	3rd	1st	1st	1st
Morningstar Ranking - based on total returns for Global Real Estate Funds	-	133/198	17/193	13/156	5/117

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Janus Investment Fund	3

Janus Henderson Global Real Estate Fund (unaudited)

Performance

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class I Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Global Real Estate Fund (“the predecessor fund”) into corresponding shares of the Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the historical performance of each corresponding class of the predecessor fund prior to the reorganization, calculated using the fees and expenses of the corresponding class of the predecessor fund respectively, net of any applicable fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class D Shares, without the effect of any fee and expense limitations or waivers.

Class N Shares of the Fund commenced operations on January 26, 2018. Performance shown for Class N Shares reflects the historical performance of the Fund's Class I Shares from July 6, 2009 to January 26, 2018, calculated using the fees and expenses of Class I Shares, net of any applicable fee and expense limitations or waivers. Performance shown for Class N Shares for periods prior to July 6, 2009, reflects the historical performance of the predecessor fund's Class I Shares, calculated using the fees and expenses of Class I Shares of the predecessor fund, net of any applicable fee and expense limitations or waivers.

Class T Shares commenced operations on July 6, 2009. Performance shown for Class T Shares for periods prior to July 6, 2009, reflects the historical performance of the predecessor fund’s Class I Shares, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Predecessor Fund’s inception date – November 28, 2007

**Since inception index return is not available for indices created subsequent to fund inception.

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2022

Janus Henderson Global Real Estate Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$1,025.40	$6.31	$1,000.00	$1,018.70	$6.29	1.25%
Class C Shares	$1,000.00	$1,021.40	$9.83	$1,000.00	$1,015.21	$9.80	1.95%
Class D Shares	$1,000.00	$1,026.10	$5.35	$1,000.00	$1,019.65	$5.34	1.06%
Class I Shares	$1,000.00	$1,026.40	$5.15	$1,000.00	$1,019.85	$5.14	1.02%
Class N Shares	$1,000.00	$1,026.90	$4.60	$1,000.00	$1,020.39	$4.58	0.91%
Class S Shares	$1,000.00	$1,024.60	$7.22	$1,000.00	$1,017.80	$7.19	1.43%
Class T Shares	$1,000.00	$1,025.00	$5.81	$1,000.00	$1,019.20	$5.79	1.15%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 97.2%
Diversified Telecommunication Services – 1.9%
Cellnex Telecom SA (144A)*	141,193	$6,766,734
Radius Global Infrastructure Inc*	715,736	10,220,710
		16,987,444
Equity Real Estate Investment Trusts (REITs) – 73.6%
Activia Properties Inc	1,758	6,124,162
Advance Residence Investment Corp	2,242	6,340,361
Alexandria Real Estate Equities Inc	184,728	37,176,510
CapitaLand Mall Trust	6,759,326	11,196,777
CubeSmart	497,171	25,867,807
Dexus	988,147	8,039,594
Douglas Emmett Inc	372,911	12,462,686
Equity LifeStyle Properties Inc	312,878	23,928,909
Essex Property Trust Inc	67,652	23,372,413
Gecina SA	67,000	8,429,060
Goodman Group	1,173,830	19,931,885
Hulic Inc	5,163	7,060,337
Industrial & Infrastructure Fund Investment Corp	3,938	5,964,190
Invitation Homes Inc	704,003	28,286,841
Japan Hotel Investment Corp	17,352	8,849,300
Japan Retail Fund Investment Corp	8,648	7,308,792
Land Securities Group PLC	800,000	8,211,314
LaSalle Logiport	4,173	6,003,238
Life Storage Inc	198,030	27,809,353
Mapletree Logistics Trust	4,639,745	6,314,012
Merlin Properties Socimi SA	780,000	9,051,793
MGM Growth Properties LLC	439,772	17,019,176
National Retail Properties Inc	487,518	21,909,059
Park Hotels & Resorts Inc	1,308,919	25,563,188
Prologis Inc	422,046	68,086,506
Rexford Industrial Realty Inc	374,099	27,904,044
Safestore Holdings PLC	380,000	6,668,194
SBA Communications Corp	56,878	19,571,720
Segro PLC	810,000	14,266,368
SITE Centers Corp	373,022	6,233,198
Spirit Realty Capital Inc	574,387	26,433,290
Sun Communities Inc	197,699	34,654,658
UDR Inc	533,533	30,608,788
UNITE Group PLC	435,000	6,589,298
VICI Properties Inc	593,018	16,877,292
Vicinity Centres	5,397,263	7,460,670
Welltower Inc	298,418	28,689,907
Workspace Group PLC	358,759	3,215,290
		659,479,980
Information Technology Services – 0.6%
GDS Holdings Ltd - Class A*	1,056,256	5,276,715
Real Estate Management & Development – 21.1%
Ayala Land Inc	10,516,500	7,110,681
Capitaland Investment Ltd/Singapore*	3,739,300	10,964,935
China Resources Land Ltd	2,736,000	12,682,562
China Vanke Co Ltd	6,517,800	14,665,933
CK Asset Holdings Ltd	1,819,000	12,432,833
CTP NV (144A)	417,530	6,983,130
Fastighets AB Balder*	217,000	14,206,587
Hang Lung Properties Ltd	4,699,000	9,454,453
Helical PLC	1,120,670	6,029,632
Instone Real Estate Group AG (144A)	330,000	6,179,017
LEG Immobilien AG#	86,000	9,820,015
Mitsui Fudosan Co Ltd	863,400	18,475,468
Swire Properties Ltd	4,590,000	11,380,730

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Real Estate Management & Development– (continued)
Tokyu Fudosan Holdings Corp	1,098,600	$6,030,832
Tricon Capital Group Inc	637,676	10,136,498
VGP NV	46,096	11,826,938
Vonovia SE	446,470	20,872,809
		189,253,053
Total Common Stocks (cost $735,942,110)		870,997,192
Investment Companies– 2.9%
Money Markets – 2.9%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $26,341,038)	26,338,404	26,341,038
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	2,485,644	2,485,644
Time Deposits – 0.1%
Royal Bank of Canada, 0.2900%, 4/1/22	$621,411	621,411
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,107,055)		3,107,055
Total Investments (total cost $765,390,203) – 100.5%		900,445,285
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(4,219,233)
Net Assets – 100%		$896,226,052

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$542,124,148	60.2%
Japan	72,156,680	8.0
United Kingdom	44,980,096	5.0
Germany	36,871,841	4.1
Australia	35,432,149	3.9
Hong Kong	33,268,016	3.7
China	32,625,210	3.6
Singapore	28,475,724	3.2
Spain	15,818,527	1.8
Sweden	14,206,587	1.6
Belgium	11,826,938	1.3
Canada	10,136,498	1.1
France	8,429,060	0.9
Philippines	7,110,681	0.8
Netherlands	6,983,130	0.8

Total	$900,445,285	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 2.9%
Money Markets - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$6,680	$-	$-	$26,341,038
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	4,858∆	-	-	2,485,644
Total Affiliated Investments - 3.2%	$11,538	$-	$-	$28,826,682

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 2.9%
Money Markets - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	18,131,688	91,910,132	(83,700,782)	26,341,038
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	3,032,104	7,357,622	(7,904,082)	2,485,644

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Global Real Estate Fund

Notes to Schedule of Investments and Other Information (unaudited)

FTSE EPRA Nareit Global Index

FTSE EPRA Nareit Global Index tracks the performance of real estate companies and real estate investment trusts (REITs) from developed and emerging markets, and is shown gross or net of foreign withholding taxes.

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $19,928,881, which represents 2.2% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Diversified Telecommunication Services	$10,220,710	$6,766,734	$-
Equity Real Estate Investment Trusts (REITs)	502,455,345	157,024,635	-
Real Estate Management & Development	10,136,498	179,116,555	-
All Other	-	5,276,715	-
Investment Companies	-	26,341,038	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,107,055	-
Total Assets	$522,812,553	$377,632,732	$-

Janus Investment Fund	9

Janus Henderson Global Real Estate Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $736,563,521)(1)	$871,618,603
Affiliated investments, at value (cost $28,826,682)	28,826,682
Cash denominated in foreign currency (cost $6,720)	6,720
Non-interested Trustees' deferred compensation	24,599
Receivables:
Investments sold	3,720,300
Dividends	3,536,505
Fund shares sold	1,176,112
Foreign tax reclaims	206,324
Dividends from affiliates	2,433
Other assets	7,189
Total Assets	909,125,467
Liabilities:
Collateral for securities loaned (Note 2)	3,107,055
Payables:	—
Investments purchased	7,173,500
Fund shares repurchased	1,525,069
Advisory fees	632,779
Transfer agent fees and expenses	146,794
Dividends	104,399
Professional fees	40,681
Non-interested Trustees' deferred compensation fees	24,599
Custodian fees	12,346
12b-1 Distribution and shareholder servicing fees	11,085
Non-interested Trustees' fees and expenses	3,128
Affiliated fund administration fees payable	1,845
Accrued expenses and other payables	116,135
Total Liabilities	12,899,415
Net Assets	$896,226,052

See Notes to Financial Statements.

10	MARCH 31, 2022

Janus Henderson Global Real Estate Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$770,898,588
Total distributable earnings (loss)	125,327,464
Total Net Assets	$896,226,052
Net Assets - Class A Shares	$16,187,344
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,131,373
Net Asset Value Per Share(2)	$14.31
Maximum Offering Price Per Share(3)	$15.18
Net Assets - Class C Shares	$6,892,671
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	493,392
Net Asset Value Per Share(2)	$13.97
Net Assets - Class D Shares	$62,660,348
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,342,479
Net Asset Value Per Share	$14.43
Net Assets - Class I Shares	$569,002,720
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	39,484,462
Net Asset Value Per Share	$14.41
Net Assets - Class N Shares	$111,258,051
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,717,235
Net Asset Value Per Share	$14.42
Net Assets - Class S Shares	$10,121,536
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	710,414
Net Asset Value Per Share	$14.25
Net Assets - Class T Shares	$120,103,382
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,338,456
Net Asset Value Per Share	$14.40

(1) Includes $3,034,385 of securities on loan. See Note 2 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Real Estate Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Dividends	$8,749,138
Dividends from affiliates	6,680
Affiliated securities lending income, net	4,858
Unaffiliated securities lending income, net	308
Other income	1,728
Foreign tax withheld	(193,396)
Total Investment Income	8,569,316
Expenses:
Advisory fees	3,808,086
12b-1 Distribution and shareholder servicing fees:
Class A Shares	19,854
Class C Shares	31,188
Class S Shares	12,083
Transfer agent administrative fees and expenses:
Class D Shares	34,214
Class S Shares	12,083
Class T Shares	153,275
Transfer agent networking and omnibus fees:
Class A Shares	5,417
Class C Shares	3,103
Class I Shares	316,580
Other transfer agent fees and expenses:
Class A Shares	563
Class C Shares	187
Class D Shares	7,961
Class I Shares	13,399
Class N Shares	2,188
Class S Shares	148
Class T Shares	760
Registration fees	118,045
Professional fees	32,261
Custodian fees	22,457
Shareholder reports expense	20,878
Affiliated fund administration fees	11,214
Non-interested Trustees’ fees and expenses	8,227
Other expenses	60,293
Total Expenses	4,694,464
Less: Excess Expense Reimbursement and Waivers	(3,780)
Net Expenses	4,690,684
Net Investment Income/(Loss)	3,878,632

See Notes to Financial Statements.

12	MARCH 31, 2022

Janus Henderson Global Real Estate Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$7,369,502
Total Net Realized Gain/(Loss) on Investments	7,369,502
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	12,149,971
Total Change in Unrealized Net Appreciation/Depreciation	12,149,971
Net Increase/(Decrease) in Net Assets Resulting from Operations	$23,398,105

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Real Estate Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$3,878,632	$18,589,076
Net realized gain/(loss) on investments	7,369,502	58,759,905
Change in unrealized net appreciation/depreciation	12,149,971	68,822,681
Net Increase/(Decrease) in Net Assets Resulting from Operations	23,398,105	146,171,662
Dividends and Distributions to Shareholders:
Class A Shares	(780,651)	(218,230)
Class C Shares	(328,347)	(87,047)
Class D Shares	(3,009,289)	(873,853)
Class I Shares	(28,326,244)	(8,514,426)
Class N Shares	(5,825,587)	(1,821,131)
Class S Shares	(457,128)	(125,581)
Class T Shares	(6,058,463)	(1,837,581)
Net Decrease from Dividends and Distributions to Shareholders	(44,785,709)	(13,477,849)
Capital Share Transactions:
Class A Shares	1,280,614	3,314,454
Class C Shares	306,954	(230,118)
Class D Shares	5,376,024	8,121,071
Class I Shares	31,393,839	58,822,137
Class N Shares	(1,097,025)	8,064,462
Class S Shares	1,190,356	1,261,319
Class T Shares	1,258,668	12,025,332
Net Increase/(Decrease) from Capital Share Transactions	39,709,430	91,378,657
Net Increase/(Decrease) in Net Assets	18,321,826	224,072,470
Net Assets:
Beginning of period	877,904,226	653,831,756
End of period	$896,226,052	$877,904,226

See Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson Global Real Estate Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.65	$12.18	$13.00	$11.68	$11.28	$10.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.32	0.18	0.18	0.18	0.19
Net realized and unrealized gain/(loss)	0.34	2.38	(0.49)	1.72	0.68	0.65
Total from Investment Operations	0.39	2.70	(0.31)	1.90	0.86	0.84
Less Dividends and Distributions:
Dividends (from net investment income)	(0.33)	(0.23)	(0.37)	(0.36)	(0.46)	(0.33)
Distributions (from capital gains)	(0.40)	—	(0.14)	(0.22)	—	(0.11)
Total Dividends and Distributions	(0.73)	(0.23)	(0.51)	(0.58)	(0.46)	(0.44)
Net Asset Value, End of Period	$14.31	$14.65	$12.18	$13.00	$11.68	$11.28
Total Return*	2.54%	22.32%	(2.53)%	17.12%	7.76%	8.16%
Net Assets, End of Period (in thousands)	$16,187	$15,294	$9,857	$9,167	$5,828	$4,675
Average Net Assets for the Period (in thousands)	$15,927	$12,864	$11,509	$7,245	$5,093	$7,879
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.25%	1.23%	1.25%	1.36%	1.26%	1.15%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.25%	1.23%	1.25%	1.35%	1.26%	1.15%
Ratio of Net Investment Income/(Loss)	0.67%	2.25%	1.42%	1.46%	1.60%	1.77%
Portfolio Turnover Rate	32%	77%	69%	61%	78%	72%

Class C Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.34	$11.98	$12.81	$11.53	$11.14	$10.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	—(2)	0.18	0.08	0.09	0.10	0.11
Net realized and unrealized gain/(loss)	0.32	2.37	(0.49)	1.69	0.67	0.64
Total from Investment Operations	0.32	2.55	(0.41)	1.78	0.77	0.75
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(0.19)	(0.28)	(0.28)	(0.38)	(0.27)
Distributions (from capital gains)	(0.40)	—	(0.14)	(0.22)	—	(0.11)
Total Dividends and Distributions	(0.69)	(0.19)	(0.42)	(0.50)	(0.38)	(0.38)
Net Asset Value, End of Period	$13.97	$14.34	$11.98	$12.81	$11.53	$11.14
Total Return*	2.14%	21.34%	(3.33)%	16.19%	7.01%	7.34%
Net Assets, End of Period (in thousands)	$6,893	$6,766	$5,908	$8,020	$6,970	$6,432
Average Net Assets for the Period (in thousands)	$6,921	$6,420	$7,522	$7,211	$6,717	$6,520
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.95%	2.03%	2.03%	2.09%	2.00%	1.88%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.95%	2.03%	2.03%	2.09%	2.00%	1.88%
Ratio of Net Investment Income/(Loss)	(0.04)%	1.31%	0.65%	0.73%	0.84%	1.01%
Portfolio Turnover Rate	32%	77%	69%	61%	78%	72%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Real Estate Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.77	$12.26	$13.09	$11.76	$11.35	$10.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.34	0.20	0.20	0.20	0.20
Net realized and unrealized gain/(loss)	0.34	2.41	(0.50)	1.73	0.69	0.66
Total from Investment Operations	0.40	2.75	(0.30)	1.93	0.89	0.86
Less Dividends and Distributions:
Dividends (from net investment income)	(0.34)	(0.24)	(0.39)	(0.38)	(0.48)	(0.37)
Distributions (from capital gains)	(0.40)	—	(0.14)	(0.22)	—	(0.11)
Total Dividends and Distributions	(0.74)	(0.24)	(0.53)	(0.60)	(0.48)	(0.48)
Net Asset Value, End of Period	$14.43	$14.77	$12.26	$13.09	$11.76	$11.35
Total Return*	2.61%	22.59%	(2.39)%	17.31%	7.98%	8.26%
Net Assets, End of Period (in thousands)	$62,660	$58,872	$42,584	$46,239	$36,579	$35,330
Average Net Assets for the Period (in thousands)	$61,493	$49,730	$47,764	$39,590	$35,963	$36,226
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.06%	1.06%	1.08%	1.16%	1.08%	0.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.06%	1.06%	1.08%	1.16%	1.08%	0.98%
Ratio of Net Investment Income/(Loss)	0.86%	2.41%	1.62%	1.65%	1.75%	1.87%
Portfolio Turnover Rate	32%	77%	69%	61%	78%	72%

Class I Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.75	$12.25	$13.08	$11.75	$11.33	$10.95
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.34	0.22	0.20	0.22	0.22
Net realized and unrealized gain/(loss)	0.34	2.41	(0.51)	1.74	0.69	0.65
Total from Investment Operations	0.41	2.75	(0.29)	1.94	0.91	0.87
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.25)	(0.40)	(0.39)	(0.49)	(0.38)
Distributions (from capital gains)	(0.40)	—	(0.14)	(0.22)	—	(0.11)
Total Dividends and Distributions	(0.75)	(0.25)	(0.54)	(0.61)	(0.49)	(0.49)
Net Asset Value, End of Period	$14.41	$14.75	$12.25	$13.08	$11.75	$11.33
Total Return*	2.64%	22.56%	(2.31)%	17.41%	8.21%	8.39%
Net Assets, End of Period (in thousands)	$569,003	$551,129	$408,928	$211,998	$147,863	$114,658
Average Net Assets for the Period (in thousands)	$567,709	$484,077	$291,765	$186,262	$120,270	$110,825
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.02%	1.00%	1.02%	1.09%	0.96%	0.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.02%	1.00%	1.02%	1.09%	0.96%	0.87%
Ratio of Net Investment Income/(Loss)	0.89%	2.44%	1.83%	1.68%	1.91%	2.00%
Portfolio Turnover Rate	32%	77%	69%	61%	78%	72%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson Global Real Estate Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018(1)
Net Asset Value, Beginning of Period	$14.76	$12.24	$13.07	$11.75	$11.81
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.07	0.35	0.23	0.27	0.17
Net realized and unrealized gain/(loss)	0.34	2.42	(0.51)	1.67	(0.10)
Total from Investment Operations	0.41	2.77	(0.28)	1.94	0.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.25)	(0.41)	(0.40)	(0.13)
Distributions (from capital gains)	(0.40)	—	(0.14)	(0.22)	—
Total Dividends and Distributions	(0.75)	(0.25)	(0.55)	(0.62)	(0.13)
Net Asset Value, End of Period	$14.42	$14.76	$12.24	$13.07	$11.75
Total Return*	2.69%	22.80%	(2.22)%	17.43%	0.59%
Net Assets, End of Period (in thousands)	$111,258	$114,928	$88,550	$71,472	$35,316
Average Net Assets for the Period (in thousands)	$114,807	$104,011	$80,627	$34,671	$28,132
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.90%	0.92%	0.99%	0.93%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.90%	0.92%	0.99%	0.93%
Ratio of Net Investment Income/(Loss)	0.98%	2.49%	1.84%	2.28%	2.14%
Portfolio Turnover Rate	32%	77%	69%	61%	78%

Class S Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.59	$12.15	$12.97	$11.66	$11.26	$10.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.04	0.29	0.16	0.15	0.16	0.17
Net realized and unrealized gain/(loss)	0.34	2.37	(0.49)	1.72	0.67	0.65
Total from Investment Operations	0.38	2.66	(0.33)	1.87	0.83	0.82
Less Dividends and Distributions:
Dividends (from net investment income)	(0.32)	(0.22)	(0.35)	(0.34)	(0.43)	(0.33)
Distributions (from capital gains)	(0.40)	—	(0.14)	(0.22)	—	(0.11)
Total Dividends and Distributions	(0.72)	(0.22)	(0.49)	(0.56)	(0.43)	(0.44)
Net Asset Value, End of Period	$14.25	$14.59	$12.15	$12.97	$11.66	$11.26
Total Return*	2.46%	22.03%	(2.69)%	16.86%	7.56%	7.95%
Net Assets, End of Period (in thousands)	$10,122	$9,178	$6,692	$5,177	$2,464	$2,662
Average Net Assets for the Period (in thousands)	$9,693	$7,647	$6,265	$3,433	$2,615	$2,928
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.44%	1.43%	1.46%	1.57%	1.45%	1.30%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.43%	1.43%	1.46%	1.53%	1.45%	1.30%
Ratio of Net Investment Income/(Loss)	0.50%	2.06%	1.30%	1.28%	1.35%	1.56%
Portfolio Turnover Rate	32%	77%	69%	61%	78%	72%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from January 26, 2018 (inception date) through September 30, 2018.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Real Estate Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.75	$12.25	$13.08	$11.75	$11.34	$10.95
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.32	0.19	0.19	0.19	0.20
Net realized and unrealized gain/(loss)	0.34	2.42	(0.50)	1.74	0.69	0.66
Total from Investment Operations	0.39	2.74	(0.31)	1.93	0.88	0.86
Less Dividends and Distributions:
Dividends (from net investment income)	(0.34)	(0.24)	(0.38)	(0.38)	(0.47)	(0.36)
Distributions (from capital gains)	(0.40)	—	(0.14)	(0.22)	—	(0.11)
Total Dividends and Distributions	(0.74)	(0.24)	(0.52)	(0.60)	(0.47)	(0.47)
Net Asset Value, End of Period	$14.40	$14.75	$12.25	$13.08	$11.75	$11.34
Total Return*	2.50%	22.49%	(2.47)%	17.27%	7.90%	8.29%
Net Assets, End of Period (in thousands)	$120,103	$121,737	$91,313	$80,573	$43,490	$53,339
Average Net Assets for the Period (in thousands)	$122,957	$107,523	$95,019	$54,353	$51,128	$55,685
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.16%	1.14%	1.16%	1.23%	1.14%	1.04%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.15%	1.14%	1.16%	1.23%	1.14%	1.04%
Ratio of Net Investment Income/(Loss)	0.74%	2.30%	1.57%	1.59%	1.64%	1.84%
Portfolio Turnover Rate	32%	77%	69%	61%	78%	72%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Real Estate Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct

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Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency

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Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as

22	MARCH 31, 2022

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

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Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$3,034,385	$—	$(3,034,385)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash

24	MARCH 31, 2022

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $3,034,385. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2022 is $3,107,055, resulting in the net amount due to the counterparty of $72,670.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.

The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.75%, and the Fund’s benchmark index used in the calculation is the FTSE EPRA Nareit Global Index.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±4.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2022, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.85%.

Janus Investment Fund	25

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees (if applicable), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.91% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on January 28, 2022. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

26	MARCH 31, 2022

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Janus Investment Fund	27

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $3,588.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended March 31, 2022.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class C Shares paid CDSCs of $177.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 780,446,412	$149,094,065	$(29,095,192)	$ 119,998,873

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Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	140,293	$ 2,046,918	416,186	$ 5,829,137
Reinvested dividends and distributions	44,688	656,301	13,023	180,706
Shares repurchased	(97,412)	(1,422,605)	(194,664)	(2,695,389)
Net Increase/(Decrease)	87,569	$ 1,280,614	234,545	$ 3,314,454
Class C Shares:
Shares sold	40,857	$ 585,972	204,019	$ 2,734,463
Reinvested dividends and distributions	20,414	293,144	5,850	79,612
Shares repurchased	(39,785)	(572,162)	(231,177)	(3,044,193)
Net Increase/(Decrease)	21,486	$ 306,954	(21,308)	$ (230,118)
Class D Shares:
Shares sold	591,287	$ 8,762,048	1,214,758	$ 17,785,841
Reinvested dividends and distributions	199,152	2,948,064	61,609	859,013
Shares repurchased	(433,562)	(6,334,088)	(762,784)	(10,523,783)
Net Increase/(Decrease)	356,877	$ 5,376,024	513,583	$ 8,121,071
Class I Shares:
Shares sold	6,447,740	$94,722,558	13,964,809	$195,161,807
Reinvested dividends and distributions	1,716,961	25,380,740	547,064	7,610,971
Shares repurchased	(6,038,235)	(88,709,459)	(10,548,274)	(143,950,641)
Net Increase/(Decrease)	2,126,466	$31,393,839	3,963,599	$ 58,822,137
Class N Shares:
Shares sold	907,448	$13,220,407	2,375,838	$ 32,887,203
Reinvested dividends and distributions	261,366	3,865,890	76,598	1,077,336
Shares repurchased	(1,238,809)	(18,183,322)	(1,897,809)	(25,900,077)
Net Increase/(Decrease)	(69,995)	$ (1,097,025)	554,627	$ 8,064,462
Class S Shares:
Shares sold	132,597	$ 1,952,066	257,001	$ 3,663,716
Reinvested dividends and distributions	31,248	457,128	9,077	125,581
Shares repurchased	(82,314)	(1,218,838)	(188,196)	(2,527,978)
Net Increase/(Decrease)	81,531	$ 1,190,356	77,882	$ 1,261,319
Class T Shares:
Shares sold	752,556	$11,179,332	3,327,595	$ 47,129,030
Reinvested dividends and distributions	404,790	5,984,702	130,475	1,816,882
Shares repurchased	(1,074,958)	(15,905,366)	(2,656,538)	(36,920,580)
Net Increase/(Decrease)	82,388	$ 1,258,668	801,532	$ 12,025,332

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$280,305,019	$ 284,986,708	$ -	$ -

Janus Investment Fund	29

Janus Henderson Global Real Estate Fund

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

30	MARCH 31, 2022

Janus Henderson Global Real Estate Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

Janus Investment Fund	31

Janus Henderson Global Real Estate Fund

Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

32	MARCH 31, 2022

Janus Henderson Global Real Estate Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

Janus Investment Fund	33

Janus Henderson Global Real Estate Fund

Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

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Janus Henderson Global Real Estate Fund

Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Global Real Estate Fund

Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

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Janus Henderson Global Real Estate Fund

Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

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Janus Henderson Global Real Estate Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

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Janus Henderson Global Real Estate Fund

Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

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Janus Henderson Global Real Estate Fund

Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

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Janus Henderson Global Real Estate Fund

Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

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Janus Henderson Global Real Estate Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Janus Henderson Global Real Estate Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

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Janus Henderson Global Real Estate Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

44	MARCH 31, 2022

Janus Henderson Global Real Estate Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93044 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Global Research Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Research Fund

FUND SNAPSHOT

By investing in the best ideas from each global research sector team, this global large-cap growth fund seeks long-term growth of capital with volatility similar to its peers. Our analysts scour the globe to identify industry-leading companies with brand power, enduring business models and strong competitive positioning.

Team-Based Approach Led by Matthew Peron, Director of Centralized Equity Research

Janus Henderson Global Research Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Canadian Natural Resources Ltd	1.11%	0.55%	Netflix Inc	1.23%	-0.46%
Teck Resources Ltd	0.98%	0.47%	Roku Inc	0.41%	-0.41%
Liberty Media Corp-Liberty Formula One	1.22%	0.35%	Alstom SA	0.76%	-0.39%
ConocoPhillips	0.96%	0.30%	Entain PLC	1.13%	-0.37%
Suncor Energy Inc	0.68%	0.28%	Snap Inc	0.44%	-0.36%

	3 Top Contributors - Sectors*
		Relative	Fund	MSCI World Index
		Contribution	Average Weight	Average Weight
	Energy	0.67%	6.43%	6.31%
	Healthcare	0.43%	12.76%	12.54%
	Other**	0.02%	0.18%	0.00%

	5 Top Detractors - Sectors*
		Relative	Fund	MSCI World Index
		Contribution	Average Weight	Average Weight
	Communications	-1.45%	9.75%	9.93%
	Industrials	-1.37%	16.93%	17.13%
	Financials	-1.29%	18.38%	18.40%
	Consumer	-0.62%	15.80%	15.85%
	Technology	-0.23%	19.77%	19.81%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	The sectors listed above reflect those covered by the six analyst teams who comprise the Janus Henderson Research Team.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Global Research Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	5.1%
Apple Inc
Technology Hardware, Storage & Peripherals	4.1%
Alphabet Inc - Class C
Interactive Media & Services	3.7%
Amazon.com Inc
Internet & Direct Marketing Retail	3.4%
ASML Holding NV
Semiconductor & Semiconductor Equipment	2.6%
18.9%

Asset Allocation - (% of Net Assets)
Common Stocks	99.4%
Investment Companies	0.3%
Preferred Stocks	0.3%
Investments Purchased with Cash Collateral from Securities Lending	0.0%
Other	0.0%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Global Research Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	-2.11%	5.99%	12.76%	10.11%	9.55%	1.17%
Class A Shares at MOP	-7.73%	-0.10%	11.43%	9.46%	9.18%
Class C Shares at NAV	-2.43%	5.31%	12.03%	9.33%	8.75%	1.86%
Class C Shares at CDSC	-3.30%	4.37%	12.03%	9.33%	8.75%
Class D Shares	-1.96%	6.32%	13.11%	10.39%	9.74%	0.86%
Class I Shares	-1.94%	6.38%	13.20%	10.48%	9.82%	0.79%
Class N Shares	-1.91%	6.45%	13.24%	10.42%	9.75%	0.73%
Class R Shares	-2.28%	5.64%	12.39%	9.74%	9.17%	1.50%
Class S Shares	-2.16%	5.91%	12.71%	10.01%	9.39%	1.22%
Class T Shares	-2.01%	6.21%	13.00%	10.31%	9.68%	0.97%
MSCI World Index	2.21%	10.12%	12.42%	10.88%	7.82%
MSCI All Country World Index	0.96%	7.28%	11.64%	10.00%	7.58%
Morningstar Quartile - Class T Shares	-	1st	3rd	3rd	1st
Morningstar Ranking - based on total returns for World Large Stock Funds	-	38/362	173/301	182/228	40/161

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Janus Investment Fund	3

Janus Henderson Global Research Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on August 4, 2017. Performance shown for periods prior to August 4, 2017, reflects the performance for the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

Class R Shares commenced operations on March 15, 2013. Performance shown for periods prior to March 15, 2013 reflects the historical performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – February 25, 2005

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2022

Janus Henderson Global Research Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$978.90	$5.38	$1,000.00	$1,019.50	$5.49	1.09%
Class C Shares	$1,000.00	$975.70	$8.57	$1,000.00	$1,016.26	$8.75	1.74%
Class D Shares	$1,000.00	$980.40	$3.95	$1,000.00	$1,020.94	$4.03	0.80%
Class I Shares	$1,000.00	$980.60	$3.65	$1,000.00	$1,021.24	$3.73	0.74%
Class N Shares	$1,000.00	$980.90	$3.31	$1,000.00	$1,021.59	$3.38	0.67%
Class R Shares	$1,000.00	$977.20	$7.10	$1,000.00	$1,017.75	$7.24	1.44%
Class S Shares	$1,000.00	$978.40	$5.77	$1,000.00	$1,019.10	$5.89	1.17%
Class T Shares	$1,000.00	$979.90	$4.39	$1,000.00	$1,020.49	$4.48	0.89%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 99.4%
Aerospace & Defense – 1.0%
Airbus SE*	282,234	$34,109,904
Air Freight & Logistics – 1.4%
United Parcel Service Inc	212,809	45,639,018
Airlines – 0.5%
Ryanair Holdings PLC (ADR)*	204,379	17,805,498
Auto Components – 0.8%
Aptiv PLC*	213,232	25,526,003
Banks – 4.9%
BNP Paribas SA	468,252	26,657,292
Citigroup Inc	483,315	25,809,021
HDFC Bank Ltd	512,908	9,900,279
JPMorgan Chase & Co	505,554	68,917,121
Toronto-Dominion Bank/The	366,024	29,044,736
		160,328,449
Beverages – 3.7%
Constellation Brands Inc	294,172	67,753,695
Pernod Ricard SA	243,652	53,430,867
		121,184,562
Biotechnology – 2.5%
AbbVie Inc	268,640	43,549,230
Ascendis Pharma A/S (ADR)*	63,291	7,427,832
Sarepta Therapeutics Inc*	105,183	8,216,896
Vertex Pharmaceuticals Inc*	84,014	21,925,134
		81,119,092
Building Products – 1.7%
Assa Abloy AB	1,043,692	28,155,080
Daikin Industries Ltd	144,800	26,368,777
		54,523,857
Capital Markets – 4.2%
Blackstone Group Inc	237,231	30,114,103
Charles Schwab Corp	356,061	30,019,503
London Stock Exchange Group PLC	107,664	11,246,174
LPL Financial Holdings Inc	88,663	16,196,957
Morgan Stanley	376,351	32,893,077
State Street Corp	220,049	19,170,669
		139,640,483
Chemicals – 0.9%
Sherwin-Williams Co	116,920	29,185,570
Consumer Finance – 1.4%
Capital One Financial Corp	147,339	19,344,137
Nexi SpA (144A)*	918,537	10,608,622
OneMain Holdings Inc	325,133	15,414,556
		45,367,315
Diversified Financial Services – 0.7%
Apollo Global Management Inc	381,444	23,645,714
Electric Utilities – 0.2%
NextEra Energy Inc	83,147	7,043,382
Electronic Equipment, Instruments & Components – 1.3%
Hexagon AB - Class B	3,061,509	42,972,585
Entertainment – 2.4%
Liberty Media Corp-Liberty Formula One*	698,733	48,799,513
Nintendo Co Ltd	29,300	14,786,120
Sea Ltd (ADR)*	129,996	15,572,221
		79,157,854
Equity Real Estate Investment Trusts (REITs) – 0.6%
American Tower Corp	77,035	19,352,733
Health Care Equipment & Supplies – 3.2%
Abbott Laboratories	104,035	12,313,583
Boston Scientific Corp*	655,163	29,017,169

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Equipment & Supplies– (continued)
Danaher Corp	34,253	$10,047,432
Dentsply Sirona Inc	215,966	10,629,846
DexCom Inc*	23,463	12,003,671
Edwards Lifesciences Corp*	156,063	18,371,736
Stryker Corp	49,704	13,288,364
		105,671,801
Health Care Providers & Services – 1.6%
Centene Corp*	237,540	19,998,493
Humana Inc	51,973	22,617,090
UnitedHealth Group Inc	20,532	10,470,704
		53,086,287
Hotels, Restaurants & Leisure – 2.6%
Entain PLC*	1,635,955	35,082,244
McDonald's Corp	136,589	33,775,728
Sands China Ltd*	6,992,800	16,783,852
		85,641,824
Independent Power and Renewable Electricity Producers – 1.3%
NRG Energy Inc	627,860	24,084,710
Vistra Energy Corp	829,259	19,280,272
		43,364,982
Information Technology Services – 4.6%
Fidelity National Information Services Inc	221,454	22,238,411
Global Payments Inc	152,946	20,929,131
Mastercard Inc	158,073	56,492,129
Visa Inc	238,605	52,915,431
		152,575,102
Insurance – 2.3%
AIA Group Ltd	1,800,700	18,853,031
Aon PLC - Class A	48,680	15,851,668
Beazley PLC	1,057,327	5,807,096
Progressive Corp/The	202,775	23,114,322
Prudential PLC	743,001	10,973,395
		74,599,512
Interactive Media & Services – 6.0%
Alphabet Inc - Class C*	43,832	122,422,338
Facebook Inc*	212,283	47,203,248
Match Group Inc*	142,349	15,479,030
Tencent Holdings Ltd	282,000	13,303,969
		198,408,585
Internet & Direct Marketing Retail – 5.2%
Amazon.com Inc*	34,220	111,555,489
Booking Holdings Inc*	13,710	32,197,249
JD.Com Inc - Class A*	13,428	393,292
MercadoLibre Inc*	22,844	27,172,481
		171,318,511
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific Inc	49,279	29,106,641
Machinery – 3.9%
Alstom SA	1,351,267	31,495,075
Atlas Copco AB	439,693	22,830,334
Deere & Co	84,885	35,266,322
Parker-Hannifin Corp	103,710	29,428,750
Sany Heavy Industry Co Ltd	4,001,398	10,967,221
		129,987,702
Metals & Mining – 2.7%
Freeport-McMoRan Inc	486,494	24,198,212
Rio Tinto PLC	289,278	22,942,966

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Metals & Mining– (continued)
Teck Resources Ltd	1,057,981	$42,725,505
		89,866,683
Multi-Utilities – 0.2%
RWE AG	177,358	7,734,989
Oil, Gas & Consumable Fuels – 5.3%
Canadian Natural Resources Ltd	712,454	44,120,851
Cheniere Energy Inc	78,076	10,825,237
ConocoPhillips	347,410	34,741,000
EOG Resources Inc	184,306	21,974,804
Marathon Petroleum Corp	371,351	31,750,510
Suncor Energy Inc	784,823	25,553,837
Total SE	102,081	5,178,745
		174,144,984
Personal Products – 1.1%
Unilever PLC	832,093	37,658,995
Pharmaceuticals – 5.1%
AstraZeneca PLC	348,845	46,252,116
Catalent Inc*	194,170	21,533,453
Eli Lilly & Co	39,010	11,171,294
Horizon Therapeutics PLC*	148,154	15,587,282
Novartis AG	319,825	28,053,675
Roche Holding AG	76,342	30,196,278
Sanofi	161,500	16,468,180
		169,262,278
Road & Rail – 1.0%
Full Truck Alliance Co (ADR)*,#	1,161,374	7,746,365
Uber Technologies Inc*	667,568	23,818,826
		31,565,191
Semiconductor & Semiconductor Equipment – 8.0%
Advanced Micro Devices Inc*	229,170	25,057,448
ASML Holding NV	128,510	85,704,238
Lam Research Corp	28,434	15,286,403
Marvell Technology Inc	335,563	24,063,223
NVIDIA Corp	251,766	68,696,871
Taiwan Semiconductor Manufacturing Co Ltd	1,721,000	35,588,775
Texas Instruments Inc	48,298	8,861,717
		263,258,675
Software – 7.8%
Adobe Inc*	12,398	5,648,777
Atlassian Corp PLC - Class A*	29,194	8,578,073
Autodesk Inc*	47,428	10,166,192
Microsoft Corp	550,467	169,714,481
ServiceNow Inc*	16,655	9,275,003
Synopsys Inc*	72,598	24,194,735
Workday Inc - Class A*	120,612	28,881,749
		256,459,010
Technology Hardware, Storage & Peripherals – 4.1%
Apple Inc	774,854	135,297,257
Textiles, Apparel & Luxury Goods – 1.8%
adidas AG	89,788	20,964,061
Moncler SpA	120,923	6,733,241
NIKE Inc - Class B	226,055	30,417,961
		58,115,263
Trading Companies & Distributors – 1.9%
Ferguson PLC	459,807	62,402,539
Wireless Telecommunication Services – 0.6%
T-Mobile US Inc*	161,593	20,740,462
Total Common Stocks (cost $2,197,738,253)		3,276,869,292

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Preferred Stocks– 0.3%
Health Care Providers & Services – 0.3%
API Holdings Private Ltd PP*,¢,§((cost $9,401,252)	12,941,830	$9,161,380
Investment Companies– 0.3%
Money Markets – 0.3%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $9,764,882)	9,763,906	9,764,882
Investments Purchased with Cash Collateral from Securities Lending– 0%
Time Deposits – 0%
Royal Bank of Canada, 0.2900%, 4/1/22((cost $458,025)	$458,025	458,025
Total Investments (total cost $2,217,362,412) – 100.0%		3,296,253,579
Cash, Receivables and Other Assets, net of Liabilities – 0%		1,240,715
Net Assets – 100%		$3,297,494,294

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,293,143,332	69.6%
France	167,340,063	5.1
Canada	141,444,929	4.3
United Kingdom	132,303,991	4.0
Netherlands	123,363,233	3.7
Sweden	93,957,999	2.8
Switzerland	58,249,953	1.8
Taiwan	51,160,996	1.6
Japan	41,154,897	1.2
Hong Kong	35,636,883	1.1
China	32,410,847	1.0
Germany	28,699,050	0.9
Argentina	27,172,481	0.8
India	19,061,659	0.6
Ireland	17,805,498	0.5
Italy	17,341,863	0.5
Australia	8,578,073	0.3
Denmark	7,427,832	0.2

Total	$3,296,253,579	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$3,123	$-	$-	$9,764,882
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	15,331∆	-	-	-
Total Affiliated Investments - 0.3%	$18,454	$-	$-	$9,764,882

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	-	115,103,951	(105,339,069)	9,764,882
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	8,814,292	125,368,824	(134,183,116)	-

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2022

Janus Henderson Global Research Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.
MSCI World IndexSM	MSCI World IndexSM reflects the equity market performance of global developed markets.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $10,608,622, which represents 0.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2022 is $9,161,380, which represents 0.3% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2022)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd PP	9/27/21	$9,401,252	$9,161,380	0.3%

The Fund has registration rights for certain restricted securities held as of March 31, 2022. The issuer incurs all registration costs.

Janus Investment Fund	11

Janus Henderson Global Research Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$-	$34,109,904	$-
Banks	123,770,878	36,557,571	-
Beverages	67,753,695	53,430,867	-
Building Products	-	54,523,857	-
Capital Markets	128,394,309	11,246,174	-
Consumer Finance	34,758,693	10,608,622	-
Electronic Equipment, Instruments & Components	-	42,972,585	-
Entertainment	64,371,734	14,786,120	-
Hotels, Restaurants & Leisure	33,775,728	51,866,096	-
Insurance	38,965,990	35,633,522	-
Interactive Media & Services	185,104,616	13,303,969	-
Internet & Direct Marketing Retail	170,925,219	393,292	-
Machinery	64,695,072	65,292,630	-
Metals & Mining	66,923,717	22,942,966	-
Multi-Utilities	-	7,734,989	-
Oil, Gas & Consumable Fuels	168,966,239	5,178,745	-
Personal Products	-	37,658,995	-
Pharmaceuticals	48,292,029	120,970,249	-
Semiconductor & Semiconductor Equipment	141,965,662	121,293,013	-
Textiles, Apparel & Luxury Goods	30,417,961	27,697,302	-
Trading Companies & Distributors	-	62,402,539	-
All Other	1,077,183,743	-	-
Preferred Stocks	-	-	9,161,380
Investment Companies	-	9,764,882	-
Investments Purchased with Cash Collateral from Securities Lending	-	458,025	-
Total Assets	$2,446,265,285	$840,826,914	$9,161,380

12	MARCH 31, 2022

Janus Henderson Global Research Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $2,207,597,530)(1)	$3,286,488,697
Affiliated investments, at value (cost $9,764,882)	9,764,882
Cash denominated in foreign currency (cost $5)	5
Non-interested Trustees' deferred compensation	90,556
Receivables:
Investments sold	13,261,811
Fund shares sold	4,866,805
Dividends	3,218,268
Foreign tax reclaims	1,409,349
Dividends from affiliates	1,993
Other assets	29,028
Total Assets	3,319,131,394
Liabilities:
Due to custodian	340
Collateral for securities loaned (Note 2)	458,025
Payables:	—
Investments purchased	13,368,661
Fund shares repurchased	5,411,623
Advisory fees	1,501,253
Transfer agent fees and expenses	495,338
Non-interested Trustees' deferred compensation fees	90,556
Professional fees	35,647
12b-1 Distribution and shareholder servicing fees	15,902
Non-interested Trustees' fees and expenses	12,438
Affiliated fund administration fees payable	6,795
Foreign tax liability	2,934
Custodian fees	829
Accrued expenses and other payables	236,759
Total Liabilities	21,637,100
Net Assets	$3,297,494,294

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Research Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,052,212,274
Total distributable earnings (loss) (includes $2,934 of foreign capital gains tax)	1,245,282,020
Total Net Assets	$3,297,494,294
Net Assets - Class A Shares	$21,533,352
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	222,890
Net Asset Value Per Share(2)	$96.61
Maximum Offering Price Per Share(3)	$102.50
Net Assets - Class C Shares	$4,254,386
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	45,792
Net Asset Value Per Share(2)	$92.91
Net Assets - Class D Shares	$1,863,184,437
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	19,545,188
Net Asset Value Per Share	$95.33
Net Assets - Class I Shares	$131,151,127
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,350,511
Net Asset Value Per Share	$97.11
Net Assets - Class N Shares	$36,488,503
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	383,473
Net Asset Value Per Share	$95.15
Net Assets - Class R Shares	$9,937,598
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	104,464
Net Asset Value Per Share	$95.13
Net Assets - Class S Shares	$19,150,600
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	197,683
Net Asset Value Per Share	$96.88
Net Assets - Class T Shares	$1,211,794,291
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,733,114
Net Asset Value Per Share	$95.17

(1) Includes $394,197 of securities on loan. See Note 2 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson Global Research Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

See footnotes at the end of the Statement.

Investment Income:
Dividends	$23,318,326
Non-cash dividends	489,557
Affiliated securities lending income, net	15,331
Dividends from affiliates	3,123
Unaffiliated securities lending income, net	790
Other income	3
Foreign tax withheld	(866,908)
Total Investment Income	22,960,222
Expenses:
Advisory fees	11,043,437
12b-1 Distribution and shareholder servicing fees:
Class A Shares	29,484
Class C Shares	20,794
Class R Shares	24,884
Class S Shares	26,510
Transfer agent administrative fees and expenses:
Class D Shares	1,087,664
Class R Shares	12,433
Class S Shares	26,577
Class T Shares	1,602,150
Transfer agent networking and omnibus fees:
Class A Shares	18,265
Class C Shares	1,640
Class I Shares	48,295
Other transfer agent fees and expenses:
Class A Shares	772
Class C Shares	121
Class D Shares	145,356
Class I Shares	3,273
Class N Shares	761
Class R Shares	66
Class S Shares	167
Class T Shares	6,801
Shareholder reports expense	123,465
Registration fees	91,617
Custodian fees	60,909
Affiliated fund administration fees	43,416
Professional fees	35,396
Non-interested Trustees’ fees and expenses	29,932
Other expenses	130,301
Total Expenses	14,614,486
Less: Excess Expense Reimbursement and Waivers	(109,094)
Net Expenses	14,505,392
Net Investment Income/(Loss)	8,454,830

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Research Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$173,689,044
Total Net Realized Gain/(Loss) on Investments	173,689,044
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation (net of decrease in deferred foreign taxes of $484,984)	(246,134,471)
Total Change in Unrealized Net Appreciation/Depreciation	(246,134,471)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(63,990,597)

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson Global Research Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$8,454,830	$16,954,198
Net realized gain/(loss) on investments	173,689,044	366,009,950
Change in unrealized net appreciation/depreciation	(246,134,471)	411,833,902
Net Increase/(Decrease) in Net Assets Resulting from Operations	(63,990,597)	794,798,050
Dividends and Distributions to Shareholders:
Class A Shares	(2,432,950)	(837,329)
Class C Shares	(478,940)	(183,533)
Class D Shares	(212,599,273)	(65,556,809)
Class I Shares	(15,452,023)	(5,229,791)
Class N Shares	(4,330,870)	(1,659,352)
Class R Shares	(1,035,016)	(268,840)
Class S Shares	(2,106,969)	(752,697)
Class T Shares	(139,551,040)	(43,456,205)
Net Decrease from Dividends and Distributions to Shareholders	(377,987,081)	(117,944,556)
Capital Share Transactions:
Class A Shares	153,730	(4,020,585)
Class C Shares	346,815	(1,534,613)
Class D Shares	153,246,899	(21,083,449)
Class I Shares	3,227,521	(19,497,565)
Class N Shares	(2,146,166)	(6,237,164)
Class R Shares	1,482,062	228,904
Class S Shares	(2,685,303)	(111,942,696)
Class T Shares	67,180,659	(2,733,097)
Net Increase/(Decrease) from Capital Share Transactions	220,806,217	(166,820,265)
Net Increase/(Decrease) in Net Assets	(221,171,461)	510,033,229
Net Assets:
Beginning of period	3,518,665,755	3,008,632,526
End of period	$3,297,494,294	$3,518,665,755

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Research Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$110.18	$89.60	$81.67	$85.80	$76.26	$64.32
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.23	0.31	0.65	0.57	0.44
Net realized and unrealized gain/(loss)	(2.10)	23.77	11.47	(0.20)	9.25	11.82
Total from Investment Operations	(1.98)	24.00	11.78	0.45	9.82	12.26
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.16)	(0.61)	(0.46)	(0.28)	(0.32)
Distributions (from capital gains)	(11.43)	(3.26)	(3.24)	(4.12)	—	—
Total Dividends and Distributions	(11.59)	(3.42)	(3.85)	(4.58)	(0.28)	(0.32)
Net Asset Value, End of Period	$96.61	$110.18	$89.60	$81.67	$85.80	$76.26
Total Return*	(2.11)%	27.28%	14.71%	1.43%	12.90%	19.16%
Net Assets, End of Period (in thousands)	$21,533	$24,310	$23,470	$18,247	$16,478	$15,642
Average Net Assets for the Period (in thousands)	$23,652	$24,438	$19,926	$17,274	$15,685	$16,679
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.09%	1.17%	1.21%	1.32%	1.14%	1.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.17%	1.20%	1.16%	1.00%	1.04%
Ratio of Net Investment Income/(Loss)	0.23%	0.23%	0.37%	0.83%	0.70%	0.64%
Portfolio Turnover Rate	17%	25%	34%	35%	32%	48%

Class C Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$106.56	$87.19	$79.50	$83.65	$74.57	$62.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.21)	(0.45)	(0.22)	0.13	0.04	0.04
Net realized and unrealized gain/(loss)	(2.01)	23.08	11.15	(0.16)	9.04	11.56
Total from Investment Operations	(2.22)	22.63	10.93	(0.03)	9.08	11.60
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(11.43)	(3.26)	(3.24)	(4.12)	—	—
Total Dividends and Distributions	(11.43)	(3.26)	(3.24)	(4.12)	—	—
Net Asset Value, End of Period	$92.91	$106.56	$87.19	$79.50	$83.65	$74.57
Total Return*	(2.42)%	26.42%	13.98%	0.78%	12.18%	18.42%
Net Assets, End of Period (in thousands)	$4,254	$4,491	$5,005	$5,564	$7,746	$8,954
Average Net Assets for the Period (in thousands)	$4,463	$4,880	$5,323	$6,303	$8,343	$9,330
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.74%	1.85%	1.84%	1.80%	1.64%	1.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.74%	1.85%	1.84%	1.80%	1.64%	1.67%
Ratio of Net Investment Income/(Loss)	(0.42)%	(0.45)%	(0.27)%	0.17%	0.05%	0.06%
Portfolio Turnover Rate	17%	25%	34%	35%	32%	48%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson Global Research Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$109.10	$88.69	$80.85	$84.93	$75.50	$63.68
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.56	0.55	0.88	0.82	0.69
Net realized and unrealized gain/(loss)	(2.06)	23.50	11.36	(0.21)	9.14	11.65
Total from Investment Operations	(1.79)	24.06	11.91	0.67	9.96	12.34
Less Dividends and Distributions:
Dividends (from net investment income)	(0.55)	(0.39)	(0.83)	(0.63)	(0.53)	(0.52)
Distributions (from capital gains)	(11.43)	(3.26)	(3.24)	(4.12)	—	—
Total Dividends and Distributions	(11.98)	(3.65)	(4.07)	(4.75)	(0.53)	(0.52)
Net Asset Value, End of Period	$95.33	$109.10	$88.69	$80.85	$84.93	$75.50
Total Return*	(1.96)%	27.68%	15.06%	1.76%	13.25%	19.54%
Net Assets, End of Period (in thousands)	$1,863,184	$1,959,177	$1,607,701	$1,493,928	$1,564,083	$1,461,778
Average Net Assets for the Period (in thousands)	$1,956,272	$1,873,058	$1,511,011	$1,463,525	$1,527,522	$1,362,959
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%	0.86%	0.89%	0.83%	0.69%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.86%	0.89%	0.83%	0.69%	0.74%
Ratio of Net Investment Income/(Loss)	0.53%	0.54%	0.68%	1.13%	1.02%	1.01%
Portfolio Turnover Rate	17%	25%	34%	35%	32%	48%

Class I Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$110.96	$90.13	$82.10	$86.16	$76.57	$64.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.30	0.64	0.63	0.95	0.91	0.78
Net realized and unrealized gain/(loss)	(2.10)	23.90	11.54	(0.20)	9.27	11.79
Total from Investment Operations	(1.80)	24.54	12.17	0.75	10.18	12.57
Less Dividends and Distributions:
Dividends (from net investment income)	(0.62)	(0.45)	(0.90)	(0.69)	(0.59)	(0.58)
Distributions (from capital gains)	(11.43)	(3.26)	(3.24)	(4.12)	—	—
Total Dividends and Distributions	(12.05)	(3.71)	(4.14)	(4.81)	(0.59)	(0.58)
Net Asset Value, End of Period	$97.11	$110.96	$90.13	$82.10	$86.16	$76.57
Total Return*	(1.94)%	27.78%	15.15%	1.85%	13.36%	19.64%
Net Assets, End of Period (in thousands)	$131,151	$145,610	$135,394	$139,584	$179,093	$162,788
Average Net Assets for the Period (in thousands)	$141,384	$145,201	$132,597	$146,672	$167,007	$157,847
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74%	0.79%	0.81%	0.74%	0.60%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.79%	0.81%	0.74%	0.60%	0.65%
Ratio of Net Investment Income/(Loss)	0.58%	0.61%	0.76%	1.21%	1.11%	1.13%
Portfolio Turnover Rate	17%	25%	34%	35%	32%	48%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Research Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$109.00	$88.60	$80.77	$84.85	$75.44	$73.87
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.33	0.69	0.66	1.02	0.96	0.11
Net realized and unrealized gain/(loss)	(2.07)	23.48	11.36	(0.25)	9.11	1.46
Total from Investment Operations	(1.74)	24.17	12.02	0.77	10.07	1.57
Less Dividends and Distributions:
Dividends (from net investment income)	(0.68)	(0.51)	(0.95)	(0.73)	(0.66)	—
Distributions (from capital gains)	(11.43)	(3.26)	(3.24)	(4.12)	—	—
Total Dividends and Distributions	(12.11)	(3.77)	(4.19)	(4.85)	(0.66)	—
Net Asset Value, End of Period	$95.15	$109.00	$88.60	$80.77	$84.85	$75.44
Total Return*	(1.91)%	27.85%	15.23%	1.91%	13.42%	2.13%
Net Assets, End of Period (in thousands)	$36,489	$43,521	$40,607	$31,393	$38,195	$28,326
Average Net Assets for the Period (in thousands)	$40,502	$44,557	$30,617	$37,778	$36,802	$17,865
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.73%	0.76%	0.68%	0.54%	0.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.73%	0.76%	0.68%	0.54%	0.63%
Ratio of Net Investment Income/(Loss)	0.64%	0.67%	0.81%	1.32%	1.19%	1.01%
Portfolio Turnover Rate	17%	25%	34%	35%	32%	48%

Class R Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$108.69	$88.57	$80.78	$84.95	$75.55	$63.73
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.06)	(0.10)	0.02	0.39	0.32	0.30
Net realized and unrealized gain/(loss)	(2.07)	23.48	11.34	(0.18)	9.15	11.67
Total from Investment Operations	(2.13)	23.38	11.36	0.21	9.47	11.97
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.33)	(0.26)	(0.07)	(0.15)
Distributions (from capital gains)	(11.43)	(3.26)	(3.24)	(4.12)	—	—
Total Dividends and Distributions	(11.43)	(3.26)	(3.57)	(4.38)	(0.07)	(0.15)
Net Asset Value, End of Period	$95.13	$108.69	$88.57	$80.78	$84.95	$75.55
Total Return*	(2.28)%	26.87%	14.33%	1.11%	12.55%	18.84%
Net Assets, End of Period (in thousands)	$9,938	$9,736	$7,802	$6,574	$6,417	$6,196
Average Net Assets for the Period (in thousands)	$9,974	$8,777	$6,410	$6,232	$6,245	$5,724
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.44%	1.50%	1.54%	1.47%	1.31%	1.32%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.44%	1.50%	1.54%	1.47%	1.31%	1.32%
Ratio of Net Investment Income/(Loss)	(0.11)%	(0.10)%	0.03%	0.50%	0.40%	0.44%
Portfolio Turnover Rate	17%	25%	34%	35%	32%	48%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 4, 2017 (inception date) through September 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	MARCH 31, 2022

Janus Henderson Global Research Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$110.34	$89.62	$81.85	$85.96	$76.40	$64.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.28	0.27	0.61	0.51	0.45
Net realized and unrealized gain/(loss)	(2.11)	23.70	11.48	(0.18)	9.30	11.82
Total from Investment Operations	(2.03)	23.98	11.75	0.43	9.81	12.27
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.74)	(0.42)	(0.25)	(0.28)
Distributions (from capital gains)	(11.43)	(3.26)	(3.24)	(4.12)	—	—
Total Dividends and Distributions	(11.43)	(3.26)	(3.98)	(4.54)	(0.25)	(0.28)
Net Asset Value, End of Period	$96.88	$110.34	$89.62	$81.85	$85.96	$76.40
Total Return*	(2.15)%	27.23%	14.66%	1.40%	12.86%	19.14%
Net Assets, End of Period (in thousands)	$19,151	$24,088	$131,161	$109,878	$62,331	$81,729
Average Net Assets for the Period (in thousands)	$21,320	$25,744	$128,108	$64,355	$67,144	$68,266
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.18%	1.21%	1.24%	1.18%	1.04%	1.07%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.21%	1.24%	1.18%	1.04%	1.07%
Ratio of Net Investment Income/(Loss)	0.14%	0.27%	0.33%	0.77%	0.63%	0.66%
Portfolio Turnover Rate	17%	25%	34%	35%	32%	48%

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$108.88	$88.54	$80.73	$84.82	$75.41	$63.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.45	0.48	0.82	0.75	0.64
Net realized and unrealized gain/(loss)	(2.07)	23.47	11.34	(0.21)	9.13	11.63
Total from Investment Operations	(1.85)	23.92	11.82	0.61	9.88	12.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.43)	(0.32)	(0.77)	(0.58)	(0.47)	(0.47)
Distributions (from capital gains)	(11.43)	(3.26)	(3.24)	(4.12)	—	—
Total Dividends and Distributions	(11.86)	(3.58)	(4.01)	(4.70)	(0.47)	(0.47)
Net Asset Value, End of Period	$95.17	$108.88	$88.54	$80.73	$84.82	$75.41
Total Return*	(2.01)%	27.55%	14.96%	1.67%	13.16%	19.44%
Net Assets, End of Period (in thousands)	$1,211,794	$1,307,732	$1,057,492	$1,014,552	$1,054,640	$997,013
Average Net Assets for the Period (in thousands)	$1,285,241	$1,262,884	$1,009,337	$988,429	$1,033,780	$932,646
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.97%	0.99%	0.93%	0.79%	0.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.96%	0.99%	0.92%	0.78%	0.81%
Ratio of Net Investment Income/(Loss)	0.43%	0.44%	0.59%	1.05%	0.93%	0.93%
Portfolio Turnover Rate	17%	25%	34%	35%	32%	48%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

22	MARCH 31, 2022

Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles ("US GAAP").

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets

Janus Investment Fund	23

Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2022.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date

24	MARCH 31, 2022

Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform

Janus Investment Fund	25

Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

26	MARCH 31, 2022

Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$394,197	$—	$(394,197)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Janus Investment Fund	27

Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $394,197. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2022 is $458,025, resulting in the net amount due to the counterparty of $63,828.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.

The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.60%, and the Fund’s benchmark index used in the calculation is the MSCI World IndexSM.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±6.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets

28	MARCH 31, 2022

Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2022, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.64%.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees (if applicable), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.86% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on January 28, 2022. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries

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Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

exceed the 0.25% of net assets charged to Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares' average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees

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Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $237.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended March 31, 2022.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended March 31, 2022.

As of March 31, 2022, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	41	-*
Class R Shares	-	-
Class S Shares	-	-
Class T Shares	-	-

* Less than 0.50%

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Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with US GAAP).

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 2,212,899,767	$1,180,911,853	$(97,558,041)	$ 1,083,353,812

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Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	22,514	$ 2,437,467	47,006	$ 4,813,707
Reinvested dividends and distributions	18,870	1,879,233	5,588	545,222
Shares repurchased	(39,129)	(4,162,970)	(93,896)	(9,379,514)
Net Increase/(Decrease)	2,255	$ 153,730	(41,302)	$ (4,020,585)
Class C Shares:
Shares sold	2,793	$ 275,782	5,609	$ 557,392
Reinvested dividends and distributions	4,695	450,451	1,836	174,183
Shares repurchased	(3,837)	(379,418)	(22,710)	(2,266,188)
Net Increase/(Decrease)	3,651	$ 346,815	(15,265)	$ (1,534,613)
Class D Shares:
Shares sold	175,883	$ 17,975,143	390,481	$ 39,919,687
Reinvested dividends and distributions	2,058,031	202,078,044	647,933	62,447,782
Shares repurchased	(645,960)	(66,806,288)	(1,208,431)	(123,450,918)
Net Increase/(Decrease)	1,587,954	$ 153,246,899	(170,017)	$ (21,083,449)
Class I Shares:
Shares sold	146,115	$ 15,763,895	261,600	$ 27,657,572
Reinvested dividends and distributions	146,533	14,654,763	42,943	4,206,664
Shares repurchased	(254,406)	(27,191,137)	(494,413)	(51,361,801)
Net Increase/(Decrease)	38,242	$ 3,227,521	(189,870)	$ (19,497,565)
Class N Shares:
Shares sold	26,277	$ 2,689,520	70,228	$ 7,347,983
Reinvested dividends and distributions	42,847	4,197,755	16,998	1,634,877
Shares repurchased	(84,947)	(9,033,441)	(146,269)	(15,220,024)
Net Increase/(Decrease)	(15,823)	$ (2,146,166)	(59,043)	$ (6,237,164)
Class R Shares:
Shares sold	15,996	$ 1,664,825	23,033	$ 2,418,306
Reinvested dividends and distributions	10,544	1,035,016	2,767	266,998
Shares repurchased	(11,656)	(1,217,779)	(24,314)	(2,456,400)
Net Increase/(Decrease)	14,884	$ 1,482,062	1,486	$ 228,904
Class S Shares:
Shares sold	17,493	$ 1,853,482	38,545	$ 3,945,043
Reinvested dividends and distributions	21,077	2,105,395	7,697	752,260
Shares repurchased	(59,199)	(6,644,180)	(1,291,417)	(116,639,999)
Net Increase/(Decrease)	(20,629)	$ (2,685,303)	(1,245,175)	$(111,942,696)
Class T Shares:
Shares sold	315,174	$ 32,576,521	2,228,564	$ 213,989,572
Reinvested dividends and distributions	1,390,985	136,386,095	441,931	42,540,264
Shares repurchased	(983,779)	(101,781,957)	(2,603,434)	(259,262,933)
Net Increase/(Decrease)	722,380	$ 67,180,659	67,061	$ (2,733,097)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$600,530,818	$ 771,511,159	$ -	$ -

Janus Investment Fund	33

Janus Henderson Global Research Fund

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Global Research Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

Janus Investment Fund	35

Janus Henderson Global Research Fund

Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

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Janus Henderson Global Research Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

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Janus Henderson Global Research Fund

Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

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Janus Henderson Global Research Fund

Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Global Research Fund

Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

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Janus Henderson Global Research Fund

Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

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Janus Henderson Global Research Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

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Janus Henderson Global Research Fund

Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

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Janus Henderson Global Research Fund

Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

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Janus Henderson Global Research Fund

Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	45

Janus Henderson Global Research Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

46	MARCH 31, 2022

Janus Henderson Global Research Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	47

Janus Henderson Global Research Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

48	MARCH 31, 2022

Janus Henderson Global Research Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93045 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Global Select Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Select Fund

FUND SNAPSHOT

A global equity fund seeking to grow capital by investing with conviction in companies worldwide where the portfolio managers believe the market underestimates free-cash-flow growth. The Fund considers both growth and value criteria as it seeks to deliver strong, risk-adjusted returns over the long term, regardless of prevailing market conditions.

Julian McManus co-portfolio manager	George Maris co-portfolio manager

Janus Henderson Global Select Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Teck Resources Ltd	4.03%	2.09%	Citigroup Inc	3.38%	-0.83%
Canadian Natural Resources Ltd	2.57%	1.41%	Caesars Entertainment Inc	2.14%	-0.80%
Marathon Petroleum Corp	2.52%	0.88%	Entain PLC	2.20%	-0.67%
Liberty Media Corp-Liberty Formula One	1.91%	0.58%	Under Armour Inc	3.49%	-0.44%
United Parcel Service Inc	3.22%	0.48%	Sea Ltd (ADR)	0.51%	-0.40%

	5 Top Contributors - Sectors*
		Relative	Fund	MSCI All Country World Index
		Contribution	Average Weight	Average Weight
	Materials	2.06%	7.31%	4.76%
	Energy	1.45%	5.08%	3.81%
	Communication Services	1.03%	8.98%	8.62%
	Health Care	0.82%	10.08%	11.51%
	Industrials	0.50%	12.29%	9.61%

	5 Top Detractors - Sectors*
		Relative	Fund	MSCI All Country World Index
		Contribution	Average Weight	Average Weight
	Financials	-1.55%	17.62%	14.51%
	Consumer Discretionary	-1.50%	15.31%	12.27%
	Utilities	-0.51%	4.76%	2.69%
	Consumer Staples	-0.51%	3.20%	6.82%
	Information Technology	-0.35%	14.61%	22.73%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Janus Investment Fund	1

Janus Henderson Global Select Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	4.9%
NRG Energy Inc
Independent Power and Renewable Electricity Producers	4.8%
Teck Resources Ltd
Metals & Mining	4.8%
AstraZeneca PLC
Pharmaceuticals	3.5%
Under Armour Inc
Textiles, Apparel & Luxury Goods	3.5%
21.5%

Asset Allocation - (% of Net Assets)
Common Stocks	99.5%
Investment Companies	0.4%
Preferred Stocks	0.0%
Other	0.1%
100.0%

Emerging markets comprised 8.4% of total net assets.

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Global Select Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	1.99%	7.96%	12.68%	8.78%	4.79%	1.03%	1.03%
Class A Shares at MOP	-3.87%	1.73%	11.35%	8.13%	4.50%
Class C Shares at NAV	1.53%	7.05%	11.74%	7.87%	3.96%	2.20%	1.94%
Class C Shares at CDSC	0.64%	6.10%	11.74%	7.87%	3.96%
Class D Shares	2.11%	8.18%	12.92%	8.99%	4.92%	0.82%	0.82%
Class I Shares	2.11%	8.27%	12.99%	9.09%	4.97%	0.77%	0.77%
Class N Shares	2.14%	8.32%	13.07%	9.03%	4.93%	0.68%	0.68%
Class R Shares	1.74%	7.34%	12.08%	8.27%	4.32%	3.97%	1.64%
Class S Shares	1.78%	7.56%	12.36%	8.56%	4.60%	2.76%	1.38%
Class T Shares	2.07%	8.13%	12.83%	8.92%	4.88%	0.92%	0.92%
MSCI All Country World Index	0.96%	7.28%	11.64%	10.00%	5.57%
Morningstar Quartile - Class T Shares	-	2nd	1st	3rd	4th
Morningstar Ranking - based on total returns for World Large Stock Funds	-	102/325	26/283	153/205	64/77

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 28, 2022.

Janus Investment Fund	3

Janus Henderson Global Select Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on August 4, 2017. Performance shown for periods prior to August 4, 2017, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – June 30, 2000

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2022

Janus Henderson Global Select Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$1,019.90	$5.19	$1,000.00	$1,019.80	$5.19	1.03%
Class C Shares	$1,000.00	$1,015.30	$9.50	$1,000.00	$1,015.51	$9.50	1.89%
Class D Shares	$1,000.00	$1,021.10	$4.08	$1,000.00	$1,020.89	$4.08	0.81%
Class I Shares	$1,000.00	$1,021.10	$3.88	$1,000.00	$1,021.09	$3.88	0.77%
Class N Shares	$1,000.00	$1,021.40	$3.43	$1,000.00	$1,021.54	$3.43	0.68%
Class R Shares	$1,000.00	$1,017.40	$8.10	$1,000.00	$1,016.90	$8.10	1.61%
Class S Shares	$1,000.00	$1,017.80	$6.79	$1,000.00	$1,018.20	$6.79	1.35%
Class T Shares	$1,000.00	$1,020.70	$4.53	$1,000.00	$1,020.44	$4.53	0.90%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– 99.5%
Aerospace & Defense – 3.5%
Airbus SE*	386,091	$46,661,731
L3Harris Technologies Inc	165,098	41,021,900
		87,683,631
Air Freight & Logistics – 3.3%
United Parcel Service Inc	387,905	83,190,106
Banks – 4.5%
China Construction Bank Corp	50,696,000	38,084,104
Citigroup Inc	1,227,498	65,548,393
Permanent TSB Group Holdings PLC*	5,262,077	9,707,817
		113,340,314
Beverages – 3.1%
Heineken NV	383,135	36,522,620
Monster Beverage Corp*	513,460	41,025,454
		77,548,074
Biotechnology – 2.8%
AbbVie Inc	209,636	33,984,092
Ascendis Pharma A/S (ADR)*	88,178	10,348,570
Neurocrine Biosciences Inc*	271,920	25,492,500
		69,825,162
Capital Markets – 2.8%
Morgan Stanley	807,255	70,554,087
Containers & Packaging – 2.4%
Crown Holdings Inc	478,386	59,841,305
Electronic Equipment, Instruments & Components – 1.0%
Hexagon AB - Class B	1,788,621	25,105,812
Entertainment – 3.3%
Liberty Media Corp-Liberty Formula One*	810,667	56,616,983
Nintendo Co Ltd	53,100	26,796,688
		83,413,671
Health Care Providers & Services – 1.7%
Humana Inc	94,314	41,042,623
Hotels, Restaurants & Leisure – 4.1%
Caesars Entertainment Inc*	664,092	51,374,157
Entain PLC*	2,408,997	51,659,746
		103,033,903
Household Durables – 1.8%
PulteGroup Inc	1,087,174	45,552,591
Independent Power and Renewable Electricity Producers – 4.8%
NRG Energy Inc	3,151,987	120,910,221
Information Technology Services – 1.3%
Fidelity National Information Services Inc	330,934	33,232,392
Insurance – 6.2%
AIA Group Ltd	1,860,000	19,473,892
Beazley PLC	4,371,108	24,007,183
NN Group NV	666,986	33,611,961
Prudential PLC	1,658,214	24,490,192
WR Berkley Corp	811,773	54,055,964
		155,639,192
Interactive Media & Services – 4.2%
Alphabet Inc - Class A*	19,532	54,325,328
NAVER Corp	70,134	19,613,524
Tencent Holdings Ltd	644,200	30,391,549
		104,330,401
Internet & Direct Marketing Retail – 2.1%
Alibaba Group Holding Ltd*	1,889,884	25,868,366
Amazon.com Inc*	7,479	24,381,166
JD.Com Inc - Class A*	30,676	898,468
		51,148,000

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– (continued)
Machinery – 1.7%
Wabtec Corp	433,069	$41,648,246
Metals & Mining – 4.8%
Teck Resources Ltd	2,968,870	119,894,846
Oil, Gas & Consumable Fuels – 6.1%
Canadian Natural Resources Ltd	1,164,702	72,188,230
Marathon Petroleum Corp	925,733	79,150,172
		151,338,402
Pharmaceuticals – 7.1%
AstraZeneca PLC	658,512	87,309,760
Merck & Co Inc	262,382	21,528,443
Organon & Co	1,952,756	68,209,767
		177,047,970
Road & Rail – 1.6%
Central Japan Railway Co	312,600	40,750,297
Semiconductor & Semiconductor Equipment – 4.1%
ASML Holding NV	56,456	37,650,910
Taiwan Semiconductor Manufacturing Co Ltd	3,116,000	64,436,155
		102,087,065
Software – 7.5%
Microsoft Corp	400,660	123,527,485
Workday Inc - Class A*	133,816	32,043,579
Zendesk Inc*	262,535	31,580,335
		187,151,399
Specialty Retail – 0.8%
TJX Cos Inc	308,227	18,672,392
Technology Hardware, Storage & Peripherals – 1.2%
Samsung Electronics Co Ltd	532,675	30,434,234
Textiles, Apparel & Luxury Goods – 5.9%
LVMH Moet Hennessy Louis Vuitton SE	35,939	25,587,528
Samsonite International SA (144A)*	15,071,400	33,871,083
Under Armour Inc*	5,592,703	87,022,459
		146,481,070
Thrifts & Mortgage Finance – 2.1%
MGIC Investment Corp	3,777,702	51,187,862
Trading Companies & Distributors – 2.4%
Ferguson PLC	439,563	59,655,132
Wireless Telecommunication Services – 1.3%
T-Mobile US Inc*	260,036	33,375,621
Total Common Stocks (cost $1,768,363,084)		2,485,116,021
Preferred Stocks– 0%
Software – 0%
Magic Leap Inc PP - Class A private equity common shares*,¢,§((cost $9,254,547)	19,041	0
Investment Companies– 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $10,207,764)	10,206,743	10,207,764
Total Investments (total cost $1,787,825,395) – 99.9%		2,495,323,785
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		1,767,018
Net Assets – 100%		$2,497,090,803

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

March 31, 2022

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,559,958,519	62.5%
Canada	192,083,076	7.7
United Kingdom	187,466,881	7.5
Netherlands	107,785,491	4.3
China	95,242,487	3.8
France	72,249,259	2.9
Japan	67,546,985	2.7
Taiwan	64,436,155	2.6
Hong Kong	53,344,975	2.2
South Korea	50,047,758	2.0
Sweden	25,105,812	1.0
Denmark	10,348,570	0.4
Ireland	9,707,817	0.4

Total	$2,495,323,785	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$7,068	$-	$-	$10,207,764
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	110,551∆	-	-	-
Total Affiliated Investments - 0.4%	$117,619	$-	$-	$10,207,764

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	30,836,984	90,172,452	(110,801,672)	10,207,764
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	-	135,303,483	(135,303,483)	-

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Select Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $33,871,083, which represents 1.4% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2022.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2022 is $0 which represents 0.0% of net assets.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2022)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Magic Leap Inc PP - Class A private equity common shares	10/5/17	$9,254,547	$0	0.0%

The Fund has registration rights for certain restricted securities held as of March 31, 2022. The issuer incurs all registration costs.

10	MARCH 31, 2022

Janus Henderson Global Select Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$41,021,900	$46,661,731	$-
Banks	65,548,393	47,791,921	-
Beverages	41,025,454	36,522,620	-
Electronic Equipment, Instruments & Components	-	25,105,812	-
Entertainment	56,616,983	26,796,688	-
Hotels, Restaurants & Leisure	51,374,157	51,659,746	-
Insurance	54,055,964	101,583,228	-
Interactive Media & Services	54,325,328	50,005,073	-
Internet & Direct Marketing Retail	24,381,166	26,766,834	-
Pharmaceuticals	89,738,210	87,309,760	-
Road & Rail	-	40,750,297	-
Semiconductor & Semiconductor Equipment	-	102,087,065	-
Technology Hardware, Storage & Peripherals	-	30,434,234	-
Textiles, Apparel & Luxury Goods	87,022,459	59,458,611	-
Trading Companies & Distributors	-	59,655,132	-
All Other	1,127,417,255	-	-
Preferred Stocks	-	-	0
Investment Companies	-	10,207,764	-
Total Assets	$1,692,527,269	$802,796,516	$0

Janus Investment Fund	11

Janus Henderson Global Select Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $1,777,617,631)	$2,485,116,021
Affiliated investments, at value (cost $10,207,764)	10,207,764
Non-interested Trustees' deferred compensation	68,574
Receivables:
Dividends	3,292,676
Fund shares sold	1,853,707
Foreign tax reclaims	419,091
Dividends from affiliates	1,955
Other assets	285,584
Total Assets	2,501,245,372
Liabilities:
Payables:	—
Fund shares repurchased	2,080,067
Advisory fees	1,335,252
Transfer agent fees and expenses	356,702
Non-interested Trustees' deferred compensation fees	68,574
Professional fees	42,055
Custodian fees	21,073
Non-interested Trustees' fees and expenses	8,850
Affiliated fund administration fees payable	5,217
12b-1 Distribution and shareholder servicing fees	2,063
Accrued expenses and other payables	234,716
Total Liabilities	4,154,569
Net Assets	$2,497,090,803

See Notes to Financial Statements.

12	MARCH 31, 2022

Janus Henderson Global Select Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,700,157,955
Total distributable earnings (loss)	796,932,848
Total Net Assets	$2,497,090,803
Net Assets - Class A Shares	$7,028,710
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	396,569
Net Asset Value Per Share(1)	$17.72
Maximum Offering Price Per Share(2)	$18.80
Net Assets - Class C Shares	$650,312
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	38,591
Net Asset Value Per Share(1)	$16.85
Net Assets - Class D Shares	$1,864,003,356
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	105,923,217
Net Asset Value Per Share	$17.60
Net Assets - Class I Shares	$23,105,970
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,307,676
Net Asset Value Per Share	$17.67
Net Assets - Class N Shares	$25,087,153
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,423,705
Net Asset Value Per Share	$17.62
Net Assets - Class R Shares	$142,705
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,199
Net Asset Value Per Share	$17.41
Net Assets - Class S Shares	$101,645
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,708
Net Asset Value Per Share	$17.81
Net Assets - Class T Shares	$576,970,952
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	32,716,111
Net Asset Value Per Share	$17.64

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Select Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Dividends	$19,583,552
Non-cash dividends	1,118,384
Affiliated securities lending income, net	110,551
Dividends from affiliates	7,068
Unaffiliated securities lending income, net	460
Other income	3,024
Foreign tax withheld	(613,479)
Total Investment Income	20,209,560
Expenses:
Advisory fees	8,110,876
12b-1 Distribution and shareholder servicing fees:
Class A Shares	8,968
Class C Shares	2,819
Class R Shares	335
Class S Shares	154
Transfer agent administrative fees and expenses:
Class D Shares	1,054,266
Class R Shares	171
Class S Shares	154
Class T Shares	734,467
Transfer agent networking and omnibus fees:
Class A Shares	2,314
Class C Shares	207
Class I Shares	9,923
Other transfer agent fees and expenses:
Class A Shares	251
Class C Shares	24
Class D Shares	200,449
Class I Shares	567
Class N Shares	505
Class R Shares	12
Class S Shares	8
Class T Shares	4,039
Shareholder reports expense	147,001
Registration fees	77,587
Custodian fees	41,734
Professional fees	35,839
Affiliated fund administration fees	31,683
Non-interested Trustees’ fees and expenses	21,195
Other expenses	103,206
Total Expenses	10,588,754
Less: Excess Expense Reimbursement and Waivers	(63,918)
Net Expenses	10,524,836
Net Investment Income/(Loss)	9,684,724

See Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson Global Select Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions (net of foreign taxes of $8)	$98,080,478
Total Net Realized Gain/(Loss) on Investments	98,080,478
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(55,302,828)
Total Change in Unrealized Net Appreciation/Depreciation	(55,302,828)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$52,462,374

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Select Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$9,684,724	$18,127,933
Net realized gain/(loss) on investments	98,080,478	270,669,430
Change in unrealized net appreciation/depreciation	(55,302,828)	363,289,877
Net Increase/(Decrease) in Net Assets Resulting from Operations	52,462,374	652,087,240
Dividends and Distributions to Shareholders:
Class A Shares	(826,160)	(314,417)
Class C Shares	(68,065)	(33,972)
Class D Shares	(220,714,191)	(84,743,417)
Class I Shares	(2,697,365)	(862,095)
Class N Shares	(3,114,836)	(1,453,322)
Class R Shares	(16,669)	(4,979)
Class S Shares	(15,445)	(12,027)
Class T Shares	(68,619,381)	(26,126,702)
Net Decrease from Dividends and Distributions to Shareholders	(296,072,112)	(113,550,931)
Capital Share Transactions:
Class A Shares	685,145	(246,769)
Class C Shares	123,565	(251,299)
Class D Shares	168,839,202	(19,243,397)
Class I Shares	3,008,737	3,345,265
Class N Shares	1,496,416	(4,477,743)
Class R Shares	34,222	(10,727)
Class S Shares	(25,195)	(141,920)
Class T Shares	46,642,795	(2,542,605)
Net Increase/(Decrease) from Capital Share Transactions	220,804,887	(23,569,195)
Net Increase/(Decrease) in Net Assets	(22,804,851)	514,967,114
Net Assets:
Beginning of period	2,519,895,654	2,004,928,540
End of period	$2,497,090,803	$2,519,895,654

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson Global Select Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$19.70	$15.56	$15.01	$17.64	$16.16	$12.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.10	0.10	0.14	0.09	0.10
Net realized and unrealized gain/(loss)	0.26	4.91	1.10	(0.58)	1.52	3.21
Total from Investment Operations	0.31	5.01	1.20	(0.44)	1.61	3.31
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.12)	(0.13)	(0.06)	(0.13)	(0.12)
Distributions (from capital gains)	(2.19)	(0.75)	(0.52)	(2.13)	—	—
Total Dividends and Distributions	(2.29)	(0.87)	(0.65)	(2.19)	(0.13)	(0.12)
Net Asset Value, End of Period	$17.72	$19.70	$15.56	$15.01	$17.64	$16.16
Total Return*	1.99%	32.96%	7.96%	(0.72)%	9.99%	25.74%
Net Assets, End of Period (in thousands)	$7,029	$7,039	$5,788	$5,380	$4,666	$3,951
Average Net Assets for the Period (in thousands)	$7,194	$6,717	$5,354	$4,885	$4,885	$4,294
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.03%	1.03%	1.06%	1.08%	1.03%	1.03%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.03%	1.03%	1.06%	1.08%	1.03%	1.03%
Ratio of Net Investment Income/(Loss)	0.57%	0.56%	0.70%	0.97%	0.54%	0.67%
Portfolio Turnover Rate	13%	37%	31%	30%	41%	42%

Class C Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$18.82	$14.92	$14.42	$17.10	$15.69	$12.59
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	(0.06)	(0.04)	—(2)	(0.05)	(0.02)
Net realized and unrealized gain/(loss)	0.25	4.71	1.06	(0.55)	1.49	3.13
Total from Investment Operations	0.22	4.65	1.02	(0.55)	1.44	3.11
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	(0.03)	(0.01)
Distributions (from capital gains)	(2.19)	(0.75)	(0.52)	(2.13)	—	—
Total Dividends and Distributions	(2.19)	(0.75)	(0.52)	(2.13)	(0.03)	(0.01)
Net Asset Value, End of Period	$16.85	$18.82	$14.92	$14.42	$17.10	$15.69
Total Return*	1.53%	31.84%	7.00%	(1.55)%	9.15%	24.76%
Net Assets, End of Period (in thousands)	$650	$586	$676	$1,197	$2,229	$2,521
Average Net Assets for the Period (in thousands)	$597	$650	$1,005	$1,534	$2,591	$2,738
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.19%	2.14%	2.01%	1.94%	1.84%	1.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.89%	1.88%	1.91%	1.94%	1.84%	1.82%
Ratio of Net Investment Income/(Loss)	(0.31)%	(0.33)%	(0.26)%	(0.01)%	(0.27)%	(0.13)%
Portfolio Turnover Rate	13%	37%	31%	30%	41%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Select Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$19.60	$15.47	$14.93	$17.55	$16.06	$12.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.14	0.13	0.17	0.13	0.12
Net realized and unrealized gain/(loss)	0.26	4.88	1.10	(0.57)	1.51	3.19
Total from Investment Operations	0.33	5.02	1.23	(0.40)	1.64	3.31
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.14)	(0.17)	(0.09)	(0.15)	(0.15)
Distributions (from capital gains)	(2.19)	(0.75)	(0.52)	(2.13)	—	—
Total Dividends and Distributions	(2.33)	(0.89)	(0.69)	(2.22)	(0.15)	(0.15)
Net Asset Value, End of Period	$17.60	$19.60	$15.47	$14.93	$17.55	$16.06
Total Return*	2.11%	33.28%	8.18%	(0.51)%	10.22%	25.91%
Net Assets, End of Period (in thousands)	$1,864,003	$1,876,374	$1,494,051	$1,493,415	$1,615,089	$1,560,200
Average Net Assets for the Period (in thousands)	$1,895,353	$1,803,402	$1,455,934	$1,479,323	$1,629,405	$1,427,056
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.81%	0.82%	0.84%	0.85%	0.84%	0.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.82%	0.84%	0.85%	0.84%	0.86%
Ratio of Net Investment Income/(Loss)	0.78%	0.77%	0.91%	1.15%	0.75%	0.87%
Portfolio Turnover Rate	13%	37%	31%	30%	41%	42%

Class I Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$19.68	$15.53	$14.99	$17.61	$16.12	$12.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.16	0.14	0.19	0.15	0.16
Net realized and unrealized gain/(loss)	0.25	4.89	1.10	(0.58)	1.49	3.18
Total from Investment Operations	0.33	5.05	1.24	(0.39)	1.64	3.34
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.15)	(0.18)	(0.10)	(0.15)	(0.16)
Distributions (from capital gains)	(2.19)	(0.75)	(0.52)	(2.13)	—	—
Total Dividends and Distributions	(2.34)	(0.90)	(0.70)	(2.23)	(0.15)	(0.16)
Net Asset Value, End of Period	$17.67	$19.68	$15.53	$14.99	$17.61	$16.12
Total Return*	2.11%	33.31%	8.25%	(0.39)%	10.22%	26.13%
Net Assets, End of Period (in thousands)	$23,106	$22,347	$14,853	$17,024	$17,043	$16,745
Average Net Assets for the Period (in thousands)	$22,874	$19,681	$16,194	$16,875	$15,444	$28,860
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.77%	0.77%	0.78%	0.80%	0.77%	0.73%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.77%	0.78%	0.80%	0.77%	0.73%
Ratio of Net Investment Income/(Loss)	0.83%	0.83%	0.91%	1.27%	0.86%	1.09%
Portfolio Turnover Rate	13%	37%	31%	30%	41%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson Global Select Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$19.64	$15.50	$14.96	$17.58	$16.09	$15.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.08	0.17	0.14	0.19	0.16	0.04
Net realized and unrealized gain/(loss)	0.26	4.88	1.12	(0.56)	1.50	0.45
Total from Investment Operations	0.34	5.05	1.26	(0.37)	1.66	0.49
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.16)	(0.20)	(0.12)	(0.17)	—
Distributions (from capital gains)	(2.19)	(0.75)	(0.52)	(2.13)	—	—
Total Dividends and Distributions	(2.36)	(0.91)	(0.72)	(2.25)	(0.17)	—
Net Asset Value, End of Period	$17.62	$19.64	$15.50	$14.96	$17.58	$16.09
Total Return*	2.14%	33.41%	8.38%	(0.28)%	10.34%	3.14%
Net Assets, End of Period (in thousands)	$25,087	$26,130	$24,271	$37,810	$33,278	$29,133
Average Net Assets for the Period (in thousands)	$26,146	$27,543	$29,294	$31,647	$33,126	$18,338
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.68%	0.68%	0.68%	0.69%	0.68%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.68%	0.68%	0.68%	0.69%	0.68%	0.74%
Ratio of Net Investment Income/(Loss)	0.90%	0.90%	0.97%	1.32%	0.92%	1.61%
Portfolio Turnover Rate	13%	37%	31%	30%	41%	42%

Class R Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$19.36	$15.29	$14.76	$17.39	$15.99	$12.84
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	—(3)	—(3)	0.01	0.05	—(3)	0.05
Net realized and unrealized gain/(loss)	0.27	4.82	1.08	(0.55)	1.49	3.18
Total from Investment Operations	0.27	4.82	1.09	(0.50)	1.49	3.23
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	—	(0.04)	—	(0.09)	(0.08)
Distributions (from capital gains)	(2.19)	(0.75)	(0.52)	(2.13)	—	—
Total Dividends and Distributions	(2.22)	(0.75)	(0.56)	(2.13)	(0.09)	(0.08)
Net Asset Value, End of Period	$17.41	$19.36	$15.29	$14.76	$17.39	$15.99
Total Return*	1.74%	32.19%	7.29%	(1.21)%	9.32%	25.25%
Net Assets, End of Period (in thousands)	$143	$123	$107	$188	$230	$484
Average Net Assets for the Period (in thousands)	$137	$118	$170	$198	$459	$366
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.62%	3.94%	3.20%	2.95%	1.76%	1.45%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.61%	1.60%	1.63%	1.63%	1.56%	1.45%
Ratio of Net Investment Income/(Loss)	0.01%	(0.02)%	0.05%	0.37%	0.01%	0.35%
Portfolio Turnover Rate	13%	37%	31%	30%	41%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 4, 2017 (inception date) through September 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Select Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$19.71	$15.57	$15.02	$17.74	$16.24	$13.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.03	0.06	0.10	0.04	0.09
Net realized and unrealized gain/(loss)	0.27	4.93	1.09	(0.58)	1.53	3.21
Total from Investment Operations	0.29	4.96	1.15	(0.48)	1.57	3.30
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.07)	(0.08)	(0.11)	(0.07)	(0.10)
Distributions (from capital gains)	(2.19)	(0.75)	(0.52)	(2.13)	—	—
Total Dividends and Distributions	(2.19)	(0.82)	(0.60)	(2.24)	(0.07)	(0.10)
Net Asset Value, End of Period	$17.81	$19.71	$15.57	$15.02	$17.74	$16.24
Total Return*	1.84%	32.57%	7.61%	(0.97)%	9.69%	25.51%
Net Assets, End of Period (in thousands)	$102	$139	$227	$248	$251	$379
Average Net Assets for the Period (in thousands)	$123	$189	$231	$234	$259	$349
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.61%	2.76%	2.48%	2.47%	1.75%	1.19%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.35%	1.36%	1.37%	1.36%	1.29%	1.16%
Ratio of Net Investment Income/(Loss)	0.16%	0.16%	0.38%	0.66%	0.25%	0.60%
Portfolio Turnover Rate	13%	37%	31%	30%	41%	42%

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$19.63	$15.50	$14.96	$17.57	$16.08	$12.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.13	0.12	0.16	0.12	0.12
Net realized and unrealized gain/(loss)	0.27	4.88	1.10	(0.57)	1.51	3.19
Total from Investment Operations	0.33	5.01	1.22	(0.41)	1.63	3.31
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.13)	(0.16)	(0.07)	(0.14)	(0.14)
Distributions (from capital gains)	(2.19)	(0.75)	(0.52)	(2.13)	—	—
Total Dividends and Distributions	(2.32)	(0.88)	(0.68)	(2.20)	(0.14)	(0.14)
Net Asset Value, End of Period	$17.64	$19.63	$15.50	$14.96	$17.57	$16.08
Total Return*	2.07%	33.15%	8.08%	(0.54)%	10.17%	25.89%
Net Assets, End of Period (in thousands)	$576,971	$587,159	$464,956	$484,175	$533,974	$518,679
Average Net Assets for the Period (in thousands)	$589,188	$561,617	$464,019	$481,731	$539,796	$478,930
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.92%	0.92%	0.92%	0.93%	0.92%	0.93%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.91%	0.91%	0.92%	0.91%	0.92%
Ratio of Net Investment Income/(Loss)	0.70%	0.68%	0.83%	1.08%	0.68%	0.81%
Portfolio Turnover Rate	13%	37%	31%	30%	41%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	MARCH 31, 2022

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Select Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Janus Investment Fund	21

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles ("US GAAP").

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets

22	MARCH 31, 2022

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2022.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date

Janus Investment Fund	23

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform

24	MARCH 31, 2022

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the

Janus Investment Fund	25

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is

26	MARCH 31, 2022

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.

There were no securities on loan as of March 31, 2022.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.87% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least one-year period ending January 28, 2022. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to

Janus Investment Fund	27

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares' average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,”

28	MARCH 31, 2022

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $905.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended March 31, 2022.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended March 31, 2022.

Janus Investment Fund	29

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

As of March 31, 2022, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	78	1
Class R Shares	-	-
Class S Shares	-	-
Class T Shares	-	-

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with US GAAP).

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddle deferrals, and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,794,261,102	$770,712,170	$(69,649,487)	$ 701,062,683

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Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	31,867	$ 591,071	26,042	$ 483,191
Reinvested dividends and distributions	43,875	750,710	16,436	285,002
Shares repurchased	(36,421)	(656,636)	(57,117)	(1,014,962)
Net Increase/(Decrease)	39,321	$ 685,145	(14,639)	$ (246,769)
Class C Shares:
Shares sold	5,157	$ 86,506	3,454	$ 64,583
Reinvested dividends and distributions	4,173	68,065	2,038	33,972
Shares repurchased	(1,873)	(31,006)	(19,642)	(349,854)
Net Increase/(Decrease)	7,457	$ 123,565	(14,150)	$ (251,299)
Class D Shares:
Shares sold	936,863	$ 17,134,032	2,203,328	$ 41,284,931
Reinvested dividends and distributions	12,616,979	214,236,297	4,780,532	82,320,764
Shares repurchased	(3,372,834)	(62,531,127)	(7,797,820)	(142,849,092)
Net Increase/(Decrease)	10,181,008	$168,839,202	(813,960)	$(19,243,397)
Class I Shares:
Shares sold	163,630	$ 3,007,578	273,675	$ 5,140,916
Reinvested dividends and distributions	151,400	2,581,372	47,200	815,610
Shares repurchased	(143,086)	(2,580,213)	(141,642)	(2,611,261)
Net Increase/(Decrease)	171,944	$ 3,008,737	179,233	$ 3,345,265
Class N Shares:
Shares sold	36,130	$ 675,717	193,821	$ 3,594,074
Reinvested dividends and distributions	183,226	3,114,836	84,348	1,453,322
Shares repurchased	(126,411)	(2,294,137)	(513,747)	(9,525,139)
Net Increase/(Decrease)	92,945	$ 1,496,416	(235,578)	$ (4,477,743)
Class R Shares:
Shares sold	1,303	$ 24,958	255	$ 4,687
Reinvested dividends and distributions	977	16,461	287	4,911
Shares repurchased	(427)	(7,197)	(1,204)	(20,325)
Net Increase/(Decrease)	1,853	$ 34,222	(662)	$ (10,727)
Class S Shares:
Shares sold	92	$ 1,693	248	$ 4,464
Reinvested dividends and distributions	897	15,445	692	12,027
Shares repurchased	(2,323)	(42,333)	(8,458)	(158,411)
Net Increase/(Decrease)	(1,334)	$ (25,195)	(7,518)	$ (141,920)
Class T Shares:
Shares sold	1,070,907	$ 19,835,628	1,900,455	$ 35,428,430
Reinvested dividends and distributions	3,930,772	66,901,743	1,481,771	25,560,543
Shares repurchased	(2,202,141)	(40,094,576)	(3,460,887)	(63,531,578)
Net Increase/(Decrease)	2,799,538	$ 46,642,795	(78,661)	$ (2,542,605)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$320,230,602	$ 370,393,616	$ -	$ -

Janus Investment Fund	31

Janus Henderson Global Select Fund

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

32	MARCH 31, 2022

Janus Henderson Global Select Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

Janus Investment Fund	33

Janus Henderson Global Select Fund

Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

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Janus Henderson Global Select Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

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Janus Henderson Global Select Fund

Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

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Janus Henderson Global Select Fund

Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Global Select Fund

Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

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Janus Henderson Global Select Fund

Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

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Janus Henderson Global Select Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

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Janus Henderson Global Select Fund

Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

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Janus Henderson Global Select Fund

Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

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Janus Henderson Global Select Fund

Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	43

Janus Henderson Global Select Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

44	MARCH 31, 2022

Janus Henderson Global Select Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	45

Janus Henderson Global Select Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

46	MARCH 31, 2022

Janus Henderson Global Select Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	47

Janus Henderson Global Select Fund

Notes

NotesPage1

48	MARCH 31, 2022

Janus Henderson Global Select Fund

Notes

NotesPage2

Janus Investment Fund	49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93046 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Global Sustainable Equity Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Sustainable Equity Fund

FUND SNAPSHOT

We believe there is a strong link between sustainable development, innovation and long-term compounding growth. Our investment framework seeks to invest in companies that have a positive impact on the environment and society, while at the same time helping us stay on the right side of disruption. We believe this approach will provide clients with a persistent return source, deliver future compound growth and help mitigate downside risk.

Aaron Scully co-portfolio manager	Hamish Chamberlayne co-portfolio manager

Janus Henderson Global Sustainable Equity Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Evoqua Water Technologies Corp	3.11%	0.62%	Autodesk Inc	3.26%	-0.94%
NVIDIA Corp	3.64%	0.61%	Avalara Inc	1.54%	-0.91%
Progressive Corp/The	1.56%	0.32%	IPG Photonics Corp	1.61%	-0.56%
Aon PLC - Class A	2.78%	0.31%	Adobe Inc	2.61%	-0.53%
Walker & Dunlop Inc	2.31%	0.26%	Atlassian Corp PLC - Class A	1.64%	-0.51%

	5 Top Contributors - Sectors*
		Relative	Fund	MSCI World Index
		Contribution	Average Weight	Average Weight
	Communication Services	1.34%	2.27%	8.36%
	Financials	1.19%	12.78%	13.77%
	Real Estate	0.18%	3.89%	2.73%
	Other**	0.05%	3.51%	0.00%
	Utilities	0.04%	4.32%	2.74%

	5 Top Detractors - Sectors*
		Relative	Fund	MSCI World Index
		Contribution	Average Weight	Average Weight
	Information Technology	-4.03%	42.55%	22.88%
	Energy	-1.09%	0.00%	3.59%
	Health Care	-0.85%	6.14%	12.47%
	Materials	-0.81%	1.65%	4.24%
	Industrials	-0.69%	15.49%	10.21%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Global Sustainable Equity Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	6.2%
NVIDIA Corp
Semiconductor & Semiconductor Equipment	3.9%
Evoqua Water Technologies Corp
Machinery	3.5%
Aon PLC - Class A
Insurance	3.2%
Taiwan Semiconductor Manufacturing Co Ltd
Semiconductor & Semiconductor Equipment	3.0%
19.8%

Asset Allocation - (% of Net Assets)
Common Stocks	96.5%
Investment Companies	3.5%
Other	0.0%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Global Sustainable Equity Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022				Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	-4.02%	3.59%	19.20%	4.53%	1.16%
Class A Shares at MOP	-9.51%	-2.36%	15.27%
Class C Shares at NAV	-3.79%	3.77%	19.16%	7.33%	1.87%
Class C Shares at CDSC	-4.75%	2.77%	19.16%
Class D Shares	-4.04%	3.70%	19.24%	1.97%	1.00%
Class I Shares	-3.95%	3.80%	19.42%	1.86%	0.87%
Class N Shares	-3.92%	3.89%	19.47%	2.14%	0.86%
Class R Shares	-3.72%	3.77%	19.02%	8.11%	1.61%
Class S Shares	-3.93%	3.77%	19.21%	6.82%	1.37%
Class T Shares	-4.05%	3.62%	19.17%	2.82%	1.11%
MSCI World Index	2.21%	10.12%	22.33%
Morningstar Quartile - Class I Shares	-	2nd	1st
Morningstar Ranking - based on total returns for World Large Stock Funds	-	99/362	57/354

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 28, 2022.

Until the earlier of three years from inception or the Fund’s assets meeting the first fee breakpoint, expenses previously waived or reimbursed may be recovered if the expense ratio falls below certain limits.

Janus Investment Fund	3

Janus Henderson Global Sustainable Equity Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class R Shares commenced operations on January 28, 2021. Performance shown for periods prior to January 28, 2021, reflects the historical performance of the Funds’s Class I Shares, calculated using the fees and expenses of Class R Shares, net of any applicable fee and expense limitations or waivers.

If Class R Shares of the Fund had been available during periods prior to January 28, 2021, the performance shown may have been different. The performance shown for periods following the Fund's commencement of Class R Shares reflects the fees and expenses of Class R Shares, net of any applicable fee and expense limitations or waivers.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – June 25, 2020

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2022

Janus Henderson Global Sustainable Equity Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$959.80	$4.89	$1,000.00	$1,019.95	$5.04	1.00%
Class C Shares	$1,000.00	$962.10	$2.54	$1,000.00	$1,022.34	$2.62	0.52%
Class D Shares	$1,000.00	$959.60	$4.89	$1,000.00	$1,019.95	$5.04	1.00%
Class I Shares	$1,000.00	$960.50	$4.35	$1,000.00	$1,020.49	$4.48	0.89%
Class N Shares	$1,000.00	$960.80	$4.20	$1,000.00	$1,020.64	$4.33	0.86%
Class R Shares	$1,000.00	$962.80	$1.81	$1,000.00	$1,023.09	$1.87	0.37%
Class S Shares	$1,000.00	$960.70	$3.81	$1,000.00	$1,021.04	$3.93	0.78%
Class T Shares	$1,000.00	$959.50	$5.33	$1,000.00	$1,019.50	$5.49	1.09%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Global Sustainable Equity Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– 96.5%
Auto Components – 1.6%
Aptiv PLC*	4,689	$561,320
Building Products – 1.0%
Advanced Drainage Systems Inc	2,946	350,014
Containers & Packaging – 1.2%
DS Smith PLC	95,599	400,942
Diversified Financial Services – 0.4%
Linklogis Inc - Class B (144A)*	137,992	130,827
Electric Utilities – 1.7%
SSE PLC	25,675	587,781
Electrical Equipment – 5.2%
Legrand SA	6,708	637,621
Nidec Corp	5,100	404,118
Schneider Electric SE	4,587	765,723
		1,807,462
Electronic Equipment, Instruments & Components – 6.4%
IPG Photonics Corp*	3,895	427,515
Murata Manufacturing Co Ltd	7,900	522,321
Shimadzu Corp	16,300	561,379
TE Connectivity Ltd	5,405	707,947
		2,219,162
Entertainment – 2.3%
Nintendo Co Ltd	1,600	807,433
Equity Real Estate Investment Trusts (REITs) – 4.1%
Crown Castle International Corp	2,596	479,222
Equinix Inc	660	489,469
Prologis Inc	2,842	458,926
		1,427,617
Food Products – 0.5%
McCormick & Co Inc/MD	1,741	173,752
Health Care Equipment & Supplies – 0.3%
Nanosonics Ltd*	30,491	89,283
Health Care Providers & Services – 3.2%
Encompass Health Corp	7,752	551,245
Humana Inc	1,318	573,554
		1,124,799
Health Care Technology – 0.2%
Accolade Inc*	3,906	68,589
Independent Power and Renewable Electricity Producers – 3.6%
Boralex Inc - Class A	19,911	645,435
Innergex Renewable Energy Inc	38,434	611,254
		1,256,689
Information Technology Services – 1.9%
Mastercard Inc	1,804	644,714
Insurance – 12.1%
AIA Group Ltd	59,600	624,002
Aon PLC - Class A	3,389	1,103,560
Intact Financial Corp	6,455	953,894
Marsh & McLennan Cos Inc	4,729	805,916
Progressive Corp/The	6,145	700,469
		4,187,841
Leisure Products – 1.5%
Shimano Inc	2,300	526,177
Life Sciences Tools & Services – 1.9%
ICON PLC*	2,719	661,315
Machinery – 8.6%
Evoqua Water Technologies Corp*	26,023	1,222,561
Knorr-Bremse AG	5,320	408,666
Wabtec Corp	8,711	837,737

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson Global Sustainable Equity Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– (continued)
Machinery– (continued)
Xylem Inc/NY	5,833	$497,322
		2,966,286
Professional Services – 1.5%
Wolters Kluwer NV	4,713	501,627
Semiconductor & Semiconductor Equipment – 14.5%
ASML Holding NV	917	611,554
Lam Research Corp	1,348	724,698
Microchip Technology Inc	8,077	606,906
NVIDIA Corp	4,992	1,362,117
Taiwan Semiconductor Manufacturing Co Ltd	51,000	1,054,635
Texas Instruments Inc	3,627	665,482
		5,025,392
Software – 17.8%
Adobe Inc*	1,100	501,182
Atlassian Corp PLC - Class A*	2,018	592,949
Autodesk Inc*	4,662	999,300
Avalara Inc*	5,208	518,248
Bill.com Holdings Inc*	1,468	332,928
Cadence Design Systems Inc*	3,279	539,264
Microsoft Corp	7,014	2,162,486
Zendesk Inc*	4,380	526,870
		6,173,227
Specialty Retail – 0.8%
Home Depot Inc	979	293,044
Textiles, Apparel & Luxury Goods – 2.0%
adidas AG	1,578	368,438
NIKE Inc - Class B	2,432	327,250
		695,688
Thrifts & Mortgage Finance – 2.2%
Walker & Dunlop Inc	5,995	775,873
Total Common Stocks (cost $29,306,303)		33,456,854
Investment Companies– 3.5%
Money Markets – 3.5%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $1,223,279)	1,223,157	1,223,279
Total Investments (total cost $30,529,582) – 100.0%		34,680,133
Cash, Receivables and Other Assets, net of Liabilities – 0%		3,171
Net Assets – 100%		$34,683,304

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Sustainable Equity Fund

Schedule of Investments (unaudited)

March 31, 2022

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$22,212,759	64.1%
Japan	2,821,428	8.1
Canada	2,210,583	6.4
France	1,403,344	4.0
Netherlands	1,113,181	3.2
Taiwan	1,054,635	3.0
United Kingdom	988,723	2.9
Germany	777,104	2.2
Australia	682,232	2.0
Ireland	661,315	1.9
Hong Kong	624,002	1.8
China	130,827	0.4

Total	$34,680,133	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 3.5%
Money Markets - 3.5%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$627	$38	$(38)	$1,223,279

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 3.5%
Money Markets - 3.5%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	1,726,214	6,675,177	(7,178,112)	1,223,279

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Global Sustainable Equity Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI World IndexSM	MSCI World IndexSM reflects the equity market performance of global developed markets.

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $130,827, which represents 0.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Containers & Packaging	$-	$400,942	$-
Diversified Financial Services	-	130,827	-
Electric Utilities	-	587,781	-
Electrical Equipment	-	1,807,462	-
Electronic Equipment, Instruments & Components	1,135,462	1,083,700	-
Entertainment	-	807,433	-
Health Care Equipment & Supplies	-	89,283	-
Insurance	3,563,839	624,002	-
Leisure Products	-	526,177	-
Machinery	2,557,620	408,666	-
Professional Services	-	501,627	-
Semiconductor & Semiconductor Equipment	3,359,203	1,666,189	-
Textiles, Apparel & Luxury Goods	327,250	368,438	-
All Other	13,510,953	-	-
Investment Companies	-	1,223,279	-
Total Assets	$24,454,327	$10,225,806	$-

Janus Investment Fund	9

Janus Henderson Global Sustainable Equity Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $29,306,303)	$33,456,854
Affiliated investments, at value (cost $1,223,279)	1,223,279
Cash denominated in foreign currency (cost $8,944)	8,944
Non-interested Trustees' deferred compensation	951
Receivables:
Fund shares sold	45,715
Dividends	34,776
Due from adviser	28,172
Foreign tax reclaims	7,255
Dividends from affiliates	212
Other assets	252
Total Assets	34,806,410
Liabilities:
Payables:	—
Professional fees	33,462
Advisory fees	21,400
Transfer agent fees and expenses	4,106
Custodian fees	2,093
Non-interested Trustees' deferred compensation fees	951
12b-1 Distribution and shareholder servicing fees	148
Non-interested Trustees' fees and expenses	142
Affiliated fund administration fees payable	71
Accrued expenses and other payables	60,733
Total Liabilities	123,106
Net Assets	$34,683,304

See Notes to Financial Statements.

10	MARCH 31, 2022

Janus Henderson Global Sustainable Equity Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$31,608,765
Total distributable earnings (loss)	3,074,539
Total Net Assets	$34,683,304
Net Assets - Class A Shares	$239,395
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,781
Net Asset Value Per Share(1)	$13.46
Maximum Offering Price Per Share(2)	$14.28
Net Assets - Class C Shares	$75,979
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,643
Net Asset Value Per Share(1)	$13.46
Net Assets - Class D Shares	$25,821,457
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,913,578
Net Asset Value Per Share	$13.49
Net Assets - Class I Shares	$6,237,463
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	462,642
Net Asset Value Per Share	$13.48
Net Assets - Class N Shares	$1,513,314
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	111,881
Net Asset Value Per Share	$13.53
Net Assets - Class R Shares	$52,462
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,890
Net Asset Value Per Share	$13.49
Net Assets - Class S Shares	$68,156
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,065
Net Asset Value Per Share	$13.46
Net Assets - Class T Shares	$675,078
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	50,079
Net Asset Value Per Share	$13.48

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Sustainable Equity Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Dividends	$181,786
Dividends from affiliates	627
Other income	91
Foreign tax withheld	(9,280)
Total Investment Income	173,224
Expenses:
Advisory fees	144,384
12b-1 Distribution and shareholder servicing fees:
Class A Shares	103
Class C Shares	—
Class R Shares	—
Class S Shares	—
Transfer agent administrative fees and expenses:
Class D Shares	14,521
Class R Shares	68
Class S Shares	89
Class T Shares	875
Transfer agent networking and omnibus fees:
Class A Shares	39
Class C Shares	11
Class I Shares	1,521
Other transfer agent fees and expenses:
Class A Shares	11
Class C Shares	5
Class D Shares	4,647
Class I Shares	344
Class N Shares	47
Class R Shares	3
Class S Shares	2
Class T Shares	18
Registration fees	67,768
Non-affiliated fund administration fees	34,535
Professional fees	23,691
Custodian fees	4,548
Shareholder reports expense	3,952
Affiliated fund administration fees	482
Non-interested Trustees’ fees and expenses	428
Other expenses	6,640
Total Expenses	308,732
Less: Excess Expense Reimbursement and Waivers	(123,307)
Net Expenses	185,425
Net Investment Income/(Loss)	(12,201)

See Notes to Financial Statements.

12	MARCH 31, 2022

Janus Henderson Global Sustainable Equity Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(912,228)
Investments in affiliates	38
Total Net Realized Gain/(Loss) on Investments	(912,190)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(1,005,338)
Investments in affiliates	(38)
Total Change in Unrealized Net Appreciation/Depreciation	(1,005,376)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,929,767)

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Sustainable Equity Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021(1)

Operations:
Net investment income/(loss)	$(12,201)	$55,853
Net realized gain/(loss) on investments	(912,190)	234,173
Change in unrealized net appreciation/depreciation	(1,005,376)	4,375,106
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,929,767)	4,665,132
Dividends and Distributions to Shareholders:
Class A Shares	(1,797)	(237)
Class C Shares	(778)	(149)
Class D Shares	(270,032)	(12,247)
Class I Shares	(131,214)	(21,225)
Class N Shares	(16,196)	(466)
Class R Shares	(510)	—
Class S Shares	(721)	(186)
Class T Shares	(6,829)	(251)
Net Decrease from Dividends and Distributions to Shareholders	(428,077)	(34,761)
Capital Share Transactions:
Class A Shares	71,549	91,700
Class C Shares	3,315	6,149
Class D Shares	3,373,902	15,901,862
Class I Shares	(4,355,607)	4,421,540
Class N Shares	130,174	1,137,369
Class R Shares	510	50,000
Class S Shares	721	186
Class T Shares	14,407	550,080
Net Increase/(Decrease) from Capital Share Transactions	(761,029)	22,158,886
Net Increase/(Decrease) in Net Assets	(3,118,873)	26,789,257
Net Assets:
Beginning of period	37,802,177	11,012,920
End of period	$34,683,304	$37,802,177

(1) Period from January 28, 2021 (inception date) through September 30, 2021 for Class R Shares.

See Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson Global Sustainable Equity Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$14.16	$11.18	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	—	0.02	0.01
Net realized and unrealized gain/(loss)	(0.56)	3.00	1.17
Total from Investment Operations	(0.56)	3.02	1.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.03)	—
Distributions (from capital gains)	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.14)	(0.04)	—
Net Asset Value, End of Period	$13.46	$14.16	$11.18
Total Return*	(4.02)%	27.05%	11.80%
Net Assets, End of Period (in thousands)	$239	$181	$67
Average Net Assets for the Period (in thousands)	$208	$123	$63
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.04%	4.43%	15.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	1.06%	1.13%
Ratio of Net Investment Income/(Loss)	(0.05)%	0.12%	0.27%
Portfolio Turnover Rate	18%	12%	11%

Class C Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$14.13	$11.16	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.03	(0.01)	(0.01)
Net realized and unrealized gain/(loss)	(0.57)	3.01	1.17
Total from Investment Operations	(0.54)	3.00	1.16
Less Dividends and Distributions:
Dividends (from net investment income)	—(3)	(0.02)	—
Distributions (from capital gains)	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.13)	(0.03)	—
Net Asset Value, End of Period	$13.46	$14.13	$11.16
Total Return*	(3.87)%	26.91%	11.60%
Net Assets, End of Period (in thousands)	$76	$77	$56
Average Net Assets for the Period (in thousands)	$79	$67	$54
Ratios to Average Net Assets**:
Ratio of Gross Expenses	4.88%	6.64%	17.28%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.52%	1.19%	1.87%
Ratio of Net Investment Income/(Loss)	0.39%	(0.04)%	(0.46)%
Portfolio Turnover Rate	18%	12%	11%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 25, 2020 (inception date) through September 30, 2020.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Sustainable Equity Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$14.20	$11.18	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.01)	0.02	0.01
Net realized and unrealized gain/(loss)	(0.56)	3.01	1.17
Total from Investment Operations	(0.57)	3.03	1.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	—	—
Distributions (from capital gains)	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.14)	(0.01)	—
Net Asset Value, End of Period	$13.49	$14.20	$11.18
Total Return*	(4.04)%	27.15%	11.80%
Net Assets, End of Period (in thousands)	$25,821	$23,921	$5,226
Average Net Assets for the Period (in thousands)	$26,108	$16,804	$2,485
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.60%	1.97%	10.52%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	1.00%	0.98%
Ratio of Net Investment Income/(Loss)	(0.08)%	0.18%	0.50%
Portfolio Turnover Rate	18%	12%	11%

Class I Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$14.19	$11.19	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	—(3)	0.04	0.02
Net realized and unrealized gain/(loss)	(0.55)	3.00	1.17
Total from Investment Operations	(0.55)	3.04	1.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.03)	—
Distributions (from capital gains)	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.16)	(0.04)	—
Net Asset Value, End of Period	$13.48	$14.19	$11.19
Total Return*	(3.95)%	27.25%	11.90%
Net Assets, End of Period (in thousands)	$6,237	$11,353	$5,317
Average Net Assets for the Period (in thousands)	$9,891	$7,780	$5,071
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.45%	1.86%	10.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.87%	0.86%
Ratio of Net Investment Income/(Loss)	(0.03)%	0.29%	0.55%
Portfolio Turnover Rate	18%	12%	11%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 25, 2020 (inception date) through September 30, 2020.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson Global Sustainable Equity Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$14.23	$11.19	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	—(3)	0.05	0.02
Net realized and unrealized gain/(loss)	(0.55)	3.00	1.17
Total from Investment Operations	(0.55)	3.05	1.19
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	—	—
Distributions (from capital gains)	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.15)	(0.01)	—
Net Asset Value, End of Period	$13.53	$14.23	$11.19
Total Return*	(3.92)%	27.30%	11.90%
Net Assets, End of Period (in thousands)	$1,513	$1,449	$192
Average Net Assets for the Period (in thousands)	$1,493	$831	$83
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.64%	2.14%	14.24%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.86%	0.86%
Ratio of Net Investment Income/(Loss)	0.06%	0.33%	0.73%
Portfolio Turnover Rate	18%	12%	11%

Class R Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the period ended September 30, 2021	2022	2021(4)
Net Asset Value, Beginning of Period	$14.13	$13.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.04	(0.03)
Net realized and unrealized gain/(loss)	(0.55)	1.08
Total from Investment Operations	(0.51)	1.05
Less Dividends and Distributions:
Dividends (from net investment income)	—	—
Distributions (from capital gains)	(0.13)	—
Total Dividends and Distributions	(0.13)	—
Net Asset Value, End of Period	$13.49	$14.13
Total Return*	(3.65)%	8.03%
Net Assets, End of Period (in thousands)	$52	$54
Average Net Assets for the Period (in thousands)	$55	$53
Ratios to Average Net Assets**:
Ratio of Gross Expenses	6.60%	7.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.37%	1.46%
Ratio of Net Investment Income/(Loss)	0.54%	(0.27)%
Portfolio Turnover Rate	18%	12%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 25, 2020 (inception date) through September 30, 2020.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

(4) Period from January 28, 2021 (inception date) through September 30, 2021.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Sustainable Equity Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$14.15	$11.17	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.01	—(3)	—(3)
Net realized and unrealized gain/(loss)	(0.56)	3.01	1.17
Total from Investment Operations	(0.55)	3.01	1.17
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.02)	—
Distributions (from capital gains)	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.14)	(0.03)	—
Net Asset Value, End of Period	$13.46	$14.15	$11.17
Total Return*	(3.93)%	27.05%	11.70%
Net Assets, End of Period (in thousands)	$68	$71	$56
Average Net Assets for the Period (in thousands)	$71	$67	$54
Ratios to Average Net Assets**:
Ratio of Gross Expenses	5.75%	6.65%	16.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	1.11%	1.37%
Ratio of Net Investment Income/(Loss)	0.12%	0.03%	0.04%
Portfolio Turnover Rate	18%	12%	11%

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020(1)
Net Asset Value, Beginning of Period	$14.18	$11.18	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.01)	0.01	0.01
Net realized and unrealized gain/(loss)	(0.56)	3.01	1.17
Total from Investment Operations	(0.57)	3.02	1.18
Less Dividends and Distributions:
Dividends (from net investment income)	—(3)	(0.01)	—
Distributions (from capital gains)	(0.13)	(0.01)	—
Total Dividends and Distributions	(0.13)	(0.02)	—
Net Asset Value, End of Period	$13.48	$14.18	$11.18
Total Return*	(4.05)%	27.02%	11.80%
Net Assets, End of Period (in thousands)	$675	$697	$99
Average Net Assets for the Period (in thousands)	$702	$387	$77
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.10%	2.82%	14.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.09%	1.11%
Ratio of Net Investment Income/(Loss)	(0.18)%	0.10%	0.33%
Portfolio Turnover Rate	18%	12%	11%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 25, 2020 (inception date) through September 30, 2020.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson Global Sustainable Equity Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Sustainable Equity Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Janus Investment Fund	19

Janus Henderson Global Sustainable Equity Fund

Notes to Financial Statements (unaudited)

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles ("US GAAP").

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets

20	MARCH 31, 2022

Janus Henderson Global Sustainable Equity Fund

Notes to Financial Statements (unaudited)

and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Janus Investment Fund	21

Janus Henderson Global Sustainable Equity Fund

Notes to Financial Statements (unaudited)

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high

22	MARCH 31, 2022

Janus Henderson Global Sustainable Equity Fund

Notes to Financial Statements (unaudited)

levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $2 Billion	0.75
Over $2 Billion	0.70

The Fund’s actual investment advisory fee rate for the reporting period was 0.75% of average annual net assets before any applicable waivers.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.85% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on January 28, 2022. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

For the period of three years subsequent to the Fund’s commencement of operations, or until the Fund’s assets exceed the first breakpoint in the investment advisory fee schedule, whichever occurs first, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund’s expense ratio including recovered expenses, falls below the expense limit. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the year ended March 31, 2022, Janus Capital reimbursed the Fund $123,138 of fees and expense that are eligible for recoupment. As of March 31, 2022, the aggregate amount of recoupment that may potentially be made to Janus Capital is $605,696. The recoupment of such reimbursements expires at the latest June 25, 2023.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except

Janus Investment Fund	23

Janus Henderson Global Sustainable Equity Fund

Notes to Financial Statements (unaudited)

for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual

24	MARCH 31, 2022

Janus Henderson Global Sustainable Equity Fund

Notes to Financial Statements (unaudited)

12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Janus Investment Fund	25

Janus Henderson Global Sustainable Equity Fund

Notes to Financial Statements (unaudited)

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $524.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended March 31, 2022.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended March 31, 2022.

As of March 31, 2022, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	28%	-	%*
Class C Shares	90	-*
Class D Shares	-*	-*
Class I Shares	-	-
Class N Shares	5	-*
Class R Shares	100	-*
Class S Shares	100	-*
Class T Shares	10	-*

* Less than 0.50%

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with US GAAP).

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 30,908,540	$ 5,612,011	$ (1,840,418)	$ 3,771,593

26	MARCH 31, 2022

Janus Henderson Global Sustainable Equity Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021(1)
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	5,741	$ 82,252	6,778	$ 91,463
Reinvested dividends and distributions	125	1,797	18	237
Shares repurchased	(862)	(12,500)	-	-
Net Increase/(Decrease)	5,004	$ 71,549	6,796	$ 91,700
Class C Shares:
Shares sold	539	$ 8,063	409	$ 6,000
Reinvested dividends and distributions	54	778	12	149
Shares repurchased	(371)	(5,526)	-	-
Net Increase/(Decrease)	222	$ 3,315	421	$ 6,149
Class D Shares:
Shares sold	359,927	$ 5,170,933	1,554,605	$20,408,231
Reinvested dividends and distributions	18,393	265,600	932	11,975
Shares repurchased	(149,550)	(2,062,631)	(338,219)	(4,518,344)
Net Increase/(Decrease)	228,770	$ 3,373,902	1,217,318	$15,901,862
Class I Shares:
Shares sold	135,290	$ 1,870,957	329,386	$ 4,483,536
Reinvested dividends and distributions	9,099	131,214	1,654	21,224
Shares repurchased	(481,864)	(6,357,778)	(6,170)	(83,220)
Net Increase/(Decrease)	(337,475)	$(4,355,607)	324,870	$ 4,421,540
Class N Shares:
Shares sold	17,384	$ 238,381	92,900	$ 1,247,113
Reinvested dividends and distributions	1,119	16,196	36	466
Shares repurchased	(8,436)	(124,403)	(8,291)	(110,210)
Net Increase/(Decrease)	10,067	$ 130,174	84,645	$ 1,137,369
Class R Shares:
Shares sold	-	$ -	3,855	$ 50,000
Reinvested dividends and distributions	35	510	-	-
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	35	$ 510	3,855	$ 50,000
Class S Shares:
Shares sold	-	$ -	-	$ -
Reinvested dividends and distributions	51	721	14	186
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	51	$ 721	14	$ 186
Class T Shares:
Shares sold	5,350	$ 74,660	51,435	$ 699,859
Reinvested dividends and distributions	473	6,829	19	250
Shares repurchased	(4,880)	(67,082)	(11,190)	(150,029)
Net Increase/(Decrease)	943	$ 14,407	40,264	$ 550,080
(1)	Period from January 28, 2021 (inception date) through September 30, 2021 for Class R Shares.

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Janus Henderson Global Sustainable Equity Fund

Notes to Financial Statements (unaudited)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ 6,553,770	$ 7,900,595	$ -	$ -

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Global Sustainable Equity Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

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Janus Henderson Global Sustainable Equity Fund

Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

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Janus Henderson Global Sustainable Equity Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

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Janus Henderson Global Sustainable Equity Fund

Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

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Janus Henderson Global Sustainable Equity Fund

Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Global Sustainable Equity Fund

Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

34	MARCH 31, 2022

Janus Henderson Global Sustainable Equity Fund

Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

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Janus Henderson Global Sustainable Equity Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

36	MARCH 31, 2022

Janus Henderson Global Sustainable Equity Fund

Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

Janus Investment Fund	37

Janus Henderson Global Sustainable Equity Fund

Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

38	MARCH 31, 2022

Janus Henderson Global Sustainable Equity Fund

Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	39

Janus Henderson Global Sustainable Equity Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Janus Henderson Global Sustainable Equity Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	41

Janus Henderson Global Sustainable Equity Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

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Janus Henderson Global Sustainable Equity Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	43

Janus Henderson Global Sustainable Equity Fund

Notes

NotesPage1

44	MARCH 31, 2022

Janus Henderson Global Sustainable Equity Fund

Notes

NotesPage2

Janus Investment Fund	45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93086 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Global Technology and Innovation Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Technology and Innovation Fund

FUND SNAPSHOT

This global growth fund invests in companies that create and benefit from advances in technology. We invest in companies we believe to be resilient and also take smaller positions in companies that have optionality – meaning large potential upside under a specific scenario. The Fund seeks long-term growth of capital.

Jonathan Cofsky co-portfolio manager	Denny Fish co-portfolio manager

Janus Henderson Global Technology and Innovation Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
NVIDIA Corp	3.49%	0.30%	Apple Inc	7.52%	-1.82%
Alphabet Inc - Class C	4.94%	0.15%	Sea Ltd (ADR)	1.16%	-1.15%
Cadence Design Systems Inc	1.84%	0.13%	Snap Inc - Class A	1.03%	-0.77%
Atlassian Corp PLC - Class A	1.43%	-0.38%	Twilio Inc	1.42%	-0.73%
ASML Holding NV	5.77%	-0.40%	Global-E Online Ltd	0.81%	-0.61%

	5 Top Detractors - Sectors*[a]
		Relative	Fund	MSCI All Country World Information Technology Index
		Contribution	Average Weight	Average Weight
	Information Technology	-4.75%	74.71%	100.00%
	Communication Services	-3.51%	10.24%	0.00%
	Consumer Discretionary	-2.32%	8.87%	0.00%
	Industrials	-0.86%	3.24%	0.00%
	Real Estate	-0.37%	1.54%	0.00%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
a	During the reporting period no sectors contributed on a relative basis.

Janus Investment Fund	1

Janus Henderson Global Technology and Innovation Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	12.0%
Apple Inc
Technology Hardware, Storage & Peripherals	9.1%
ASML Holding NV
Semiconductor & Semiconductor Equipment	6.0%
Amazon.com Inc
Internet & Direct Marketing Retail	5.4%
Taiwan Semiconductor Manufacturing Co Ltd
Semiconductor & Semiconductor Equipment	4.9%
37.4%

Asset Allocation - (% of Net Assets)
Common Stocks	98.9%
Preferred Stocks	0.8%
Private Investment in Public Equity (PIPES)	0.4%
Investments Purchased with Cash Collateral from Securities Lending	0.2%
Investment Companies	0.0%
Warrants	0.0%
Other	(0.3)%
100.0%

Emerging markets comprised 7.7% of total net assets.

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	-11.46%	-1.80%	22.88%	18.65%	10.68%	0.98%
Class A Shares at MOP	-16.55%	-7.46%	21.43%	17.95%	10.40%
Class C Shares at NAV	-11.72%	-2.43%	22.04%	17.84%	9.90%	1.74%
Class C Shares at CDSC	-12.46%	-3.24%	22.04%	17.84%	9.90%
Class D Shares	-11.37%	-1.61%	23.10%	18.88%	10.86%	0.79%
Class I Shares	-11.35%	-1.58%	23.18%	18.97%	10.91%	0.75%
Class N Shares	-11.32%	-1.49%	23.28%	18.94%	10.88%	0.67%
Class S Shares	-11.53%	-1.99%	22.65%	18.48%	10.52%	1.17%
Class T Shares	-11.42%	-1.72%	22.98%	18.80%	10.82%	0.91%
S&P 500 Index	5.92%	15.65%	15.99%	14.64%	7.78%
MSCI All Country World Information Technology Index	1.02%	12.27%	23.63%	18.12%	8.22%
Morningstar Quartile - Class T Shares	-	3rd	2nd	2nd	2nd
Morningstar Ranking - based on total returns for Technology Funds	-	152/254	77/194	63/178	37/96

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Janus Investment Fund	3

Janus Henderson Global Technology and Innovation Fund (unaudited)

Performance

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on January 27, 2017. Performance shown for periods prior to January 27, 2017, reflects the historical performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund's commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund's prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

Effective March 1, 2022, Jonathan Cofsky and Denny Fish are Co-Portfolio Managers of the Fund.

*The Fund’s inception date – December 31, 1998.

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$885.40	$4.65	$1,000.00	$1,020.00	$4.99	0.99%
Class C Shares	$1,000.00	$882.80	$7.32	$1,000.00	$1,017.15	$7.85	1.56%
Class D Shares	$1,000.00	$886.30	$3.72	$1,000.00	$1,020.99	$3.98	0.79%
Class I Shares	$1,000.00	$886.50	$3.57	$1,000.00	$1,021.14	$3.83	0.76%
Class N Shares	$1,000.00	$886.80	$3.10	$1,000.00	$1,021.64	$3.33	0.66%
Class S Shares	$1,000.00	$884.70	$5.50	$1,000.00	$1,019.10	$5.89	1.17%
Class T Shares	$1,000.00	$885.80	$4.23	$1,000.00	$1,020.44	$4.53	0.90%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Global Technology and Innovation Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 98.9%
Aerospace & Defense – 0.4%
Axon Enterprise Inc*	172,678	$23,782,941
Entertainment – 0.9%
Sea Ltd (ADR)*	426,587	51,100,857
Equity Real Estate Investment Trusts (REITs) – 1.4%
Equinix Inc	105,315	78,103,710
Household Durables – 0.7%
Roku Inc*	295,192	36,978,702
Information Technology Services – 10.7%
Adyen NV (144A)*	10,830	21,392,469
Marqeta Inc - Class A*	2,136,553	23,587,545
Mastercard Inc	755,213	269,898,022
MongoDB Inc*	70,758	31,387,541
Okta Inc*	354,575	53,526,642
Shopify Inc*	17,238	11,652,198
Snowflake Inc - Class A*	249,889	57,257,067
Square Inc*	231,689	31,417,028
Toast Inc - Class A*	589,271	12,804,859
Twilio Inc*	436,376	71,919,129
Visa Inc	131,917	29,255,233
		614,097,733
Interactive Media & Services – 6.5%
Alphabet Inc - Class C*	91,277	254,935,748
Match Group Inc*	597,123	64,931,155
Snap Inc - Class A*	1,523,590	54,834,004
		374,700,907
Internet & Direct Marketing Retail – 8.5%
Amazon.com Inc*	94,888	309,330,136
Coupang Inc*	834,721	14,757,867
Farfetch Ltd - Class A*	1,131,681	17,111,017
Global-E Online Ltd*	1,091,068	36,856,277
Grab Holdings Ltd - Class A*,#	5,211,922	18,241,727
MercadoLibre Inc*	77,793	92,533,218
		488,830,242
Professional Services – 2.1%
CoStar Group Inc*	1,809,264	120,515,075
Road & Rail – 1.1%
Uber Technologies Inc*	1,821,368	64,986,410
Semiconductor & Semiconductor Equipment – 26.6%
Advanced Micro Devices Inc*	827,582	90,487,816
Analog Devices Inc	610,250	100,801,095
Applied Materials Inc	470,095	61,958,521
ASML Holding NV	516,119	344,203,454
KLA Corp	330,465	120,970,018
Lam Research Corp	280,545	150,823,797
Marvell Technology Inc	1,148,760	82,377,580
NVIDIA Corp	675,723	184,377,778
NXP Semiconductors NV	204,075	37,770,201
Taiwan Semiconductor Manufacturing Co Ltd	13,703,000	283,366,056
Texas Instruments Inc	359,791	66,014,453
		1,523,150,769
Software – 30.9%
Adobe Inc*	121,813	55,500,439
Atlassian Corp PLC - Class A*	347,853	102,209,647
Autodesk Inc*	136,627	29,285,997
Avalara Inc*	945,174	94,054,265
Cadence Design Systems Inc*	594,239	97,728,546
CCC Intelligent Solutions Holdings Inc*	4,444,041	49,062,213
Ceridian HCM Holding Inc*	659,107	45,056,554
Coupa Software Inc*	340,271	34,581,742

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software– (continued)
Datadog Inc - Class A*	79,635	$12,062,313
Dynatrace Inc*	1,271,538	59,889,440
Gitlab Inc - Class A*	130,057	7,081,604
Microsoft Corp	2,228,623	687,106,757
Momentive Global Inc*	1,647,303	26,785,147
Nice Ltd (ADR)*	145,148	31,787,412
Olo Inc - Class A*	967,292	12,816,619
Paylocity Holding Corp*	100,315	20,641,818
ServiceNow Inc*	67,503	37,591,746
Synopsys Inc*	121,288	40,421,652
Tyler Technologies Inc*	82,929	36,894,283
Unity Software Inc*	455,297	45,170,015
Workday Inc - Class A*	740,825	177,397,954
Zendesk Inc*	579,935	69,760,381
		1,772,886,544
Technology Hardware, Storage & Peripherals – 9.1%
Apple Inc	2,973,544	519,210,518
Total Common Stocks (cost $3,851,058,156)		5,668,344,408
Private Investment in Public Equity (PIPES)– 0.4%
Diversified Financial Services – 0.4%
Altimeter Growth Corp*,§	3,269,751	11,444,128
CCC Intelligent Solutions Holdings Inc*,§	887,637	9,799,512
Total Private Investment in Public Equity (PIPES) (cost $41,573,880)		21,243,640
Preferred Stocks– 0.8%
Professional Services – 0.2%
Apartment List Inc PP*,¢,§	3,783,673	13,821,757
Software – 0.6%
Magic Leap Inc PP - Class A private equity common shares*,¢,§	18,847	0
Via Transportation Inc PP - Preferred shares*,¢,§	657,989	29,688,507
Via Transportation Inc PP - private equity common shares*,¢,§	78,470	3,392,258
		33,080,765
Total Preferred Stocks (cost $56,069,481)		46,902,522
Warrants– 0%
Internet & Direct Marketing Retail – 0%
Grab Holdings Ltd, expires 12/1/26*((cost $992,956)	335,564	258,384
Investment Companies– 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $908,077)	907,986	908,077
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	6,302,523	6,302,523
Time Deposits – 0.1%
Royal Bank of Canada, 0.2900%, 4/1/22	$3,222,255	3,222,255
Total Investments Purchased with Cash Collateral from Securities Lending (cost $9,524,778)		9,524,778
Total Investments (total cost $3,960,127,328) – 100.3%		5,747,181,809
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(14,518,065)
Net Assets – 100%		$5,732,663,744

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Technology and Innovation Fund

Schedule of Investments (unaudited)

March 31, 2022

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,721,711,226	82.2%
Netherlands	365,595,923	6.4
Taiwan	334,466,913	5.8
Australia	102,209,647	1.8
Argentina	92,533,218	1.6
Israel	68,643,689	1.2
Singapore	18,500,111	0.3
United Kingdom	17,111,017	0.3
South Korea	14,757,867	0.2
Canada	11,652,198	0.2

Total	$5,747,181,809	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$23,794	$728	$(728)	$908,077
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	452,991∆	-	-	6,302,523
Total Affiliated Investments - 0.1%	$476,785	$728	$(728)	$7,210,600

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 0.0%
Money Markets - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	161,740,558	558,015,111	(718,847,592)	908,077
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	36,541,524	310,675,207	(340,914,208)	6,302,523

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI All Country World Information Technology IndexSM	MSCI All Country World Information Technology IndexSM reflects the performance of information technology stocks from developed and emerging markets.
S&P 500® Index	S&P 500® Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $21,392,469, which represents 0.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2022 is $46,902,522, which represents 0.8% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2022)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Altimeter Growth Corp	4/30/21	$32,697,510	$11,444,128	0.2%
Apartment List Inc PP	11/2/20	13,821,757	13,821,757	0.2
CCC Intelligent Solutions Holdings Inc	2/3/21	8,876,370	9,799,512	0.2
Magic Leap Inc PP - Class A private equity common shares	10/5/17	9,160,263	0	0.0
Via Transportation Inc PP - Preferred shares	11/4/21	29,692,444	29,688,507	0.5
Via Transportation Inc PP - private equity common shares	12/2/21	3,395,017	3,392,258	0.1
Total		$97,643,361	$68,146,162	1.2%

The Fund has registration rights for certain restricted securities held as of March 31, 2022. The issuer incurs all registration costs.

Janus Investment Fund	9

Janus Henderson Global Technology and Innovation Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Information Technology Services	$592,705,264	$21,392,469	$-
Semiconductor & Semiconductor Equipment	895,581,259	627,569,510	-
All Other	3,531,095,906	-	-
Private Investment in Public Equity (PIPES)	-	21,243,640	-
Preferred Stocks	-	-	46,902,522
Warrants	258,384	-	-
Investment Companies	-	908,077	-
Investments Purchased with Cash Collateral from Securities Lending	-	9,524,778	-
Total Assets	$5,019,640,813	$680,638,474	$46,902,522

10	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Assets:
Unaffiliated investments, at value (cost $3,952,916,728)(1)	$5,739,971,209
Affiliated investments, at value (cost $7,210,600)	7,210,600
Non-interested Trustees' deferred compensation	157,475
Receivables:
Fund shares sold	8,950,062
Dividends	1,607,925
Foreign tax reclaims	4,834
Dividends from affiliates	2,273
Other assets	69,249
Total Assets	5,757,973,627
Liabilities:
Due to custodian	554
Collateral for securities loaned (Note 2)	9,524,778
Payables:	—
Fund shares repurchased	11,232,125
Advisory fees	3,017,637
Transfer agent fees and expenses	866,112
Non-interested Trustees' deferred compensation fees	157,475
12b-1 Distribution and shareholder servicing fees	129,573
Professional fees	43,627
Custodian fees	32,333
Non-interested Trustees' fees and expenses	24,254
Affiliated fund administration fees payable	11,787
Accrued expenses and other payables	269,628
Total Liabilities	25,309,883
Net Assets	$5,732,663,744

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Technology and Innovation Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,608,370,246
Total distributable earnings (loss)	2,124,293,498
Total Net Assets	$5,732,663,744
Net Assets - Class A Shares	$269,313,325
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,020,536
Net Asset Value Per Share(2)	$44.73
Maximum Offering Price Per Share(3)	$47.46
Net Assets - Class C Shares	$83,826,868
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,204,620
Net Asset Value Per Share(2)	$38.02
Net Assets - Class D Shares	$2,628,728,621
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	56,572,631
Net Asset Value Per Share	$46.47
Net Assets - Class I Shares	$960,054,983
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	20,405,976
Net Asset Value Per Share	$47.05
Net Assets - Class N Shares	$163,134,138
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,513,701
Net Asset Value Per Share	$46.43
Net Assets - Class S Shares	$28,221,076
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	650,541
Net Asset Value Per Share	$43.38
Net Assets - Class T Shares	$1,599,384,733
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	34,824,775
Net Asset Value Per Share	$45.93

(1) Includes $9,120,864 of securities on loan. See Note 2 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

12	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Dividends	$14,596,264
Affiliated securities lending income, net	452,991
Dividends from affiliates	23,794
Unaffiliated securities lending income, net	3,223
Foreign tax withheld	(781,099)
Total Investment Income	14,295,173
Expenses:
Advisory fees	20,859,795
12b-1 Distribution and shareholder servicing fees:
Class A Shares	380,865
Class C Shares	390,767
Class S Shares	38,600
Transfer agent administrative fees and expenses:
Class D Shares	1,634,241
Class S Shares	38,600
Class T Shares	2,310,793
Transfer agent networking and omnibus fees:
Class A Shares	108,318
Class C Shares	35,219
Class I Shares	542,042
Other transfer agent fees and expenses:
Class A Shares	9,775
Class C Shares	2,420
Class D Shares	160,846
Class I Shares	26,040
Class N Shares	3,370
Class S Shares	145
Class T Shares	8,130
Shareholder reports expense	135,685
Affiliated fund administration fees	81,483
Registration fees	72,128
Custodian fees	70,844
Non-interested Trustees’ fees and expenses	59,689
Professional fees	50,247
Other expenses	205,212
Total Expenses	27,225,254
Less: Excess Expense Reimbursement and Waivers	(116,744)
Net Expenses	27,108,510
Net Investment Income/(Loss)	(12,813,337)

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Technology and Innovation Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$399,436,660
Investments in affiliates	728
Total Net Realized Gain/(Loss) on Investments	399,437,388
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(1,153,948,874)
Investments in affiliates	(728)
Total Change in Unrealized Net Appreciation/Depreciation	(1,153,949,602)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(767,325,551)

See Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$(12,813,337)	$(21,218,218)
Net realized gain/(loss) on investments	399,437,388	957,712,135
Change in unrealized net appreciation/depreciation	(1,153,949,602)	579,443,181
Net Increase/(Decrease) in Net Assets Resulting from Operations	(767,325,551)	1,515,937,098
Dividends and Distributions to Shareholders:
Class A Shares	(46,604,439)	(24,126,815)
Class C Shares	(16,566,428)	(9,512,616)
Class D Shares	(431,253,501)	(228,155,423)
Class I Shares	(166,649,528)	(84,659,567)
Class N Shares	(25,779,168)	(11,937,362)
Class S Shares	(5,259,139)	(2,161,126)
Class T Shares	(278,237,921)	(150,400,901)
Net Decrease from Dividends and Distributions to Shareholders	(970,350,124)	(510,953,810)
Capital Share Transactions:
Class A Shares	32,512,036	20,777,355
Class C Shares	9,841,742	(959,381)
Class D Shares	347,149,850	174,903,766
Class I Shares	68,754,586	129,009,173
Class N Shares	34,900,218	34,445,636
Class S Shares	10,975,856	2,232,031
Class T Shares	135,672,932	66,730,556
Net Increase/(Decrease) from Capital Share Transactions	639,807,220	427,139,136
Net Increase/(Decrease) in Net Assets	(1,097,868,455)	1,432,122,424
Net Assets:
Beginning of period	6,830,532,199	5,398,409,775
End of period	$5,732,663,744	$6,830,532,199

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Technology and Innovation Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$59.21	$50.45	$36.72	$36.33	$29.11	$24.11
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.14)	(0.27)	(0.11)	(0.05)	(0.05)	(0.05)
Net realized and unrealized gain/(loss)	(5.69)	13.83	17.17	2.33	8.45	7.29
Total from Investment Operations	(5.83)	13.56	17.06	2.28	8.40	7.24
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—(2)	—(2)	—
Distributions (from capital gains)	(8.65)	(4.80)	(3.33)	(1.89)	(1.18)	(2.24)
Total Dividends and Distributions	(8.65)	(4.80)	(3.33)	(1.89)	(1.18)	(2.24)
Net Asset Value, End of Period	$44.73	$59.21	$50.45	$36.72	$36.33	$29.11
Total Return*	(11.47)%	28.19%	49.64%	7.70%	29.63%	31.84%
Net Assets, End of Period (in thousands)	$269,313	$319,194	$252,037	$172,237	$136,689	$107,783
Average Net Assets for the Period (in thousands)	$305,529	$299,780	$204,220	$151,979	$125,207	$44,671
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.99%	0.98%	0.99%	1.01%	1.00%	1.03%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	0.98%	0.99%	1.01%	1.00%	1.03%
Ratio of Net Investment Income/(Loss)	(0.55)%	(0.47)%	(0.26)%	(0.14)%	(0.16)%	(0.18)%
Portfolio Turnover Rate	28%	43%	37%	36%	20%	30%

Class C Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$51.77	$44.91	$33.24	$33.31	$26.96	$22.63
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.25)	(0.56)	(0.36)	(0.26)	(0.27)	(0.23)
Net realized and unrealized gain/(loss)	(4.85)	12.22	15.36	2.08	7.80	6.80
Total from Investment Operations	(5.10)	11.66	15.00	1.82	7.53	6.57
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(8.65)	(4.80)	(3.33)	(1.89)	(1.18)	(2.24)
Total Dividends and Distributions	(8.65)	(4.80)	(3.33)	(1.89)	(1.18)	(2.24)
Net Asset Value, End of Period	$38.02	$51.77	$44.91	$33.24	$33.31	$26.96
Total Return*	(11.74)%	27.37%	48.56%	6.97%	28.73%	30.91%
Net Assets, End of Period (in thousands)	$83,827	$101,860	$89,141	$64,636	$89,817	$70,002
Average Net Assets for the Period (in thousands)	$95,822	$98,033	$75,085	$66,888	$79,328	$27,163
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.56%	1.64%	1.69%	1.70%	1.72%	1.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.56%	1.64%	1.69%	1.70%	1.72%	1.77%
Ratio of Net Investment Income/(Loss)	(1.12)%	(1.13)%	(0.96)%	(0.85)%	(0.88)%	(0.91)%
Portfolio Turnover Rate	28%	43%	37%	36%	20%	30%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$61.11	$51.89	$37.62	$37.14	$29.69	$24.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.09)	(0.16)	(0.03)	0.01	—(2)	—(2)
Net realized and unrealized gain/(loss)	(5.90)	14.23	17.63	2.40	8.63	7.43
Total from Investment Operations	(5.99)	14.07	17.60	2.41	8.63	7.43
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.05)	—	(0.04)	—(2)	—
Distributions (from capital gains)	(8.65)	(4.80)	(3.33)	(1.89)	(1.18)	(2.24)
Total Dividends and Distributions	(8.65)	(4.85)	(3.33)	(1.93)	(1.18)	(2.24)
Net Asset Value, End of Period	$46.47	$61.11	$51.89	$37.62	$37.14	$29.69
Total Return*	(11.37)%	28.43%	49.90%	7.91%	29.84%	32.12%
Net Assets, End of Period (in thousands)	$2,628,729	$3,058,182	$2,426,380	$1,603,112	$1,570,846	$1,147,818
Average Net Assets for the Period (in thousands)	$2,941,755	$2,878,436	$1,911,725	$1,501,953	$1,400,342	$958,246
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.79%	0.80%	0.83%	0.83%	0.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.79%	0.80%	0.83%	0.83%	0.85%
Ratio of Net Investment Income/(Loss)	(0.35)%	(0.29)%	(0.08)%	0.03%	0.01%	(0.01)%
Portfolio Turnover Rate	28%	43%	37%	36%	20%	30%

Class I Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$61.76	$52.40	$37.94	$37.45	$29.91	$24.65
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.09)	(0.14)	(0.01)	0.04	0.04	0.03
Net realized and unrealized gain/(loss)	(5.97)	14.38	17.80	2.41	8.69	7.47
Total from Investment Operations	(6.06)	14.24	17.79	2.45	8.73	7.50
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.08)	—	(0.07)	(0.01)	—
Distributions (from capital gains)	(8.65)	(4.80)	(3.33)	(1.89)	(1.18)	(2.24)
Total Dividends and Distributions	(8.65)	(4.88)	(3.33)	(1.96)	(1.19)	(2.24)
Net Asset Value, End of Period	$47.05	$61.76	$52.40	$37.94	$37.45	$29.91
Total Return*	(11.36)%	28.48%	49.99%	7.97%	29.97%	32.21%
Net Assets, End of Period (in thousands)	$960,055	$1,189,917	$890,656	$418,834	$353,236	$176,639
Average Net Assets for the Period (in thousands)	$1,131,740	$1,074,031	$606,085	$356,404	$248,537	$85,627
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.76%	0.75%	0.75%	0.76%	0.75%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.75%	0.75%	0.76%	0.75%	0.75%
Ratio of Net Investment Income/(Loss)	(0.32)%	(0.24)%	(0.02)%	0.11%	0.10%	0.10%
Portfolio Turnover Rate	28%	43%	37%	36%	20%	30%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Technology and Innovation Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$61.03	$51.81	$37.52	$37.05	$29.59	$24.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.06)	(0.09)	0.02	0.07	0.06	0.05
Net realized and unrealized gain/(loss)	(5.89)	14.21	17.60	2.37	8.60	6.04
Total from Investment Operations	(5.95)	14.12	17.62	2.44	8.66	6.09
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.10)	—	(0.08)	(0.02)	—
Distributions (from capital gains)	(8.65)	(4.80)	(3.33)	(1.89)	(1.18)	(1.12)
Total Dividends and Distributions	(8.65)	(4.90)	(3.33)	(1.97)	(1.20)	(1.12)
Net Asset Value, End of Period	$46.43	$61.03	$51.81	$37.52	$37.05	$29.59
Total Return*	(11.32)%	28.59%	50.10%	8.06%	30.04%	25.10%
Net Assets, End of Period (in thousands)	$163,134	$175,740	$117,541	$41,043	$20,522	$6,091
Average Net Assets for the Period (in thousands)	$177,070	$158,218	$70,265	$28,002	$11,360	$3,349
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.66%	0.67%	0.67%	0.69%	0.69%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.66%	0.67%	0.67%	0.69%	0.69%	0.69%
Ratio of Net Investment Income/(Loss)	(0.22)%	(0.16)%	0.06%	0.19%	0.17%	0.28%
Portfolio Turnover Rate	28%	43%	37%	36%	20%	30%

Class S Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$57.73	$49.38	$36.07	$35.79	$28.75	$23.87
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.19)	(0.36)	(0.19)	(0.12)	(0.12)	(0.08)
Net realized and unrealized gain/(loss)	(5.51)	13.51	16.83	2.29	8.34	7.20
Total from Investment Operations	(5.70)	13.15	16.64	2.17	8.22	7.12
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(8.65)	(4.80)	(3.33)	(1.89)	(1.18)	(2.24)
Total Dividends and Distributions	(8.65)	(4.80)	(3.33)	(1.89)	(1.18)	(2.24)
Net Asset Value, End of Period	$43.38	$57.73	$49.38	$36.07	$35.79	$28.75
Total Return*	(11.55)%	27.95%	49.35%	7.49%	29.36%	31.65%
Net Assets, End of Period (in thousands)	$28,221	$27,069	$21,002	$9,084	$6,628	$4,951
Average Net Assets for the Period (in thousands)	$30,965	$25,961	$14,529	$7,654	$6,405	$6,495
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.17%	1.17%	1.19%	1.22%	1.20%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.17%	1.18%	1.22%	1.19%	1.18%
Ratio of Net Investment Income/(Loss)	(0.73)%	(0.66)%	(0.46)%	(0.35)%	(0.36)%	(0.32)%
Portfolio Turnover Rate	28%	43%	37%	36%	20%	30%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from January 27, 2017 (inception date) through September 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$60.53	$51.47	$37.37	$36.91	$29.54	$24.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.12)	(0.23)	(0.08)	(0.02)	(0.03)	(0.02)
Net realized and unrealized gain/(loss)	(5.83)	14.11	17.51	2.39	8.58	7.39
Total from Investment Operations	(5.95)	13.88	17.43	2.37	8.55	7.37
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.02)	—	(0.02)	—	—
Distributions (from capital gains)	(8.65)	(4.80)	(3.33)	(1.89)	(1.18)	(2.24)
Total Dividends and Distributions	(8.65)	(4.82)	(3.33)	(1.91)	(1.18)	(2.24)
Net Asset Value, End of Period	$45.93	$60.53	$51.47	$37.37	$36.91	$29.54
Total Return*	(11.42)%	28.26%	49.77%	7.82%	29.70%	31.99%
Net Assets, End of Period (in thousands)	$1,599,385	$1,958,570	$1,601,653	$936,931	$961,794	$601,485
Average Net Assets for the Period (in thousands)	$1,853,713	$1,860,359	$1,210,097	$869,267	$812,197	$477,426
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.91%	0.92%	0.93%	0.92%	0.93%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.91%	0.91%	0.92%	0.92%	0.93%
Ratio of Net Investment Income/(Loss)	(0.46)%	(0.40)%	(0.18)%	(0.06)%	(0.08)%	(0.09)%
Portfolio Turnover Rate	28%	43%	37%	36%	20%	30%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Technology and Innovation Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct

20	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Janus Investment Fund	21

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2022.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the

22	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and

Janus Investment Fund	23

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In

24	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$9,120,864	$—	$(9,120,864)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk

Janus Investment Fund	25

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Private Investment in Public Equity

Private investments in public equity (“PIPEs”) are equity securities privately purchased from public companies (including special purpose acquisition companies) at a specified price. PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect. To the extent that they increase the supply of a company’s stock in the market, PIPEs can potentially dilute the value of existing shares.

Special Purpose Acquisition Companies (SPAC)

The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC typically invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time (typically two years), the invested funds are returned to the SPAC’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of a SPAC’s securities is particularly dependent on the ability of the SPAC’s management to timely identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. To the extent the SPAC is invested in cash or similar securities while awaiting an acquisition opportunity, a Fund’s ability to meet its investment objective may be negatively impacted. In addition, some SPACs may be traded in the over-the-counter market and may be considered illiquid and/or be subject to restrictions on resale.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund

26	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $9,120,864. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2022 is $9,524,778, resulting in the net amount due to the counterparty of $403,914.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.71% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on January 28, 2022. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Janus Investment Fund	27

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the

28	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $31,647.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class A Shares paid CDSCs of $103 to Janus Henderson Distributors.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption

Janus Investment Fund	29

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

of the Class C Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class C Shares paid CDSCs of $3,200.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 3,991,614,649	$2,158,478,810	$(402,911,650)	$ 1,755,567,160

30	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	517,063	$ 26,973,233	1,549,800	$ 87,810,243
Reinvested dividends and distributions	785,445	39,554,989	391,837	20,391,219
Shares repurchased	(673,049)	(34,016,186)	(1,546,340)	(87,424,107)
Net Increase/(Decrease)	629,459	$ 32,512,036	395,297	$ 20,777,355
Class C Shares:
Shares sold	143,052	$ 6,356,974	392,494	$ 19,087,641
Reinvested dividends and distributions	359,888	15,435,591	195,550	8,944,446
Shares repurchased	(266,038)	(11,950,823)	(605,073)	(28,991,468)
Net Increase/(Decrease)	236,902	$ 9,841,742	(17,029)	$ (959,381)
Class D Shares:
Shares sold	2,192,064	$117,802,307	5,633,990	$321,381,945
Reinvested dividends and distributions	8,016,491	419,182,331	4,146,186	222,359,993
Shares repurchased	(3,679,138)	(189,834,788)	(6,496,952)	(368,838,172)
Net Increase/(Decrease)	6,529,417	$347,149,850	3,283,224	$174,903,766
Class I Shares:
Shares sold	3,544,853	$190,055,325	7,875,296	$456,468,434
Reinvested dividends and distributions	2,866,657	151,760,832	1,369,659	74,208,117
Shares repurchased	(5,272,722)	(273,061,571)	(6,975,855)	(401,667,378)
Net Increase/(Decrease)	1,138,788	$ 68,754,586	2,269,100	$129,009,173
Class N Shares:
Shares sold	721,929	$ 39,398,653	1,460,792	$ 83,346,222
Reinvested dividends and distributions	493,570	25,779,168	223,087	11,937,362
Shares repurchased	(581,248)	(30,277,603)	(1,073,007)	(60,837,948)
Net Increase/(Decrease)	634,251	$ 34,900,218	610,872	$ 34,445,636
Class S Shares:
Shares sold	247,430	$ 14,538,673	142,000	$ 7,600,543
Reinvested dividends and distributions	107,615	5,259,139	42,533	2,161,126
Shares repurchased	(173,412)	(8,821,956)	(140,911)	(7,529,638)
Net Increase/(Decrease)	181,633	$ 10,975,856	43,622	$ 2,232,031
Class T Shares:
Shares sold	2,403,108	$129,982,516	7,511,806	$425,071,108
Reinvested dividends and distributions	5,264,764	272,188,274	2,766,547	147,097,319
Shares repurchased	(5,198,416)	(266,497,858)	(9,044,088)	(505,437,871)
Net Increase/(Decrease)	2,469,456	$135,672,932	1,234,265	$ 66,730,556

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,805,384,175	$2,022,087,849	$ -	$ -

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Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

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Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

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Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

Janus Investment Fund	35

Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

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Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

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Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Janus Investment Fund	39

Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

40	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

Janus Investment Fund	41

Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

42	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund

Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	43

Janus Henderson Global Technology and Innovation Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Janus Henderson Global Technology and Innovation Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	45

Janus Henderson Global Technology and Innovation Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

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Janus Henderson Global Technology and Innovation Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	47

Janus Henderson Global Technology and Innovation Fund

Notes

NotesPage1

48	MARCH 31, 2022

Janus Henderson Global Technology and Innovation Fund

Notes

NotesPage2

Janus Investment Fund	49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93047 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Growth and Income Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Growth and Income Fund

FUND SNAPSHOT

A large-cap equity total return fund/portfolio that seeks long-term growth of capital and current income by investing in a fund/portfolio of high-quality companies – defined by revenue growth, earnings growth and dividend increases. We believe these companies tend to participate in market gains while being potentially resilient on the downside.

Jeremiah Buckley co-portfolio manager

Janus Henderson Growth and Income Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
UnitedHealth Group Inc	2.87%	0.39%	JPMorgan Chase & Co	3.21%	-0.48%
Deere & Co	2.39%	0.39%	Garmin Ltd	1.42%	-0.47%
AbbVie Inc	1.48%	0.39%	Comcast Corp	2.37%	-0.43%
CME Group Inc	2.09%	0.35%	VF Corp	1.36%	-0.29%
Eli Lilly & Co	2.26%	0.32%	Morgan Stanley	2.19%	-0.27%

	5 Top Contributors - Sectors*
		Relative	Fund	S&P 500 Index
		Contribution	Average Weight	Average Weight
	Communication Services	1.13%	4.63%	10.20%
	Information Technology	0.75%	37.49%	28.29%
	Industrials	0.71%	11.44%	7.95%
	Health Care	0.45%	15.52%	13.12%
	Consumer Staples	0.39%	5.74%	5.91%

	5 Top Detractors - Sectors*
		Relative	Fund	S&P 500 Index
		Contribution	Average Weight	Average Weight
	Consumer Discretionary	-1.63%	12.49%	12.37%
	Energy	-1.22%	0.00%	3.16%
	Financials	-0.40%	11.53%	11.29%
	Utilities	-0.30%	0.00%	2.50%
	Materials	-0.22%	1.01%	2.55%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Janus Investment Fund	1

Janus Henderson Growth and Income Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	9.1%
Apple Inc
Technology Hardware, Storage & Peripherals	8.9%
Accenture PLC
Information Technology Services	4.4%
UnitedHealth Group Inc
Health Care Providers & Services	3.1%
JPMorgan Chase & Co
Banks	2.9%
28.4%

Asset Allocation - (% of Net Assets)
Common Stocks	99.9%
Investment Companies	0.1%
Other	(0.0)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Growth and Income Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	4.91%	13.53%	14.33%	13.34%	11.08%	1.01%
Class A Shares at MOP	-1.12%	7.00%	12.99%	12.68%	10.87%
Class C Shares at NAV	4.58%	12.81%	13.55%	12.52%	10.32%	1.69%
Class C Shares at CDSC	3.59%	11.81%	13.55%	12.52%	10.32%
Class D Shares	5.05%	13.84%	14.58%	13.56%	11.19%	0.75%
Class I Shares	5.08%	13.88%	14.64%	13.63%	11.23%	0.70%
Class N Shares	5.10%	13.96%	14.70%	13.57%	11.19%	0.62%
Class R Shares	4.71%	13.09%	13.85%	12.86%	10.65%	1.40%
Class S Shares	4.85%	13.39%	14.16%	13.16%	10.91%	1.13%
Class T Shares	5.00%	13.70%	14.46%	13.45%	11.15%	0.87%
S&P 500 Index	5.92%	15.65%	15.99%	14.64%	10.68%
Morningstar Quartile - Class T Shares	-	2nd	3rd	2nd	1st
Morningstar Ranking - based on total returns for Large Blend Funds	-	539/1,377	597/1,210	470/1,032	36/318

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	3

Janus Henderson Growth and Income Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on August 4, 2017. Performance shown for periods prior to August 4, 2017, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – May 15, 1991

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2022

Janus Henderson Growth and Income Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$1,049.10	$5.16	$1,000.00	$1,019.90	$5.09	1.01%
Class C Shares	$1,000.00	$1,045.80	$8.26	$1,000.00	$1,016.85	$8.15	1.62%
Class D Shares	$1,000.00	$1,050.50	$3.78	$1,000.00	$1,021.24	$3.73	0.74%
Class I Shares	$1,000.00	$1,050.80	$3.58	$1,000.00	$1,021.44	$3.53	0.70%
Class N Shares	$1,000.00	$1,051.00	$3.17	$1,000.00	$1,021.84	$3.13	0.62%
Class R Shares	$1,000.00	$1,047.10	$7.04	$1,000.00	$1,018.05	$6.94	1.38%
Class S Shares	$1,000.00	$1,048.50	$5.67	$1,000.00	$1,019.40	$5.59	1.11%
Class T Shares	$1,000.00	$1,050.00	$4.34	$1,000.00	$1,020.69	$4.28	0.85%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Growth and Income Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– 99.9%
Aerospace & Defense – 2.3%
General Dynamics Corp	524,869	$126,587,905
L3Harris Technologies Inc	170,511	42,366,868
		168,954,773
Air Freight & Logistics – 2.1%
United Parcel Service Inc	703,521	150,877,114
Banks – 2.9%
JPMorgan Chase & Co	1,519,069	207,079,486
Beverages – 0.4%
Constellation Brands Inc	129,667	29,864,903
Biotechnology – 2.9%
AbbVie Inc	870,255	141,077,038
Gilead Sciences Inc	1,180,214	70,163,722
		211,240,760
Capital Markets – 5.7%
Charles Schwab Corp	521,460	43,964,293
CME Group Inc	610,103	145,119,100
Goldman Sachs Group Inc	155,252	51,248,685
Morgan Stanley	1,574,298	137,593,645
S&P Global Inc	85,069	34,893,602
		412,819,325
Chemicals – 0.4%
Air Products & Chemicals Inc	127,034	31,747,067
Commercial Services & Supplies – 0.5%
Waste Management Inc	219,013	34,713,561
Communications Equipment – 0.8%
Motorola Solutions Inc	245,052	59,351,594
Consumer Finance – 2.6%
American Express Co	1,000,182	187,034,034
Electrical Equipment – 0.9%
Rockwell Automation Inc	236,404	66,200,212
Electronic Equipment, Instruments & Components – 2.9%
Corning Inc	2,186,513	80,704,195
TE Connectivity Ltd	995,814	130,431,718
		211,135,913
Entertainment – 1.4%
Electronic Arts Inc	382,999	48,453,203
Warner Music Group Corp - Class A	1,470,117	55,643,928
		104,097,131
Food & Staples Retailing – 2.4%
Costco Wholesale Corp	216,703	124,788,423
Sysco Corp	638,043	52,096,211
		176,884,634
Food Products – 1.5%
Hershey Co	492,284	106,643,483
Health Care Equipment & Supplies – 5.2%
Abbott Laboratories	1,109,995	131,379,008
Dentsply Sirona Inc	1,198,655	58,997,799
Medtronic PLC	1,105,337	122,637,140
Stryker Corp	224,711	60,076,486
		373,090,433
Health Care Providers & Services – 3.4%
Quest Diagnostics Inc	143,788	19,678,826
UnitedHealth Group Inc	440,240	224,509,193
		244,188,019
Hotels, Restaurants & Leisure – 3.6%
McDonald's Corp	700,755	173,282,696
Starbucks Corp	935,308	85,084,969
		258,367,665

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson Growth and Income Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– (continued)
Household Durables – 1.4%
Garmin Ltd	827,996	$98,208,606
Household Products – 2.0%
Procter & Gamble Co	928,562	141,884,274
Industrial Conglomerates – 1.8%
Honeywell International Inc	649,472	126,374,262
Information Technology Services – 9.2%
Accenture PLC	940,606	317,200,561
Automatic Data Processing Inc	327,909	74,612,414
Cognizant Technology Solutions Corp	612,534	54,925,924
Fidelity National Information Services Inc	673,872	67,670,226
Visa Inc	673,815	149,431,953
		663,841,078
Internet & Direct Marketing Retail – 0.9%
eBay Inc	1,092,238	62,541,548
Leisure Products – 1.2%
Hasbro Inc	1,098,057	89,952,829
Machinery – 3.3%
Deere & Co	484,099	201,123,771
Trane Technologies PLC	261,908	39,993,352
		241,117,123
Media – 3.0%
Comcast Corp	3,698,712	173,173,696
Interpublic Group of Cos Inc	1,145,170	40,596,276
		213,769,972
Multiline Retail – 1.1%
Target Corp	390,634	82,900,347
Pharmaceuticals – 4.6%
Eli Lilly & Co	624,114	178,727,526
Merck & Co Inc	1,131,729	92,858,364
Zoetis Inc	327,385	61,741,537
		333,327,427
Professional Services – 0.3%
Booz Allen Hamilton Holding Corp	274,162	24,082,390
Road & Rail – 0.8%
Union Pacific Corp	223,207	60,982,384
Semiconductor & Semiconductor Equipment – 5.3%
KLA Corp	543,084	198,801,329
Texas Instruments Inc	995,685	182,688,284
		381,489,613
Software – 11.0%
Intuit Inc	111,378	53,554,998
Microsoft Corp	2,134,753	658,165,697
Oracle Corp	975,498	80,702,950
		792,423,645
Specialty Retail – 2.0%
Best Buy Co Inc	321,792	29,250,893
Home Depot Inc	376,971	112,838,729
		142,089,622
Technology Hardware, Storage & Peripherals – 8.9%
Apple Inc	3,684,119	643,284,019
Textiles, Apparel & Luxury Goods – 1.2%
VF Corp	1,566,908	89,094,389
Total Common Stocks (cost $3,497,360,102)		7,221,653,635

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Growth and Income Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Investment Companies– 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $8,152,644)	8,151,829	$8,152,644
Total Investments (total cost $3,505,512,746) – 100.0%		7,229,806,279
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(3,580,959)
Net Assets – 100%		$7,226,225,320

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$2,316	$-	$-	$8,152,644

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	13,284,317	96,554,661	(101,686,334)	8,152,644

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Growth and Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

S&P 500® Index	S&P 500® Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.

LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of March 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$7,221,653,635	$-	$-
Investment Companies	-	8,152,644	-
Total Assets	$7,221,653,635	$8,152,644	$-

Janus Investment Fund	9

Janus Henderson Growth and Income Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $3,497,360,102)	$7,221,653,635
Affiliated investments, at value (cost $8,152,644)	8,152,644
Non-interested Trustees' deferred compensation	198,059
Receivables:
Dividends	3,440,949
Fund shares sold	2,829,898
Investments sold	945,826
Foreign tax reclaims	110,951
Dividends from affiliates	883
Other assets	50,172
Total Assets	7,237,383,017
Liabilities:
Due to custodian	154
Payables:	—
Fund shares repurchased	5,013,725
Advisory fees	3,593,188
Transfer agent fees and expenses	1,020,630
Dividends	592,310
Non-interested Trustees' deferred compensation fees	198,059
12b-1 Distribution and shareholder servicing fees	70,162
Professional fees	37,047
Non-interested Trustees' fees and expenses	25,836
Affiliated fund administration fees payable	14,971
Custodian fees	7,564
Accrued expenses and other payables	584,051
Total Liabilities	11,157,697
Net Assets	$7,226,225,320

See Notes to Financial Statements.

10	MARCH 31, 2022

Janus Henderson Growth and Income Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,291,862,799
Total distributable earnings (loss)	3,934,362,521
Total Net Assets	$7,226,225,320
Net Assets - Class A Shares	$95,442,405
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,294,407
Net Asset Value Per Share(1)	$73.73
Maximum Offering Price Per Share(2)	$78.23
Net Assets - Class C Shares	$51,841,085
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	714,860
Net Asset Value Per Share(1)	$72.52
Net Assets - Class D Shares	$4,413,182,457
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	59,736,791
Net Asset Value Per Share	$73.88
Net Assets - Class I Shares	$442,640,504
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,988,254
Net Asset Value Per Share	$73.92
Net Assets - Class N Shares	$74,801,157
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,013,638
Net Asset Value Per Share	$73.79
Net Assets - Class R Shares	$6,933,716
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	94,733
Net Asset Value Per Share	$73.19
Net Assets - Class S Shares	$21,418,451
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	290,598
Net Asset Value Per Share	$73.70
Net Assets - Class T Shares	$2,119,965,545
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	28,725,959
Net Asset Value Per Share	$73.80

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Growth and Income Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Dividends	$60,554,430
Dividends from affiliates	2,316
Foreign tax withheld	(8,261)
Total Investment Income	60,548,485
Expenses:
Advisory fees	22,083,727
12b-1 Distribution and shareholder servicing fees:
Class A Shares	119,882
Class C Shares	252,455
Class R Shares	17,396
Class S Shares	29,850
Transfer agent administrative fees and expenses:
Class D Shares	2,494,199
Class R Shares	9,184
Class S Shares	29,850
Class T Shares	2,722,312
Transfer agent networking and omnibus fees:
Class A Shares	62,832
Class C Shares	16,411
Class I Shares	184,887
Other transfer agent fees and expenses:
Class A Shares	2,956
Class C Shares	1,299
Class D Shares	228,176
Class I Shares	10,128
Class N Shares	1,330
Class R Shares	89
Class S Shares	158
Class T Shares	8,880
Shareholder reports expense	175,084
Registration fees	121,408
Affiliated fund administration fees	92,016
Non-interested Trustees’ fees and expenses	62,697
Professional fees	37,365
Custodian fees	18,606
Other expenses	221,508
Total Expenses	29,004,685
Less: Excess Expense Reimbursement and Waivers	(200,851)
Net Expenses	28,803,834
Net Investment Income/(Loss)	31,744,651

See Notes to Financial Statements.

12	MARCH 31, 2022

Janus Henderson Growth and Income Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments	$241,657,552
Total Net Realized Gain/(Loss) on Investments	241,657,552
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	83,993,979
Total Change in Unrealized Net Appreciation/Depreciation	83,993,979
Net Increase/(Decrease) in Net Assets Resulting from Operations	$357,396,182

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Growth and Income Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$31,744,651	$62,891,585
Net realized gain/(loss) on investments	241,657,552	373,778,928
Change in unrealized net appreciation/depreciation	83,993,979	1,201,908,352
Net Increase/(Decrease) in Net Assets Resulting from Operations	357,396,182	1,638,578,865
Dividends and Distributions to Shareholders:
Class A Shares	(4,921,793)	(3,005,988)
Class C Shares	(2,668,912)	(1,593,791)
Class D Shares	(236,171,836)	(147,338,668)
Class I Shares	(24,255,138)	(17,034,840)
Class N Shares	(3,961,528)	(2,416,858)
Class R Shares	(374,183)	(286,219)
Class S Shares	(1,232,798)	(800,410)
Class T Shares	(114,505,620)	(72,590,111)
Net Decrease from Dividends and Distributions to Shareholders	(388,091,808)	(245,066,885)
Capital Share Transactions:
Class A Shares	4,031,451	(7,064,117)
Class C Shares	(1,063,460)	(7,962,136)
Class D Shares	148,194,433	(52,885,131)
Class I Shares	(13,435,238)	(63,281,156)
Class N Shares	1,774,666	4,488,641
Class R Shares	(392,251)	(2,644,604)
Class S Shares	(2,362,079)	(3,898,946)
Class T Shares	19,610,806	(117,933,431)
Net Increase/(Decrease) from Capital Share Transactions	156,358,328	(251,180,880)
Net Increase/(Decrease) in Net Assets	125,662,702	1,142,331,100
Net Assets:
Beginning of period	7,100,562,618	5,958,231,518
End of period	$7,226,225,320	$7,100,562,618

See Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson Growth and Income Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$73.95	$59.77	$58.49	$59.20	$51.66	$46.21
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.49	0.80	1.00	0.91	0.88
Net realized and unrealized gain/(loss)	3.55	16.06	2.53	2.27	8.49	8.59
Total from Investment Operations	3.79	16.55	3.33	3.27	9.40	9.47
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.51)	(0.83)	(1.01)	(0.91)	(1.04)
Distributions (from capital gains)	(3.76)	(1.86)	(1.22)	(2.97)	(0.95)	(2.98)
Total Dividends and Distributions	(4.01)	(2.37)	(2.05)	(3.98)	(1.86)	(4.02)
Net Asset Value, End of Period	$73.73	$73.95	$59.77	$58.49	$59.20	$51.66
Total Return*	4.91%	28.28%	5.81%	6.53%	18.48%	21.54%
Net Assets, End of Period (in thousands)	$95,442	$91,735	$80,310	$88,445	$32,284	$20,406
Average Net Assets for the Period (in thousands)	$96,169	$88,624	$80,441	$64,525	$25,843	$25,701
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.01%	1.01%	0.99%	0.95%	0.95%	0.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.01%	1.01%	0.99%	0.95%	0.95%	0.94%
Ratio of Net Investment Income/(Loss)	0.64%	0.71%	1.41%	1.79%	1.63%	1.82%
Portfolio Turnover Rate	7%	11%	24%	13%	13%	16%

Class C Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$72.81	$58.90	$57.68	$58.46	$51.07	$45.75
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.05	0.43	0.56	0.49	0.55
Net realized and unrealized gain/(loss)	3.49	15.82	2.49	2.26	8.39	8.47
Total from Investment Operations	3.50	15.87	2.92	2.82	8.88	9.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.10)	(0.48)	(0.63)	(0.54)	(0.72)
Distributions (from capital gains)	(3.76)	(1.86)	(1.22)	(2.97)	(0.95)	(2.98)
Total Dividends and Distributions	(3.79)	(1.96)	(1.70)	(3.60)	(1.49)	(3.70)
Net Asset Value, End of Period	$72.52	$72.81	$58.90	$57.68	$58.46	$51.07
Total Return*	4.58%	27.48%	5.12%	5.75%	17.59%	20.68%
Net Assets, End of Period (in thousands)	$51,841	$53,156	$49,982	$59,591	$25,899	$20,277
Average Net Assets for the Period (in thousands)	$54,067	$53,200	$55,935	$42,229	$22,813	$19,922
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.62%	1.65%	1.64%	1.69%	1.68%	1.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.62%	1.65%	1.64%	1.69%	1.68%	1.66%
Ratio of Net Investment Income/(Loss)	0.02%	0.08%	0.77%	1.02%	0.90%	1.14%
Portfolio Turnover Rate	7%	11%	24%	13%	13%	16%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Growth and Income Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$74.09	$59.87	$58.58	$59.27	$51.71	$46.25
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.34	0.67	0.93	1.09	1.01	0.98
Net realized and unrealized gain/(loss)	3.56	16.11	2.54	2.28	8.51	8.58
Total from Investment Operations	3.90	16.78	3.47	3.37	9.52	9.56
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.70)	(0.96)	(1.09)	(1.01)	(1.12)
Distributions (from capital gains)	(3.76)	(1.86)	(1.22)	(2.97)	(0.95)	(2.98)
Total Dividends and Distributions	(4.11)	(2.56)	(2.18)	(4.06)	(1.96)	(4.10)
Net Asset Value, End of Period	$73.88	$74.09	$59.87	$58.58	$59.27	$51.71
Total Return*	5.05%	28.63%	6.07%	6.71%	18.69%	21.74%
Net Assets, End of Period (in thousands)	$4,413,182	$4,284,567	$3,506,038	$3,546,939	$3,508,493	$3,113,324
Average Net Assets for the Period (in thousands)	$4,484,352	$4,038,177	$3,410,901	$3,396,252	$3,349,596	$2,911,335
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74%	0.75%	0.76%	0.76%	0.77%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.75%	0.76%	0.76%	0.77%	0.77%
Ratio of Net Investment Income/(Loss)	0.90%	0.97%	1.64%	1.95%	1.80%	2.04%
Portfolio Turnover Rate	7%	11%	24%	13%	13%	16%

Class I Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$74.12	$59.90	$58.61	$59.29	$51.74	$46.27
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.36	0.71	0.97	1.13	1.05	1.02
Net realized and unrealized gain/(loss)	3.56	16.10	2.52	2.29	8.50	8.59
Total from Investment Operations	3.92	16.81	3.49	3.42	9.55	9.61
Less Dividends and Distributions:
Dividends (from net investment income)	(0.36)	(0.73)	(0.98)	(1.13)	(1.05)	(1.16)
Distributions (from capital gains)	(3.76)	(1.86)	(1.22)	(2.97)	(0.95)	(2.98)
Total Dividends and Distributions	(4.12)	(2.59)	(2.20)	(4.10)	(2.00)	(4.14)
Net Asset Value, End of Period	$73.92	$74.12	$59.90	$58.61	$59.29	$51.74
Total Return*	5.08%	28.68%	6.11%	6.80%	18.75%	21.84%
Net Assets, End of Period (in thousands)	$442,641	$458,387	$429,567	$537,792	$175,321	$99,108
Average Net Assets for the Period (in thousands)	$455,792	$443,087	$500,070	$359,418	$129,552	$75,159
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.70%	0.70%	0.71%	0.71%	0.69%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.70%	0.71%	0.71%	0.69%	0.71%
Ratio of Net Investment Income/(Loss)	0.94%	1.03%	1.70%	2.02%	1.88%	2.11%
Portfolio Turnover Rate	7%	11%	24%	13%	13%	16%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson Growth and Income Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$74.01	$59.80	$58.52	$59.22	$51.67	$50.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.39	0.76	1.00	1.14	1.12	0.20
Net realized and unrealized gain/(loss)	3.54	16.09	2.53	2.30	8.45	1.47
Total from Investment Operations	3.93	16.85	3.53	3.44	9.57	1.67
Less Dividends and Distributions:
Dividends (from net investment income)	(0.39)	(0.78)	(1.03)	(1.17)	(1.07)	(0.24)
Distributions (from capital gains)	(3.76)	(1.86)	(1.22)	(2.97)	(0.95)	—
Total Dividends and Distributions	(4.15)	(2.64)	(2.25)	(4.14)	(2.02)	(0.24)
Net Asset Value, End of Period	$73.79	$74.01	$59.80	$58.52	$59.22	$51.67
Total Return*	5.10%	28.81%	6.20%	6.85%	18.83%	3.33%
Net Assets, End of Period (in thousands)	$74,801	$73,167	$55,506	$40,399	$8,802	$52
Average Net Assets for the Period (in thousands)	$75,939	$65,537	$50,678	$17,524	$7,427	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.62%	0.62%	0.63%	0.64%	0.65%	0.63%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.62%	0.62%	0.63%	0.64%	0.65%	0.63%
Ratio of Net Investment Income/(Loss)	1.02%	1.09%	1.76%	2.04%	2.00%	2.54%
Portfolio Turnover Rate	7%	11%	24%	13%	13%	16%

Class R Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$73.44	$59.35	$58.10	$58.86	$51.40	$46.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.10	0.23	0.57	0.72	0.65	0.69
Net realized and unrealized gain/(loss)	3.52	15.95	2.51	2.27	8.44	8.52
Total from Investment Operations	3.62	16.18	3.08	2.99	9.09	9.21
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.23)	(0.61)	(0.78)	(0.68)	(0.85)
Distributions (from capital gains)	(3.76)	(1.86)	(1.22)	(2.97)	(0.95)	(2.98)
Total Dividends and Distributions	(3.87)	(2.09)	(1.83)	(3.75)	(1.63)	(3.83)
Net Asset Value, End of Period	$73.19	$73.44	$59.35	$58.10	$58.86	$51.40
Total Return*	4.71%	27.82%	5.38%	6.03%	17.92%	21.01%
Net Assets, End of Period (in thousands)	$6,934	$7,329	$8,023	$7,760	$5,244	$3,324
Average Net Assets for the Period (in thousands)	$7,367	$8,987	$8,032	$6,321	$3,952	$3,201
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.38%	1.39%	1.40%	1.42%	1.41%	1.38%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.38%	1.39%	1.40%	1.42%	1.41%	1.38%
Ratio of Net Investment Income/(Loss)	0.26%	0.34%	1.00%	1.30%	1.18%	1.44%
Portfolio Turnover Rate	7%	11%	24%	13%	13%	16%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 4, 2017 (inception date) through September 30, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Growth and Income Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$73.92	$59.74	$58.47	$59.17	$51.63	$46.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.42	0.72	0.89	0.80	0.82
Net realized and unrealized gain/(loss)	3.54	16.05	2.53	2.28	8.50	8.56
Total from Investment Operations	3.74	16.47	3.25	3.17	9.30	9.38
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.43)	(0.76)	(0.90)	(0.81)	(0.96)
Distributions (from capital gains)	(3.76)	(1.86)	(1.22)	(2.97)	(0.95)	(2.98)
Total Dividends and Distributions	(3.96)	(2.29)	(1.98)	(3.87)	(1.76)	(3.94)
Net Asset Value, End of Period	$73.70	$73.92	$59.74	$58.47	$59.17	$51.63
Total Return*	4.85%	28.15%	5.67%	6.34%	18.27%	21.34%
Net Assets, End of Period (in thousands)	$21,418	$23,935	$22,870	$24,559	$23,236	$23,254
Average Net Assets for the Period (in thousands)	$23,946	$23,621	$23,489	$22,203	$24,627	$23,525
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.13%	1.13%	1.13%	1.13%	1.13%	1.12%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	1.12%	1.13%	1.12%	1.12%	1.12%
Ratio of Net Investment Income/(Loss)	0.52%	0.61%	1.28%	1.59%	1.43%	1.69%
Portfolio Turnover Rate	7%	11%	24%	13%	13%	16%

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$74.01	$59.81	$58.53	$59.22	$51.68	$46.22
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.30	0.60	0.88	1.04	0.95	0.94
Net realized and unrealized gain/(loss)	3.56	16.08	2.52	2.28	8.49	8.58
Total from Investment Operations	3.86	16.68	3.40	3.32	9.44	9.52
Less Dividends and Distributions:
Dividends (from net investment income)	(0.31)	(0.62)	(0.90)	(1.04)	(0.95)	(1.08)
Distributions (from capital gains)	(3.76)	(1.86)	(1.22)	(2.97)	(0.95)	(2.98)
Total Dividends and Distributions	(4.07)	(2.48)	(2.12)	(4.01)	(1.90)	(4.06)
Net Asset Value, End of Period	$73.80	$74.01	$59.81	$58.53	$59.22	$51.68
Total Return*	5.00%	28.49%	5.95%	6.62%	18.56%	21.65%
Net Assets, End of Period (in thousands)	$2,119,966	$2,108,286	$1,805,935	$1,996,900	$1,842,777	$1,594,797
Average Net Assets for the Period (in thousands)	$2,183,833	$2,025,668	$1,863,456	$1,852,659	$1,735,754	$1,489,926
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.87%	0.87%	0.87%	0.87%	0.87%	0.88%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of Net Investment Income/(Loss)	0.80%	0.87%	1.54%	1.86%	1.71%	1.95%
Portfolio Turnover Rate	7%	11%	24%	13%	13%	16%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Growth and Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth and current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct

Janus Investment Fund	19

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

20	MARCH 31, 2022

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Janus Investment Fund	21

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States.

22	MARCH 31, 2022

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser  an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.60% of its average daily net assets.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.67% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on January 28, 2022. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Janus Investment Fund	23

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the

24	MARCH 31, 2022

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $7,503.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended March 31, 2022.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption

Janus Investment Fund	25

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

of the Class C Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class C Shares paid CDSCs of $578.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2022, the Fund engaged in cross trades amounting to $5,829,978 in purchases.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 3,509,689,520	$3,778,929,715	$(58,812,956)	$ 3,720,116,759

26	MARCH 31, 2022

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	205,789	$ 15,717,792	317,074	$ 21,900,002
Reinvested dividends and distributions	52,126	4,010,153	38,554	2,496,983
Shares repurchased	(203,948)	(15,696,494)	(458,894)	(31,461,102)
Net Increase/(Decrease)	53,967	$ 4,031,451	(103,266)	$ (7,064,117)
Class C Shares:
Shares sold	33,040	$ 2,492,060	65,045	$ 4,373,127
Reinvested dividends and distributions	31,838	2,412,781	22,908	1,440,854
Shares repurchased	(80,111)	(5,968,301)	(206,455)	(13,776,117)
Net Increase/(Decrease)	(15,233)	$ (1,063,460)	(118,502)	$ (7,962,136)
Class D Shares:
Shares sold	1,186,519	$ 90,420,168	2,072,425	$ 145,475,499
Reinvested dividends and distributions	2,962,616	228,248,231	2,190,254	142,830,614
Shares repurchased	(2,244,560)	(170,473,966)	(4,993,327)	(341,191,244)
Net Increase/(Decrease)	1,904,575	$ 148,194,433	(730,648)	$ (52,885,131)
Class I Shares:
Shares sold	688,024	$ 52,929,567	1,655,059	$ 115,739,516
Reinvested dividends and distributions	288,632	22,247,348	235,177	15,341,172
Shares repurchased	(1,172,398)	(88,612,153)	(2,878,102)	(194,361,844)
Net Increase/(Decrease)	(195,742)	$ (13,435,238)	(987,866)	$ (63,281,156)
Class N Shares:
Shares sold	118,205	$ 8,897,360	284,710	$ 20,263,050
Reinvested dividends and distributions	48,889	3,761,242	35,695	2,332,353
Shares repurchased	(142,122)	(10,883,936)	(259,866)	(18,106,762)
Net Increase/(Decrease)	24,972	$ 1,774,666	60,539	$ 4,488,641
Class R Shares:
Shares sold	4,656	$ 343,650	19,220	$ 1,276,569
Reinvested dividends and distributions	4,886	373,466	4,494	285,834
Shares repurchased	(14,611)	(1,109,367)	(59,092)	(4,207,007)
Net Increase/(Decrease)	(5,069)	$ (392,251)	(35,378)	$ (2,644,604)
Class S Shares:
Shares sold	22,059	$ 1,643,269	30,316	$ 2,038,164
Reinvested dividends and distributions	15,969	1,228,576	12,366	797,994
Shares repurchased	(71,232)	(5,233,924)	(101,712)	(6,735,104)
Net Increase/(Decrease)	(33,204)	$ (2,362,079)	(59,030)	$ (3,898,946)
Class T Shares:
Shares sold	771,943	$ 59,096,226	1,893,177	$ 131,550,510
Reinvested dividends and distributions	1,449,742	111,598,507	1,088,846	70,761,595
Shares repurchased	(1,980,835)	(151,083,927)	(4,689,839)	(320,245,536)
Net Increase/(Decrease)	240,850	$ 19,610,806	(1,707,816)	$(117,933,431)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$507,283,186	$ 701,928,086	$ -	$ -

Janus Investment Fund	27

Janus Henderson Growth and Income Fund

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

28	MARCH 31, 2022

Janus Henderson Growth and Income Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

Janus Investment Fund	29

Janus Henderson Growth and Income Fund

Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

30	MARCH 31, 2022

Janus Henderson Growth and Income Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

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Janus Henderson Growth and Income Fund

Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

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Janus Henderson Growth and Income Fund

Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Growth and Income Fund

Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

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Janus Henderson Growth and Income Fund

Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Janus Investment Fund	35

Janus Henderson Growth and Income Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

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Janus Henderson Growth and Income Fund

Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

Janus Investment Fund	37

Janus Henderson Growth and Income Fund

Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

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Janus Henderson Growth and Income Fund

Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	39

Janus Henderson Growth and Income Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

40	MARCH 31, 2022

Janus Henderson Growth and Income Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	41

Janus Henderson Growth and Income Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

42	MARCH 31, 2022

Janus Henderson Growth and Income Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	43

Janus Henderson Growth and Income Fund

Notes

NotesPage1

44	MARCH 31, 2022

Janus Henderson Growth and Income Fund

Notes

NotesPage2

Janus Investment Fund	45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93048 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson International Opportunities Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson International Opportunities Fund

FUND SNAPSHOT An international equity fund that seeks long-term growth of capital. The Fund employs a multi-sleeve approach where underlying managers can focus on their highest-conviction ideas.	Paul O’Connor co-portfolio manager	Dean Cheeseman co-portfolio manager

Janus Henderson International Opportunities Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
RWE AG	2.57%	0.57%	Yandex NV	0.42%	-0.76%
Novo Nordisk A/S	2.93%	0.44%	Allfunds Group PLC	1.10%	-0.60%
Informa PLC	1.89%	0.31%	KION Group AG	1.00%	-0.55%
SK Hynix Inc	1.05%	0.28%	Worldline SA/France	0.38%	-0.47%
Ivanhoe Mines Ltd	0.75%	0.27%	Sea Ltd (ADR)	0.70%	-0.46%

	5 Top Contributors - Sectors*
		Relative	Fund	MSCI All Country World ex-USA Index
		Contribution	Average Weight	Average Weight
	Consumer Discretionary	0.55%	10.56%	12.17%
	Utilities	0.32%	4.14%	3.07%
	Information Technology	0.28%	14.59%	12.92%
	Health Care	0.14%	11.94%	9.21%
	Other**	0.10%	2.31%	0.00%

	5 Top Detractors - Sectors*
		Relative	Fund	MSCI All Country World ex-USA Index
		Contribution	Average Weight	Average Weight
	Financials	-2.16%	16.34%	19.85%
	Communication Services	-2.08%	8.99%	6.23%
	Materials	-1.05%	7.54%	8.25%
	Industrials	-0.96%	12.34%	12.24%
	Consumer Staples	-0.90%	8.28%	8.49%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson International Opportunities Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Taiwan Semiconductor Manufacturing Co Ltd
Semiconductor & Semiconductor Equipment	3.6%
RWE AG
Multi-Utilities	3.1%
Housing Development Finance Corp Ltd
Thrifts & Mortgage Finance	3.0%
Samsung Electronics Co Ltd
Technology Hardware, Storage & Peripherals	2.8%
Novo Nordisk A/S
Pharmaceuticals	2.7%
15.2%

Asset Allocation - (% of Net Assets)
Common Stocks	97.4%
Investment Companies	1.8%
Other	0.8%
100.0%

Emerging markets comprised 31.7% of total net assets.

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson International Opportunities Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	-9.71%	-11.16%	3.79%	4.93%	7.31%	1.49%	1.19%
Class A Shares at MOP	-14.89%	-16.26%	2.57%	4.31%	7.00%
Class C Shares at NAV	-10.05%	-11.82%	3.06%	4.16%	6.52%	2.22%	1.93%
Class C Shares at CDSC	-10.78%	-12.53%	3.06%	4.16%	6.52%
Class D Shares	-9.57%	-10.97%	4.00%	5.04%	7.36%	1.44%	0.98%
Class I Shares	-9.56%	-10.89%	4.10%	5.23%	7.50%	1.21%	0.90%
Class N Shares	-9.51%	-10.85%	4.16%	5.15%	7.42%	1.10%	0.83%
Class R Shares	-9.71%	-11.32%	3.52%	4.63%	7.07%	1.90%	1.54%
Class S Shares	-9.50%	-10.99%	3.79%	4.90%	7.29%	5.99%	1.34%
Class T Shares	-9.64%	-11.06%	3.91%	5.00%	7.34%	1.40%	1.08%
MSCI All Country World ex-USA Index	-3.72%	-1.48%	6.76%	5.55%	6.17%
Morningstar Quartile - Class A Shares	-	4th	4th	4th	1st
Morningstar Ranking - based on total returns for Foreign Large Blend Funds	-	761/775	637/680	458/550	23/315

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 28, 2022.

Janus Investment Fund	3

Janus Henderson International Opportunities Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Returns of the Fund shown prior to June 5, 2017, are those for Henderson International Opportunities Fund (the “Predecessor Fund”), which merged into the Fund after the close of business on June 2, 2017. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class R Shares, Class I Shares, Class IF Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class R Shares, Class I Shares (Class I Shares and Class IF Shares of the Predecessor Fund were reorganized into Class I Shares of the Fund), and Class N Shares, respectively, of the Fund. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class R Shares, Class I Shares, and Class N Shares of the Fund received in the reorganization automatically exchanged for Class D Shares of the Fund following the reorganization. Class A Shares and Class C Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on August 31, 2001. Class R Shares, Class I Shares, Class R6 Shares, and Class IF Shares of the Predecessor Fund commenced operations on September 30, 2005, March 31, 2009, November 30, 2015, and March 31, 2016, respectively. Class D Shares, Class S Shares, and Class T Shares commenced operations on June 5, 2017.

Performance of Class A Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class C Shares shown for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund, calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class R Shares shown for periods prior to June 5, 2017, reflects the performance of Class R Shares of the Predecessor Fund, calculated using the fees and expenses of Class R Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to September 30, 2005, performance for Class R Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class I Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to March 31, 2009, performance for Class I Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class N Shares shown for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance for Class N Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class S Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class T Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class D Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See important disclosures on the next page.

4	MARCH 31, 2022

Janus Henderson International Opportunities Fund (unaudited)

Performance

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Predecessor Fund’s inception date – August 31, 2001.

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Investment Fund	5

Janus Henderson International Opportunities Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$902.90	$5.79	$1,000.00	$1,018.85	$6.14	1.22%
Class C Shares	$1,000.00	$899.50	$9.33	$1,000.00	$1,015.11	$9.90	1.97%
Class D Shares	$1,000.00	$904.30	$4.84	$1,000.00	$1,019.85	$5.14	1.02%
Class I Shares	$1,000.00	$904.40	$4.46	$1,000.00	$1,020.24	$4.73	0.94%
Class N Shares	$1,000.00	$904.90	$4.13	$1,000.00	$1,020.59	$4.38	0.87%
Class R Shares	$1,000.00	$902.90	$5.93	$1,000.00	$1,018.70	$6.29	1.25%
Class S Shares	$1,000.00	$905.00	$4.04	$1,000.00	$1,020.69	$4.28	0.85%
Class T Shares	$1,000.00	$903.60	$5.36	$1,000.00	$1,019.30	$5.69	1.13%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– 97.4%
Automobiles – 4.9%
Daimler AG	219,158	$15,390,792
Stellantis NV	864,412	14,015,784
Toyota Motor Corp	950,000	17,020,628
		46,427,204
Banks – 7.9%
Bank Negara Indonesia Persero Tbk PT	27,771,200	15,891,242
China Merchants Bank Co Ltd - Class A	3,050,277	22,390,382
ICICI Bank Ltd	2,165,503	20,758,199
UniCredit SpA	1,440,450	15,550,334
		74,590,157
Beverages – 3.0%
Asahi Group Holdings Ltd	250,000	9,077,386
Carlsberg A/S	115,293	14,079,136
Pernod Ricard SA	24,559	5,385,585
		28,542,107
Biotechnology – 1.4%
Grifols SA (ADR)	1,146,511	13,391,248
Building Products – 1.3%
Cie de Saint-Gobain	203,109	12,085,361
Capital Markets – 1.0%
Allfunds Group PLC*	854,159	9,749,853
Chemicals – 4.4%
Akzo Nobel NV	101,493	8,718,681
Koninklijke DSM NV	115,864	20,704,276
Shin-Etsu Chemical Co Ltd	75,000	11,430,775
		40,853,732
Commercial Services & Supplies – 1.2%
SPIE SA	488,652	11,546,647
Diversified Financial Services – 0.9%
Linklogis Inc - Class B (144A)*	9,307,000	8,823,761
Diversified Telecommunication Services – 2.2%
Saudi Telecom Co	730,220	20,897,189
Electric Utilities – 1.2%
EDP - Energias de Portugal SA	2,234,902	11,006,280
Electrical Equipment – 1.2%
Ming Yang Smart Engergy Group Ltd - Class A	3,284,950	11,367,229
Electronic Equipment, Instruments & Components – 4.5%
Hon Hai Precision Industry Co Ltd	6,468,000	23,833,285
TDK Corp	241,000	8,702,957
Wingtech Technology Co Ltd - Class A	776,439	9,839,780
		42,376,022
Entertainment – 0.4%
Netflix Inc*	10,268	3,846,290
Food & Staples Retailing – 1.3%
Seven & i Holdings Co Ltd	255,000	12,134,950
Food Products – 0.9%
Masan Group Corp	1,416,400	8,798,484
Health Care Equipment & Supplies – 1.6%
Siemens Healthineers AG (144A)	246,985	15,313,081
Health Care Providers & Services – 1.3%
Mouwasat Medical Services Co	209,634	11,836,065
Hotels, Restaurants & Leisure – 1.3%
Compass Group PLC	244,302	5,263,986
Yum China Holdings Inc	164,400	7,186,588
		12,450,574
Household Durables – 1.6%
Sony Corp	142,600	14,720,304
Independent Power and Renewable Electricity Producers – 1.4%
EDP Renovaveis SA	524,139	13,497,853

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson International Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– (continued)
Industrial Conglomerates – 0.6%
Hitachi Ltd	115,000	$5,763,422
Information Technology Services – 0.8%
Mastercard Inc	19,689	7,036,455
Insurance – 3.5%
ASR Nederland NV	445,237	20,685,132
Tokio Marine Holdings Inc	215,000	12,506,922
		33,192,054
Interactive Media & Services – 3.9%
Alphabet Inc - Class C*	2,192	6,122,234
Tencent Holdings Ltd	525,000	24,768,027
Z Holdings Corp	1,380,000	5,992,766
		36,883,027
Internet & Direct Marketing Retail – 1.2%
JD.Com Inc - Class A*	17,028	498,732
MercadoLibre Inc*	8,666	10,308,034
		10,806,766
Life Sciences Tools & Services – 0.7%
ICON PLC*	25,978	6,318,369
Machinery – 5.3%
Daimler Truck Holding AG*	359,248	9,978,902
KION Group AG	176,593	11,742,040
Outotec Oyj	1,069,146	9,018,212
Sany Heavy Industry Co Ltd	4,695,815	12,870,512
SMC Corp/Japan	11,500	6,423,958
		50,033,624
Media – 2.7%
Informa PLC*	3,228,573	25,333,903
Metals & Mining – 1.0%
Ivanhoe Mines Ltd*	1,043,987	9,738,311
Multi-Utilities – 3.1%
RWE AG	656,767	28,643,114
Oil, Gas & Consumable Fuels – 2.0%
Total SE	365,596	18,547,314
Paper & Forest Products – 1.2%
UPM-Kymmene Oyj	353,243	11,524,941
Personal Products – 1.1%
Estee Lauder Cos Inc	20,354	5,542,801
Unilever PLC	108,312	4,902,001
		10,444,802
Pharmaceuticals – 7.0%
Daiichi Sankyo Co Ltd	516,000	11,322,097
Merck KGaA	73,871	15,468,579
Novo Nordisk A/S	229,856	25,460,331
Sanofi	137,012	13,971,135
		66,222,142
Professional Services – 1.8%
RELX PLC	534,770	16,645,788
Road & Rail – 1.0%
Full Truck Alliance Co (ADR)*	1,367,344	9,120,184
Semiconductor & Semiconductor Equipment – 4.5%
Renesas Electronics Corp*	755,000	8,737,668
Taiwan Semiconductor Manufacturing Co Ltd	1,618,000	33,458,824
		42,196,492
Software – 0.7%
Microsoft Corp	21,909	6,754,764
Technology Hardware, Storage & Peripherals – 3.3%
FUJIFILM Holdings Corp	84,000	5,139,695

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– (continued)
Technology Hardware, Storage & Peripherals– (continued)
Samsung Electronics Co Ltd	452,356	$25,845,231
		30,984,926
Textiles, Apparel & Luxury Goods – 1.8%
Hugo Boss AG	286,537	16,677,642
Thrifts & Mortgage Finance – 3.0%
Housing Development Finance Corp Ltd	909,603	28,485,236
Trading Companies & Distributors – 1.4%
Mitsubishi Corp	340,000	12,812,654
Wireless Telecommunication Services – 0.9%
SoftBank Group Corp	185,000	8,322,135
Total Common Stocks (cost $842,629,537)		916,742,456
Investment Companies– 1.8%
Money Markets – 1.8%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $17,493,474)	17,491,725	17,493,474
Total Investments (total cost $860,123,011) – 99.2%		934,235,930
Cash, Receivables and Other Assets, net of Liabilities – 0.8%		7,282,592
Net Assets – 100%		$941,518,522

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$150,108,317	16.1%
Germany	113,214,150	12.1
China	106,865,195	11.4
Netherlands	71,655,878	7.7
France	61,536,042	6.6
Taiwan	57,292,109	6.1
India	49,243,435	5.3
United States	46,796,018	5.0
Denmark	39,539,467	4.2
Spain	36,638,954	3.9
Saudi Arabia	32,733,254	3.5
United Kingdom	30,597,889	3.3
Italy	29,566,118	3.2
South Korea	25,845,231	2.8
Finland	20,543,153	2.2
Indonesia	15,891,242	1.7
Portugal	11,006,280	1.2
Argentina	10,308,034	1.1
Canada	9,738,311	1.0
Vietnam	8,798,484	0.9
Ireland	6,318,369	0.7

Total	$934,235,930	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson International Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$18,690	$-	$-	$17,493,474

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	88,574,437	301,974,629	(373,055,592)	17,493,474

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI All Country World ex-USA IndexSM	MSCI All Country World ex-USA IndexSM reflects the equity market performance of global developed and emerging markets, excluding the U.S.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $24,136,842, which represents 2.6% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$13,391,248	$-	$-
Entertainment	3,846,290	-	-
Information Technology Services	7,036,455	-	-
Interactive Media & Services	6,122,234	30,760,793	-
Internet & Direct Marketing Retail	10,308,034	498,732	-
Life Sciences Tools & Services	6,318,369	-	-
Metals & Mining	9,738,311	-	-
Personal Products	5,542,801	4,902,001	-
Road & Rail	9,120,184	-	-
Software	6,754,764	-	-
All Other	-	802,402,240	-
Investment Companies	-	17,493,474	-
Total Assets	$78,178,690	$856,057,240	$-

Janus Investment Fund	11

Janus Henderson International Opportunities Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $842,629,537)	$916,742,456
Affiliated investments, at value (cost $17,493,474)	17,493,474
Non-interested Trustees' deferred compensation	25,795
Receivables:
Fund shares sold	30,717,697
Foreign tax reclaims	4,791,725
Investments sold	3,365,572
Dividends	2,471,081
Dividends from affiliates	3,559
Other assets	313,461
Total Assets	975,924,820
Liabilities:
Due to custodian	1,117
Foreign cash due to custodian (cost $175)	175
Payables:	—
Fund shares repurchased	32,090,290
Advisory fees	577,760
Investments purchased	560,233
Foreign withholding tax reclaim fee (Note 1)	302,895
Foreign tax liability	219,755
Transfer agent fees and expenses	179,088
12b-1 Distribution and shareholder servicing fees	84,711
Professional fees	68,036
Custodian fees	26,978
Non-interested Trustees' deferred compensation fees	25,795
Non-interested Trustees' fees and expenses	4,245
Affiliated fund administration fees payable	1,999
Accrued expenses and other payables	263,221
Total Liabilities	34,406,298
Net Assets	$941,518,522

See Notes to Financial Statements.

12	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$882,683,164
Total distributable earnings (loss) (includes $219,755 of foreign capital gains tax)	58,835,358
Total Net Assets	$941,518,522
Net Assets - Class A Shares	$276,072,541
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,080,758
Net Asset Value Per Share(1)	$21.11
Maximum Offering Price Per Share(2)	$22.40
Net Assets - Class C Shares	$29,768,320
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,521,319
Net Asset Value Per Share(1)	$19.57
Net Assets - Class D Shares	$3,050,369
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	145,574
Net Asset Value Per Share	$20.95
Net Assets - Class I Shares	$542,614,383
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	25,886,405
Net Asset Value Per Share	$20.96
Net Assets - Class N Shares	$85,675,729
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,091,758
Net Asset Value Per Share	$20.94
Net Assets - Class R Shares	$2,335,462
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	112,909
Net Asset Value Per Share	$20.68
Net Assets - Class S Shares	$64,654
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,075
Net Asset Value Per Share	$21.03
Net Assets - Class T Shares	$1,937,064
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	91,797
Net Asset Value Per Share	$21.10

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson International Opportunities Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

See footnotes at the end of the Statement.

Investment Income:
Dividends	$6,176,052
Non-cash dividends	4,195,757
Dividends from affiliates	18,690
Other income	756,645
Foreign withholding tax income (net of foreign withholding tax reclaim fee of $302,895 (Note 1)	3,866,418
Total Investment Income	15,013,562
Expenses:
Advisory fees	5,706,068
12b-1 Distribution and shareholder servicing fees:
Class A Shares	391,950
Class C Shares	187,189
Class R Shares	2,329
Class S Shares	—
Transfer agent administrative fees and expenses:
Class D Shares	1,831
Class R Shares	3,353
Class S Shares	86
Class T Shares	3,179
Transfer agent networking and omnibus fees:
Class A Shares	152,833
Class C Shares	19,060
Class I Shares	237,370
Other transfer agent fees and expenses:
Class A Shares	10,883
Class C Shares	1,055
Class D Shares	644
Class I Shares	16,169
Class N Shares	2,811
Class R Shares	57
Class S Shares	3
Class T Shares	19
Professional fees	409,788
Custodian fees	87,279
Registration fees	55,439
Shareholder reports expense	40,243
Affiliated fund administration fees	13,729
Non-interested Trustees’ fees and expenses	7,030
Other expenses	80,874
Total Expenses	7,431,271
Less: Excess Expense Reimbursement and Waivers	(1,459,939)
Net Expenses	5,971,332
Net Investment Income/(Loss)	9,042,230

See Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions (net of foreign taxes of $1,041,437)	$58,433,964
Total Net Realized Gain/(Loss) on Investments	58,433,964
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation (net of increase in deferred foreign taxes of $219,755)	(171,951,750)
Total Change in Unrealized Net Appreciation/Depreciation	(171,951,750)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(104,475,556)

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson International Opportunities Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$9,042,230	$24,473,737
Net realized gain/(loss) on investments	58,433,964	248,283,288
Change in unrealized net appreciation/depreciation	(171,951,750)	(13,483,959)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(104,475,556)	259,273,066
Dividends and Distributions to Shareholders:
Class A Shares	(60,588,628)	(2,070,127)
Class C Shares	(7,396,079)	—
Class D Shares	(638,077)	(22,785)
Class I Shares	(127,459,427)	(7,683,079)
Class N Shares	(35,877,872)	(4,419,924)
Class R Shares	(510,576)	(7,534)
Class S Shares	(13,129)	(518)
Class T Shares	(513,349)	(21,323)
Net Decrease from Dividends and Distributions to Shareholders	(232,997,137)	(14,225,290)
Capital Share Transactions:
Class A Shares	37,762,094	(14,395,046)
Class C Shares	(3,036,880)	(27,820,112)
Class D Shares	623,741	836,898
Class I Shares	26,214,369	(133,210,365)
Class N Shares	(65,253,530)	(238,333,529)
Class R Shares	186,101	(1,958,297)
Class S Shares	14,731	1,216
Class T Shares	(369,385)	(1,351,819)
Net Increase/(Decrease) from Capital Share Transactions	(3,858,759)	(416,231,054)
Net Increase/(Decrease) in Net Assets	(341,331,452)	(171,183,278)
Net Assets:
Beginning of period	1,282,849,974	1,454,033,252
End of period	$941,518,522	$1,282,849,974

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Financial Highlights

Class A Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$28.82	$24.77	$24.08	$29.10	$29.50	$29.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.19(3)	0.44(4)	0.11	0.23	0.28	0.11
Net realized and unrealized gain/(loss)	(2.56)	3.79	1.49	(1.64)	(0.39)	0.31
Total from Investment Operations	(2.37)	4.23	1.60	(1.41)	(0.11)	0.42
Less Dividends and Distributions:
Dividends (from net investment income)	(1.33)	(0.18)	(0.22)	(0.44)	(0.29)	—
Distributions (from capital gains)	(4.01)	—	(0.69)	(3.17)	—	—
Total Dividends and Distributions	(5.34)	(0.18)	(0.91)	(3.61)	(0.29)	—
Net Asset Value, End of Period	$21.11	$28.82	$24.77	$24.08	$29.10	$29.50
Total Return*	(9.55)%	17.08%	6.61%	(3.07)%(5)	(0.40)%	1.44%
Net Assets, End of Period (in thousands)	$276,073	$328,759	$295,282	$357,079	$485,243	$623,172
Average Net Assets for the Period (in thousands)	$314,421	$337,873	$316,482	$419,053	$577,151	$625,740
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.47%(6)	1.49%(7)	1.42%	1.45%	1.29%	1.33%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.22%	1.23%	1.28%	1.32%	1.29%	1.33%
Ratio of Net Investment Income/(Loss)	1.50%(3)	1.53%(4)	0.46%	0.96%	0.94%	2.18%
Portfolio Turnover Rate	49%	63%	57%	45%	56%	5%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.09 and 0.72%, respectively.

(4) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in September 2021. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.15 and 0.52%, respectively, for Class A Shares.

(5) Total return without the effect of affiliated payments would have been (3.11)%.

(6) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.06%.

(7) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in September 2021. The impact of the additional professional fees to Ratio of Gross Expenses is 0.08% for Class A Shares.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson International Opportunities Fund

Financial Highlights

Class C Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$26.95	$23.17	$22.53	$27.13	$27.46	$27.11
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.07(3)	0.16(4)	(0.05)	0.02	0.06	0.06
Net realized and unrealized gain/(loss)	(2.37)	3.62	1.38	(1.45)	(0.36)	0.29
Total from Investment Operations	(2.30)	3.78	1.33	(1.43)	(0.30)	0.35
Less Dividends and Distributions:
Dividends (from net investment income)	(1.07)	—	—	—	(0.03)	—
Distributions (from capital gains)	(4.01)	—	(0.69)	(3.17)	—	—
Total Dividends and Distributions	(5.08)	—	(0.69)	(3.17)	(0.03)	—
Net Asset Value, End of Period	$19.57	$26.95	$23.17	$22.53	$27.13	$27.46
Total Return*	(9.92)%	16.31%	5.86%	(3.64)%(5)	(1.09)%	1.29%
Net Assets, End of Period (in thousands)	$29,768	$43,690	$61,292	$106,863	$336,880	$432,601
Average Net Assets for the Period (in thousands)	$37,624	$55,342	$82,679	$161,985	$397,796	$430,739
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.23%(6)	2.19%(7)	2.06%	2.09%	2.00%	2.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.97%	1.95%	1.92%	1.97%	2.00%	2.16%
Ratio of Net Investment Income/(Loss)	0.59%(3)	0.60%(4)	(0.24)%	0.10%	0.22%	1.36%
Portfolio Turnover Rate	49%	63%	57%	45%	56%	5%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.09 and 0.72%, respectively.

(4) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in September 2021. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.14 and 0.52%, respectively, for Class C Shares.

(5) Total return without the effect of affiliated payments would have been (3.68)%.

(6) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.06%.

(7) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in September 2021. The impact of the additional professional fees to Ratio of Gross Expenses is 0.08% for Class C Shares.

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Financial Highlights

Class A Shares
For a share outstanding during the year ended July 31	2017
Net Asset Value, Beginning of Period	$26.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17
Net realized and unrealized gain/(loss)	3.25
Total from Investment Operations	3.42
Less Dividends and Distributions:
Dividends (from net investment income)	(0.39)
Total Dividends and Distributions	(0.39)
Net Asset Value, End of Period	$29.08
Total Return*	13.36%
Net Assets, End of Period (in thousands)	$637,250
Average Net Assets for the Period (in thousands)	$682,656
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.31%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.31%
Ratio of Net Investment Income/(Loss)	0.63%
Portfolio Turnover Rate	51%

Class C Shares
For a share outstanding during the year ended July 31	2017
Net Asset Value, Beginning of Period	$24.31
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)
Net realized and unrealized gain/(loss)	3.04
Total from Investment Operations	3.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)
Total Dividends and Distributions	(0.21)
Net Asset Value, End of Period	$27.11
Total Return*	12.50%
Net Assets, End of Period (in thousands)	$437,418
Average Net Assets for the Period (in thousands)	$457,115
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.09%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.09%
Ratio of Net Investment Income/(Loss)	(0.13)%
Portfolio Turnover Rate	51%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson International Opportunities Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$28.69	$24.68	$24.00	$29.06	$29.51	$29.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.22(3)	0.56(4)	0.17	0.29	0.37	0.12
Net realized and unrealized gain/(loss)	(2.56)	3.70	1.48	(1.67)	(0.40)	0.31
Total from Investment Operations	(2.34)	4.26	1.65	(1.38)	(0.03)	0.43
Less Dividends and Distributions:
Dividends (from net investment income)	(1.39)	(0.25)	(0.28)	(0.51)	(0.42)	—
Distributions (from capital gains)	(4.01)	—	(0.69)	(3.17)	—	—
Total Dividends and Distributions	(5.40)	(0.25)	(0.97)	(3.68)	(0.42)	—
Net Asset Value, End of Period	$20.95	$28.69	$24.68	$24.00	$29.06	$29.51
Total Return*	(9.50)%	17.29%	6.84%	(2.90)%(5)	(0.15)%	1.48%
Net Assets, End of Period (in thousands)	$3,050	$3,379	$2,210	$2,257	$3,002	$2,187
Average Net Assets for the Period (in thousands)	$3,293	$3,047	$2,132	$2,483	$3,163	$1,914
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.39%(6)	1.44%(7)	1.41%	1.59%	1.16%	1.08%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.02%	1.03%	1.06%	1.13%	1.10%	1.08%
Ratio of Net Investment Income/(Loss)	1.78%(3)	1.93%(4)	0.73%	1.20%	1.25%	2.43%
Portfolio Turnover Rate	49%	63%	57%	45%	56%	5%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.09 and 0.72%, respectively.

(4) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in September 2021. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.15 and 0.52%, respectively, for Class D Shares.

(5) Total return without the effect of affiliated payments would have been (2.94)%.

(6) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.06%.

(7) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in September 2021. The impact of the additional professional fees to Ratio of Gross Expenses is 0.08% for Class D Shares.

See Notes to Financial Statements.

20	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Financial Highlights

Class I Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$28.72	$24.69	$24.03	$29.06	$29.47	$29.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.22(3)	0.50(4)	0.17	0.24	0.38	0.12
Net realized and unrealized gain/(loss)	(2.56)	3.81	1.49	(1.58)	(0.39)	0.31
Total from Investment Operations	(2.34)	4.31	1.66	(1.34)	(0.01)	0.43
Less Dividends and Distributions:
Dividends (from net investment income)	(1.41)	(0.28)	(0.31)	(0.52)	(0.40)	—
Distributions (from capital gains)	(4.01)	—	(0.69)	(3.17)	—	—
Total Dividends and Distributions	(5.42)	(0.28)	(1.00)	(3.69)	(0.40)	—
Net Asset Value, End of Period	$20.96	$28.72	$24.69	$24.03	$29.06	$29.47
Total Return*	(9.47)%	17.47%	6.87%	(2.75)%(5)	(0.07)%	1.48%
Net Assets, End of Period (in thousands)	$542,614	$703,785	$720,915	$1,050,061	$3,021,157	$3,721,310
Average Net Assets for the Period (in thousands)	$641,511	$770,690	$860,681	$1,621,134	$3,542,904	$3,644,165
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.20%(6)	1.20%(7)	1.12%	1.12%	0.99%	1.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.95%	0.98%	1.01%	0.99%	1.00%
Ratio of Net Investment Income/(Loss)	1.72%(3)	1.75%(4)	0.71%	0.99%	1.27%	2.51%
Portfolio Turnover Rate	49%	63%	57%	45%	56%	5%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.09 and 0.72%, respectively.

(4) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in September 2021. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.15 and 0.52%, respectively, for Class I Shares.

(5) Total return without the effect of affiliated payments would have been (2.79)%.

(6) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.06%.

(7) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in September 2021. The impact of the additional professional fees to Ratio of Gross Expenses is 0.08% for Class I Shares.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson International Opportunities Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended July 31	2017(1)
Net Asset Value, Beginning of Period	$28.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.03
Net realized and unrealized gain/(loss)	0.58
Total from Investment Operations	0.61
Less Dividends and Distributions:
Dividends (from net investment income)	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$29.08
Total Return*	2.14%
Net Assets, End of Period (in thousands)	$1,723
Average Net Assets for the Period (in thousands)	$1,119
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.39%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.06%
Ratio of Net Investment Income/(Loss)	0.59%
Portfolio Turnover Rate	51%

Class I Shares
For a share outstanding during the year ended July 31	2017
Net Asset Value, Beginning of Period	$26.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.25
Net realized and unrealized gain/(loss)	3.21
Total from Investment Operations	3.46
Less Dividends and Distributions:
Dividends (from net investment income)	(0.48)
Total Dividends and Distributions	(0.48)
Net Asset Value, End of Period	$29.04
Total Return*	13.58%
Net Assets, End of Period (in thousands)	$3,642,386
Average Net Assets for the Period (in thousands)	$2,966,203
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.05%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.05%
Ratio of Net Investment Income/(Loss)	0.94%
Portfolio Turnover Rate	51%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through July 31, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Financial Highlights

Class N Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$28.73	$24.67	$23.99	$29.08	$29.47	$29.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.18(3)	0.44(4)	0.22	0.48	0.41	0.12
Net realized and unrealized gain/(loss)	(2.51)	3.91	1.46	(1.85)	(0.38)	0.32
Total from Investment Operations	(2.33)	4.35	1.68	(1.37)	0.03	0.44
Less Dividends and Distributions:
Dividends (from net investment income)	(1.45)	(0.29)	(0.31)	(0.55)	(0.42)	—
Distributions (from capital gains)	(4.01)	—	(0.69)	(3.17)	—	—
Total Dividends and Distributions	(5.46)	(0.29)	(1.00)	(3.72)	(0.42)	—
Net Asset Value, End of Period	$20.94	$28.73	$24.67	$23.99	$29.08	$29.47
Total Return*	(9.42)%	17.67%	6.99%	(2.82)%(5)	0.07%	1.52%
Net Assets, End of Period (in thousands)	$85,676	$197,222	$366,371	$280,749	$43,305	$10,530
Average Net Assets for the Period (in thousands)	$142,189	$337,046	$315,851	$128,934	$12,868	$10,134
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.13%(6)	1.10%(7)	1.05%	1.07%	0.96%	0.93%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.87%	0.88%	0.90%	0.91%	0.94%	0.93%
Ratio of Net Investment Income/(Loss)	1.40%(3)	1.54%(4)	0.95%	2.02%	1.41%	2.57%
Portfolio Turnover Rate	49%	63%	57%	45%	56%	5%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.09 and 0.72%, respectively.

(4) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in September 2021. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.15 and 0.52%, respectively, for Class N Shares.

(5) Total return without the effect of affiliated payments would have been (2.86)%.

(6) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.06%.

(7) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in September 2021. The impact of the additional professional fees to Ratio of Gross Expenses is 0.08% for Class N.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson International Opportunities Fund

Financial Highlights

Class R Shares
For a share outstanding during the period end March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$28.28	$24.21	$23.51	$28.42	$28.81	$28.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.16(3)	0.33(4)	0.01	0.15	0.16	0.09
Net realized and unrealized gain/(loss)	(2.53)	3.79	1.47	(1.59)	(0.36)	0.31
Total from Investment Operations	(2.37)	4.12	1.48	(1.44)	(0.20)	0.40
Less Dividends and Distributions:
Dividends (from net investment income)	(1.22)	(0.05)	(0.09)	(0.30)	(0.19)	—
Distributions (from capital gains)	(4.01)	—	(0.69)	(3.17)	—	—
Total Dividends and Distributions	(5.23)	(0.05)	(0.78)	(3.47)	(0.19)	—
Net Asset Value, End of Period	$20.68	$28.28	$24.21	$23.51	$28.42	$28.81
Total Return*	(9.70)%	17.01%	6.27%	(3.35)%(5)	(0.71)%	1.41%
Net Assets, End of Period (in thousands)	$2,335	$2,905	$4,147	$9,168	$16,214	$23,122
Average Net Assets for the Period (in thousands)	$2,690	$4,093	$6,096	$11,867	$19,820	$22,887
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.62%(6)	1.70%(7)	1.79%	1.81%	1.66%	1.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.25%	1.39%	1.57%	1.62%	1.62%	1.56%
Ratio of Net Investment Income/(Loss)	1.27%(3)	1.15%(4)	0.03%	0.63%	0.54%	1.96%
Portfolio Turnover Rate	49%	63%	57%	45%	56%	5%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.09 and 0.72%, respectively.

(4) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in September 2021. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.15 and 0.52%, respectively, for Class R Shares.

(5) Total return without the effect of affiliated payments would have been (3.39)%.

(6) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.06%.

(7) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in September 2021. The impact of the additional professional fees to Ratio of Gross Expenses is 0.08% for Class R Shares.

See Notes to Financial Statements.

24	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Financial Highlights

Class N Shares
For a share outstanding during the year or period ended July 31	2017
Net Asset Value, Beginning of Period	$26.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.42
Net realized and unrealized gain/(loss)	3.05
Total from Investment Operations	3.47
Less Dividends and Distributions:
Dividends (from net investment income)	(0.49)
Total Dividends and Distributions	(0.49)
Net Asset Value, End of Period	$29.03
Total Return*	13.61%
Net Assets, End of Period (in thousands)	$10,041
Average Net Assets for the Period (in thousands)	$2,895
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.97%
Ratio of Net Investment Income/(Loss)	1.55%
Portfolio Turnover Rate	51%

Class R Shares
For a share outstanding during the year ended July 31	2017
Net Asset Value, Beginning of Period	$25.55
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08
Net realized and unrealized gain/(loss)	3.16
Total from Investment Operations	3.24
Less Dividends and Distributions:
Dividends (from net investment income)	(0.38)
Total Dividends and Distributions	(0.38)
Net Asset Value, End of Period	$28.41
Total Return*	12.89%
Net Assets, End of Period (in thousands)	$23,071
Average Net Assets for the Period (in thousands)	$21,398
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.71%
Ratio of Net Investment Income/(Loss)	0.29%
Portfolio Turnover Rate	51%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson International Opportunities Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$28.71	$24.66	$23.80	$29.00	$29.48	$29.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.23(3)	0.52(4)	0.09	0.23	0.44	0.11
Net realized and unrealized gain/(loss)	(2.55)	3.75	1.46	(1.72)	(0.53)	0.31
Total from Investment Operations	(2.32)	4.27	1.55	(1.49)	(0.09)	0.42
Less Dividends and Distributions:
Dividends (from net investment income)	(1.35)	(0.22)	—	(0.54)	(0.39)	—
Distributions (from capital gains)	(4.01)	—	(0.69)	(3.17)	—	—
Total Dividends and Distributions	(5.36)	(0.22)	(0.69)	(3.71)	(0.39)	—
Net Asset Value, End of Period	$21.03	$28.71	$24.66	$23.80	$29.00	$29.48
Total Return*	(9.39)%	17.33%	6.49%	(3.32)%(5)	(0.36)%	1.45%
Net Assets, End of Period (in thousands)	$65	$70	$59	$110	$2,674	$52
Average Net Assets for the Period (in thousands)	$69	$69	$95	$1,736	$591	$51
Ratios to Average Net Assets**:
Ratio of Gross Expenses	5.60%(6)	5.70%(7)	4.69%	1.76%	1.75%	1.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.99%	1.41%	1.46%	1.43%	1.26%
Ratio of Net Investment Income/(Loss)	1.89%(3)	1.80%(4)	0.40%	0.97%	1.57%	2.25%
Portfolio Turnover Rate	49%	63%	57%	45%	56%	5%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.09 and 0.72%, respectively.

(4) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in September 2021. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.15 and 0.52%, respectively, for Class S Shares.

(5) Total return without the effect of affiliated payments would have been (3.36)%.

(6) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.06%.

(7) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in September 2021. The impact of the additional professional fees to Ratio of Gross Expenses is 0.08% for Class S Shares.

See Notes to Financial Statements.

26	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(1)
Net Asset Value, Beginning of Period	$28.87	$24.69	$24.00	$29.02	$29.50	$29.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.14(3)	0.62(4)	(0.01)	0.57	0.30	0.11
Net realized and unrealized gain/(loss)	(2.56)	3.70	1.63	(1.95)	(0.37)	0.32
Total from Investment Operations	(2.42)	4.32	1.62	(1.38)	(0.07)	0.43
Less Dividends and Distributions:
Dividends (from net investment income)	(1.34)	(0.14)	(0.24)	(0.47)	(0.41)	—
Distributions (from capital gains)	(4.01)	—	(0.69)	(3.17)	—	—
Total Dividends and Distributions	(5.35)	(0.14)	(0.93)	(3.64)	(0.41)	—
Net Asset Value, End of Period	$21.10	$28.87	$24.69	$24.00	$29.02	$29.50
Total Return*	(9.70)%	17.49%	6.73%	(2.92)%(5)	(0.26)%	1.48%
Net Assets, End of Period (in thousands)	$1,937	$3,040	$3,758	$32,333	$8,614	$10,291
Average Net Assets for the Period (in thousands)	$2,550	$6,040	$14,280	$37,969	$9,802	$9,755
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.49%(6)	1.40%(7)	1.31%	1.48%	1.19%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.13%	1.10%	1.16%	1.33%	1.17%	1.18%
Ratio of Net Investment Income/(Loss)	1.08%(3)	2.14%(4)	(0.03)%	2.38%	1.01%	2.32%
Portfolio Turnover Rate	49%	63%	57%	45%	56%	5%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from August 1, 2017 through September 30, 2017. The Fund changed its fiscal year end from July 31 to September 30.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.09 and 0.72%, respectively.

(4) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in September 2021. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.15 and 0.52%, respectively, for Class T Shares.

(5) Total return without the effect of affiliated payments would have been (2.96)%.

(6) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.06%.

(7) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in September 2021. The impact of the additional professional fees to Ratio of Gross Expenses is 0.08% for Class T Shares.

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson International Opportunities Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended July 31	2017(1)
Net Asset Value, Beginning of Period	$28.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.02
Net realized and unrealized gain/(loss)	0.57
Total from Investment Operations	0.59
Less Dividends and Distributions:
Dividends (from net investment income)	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$29.06
Total Return*	2.07%
Net Assets, End of Period (in thousands)	$51
Average Net Assets for the Period (in thousands)	$50
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.42%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.42%
Ratio of Net Investment Income/(Loss)	0.38%
Portfolio Turnover Rate	51%

Class T Shares
For a share outstanding during the period ended July 31	2017(1)
Net Asset Value, Beginning of Period	$28.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.03)
Net realized and unrealized gain/(loss)	0.63
Total from Investment Operations	0.60
Less Dividends and Distributions:
Dividends (from net investment income)	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$29.07
Total Return*	2.11%
Net Assets, End of Period (in thousands)	$9,475
Average Net Assets for the Period (in thousands)	$2,712
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.19%
Ratio of Net Investment Income/(Loss)	(0.68)%
Portfolio Turnover Rate	51%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from June 5, 2017 (inception date) through July 31, 2017.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

28	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson International Opportunities Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation primarily through investment in equities of non-U.S. companies. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

Pursuant to the Agreement and Plan of Reorganization, the Fund acquired all the assets and liabilities of the Henderson International Opportunities Fund (the “Predecessor Fund”), a series of Henderson Global Funds, in exchange for Class A, Class C, Class I and Class N Fund shares having an aggregate net asset value equal to the value of the aggregate net assets of the same share class of the Predecessor Fund (except that Class R6 Predecessor Fund shares were exchanged for Class N Fund shares) and Class IF Predecessor Fund shares were exchanged for Class I Fund shares) (the “Reorganization”). The Reorganization occurred at the close of business on June 2, 2017.

The Predecessor Fund and the Fund had identical investment objectives and substantially similar investment policies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Fund’s financial highlights.

The last fiscal year end of the Predecessor Fund was July 31, 2016. The Fund's first fiscal year end was July 31, 2017. Subsequent to July 31, 2017, the Fund changed its fiscal year end to September 30, 2017, to reflect the fiscal year end of certain funds of the Trust.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to,

Janus Investment Fund	29

Janus Henderson International Opportunities Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles ("US GAAP").

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

30	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Notes to Financial Statements (unaudited)

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Janus Investment Fund	31

Janus Henderson International Opportunities Fund

Notes to Financial Statements (unaudited)

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

32	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Notes to Financial Statements (unaudited)

Foreign Taxes

The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.  The Statement of Operations reflects $4,757,427 of tax reclaims received as well as $332,774 of professional fees and $302,895 of certain fees assessed by the Internal Revenue Service due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.

2. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund

Janus Investment Fund	33

Janus Henderson International Opportunities Fund

Notes to Financial Statements (unaudited)

may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $2 Billion	1.00
Next $1 Billion	0.90
Next $1 Billion	0.80
Next $1 Billion	0.70
Next $5 Billion	0.60
Over $10 Billion	0.50

The Fund’s actual investment advisory fee rate for the reporting period was 1.00% of average annual net assets before any applicable waivers.

The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.83% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on January 28, 2022. The previous expense limit (for the one-year period commencing January 28, 2021) was 0.88%. If applicable, amounts waived and/or reimbursed to the Fund

34	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Notes to Financial Statements (unaudited)

by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations. In addition, for Class R Shares of the Fund, for at least a one-year period commencing on January 28, 2022, the Adviser has agreed to reduce the administrative service fee payable by the Fund’s Class R shares pursuant to the Fund’s Transfer Agency Agreement so that such fees do not exceed 0.21% of Class R Shares’ average daily net assets.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Janus Investment Fund	35

Janus Henderson International Opportunities Fund

Notes to Financial Statements (unaudited)

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares’ average daily net assets and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep

36	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Notes to Financial Statements (unaudited)

Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $2,000.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended March 31, 2022.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class C Shares paid CDSCs of $631.

As of March 31, 2022, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	-	-
Class R Shares	-	-
Class S Shares	87	-*
Class T Shares	-	-

* Less than 0.50%

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with US GAAP).

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Janus Investment Fund	37

Janus Henderson International Opportunities Fund

Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 898,218,751	$ 104,120,709	$(68,103,530)	$ 36,017,179

5. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	1,011,622	$ 25,438,312	1,270,599	$ 36,749,490
Reinvested dividends and distributions	2,277,920	51,777,126	61,958	1,758,986
Shares repurchased	(1,614,605)	(39,453,344)	(1,847,497)	(52,903,522)
Net Increase/(Decrease)	1,674,937	$ 37,762,094	(514,940)	$ (14,395,046)
Class C Shares:
Shares sold	47,148	$ 1,055,616	60,556	$ 1,614,870
Reinvested dividends and distributions	336,931	7,112,622	-	-
Shares repurchased	(483,761)	(11,205,118)	(1,084,698)	(29,434,982)
Net Increase/(Decrease)	(99,682)	$ (3,036,880)	(1,024,142)	$ (27,820,112)
Class D Shares:
Shares sold	27,902	$ 663,263	49,919	$ 1,457,595
Reinvested dividends and distributions	28,284	638,077	807	22,785
Shares repurchased	(28,405)	(677,599)	(22,515)	(643,482)
Net Increase/(Decrease)	27,781	$ 623,741	28,211	$ 836,898
Class I Shares:
Shares sold	3,137,405	$ 74,620,190	3,827,292	$ 111,716,963
Reinvested dividends and distributions	5,203,944	117,400,967	250,868	7,079,499
Shares repurchased	(6,961,716)	(165,806,788)	(8,765,123)	(252,006,827)
Net Increase/(Decrease)	1,379,633	$ 26,214,369	(4,686,963)	$(133,210,365)
Class N Shares:
Shares sold	873,249	$ 20,920,372	1,633,062	$ 46,194,658
Reinvested dividends and distributions	1,099,629	24,741,657	132,300	3,728,216
Shares repurchased	(4,746,177)	(110,915,559)	(9,752,003)	(288,256,403)
Net Increase/(Decrease)	(2,773,299)	$(65,253,530)	(7,986,641)	$(238,333,529)
Class R Shares:
Shares sold	16,990	$ 407,321	21,973	$ 615,383
Reinvested dividends and distributions	15,868	353,708	168	4,692
Shares repurchased	(22,670)	(574,928)	(90,672)	(2,578,372)
Net Increase/(Decrease)	10,188	$ 186,101	(68,531)	$ (1,958,297)
Class S Shares:
Shares sold	66	$ 1,608	59	$ 1,689
Reinvested dividends and distributions	580	13,129	18	518
Shares repurchased	-	(6)	(36)	(991)
Net Increase/(Decrease)	646	$ 14,731	41	$ 1,216
Class T Shares:
Shares sold	2,680	$ 63,499	443,166	$ 13,160,079
Reinvested dividends and distributions	22,516	511,333	749	21,234
Shares repurchased	(38,712)	(944,217)	(490,825)	(14,533,132)
Net Increase/(Decrease)	(13,516)	$ (369,385)	(46,910)	$ (1,351,819)

38	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Notes to Financial Statements (unaudited)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$534,256,637	$ 679,570,422	$ -	$ -

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	39

Janus Henderson International Opportunities Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

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Janus Henderson International Opportunities Fund

Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

Janus Investment Fund	41

Janus Henderson International Opportunities Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

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Janus Henderson International Opportunities Fund

Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Janus Investment Fund	43

Janus Henderson International Opportunities Fund

Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

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Janus Henderson International Opportunities Fund

Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

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Janus Henderson International Opportunities Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

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Janus Henderson International Opportunities Fund

Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

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Janus Henderson International Opportunities Fund

Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

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Janus Henderson International Opportunities Fund

Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

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Janus Henderson International Opportunities Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Janus Henderson International Opportunities Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

52	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	53

Janus Henderson International Opportunities Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

54	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Notes

NotesPage1

Janus Investment Fund	55

Janus Henderson International Opportunities Fund

Notes

NotesPage2

56	MARCH 31, 2022

Janus Henderson International Opportunities Fund

Notes

NotesPage3

Janus Investment Fund	57

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93082 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Overseas Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Overseas Fund

FUND SNAPSHOT

An international equity fund seeking to grow capital by investing with conviction in companies outside the U.S. where the portfolio managers believe the market underestimates free-cash-flow growth. The Fund considers both growth and value criteria as it seeks to deliver strong, risk-adjusted returns over the long term, regardless of prevailing market conditions.

Julian McManus co-portfolio manager	George Maris co-portfolio manager

Janus Henderson Overseas Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Canadian Natural Resources Ltd	4.08%	2.25%	Entain PLC	3.26%	-0.81%
Teck Resources Ltd	4.19%	2.24%	Sea Ltd (ADR)	0.92%	-0.67%
Liberty Media Corp-Liberty Formula One	2.04%	0.68%	Alstom SA	0.94%	-0.50%
Freeport-McMoRan Inc	1.47%	0.67%	Yum China Holdings Inc	1.85%	-0.43%
AstraZeneca PLC	4.30%	0.58%	Industria de Diseno Textil SA	1.13%	-0.42%

	5 Top Contributors - Sectors*
		Relative	Fund	MSCI All Country World ex-USA Index
		Contribution	Average Weight	Average Weight
	Materials	2.21%	8.50%	8.25%
	Energy	1.93%	6.01%	5.11%
	Health Care	0.80%	9.93%	9.21%
	Information Technology	0.69%	12.42%	12.92%
	Other**	0.14%	3.50%	0.00%

	5 Top Detractors - Sectors*
		Relative	Fund	MSCI All Country World ex-USA Index
		Contribution	Average Weight	Average Weight
	Financials	-2.04%	20.75%	19.85%
	Industrials	-0.48%	12.57%	12.24%
	Consumer Discretionary	-0.38%	10.09%	12.17%
	Utilities	-0.23%	0.00%	3.07%
	Communication Services	-0.08%	7.91%	6.23%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Overseas Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Teck Resources Ltd
Metals & Mining	5.1%
AstraZeneca PLC
Pharmaceuticals	4.8%
Ferguson PLC
Trading Companies & Distributors	4.6%
Canadian Natural Resources Ltd
Oil, Gas & Consumable Fuels	4.5%
Taiwan Semiconductor Manufacturing Co Ltd
Semiconductor & Semiconductor Equipment	4.1%
23.1%

Asset Allocation - (% of Net Assets)
Common Stocks	96.1%
Investment Companies	3.6%
Other	0.3%
100.0%

Emerging markets comprised 18.0% of total net assets.

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Overseas Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	-1.60%	3.45%	9.82%	3.06%	7.90%	1.23%	1.23%
Class A Shares at MOP	-7.26%	-2.51%	8.53%	2.45%	7.67%
Class C Shares at NAV	-2.04%	2.55%	8.94%	2.24%	7.14%	2.14%	2.12%
Class C Shares at CDSC	-3.02%	1.55%	8.94%	2.24%	7.14%
Class D Shares	-1.44%	3.73%	10.15%	3.37%	8.09%	0.95%	0.95%
Class I Shares	-1.44%	3.76%	10.19%	3.41%	8.12%	0.90%	0.90%
Class N Shares	-1.37%	3.87%	10.31%	3.51%	8.13%	0.82%	0.82%
Class R Shares	-1.77%	3.09%	9.48%	2.75%	7.53%	1.57%	1.57%
Class S Shares	-1.61%	3.38%	9.77%	3.01%	7.78%	1.31%	1.31%
Class T Shares	-1.49%	3.63%	10.05%	3.28%	8.05%	1.06%	1.06%
MSCI All Country World ex-USA Index	-3.72%	-1.48%	6.76%	5.55%	N/A**
Morningstar Quartile - Class T Shares	-	1st	1st	4th	1st
Morningstar Ranking - based on total returns for Foreign Large Blend Funds	-	47/775	22/680	539/550	14/125

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 28, 2022.

Janus Investment Fund	3

Janus Henderson Overseas Fund (unaudited)

Performance

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund's Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – May 2, 1994

**Since inception index return is not available for indices created subsequent to fund inception.

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2022

Janus Henderson Overseas Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$984.00	$5.94	$1,000.00	$1,018.95	$6.04	1.20%
Class C Shares	$1,000.00	$979.60	$10.41	$1,000.00	$1,014.41	$10.60	2.11%
Class D Shares	$1,000.00	$985.60	$4.60	$1,000.00	$1,020.29	$4.68	0.93%
Class I Shares	$1,000.00	$985.60	$4.46	$1,000.00	$1,020.44	$4.53	0.90%
Class N Shares	$1,000.00	$986.30	$3.96	$1,000.00	$1,020.94	$4.03	0.80%
Class R Shares	$1,000.00	$982.30	$7.66	$1,000.00	$1,017.20	$7.80	1.55%
Class S Shares	$1,000.00	$983.90	$6.38	$1,000.00	$1,018.50	$6.49	1.29%
Class T Shares	$1,000.00	$985.10	$5.10	$1,000.00	$1,019.80	$5.19	1.03%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– 96.1%
Aerospace & Defense – 2.9%
Airbus SE*	447,084	$54,033,151
Banks – 10.5%
BNP Paribas SA	1,008,603	57,419,134
China Construction Bank Corp	61,712,000	46,359,599
Erste Group Bank AG	1,256,946	45,581,036
Permanent TSB Group Holdings PLC*	7,893,218	14,561,914
Royal Bank of Scotland Group PLC	12,100,532	34,042,340
		197,964,023
Beverages – 7.1%
Diageo PLC	1,449,953	73,271,586
Heineken NV	629,796	60,035,758
		133,307,344
Biotechnology – 0.8%
Ascendis Pharma A/S (ADR)*	129,095	15,150,589
Building Products – 1.1%
Assa Abloy AB	801,355	21,617,694
Electronic Equipment, Instruments & Components – 1.6%
Hexagon AB - Class B	2,168,844	30,442,776
Entertainment – 4.7%
Liberty Media Corp-Liberty Formula One*	638,509	44,593,469
Nintendo Co Ltd	72,200	36,435,422
Sea Ltd (ADR)*	62,251	7,457,047
		88,485,938
Hotels, Restaurants & Leisure – 4.7%
Entain PLC*	2,688,429	57,652,027
Yum China Holdings Inc	711,400	31,098,168
		88,750,195
Insurance – 9.4%
AIA Group Ltd	4,738,600	49,612,357
Beazley PLC	5,464,353	30,011,549
NN Group NV	1,333,465	67,198,373
Prudential PLC	1,990,460	29,397,139
		176,219,418
Interactive Media & Services – 3.2%
NAVER Corp	83,353	23,310,321
Tencent Holdings Ltd	770,700	36,359,464
		59,669,785
Internet & Direct Marketing Retail – 1.4%
Alibaba Group Holding Ltd*	1,900,192	26,009,460
JD.Com Inc - Class A*	35,161	1,029,829
		27,039,289
Machinery – 1.4%
Alstom SA	1,162,708	27,100,178
Metals & Mining – 9.1%
Freeport-McMoRan Inc	666,464	33,149,919
Hindustan Zinc Ltd	8,149,485	33,258,035
Rio Tinto Ltd	115,962	10,269,558
Teck Resources Ltd	2,370,720	95,739,156
		172,416,668
Oil, Gas & Consumable Fuels – 6.4%
Canadian Natural Resources Ltd	1,374,278	85,177,750
Total SE	698,116	35,416,627
		120,594,377
Personal Products – 1.1%
Unilever PLC	469,196	21,236,412
Pharmaceuticals – 9.9%
AstraZeneca PLC	688,819	91,328,058
Novartis AG	437,676	38,391,058

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– (continued)
Pharmaceuticals– (continued)
Sanofi	462,233	$47,133,969
Takeda Pharmaceutical Co Ltd	339,676	9,723,070
		186,576,155
Road & Rail – 2.3%
Central Japan Railway Co	327,700	42,718,721
Semiconductor & Semiconductor Equipment – 6.8%
ASML Holding NV	74,656	49,788,621
Taiwan Semiconductor Manufacturing Co Ltd	3,751,000	77,567,400
		127,356,021
Specialty Retail – 0.8%
Industria de Diseno Textil SA	661,644	14,394,617
Technology Hardware, Storage & Peripherals – 3.0%
Samsung Electronics Co Ltd	977,847	55,869,009
Textiles, Apparel & Luxury Goods – 3.3%
LVMH Moet Hennessy Louis Vuitton SE	26,968	19,200,435
Samsonite International SA (144A)*	19,213,800	43,180,608
		62,381,043
Trading Companies & Distributors – 4.6%
Ferguson PLC	633,121	85,923,785
Total Common Stocks (cost $1,476,442,470)		1,809,247,188
Investment Companies– 3.6%
Money Markets – 3.6%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $68,010,369)	68,003,834	68,010,634
Total Investments (total cost $1,544,452,839) – 99.7%		1,877,257,822
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		6,242,499
Net Assets – 100%		$1,883,500,321

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$336,939,111	18.0%
France	240,303,494	12.8
United States	231,677,807	12.3
Canada	180,916,906	9.6
Netherlands	177,022,752	9.4
China	140,856,520	7.5
Hong Kong	92,792,965	4.9
Japan	88,877,213	4.7
Taiwan	85,024,447	4.5
South Korea	79,179,330	4.2
Sweden	52,060,470	2.8
Austria	45,581,036	2.4
Switzerland	38,391,058	2.1
India	33,258,035	1.8
Denmark	15,150,589	0.8
Ireland	14,561,914	0.8
Spain	14,394,617	0.8
Australia	10,269,558	0.6

Total	$1,877,257,822	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 3.6%
Money Markets - 3.6%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$30,008	$-	$-	$68,010,634
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	281,324∆	-	-	-
Total Affiliated Investments - 3.6%	$311,332	$-	$-	$68,010,634

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 3.6%
Money Markets - 3.6%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	74,344,941	165,590,737	(171,925,044)	68,010,634
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	-	81,235,260	(81,235,260)	-

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Overseas Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI All Country World ex-USA IndexSM	MSCI All Country World ex-USA IndexSM reflects the equity market performance of global developed and emerging markets, excluding the U.S.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $43,180,608, which represents 2.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$15,150,589	$-	$-
Entertainment	52,050,516	36,435,422	-
Metals & Mining	128,889,075	43,527,593	-
Oil, Gas & Consumable Fuels	85,177,750	35,416,627	-
All Other	-	1,412,599,616	-
Investment Companies	-	68,010,634	-
Total Assets	$281,267,930	$1,595,989,892	$-

Janus Investment Fund	9

Janus Henderson Overseas Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $1,476,442,470)	$1,809,247,188
Affiliated investments, at value (cost $68,010,369)	68,010,634
Cash denominated in foreign currency (cost $38,982)	38,982
Non-interested Trustees' deferred compensation	51,710
Receivables:
Fund shares sold	7,775,092
Dividends	6,271,578
Foreign tax reclaims	1,420,736
Dividends from affiliates	11,458
Other assets	13,995
Total Assets	1,892,841,373
Liabilities:
Due to custodian	61
Payables:	—
Fund shares repurchased	7,555,417
Advisory fees	1,178,495
Transfer agent fees and expenses	286,972
Non-interested Trustees' deferred compensation fees	51,710
12b-1 Distribution and shareholder servicing fees	41,580
Custodian fees	32,588
Professional fees	31,830
Non-interested Trustees' fees and expenses	6,428
Affiliated fund administration fees payable	3,903
Accrued expenses and other payables	152,068
Total Liabilities	9,341,052
Net Assets	$1,883,500,321

See Notes to Financial Statements.

10	MARCH 31, 2022

Janus Henderson Overseas Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,036,658,922
Total distributable earnings (loss)	(1,153,158,601)
Total Net Assets	$1,883,500,321
Net Assets - Class A Shares	$20,371,685
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	475,266
Net Asset Value Per Share(1)	$42.86
Maximum Offering Price Per Share(2)	$45.47
Net Assets - Class C Shares	$1,623,019
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	38,401
Net Asset Value Per Share(1)	$42.27
Net Assets - Class D Shares	$690,965,824
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	16,297,487
Net Asset Value Per Share	$42.40
Net Assets - Class I Shares	$427,478,607
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,050,203
Net Asset Value Per Share	$42.53
Net Assets - Class N Shares	$76,998,459
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,820,035
Net Asset Value Per Share	$42.31
Net Assets - Class R Shares	$23,009,729
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	545,869
Net Asset Value Per Share	$42.15
Net Assets - Class S Shares	$126,053,571
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,968,348
Net Asset Value Per Share	$42.47
Net Assets - Class T Shares	$516,999,427
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,176,755
Net Asset Value Per Share	$42.46

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Overseas Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Dividends	$19,206,950
Non-cash dividends	1,281,897
Affiliated securities lending income, net	281,324
Dividends from affiliates	30,008
Unaffiliated securities lending income, net	265
Other income	3,092
Foreign tax withheld	(1,808,217)
Total Investment Income	18,995,319
Expenses:
Advisory fees	7,018,800
12b-1 Distribution and shareholder servicing fees:
Class A Shares	25,972
Class C Shares	7,202
Class R Shares	59,175
Class S Shares	162,560
Transfer agent administrative fees and expenses:
Class D Shares	400,086
Class R Shares	30,048
Class S Shares	162,820
Class T Shares	665,609
Transfer agent networking and omnibus fees:
Class A Shares	14,705
Class C Shares	742
Class I Shares	189,512
Other transfer agent fees and expenses:
Class A Shares	788
Class C Shares	49
Class D Shares	63,456
Class I Shares	9,356
Class N Shares	1,383
Class R Shares	230
Class S Shares	970
Class T Shares	3,688
Registration fees	118,279
Custodian fees	72,955
Shareholder reports expense	68,268
Professional fees	33,554
Affiliated fund administration fees	23,318
Non-interested Trustees’ fees and expenses	16,245
Other expenses	86,911
Total Expenses	9,236,681
Less: Excess Expense Reimbursement and Waivers	(38,151)
Net Expenses	9,198,530
Net Investment Income/(Loss)	9,796,789

See Notes to Financial Statements.

12	MARCH 31, 2022

Janus Henderson Overseas Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$25,737,903
Total Net Realized Gain/(Loss) on Investments	25,737,903
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(66,681,361)
Total Change in Unrealized Net Appreciation/Depreciation	(66,681,361)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(31,146,669)

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Overseas Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$9,796,789	$18,837,707
Net realized gain/(loss) on investments	25,737,903	186,233,897
Change in unrealized net appreciation/depreciation	(66,681,361)	193,777,063
Net Increase/(Decrease) in Net Assets Resulting from Operations	(31,146,669)	398,848,667
Dividends and Distributions to Shareholders:
Class A Shares	(163,941)	(107,051)
Class D Shares	(7,514,426)	(5,967,635)
Class I Shares	(4,194,570)	(517,002)
Class N Shares	(764,172)	(284,437)
Class R Shares	(103,612)	(79,393)
Class S Shares	(907,459)	(691,150)
Class T Shares	(5,080,049)	(3,930,037)
Net Decrease from Dividends and Distributions to Shareholders	(18,728,229)	(11,576,705)
Capital Share Transactions:
Class A Shares	(281,997)	922,662
Class C Shares	357,886	(2,078,020)
Class D Shares	(18,411,154)	(31,046,777)
Class I Shares	127,492,864	254,653,679
Class N Shares	18,446,254	28,902,097
Class R Shares	(637,662)	(3,865,001)
Class S Shares	(999,137)	(11,238,460)
Class T Shares	(4,279,707)	(11,754,047)
Net Increase/(Decrease) from Capital Share Transactions	121,687,347	224,496,133
Net Increase/(Decrease) in Net Assets	71,812,449	611,768,095
Net Assets:
Beginning of period	1,811,687,872	1,199,919,777
End of period	$1,883,500,321	$1,811,687,872

See Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson Overseas Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$43.91	$33.08	$30.94	$32.42	$32.21	$26.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.43	0.21	0.53	0.37	0.38
Net realized and unrealized gain/(loss)	(0.88)	10.64	2.51	(1.77)	0.34	5.27
Total from Investment Operations	(0.70)	11.07	2.72	(1.24)	0.71	5.65
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.24)	(0.58)	(0.24)	(0.50)	(0.21)
Total Dividends and Distributions	(0.35)	(0.24)	(0.58)	(0.24)	(0.50)	(0.21)
Net Asset Value, End of Period	$42.86	$43.91	$33.08	$30.94	$32.42	$32.21
Total Return*	(1.60)%	33.54%	8.74%	(3.74)%	2.18%	21.32%
Net Assets, End of Period (in thousands)	$20,372	$21,130	$15,231	$17,470	$16,739	$18,652
Average Net Assets for the Period (in thousands)	$20,954	$19,864	$15,904	$17,537	$18,900	$19,582
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.20%	1.22%	1.17%	1.11%	1.01%	0.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.20%	1.22%	1.17%	1.10%	0.99%	0.91%
Ratio of Net Investment Income/(Loss)	0.81%	1.03%	0.66%	1.78%	1.12%	1.34%
Portfolio Turnover Rate	10%	27%	18%	22%	23%	39%

Class C Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$43.14	$32.58	$30.34	$31.76	$31.52	$26.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	—(2)	(0.02)	(0.06)	0.28	0.10	0.18
Net realized and unrealized gain/(loss)	(0.87)	10.58	2.43	(1.70)	0.35	5.17
Total from Investment Operations	(0.87)	10.56	2.37	(1.42)	0.45	5.35
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.13)	—	(0.21)	—
Total Dividends and Distributions	—	—	(0.13)	—	(0.21)	—
Net Asset Value, End of Period	$42.27	$43.14	$32.58	$30.34	$31.76	$31.52
Total Return*	(2.04)%	32.41%	7.79%	(4.47)%	1.42%	20.44%
Net Assets, End of Period (in thousands)	$1,623	$1,295	$2,665	$3,693	$10,244	$15,088
Average Net Assets for the Period (in thousands)	$1,402	$1,910	$3,305	$5,809	$13,589	$16,539
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.15%	2.06%	2.02%	1.90%	1.72%	1.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.11%	2.06%	1.99%	1.87%	1.71%	1.65%
Ratio of Net Investment Income/(Loss)	0.01%	(0.04)%	(0.19)%	0.95%	0.31%	0.65%
Portfolio Turnover Rate	10%	27%	18%	22%	23%	39%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Overseas Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$43.49	$32.77	$30.66	$32.12	$31.92	$26.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.53	0.30	0.63	0.47	0.49
Net realized and unrealized gain/(loss)	(0.86)	10.54	2.50	(1.78)	0.34	5.19
Total from Investment Operations	(0.63)	11.07	2.80	(1.15)	0.81	5.68
Less Dividends and Distributions:
Dividends (from net investment income)	(0.46)	(0.35)	(0.69)	(0.31)	(0.61)	(0.33)
Total Dividends and Distributions	(0.46)	(0.35)	(0.69)	(0.31)	(0.61)	(0.33)
Net Asset Value, End of Period	$42.40	$43.49	$32.77	$30.66	$32.12	$31.92
Total Return*	(1.44)%	33.89%	9.06%	(3.46)%	2.52%	21.72%
Net Assets, End of Period (in thousands)	$690,966	$726,916	$572,590	$587,147	$687,846	$731,578
Average Net Assets for the Period (in thousands)	$719,288	$704,107	$570,593	$605,377	$738,059	$677,837
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.93%	0.95%	0.89%	0.79%	0.68%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.93%	0.95%	0.89%	0.79%	0.68%	0.62%
Ratio of Net Investment Income/(Loss)	1.07%	1.28%	0.98%	2.11%	1.42%	1.75%
Portfolio Turnover Rate	10%	27%	18%	22%	23%	39%

Class I Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$43.68	$32.91	$30.79	$32.25	$32.05	$26.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.72	0.32	0.64	0.48	0.51
Net realized and unrealized gain/(loss)	(0.91)	10.41	2.50	(1.77)	0.34	5.18
Total from Investment Operations	(0.64)	11.13	2.82	(1.13)	0.82	5.69
Less Dividends and Distributions:
Dividends (from net investment income)	(0.51)	(0.36)	(0.70)	(0.33)	(0.62)	(0.33)
Total Dividends and Distributions	(0.51)	(0.36)	(0.70)	(0.33)	(0.62)	(0.33)
Net Asset Value, End of Period	$42.53	$43.68	$32.91	$30.79	$32.25	$32.05
Total Return*	(1.44)%	33.96%	9.10%	(3.40)%	2.54%	21.62%
Net Assets, End of Period (in thousands)	$427,479	$312,685	$44,806	$42,606	$52,204	$61,797
Average Net Assets for the Period (in thousands)	$369,944	$90,200	$43,005	$45,239	$58,918	$59,304
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.90%	0.90%	0.84%	0.74%	0.64%	0.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.84%	0.74%	0.64%	0.57%
Ratio of Net Investment Income/(Loss)	1.24%	1.72%	1.04%	2.14%	1.44%	1.79%
Portfolio Turnover Rate	10%	27%	18%	22%	23%	39%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson Overseas Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$43.43	$32.72	$30.62	$32.08	$31.89	$26.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.29	0.64	0.32	0.68	0.52	0.66
Net realized and unrealized gain/(loss)	(0.89)	10.46	2.52	(1.77)	0.33	5.03
Total from Investment Operations	(0.60)	11.10	2.84	(1.09)	0.85	5.69
Less Dividends and Distributions:
Dividends (from net investment income)	(0.52)	(0.39)	(0.74)	(0.37)	(0.66)	(0.38)
Total Dividends and Distributions	(0.52)	(0.39)	(0.74)	(0.37)	(0.66)	(0.38)
Net Asset Value, End of Period	$42.31	$43.43	$32.72	$30.62	$32.08	$31.89
Total Return*	(1.37)%	34.06%	9.20%	(3.27)%	2.65%	21.76%
Net Assets, End of Period (in thousands)	$76,998	$61,263	$23,810	$51,945	$69,995	$76,655
Average Net Assets for the Period (in thousands)	$70,188	$42,249	$45,317	$59,886	$74,170	$53,209
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%	0.81%	0.74%	0.63%	0.53%	0.47%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.81%	0.74%	0.63%	0.53%	0.47%
Ratio of Net Investment Income/(Loss)	1.33%	1.54%	1.02%	2.27%	1.58%	2.29%
Portfolio Turnover Rate	10%	27%	18%	22%	23%	39%

Class R Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$43.10	$32.48	$30.41	$31.78	$31.60	$26.28
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.27	0.11	0.44	0.26	0.32
Net realized and unrealized gain/(loss)	(0.86)	10.48	2.45	(1.72)	0.34	5.16
Total from Investment Operations	(0.76)	10.75	2.56	(1.28)	0.60	5.48
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.13)	(0.49)	(0.09)	(0.42)	(0.16)
Total Dividends and Distributions	(0.19)	(0.13)	(0.49)	(0.09)	(0.42)	(0.16)
Net Asset Value, End of Period	$42.15	$43.10	$32.48	$30.41	$31.78	$31.60
Total Return*	(1.77)%	33.12%	8.37%	(4.00)%	1.88%	20.99%
Net Assets, End of Period (in thousands)	$23,010	$24,155	$21,288	$24,381	$30,258	$35,054
Average Net Assets for the Period (in thousands)	$24,105	$24,617	$22,679	$25,588	$34,353	$34,347
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.55%	1.56%	1.49%	1.39%	1.27%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.55%	1.56%	1.49%	1.39%	1.27%	1.20%
Ratio of Net Investment Income/(Loss)	0.45%	0.66%	0.35%	1.50%	0.81%	1.15%
Portfolio Turnover Rate	10%	27%	18%	22%	23%	39%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Overseas Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$43.48	$32.77	$30.67	$32.08	$31.89	$26.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.38	0.19	0.53	0.35	0.40
Net realized and unrealized gain/(loss)	(0.87)	10.55	2.48	(1.75)	0.34	5.18
Total from Investment Operations	(0.71)	10.93	2.67	(1.22)	0.69	5.58
Less Dividends and Distributions:
Dividends (from net investment income)	(0.30)	(0.22)	(0.57)	(0.19)	(0.50)	(0.22)
Total Dividends and Distributions	(0.30)	(0.22)	(0.57)	(0.19)	(0.50)	(0.22)
Net Asset Value, End of Period	$42.47	$43.48	$32.77	$30.67	$32.08	$31.89
Total Return*	(1.61)%	33.43%	8.64%	(3.74)%	2.16%	21.26%
Net Assets, End of Period (in thousands)	$126,054	$130,076	$107,722	$118,308	$143,500	$159,832
Average Net Assets for the Period (in thousands)	$130,614	$127,073	$109,624	$125,646	$158,138	$151,659
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.29%	1.31%	1.23%	1.13%	1.02%	0.95%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.29%	1.31%	1.23%	1.13%	1.02%	0.95%
Ratio of Net Investment Income/(Loss)	0.72%	0.92%	0.62%	1.77%	1.06%	1.40%
Portfolio Turnover Rate	10%	27%	18%	22%	23%	39%

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$43.53	$32.80	$30.70	$32.14	$31.95	$26.59
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.49	0.27	0.60	0.43	0.47
Net realized and unrealized gain/(loss)	(0.86)	10.56	2.49	(1.76)	0.34	5.20
Total from Investment Operations	(0.65)	11.05	2.76	(1.16)	0.77	5.67
Less Dividends and Distributions:
Dividends (from net investment income)	(0.42)	(0.32)	(0.66)	(0.28)	(0.58)	(0.31)
Total Dividends and Distributions	(0.42)	(0.32)	(0.66)	(0.28)	(0.58)	(0.31)
Net Asset Value, End of Period	$42.46	$43.53	$32.80	$30.70	$32.14	$31.95
Total Return*	(1.49)%	33.78%	8.93%	(3.51)%	2.40%	21.62%
Net Assets, End of Period (in thousands)	$516,999	$534,168	$411,807	$444,252	$532,840	$605,692
Average Net Assets for the Period (in thousands)	$533,950	$511,140	$422,347	$462,499	$589,204	$580,342
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.04%	1.05%	0.98%	0.88%	0.77%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.03%	1.05%	0.97%	0.87%	0.77%	0.69%
Ratio of Net Investment Income/(Loss)	0.98%	1.19%	0.88%	2.03%	1.32%	1.65%
Portfolio Turnover Rate	10%	27%	18%	22%	23%	39%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Overseas Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Janus Investment Fund	19

Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles ("US GAAP").

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets

20	MARCH 31, 2022

Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company

Janus Investment Fund	21

Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Other Investments and Strategies

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States.

22	MARCH 31, 2022

Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Janus Investment Fund	23

Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.

There were no securities on loan as of March 31, 2022.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.

The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.

24	MARCH 31, 2022

Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the MSCI All Country World ex-USA IndexSM.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±7.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2022, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.75%.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees (if applicable), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.82% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing January 28, 2022. The previous expense limit (for at least a one-year period commencing on January 28, 2021) was 0.87%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

Janus Investment Fund	25

Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser

26	MARCH 31, 2022

Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $687.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended March 31, 2022.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption

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Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended March 31, 2022.

As of March 31, 2022, shares of the Fund were owned by affiliates of Janus Henderson Investors, and/or other funds advised by Janus Henderson, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	38	2
Class R Shares	-	-
Class S Shares	-	-
Class T Shares	-	-

In addition, other shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with US GAAP).

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended September 30, 2021
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(108,376,090)	$(1,406,175,583)	$(1,514,551,673)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddle deferrals, and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,552,174,712	$427,980,334	$(102,897,224)	$ 325,083,110

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Janus Henderson Overseas Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	23,869	$ 1,043,003	102,005	$ 4,230,884
Reinvested dividends and distributions	3,517	148,824	2,396	94,728
Shares repurchased	(33,365)	(1,473,824)	(83,593)	(3,402,950)
Net Increase/(Decrease)	(5,979)	$ (281,997)	20,808	$ 922,662
Class C Shares:
Shares sold	12,376	$ 533,353	8,149	$ 348,407
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(3,999)	(175,467)	(59,908)	(2,426,427)
Net Increase/(Decrease)	8,377	$ 357,886	(51,759)	$ (2,078,020)
Class D Shares:
Shares sold	189,686	$ 8,284,728	498,097	$ 20,658,885
Reinvested dividends and distributions	169,001	7,069,316	143,831	5,620,916
Shares repurchased	(775,951)	(33,765,198)	(1,401,589)	(57,326,578)
Net Increase/(Decrease)	(417,264)	$ (18,411,154)	(759,661)	$ (31,046,777)
Class I Shares:
Shares sold	3,753,385	$164,921,329	6,251,378	$273,610,269
Reinvested dividends and distributions	99,055	4,156,347	13,025	511,118
Shares repurchased	(960,719)	(41,584,812)	(467,402)	(19,467,708)
Net Increase/(Decrease)	2,891,721	$127,492,864	5,797,001	$254,653,679
Class N Shares:
Shares sold	574,548	$ 25,595,506	797,738	$ 33,711,854
Reinvested dividends and distributions	18,317	764,172	7,295	284,437
Shares repurchased	(183,330)	(7,913,424)	(122,302)	(5,094,194)
Net Increase/(Decrease)	409,535	$ 18,446,254	682,731	$ 28,902,097
Class R Shares:
Shares sold	50,647	$ 2,187,206	83,917	$ 3,412,821
Reinvested dividends and distributions	2,475	103,109	1,977	76,958
Shares repurchased	(67,756)	(2,927,977)	(180,713)	(7,354,780)
Net Increase/(Decrease)	(14,634)	$ (637,662)	(94,819)	$ (3,865,001)
Class S Shares:
Shares sold	219,765	$ 9,597,781	397,104	$ 16,471,575
Reinvested dividends and distributions	21,616	906,569	17,602	689,820
Shares repurchased	(264,575)	(11,503,487)	(710,004)	(28,399,855)
Net Increase/(Decrease)	(23,194)	$ (999,137)	(295,298)	$ (11,238,460)
Class T Shares:
Shares sold	572,408	$ 24,924,196	1,432,727	$ 58,299,796
Reinvested dividends and distributions	118,113	4,948,931	97,849	3,830,788
Shares repurchased	(784,690)	(34,152,834)	(1,812,827)	(73,884,631)
Net Increase/(Decrease)	(94,169)	$ (4,279,707)	(282,251)	$ (11,754,047)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$287,690,260	$ 174,227,354	$ -	$ -

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Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Overseas Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

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Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

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Janus Henderson Overseas Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

Janus Investment Fund	33

Janus Henderson Overseas Fund

Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

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Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Overseas Fund

Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

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Janus Henderson Overseas Fund

Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

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Janus Henderson Overseas Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

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Janus Henderson Overseas Fund

Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

Janus Investment Fund	39

Janus Henderson Overseas Fund

Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

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Janus Henderson Overseas Fund

Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	41

Janus Henderson Overseas Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Janus Henderson Overseas Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

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Janus Henderson Overseas Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

44	MARCH 31, 2022

Janus Henderson Overseas Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93050 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Research Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Research Fund

FUND SNAPSHOT

By investing in the best ideas from each global research sector team, this U.S. large-cap growth fund seeks long-term growth of capital with volatility similar to its peers. Our analysts identify industry-leading companies with brand power, enduring business models and strong competitive positioning.

Team-Based Approach Led by Matthew Peron, Director of Research

Janus Henderson Research Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
NVIDIA Corp	5.27%	0.61%	Apple Inc	5.48%	-1.18%
Liberty Media Corp-Liberty Formula One	1.07%	0.30%	Caesars Entertainment Inc	0.96%	-0.37%
EOG Resources Inc	0.39%	0.17%	Wayfair Inc - Class A	0.51%	-0.37%
United Parcel Service Inc	1.73%	0.16%	Roku Inc	0.43%	-0.36%
Procter & Gamble Co	1.63%	0.16%	Avalara Inc	0.58%	-0.33%

	4 Top Contributors - Sectors*
		Relative	Fund	Russell 1000 Growth Index
		Contribution	Average Weight	Average Weight
	Financials	0.97%	8.44%	8.13%
	Healthcare	0.62%	8.98%	8.66%
	Other**	0.04%	0.20%	0.00%
	Energy	0.04%	0.47%	0.39%

	4 Top Detractors - Sectors*
		Relative	Fund	Russell 1000 Growth Index
		Contribution	Average Weight	Average Weight
	Technology	-2.34%	39.76%	40.32%
	Industrials	-1.47%	9.65%	10.00%
	Consumer	-1.43%	18.77%	18.92%
	Communications	-0.73%	13.73%	13.57%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	The sectors listed above reflect those covered by the six analyst teams who comprise the Janus Henderson Research Team.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Research Fund (unaudited)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	10.8%
Amazon.com Inc
Internet & Direct Marketing Retail	7.3%
Alphabet Inc - Class C
Interactive Media & Services	6.9%
Apple Inc
Technology Hardware, Storage & Peripherals	6.2%
NVIDIA Corp
Semiconductor & Semiconductor Equipment	5.8%
37.0%

Asset Allocation - (% of Net Assets)
Common Stocks	99.9%
Investments Purchased with Cash Collateral from Securities Lending	0.3%
Investment Companies	0.2%
Preferred Stocks	0.0%
Other	(0.4)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Research Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	-3.14%	7.04%	16.73%	14.56%	11.71%	0.86%	0.86%
Class A Shares at MOP	-8.70%	0.89%	15.36%	13.88%	11.48%
Class C Shares at NAV	-3.46%	6.28%	15.93%	13.76%	10.94%	1.63%	1.63%
Class C Shares at CDSC	-4.29%	5.36%	15.93%	13.76%	10.94%
Class D Shares	-3.03%	7.26%	16.97%	14.80%	11.95%	0.66%	0.66%
Class I Shares	-3.00%	7.31%	17.03%	14.88%	11.99%	0.61%	0.61%
Class N Shares	-2.97%	7.39%	17.12%	14.97%	12.00%	0.54%	0.54%
Class R Shares	-3.34%	6.57%	16.22%	14.14%	11.42%	1.36%	1.31%
Class S Shares	-3.22%	6.84%	16.54%	14.40%	11.56%	1.05%	1.05%
Class T Shares	-3.09%	7.13%	16.85%	14.70%	11.91%	0.79%	0.79%
Russell 1000 Growth Index	1.54%	14.98%	20.88%	17.04%	10.87%
S&P 500 Index	5.92%	15.65%	15.99%	14.64%	10.52%
Morningstar Quartile - Class T Shares	-	3rd	3rd	2nd	1st
Morningstar Ranking - based on total returns for Large Growth Funds	-	631/1,252	736/1,126	555/1,024	37/362

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on January 28, 2022.

Janus Investment Fund	3

Janus Henderson Research Fund (unaudited)

Performance

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund's Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

Class R Shares commenced operations on January 27, 2017. Performance shown for periods prior to January 27, 2017, reflects the historical performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund's commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund's prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – May 3, 1993

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

4	MARCH 31, 2022

Janus Henderson Research Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$968.60	$4.17	$1,000.00	$1,020.69	$4.28	0.85%
Class C Shares	$1,000.00	$965.40	$7.60	$1,000.00	$1,017.20	$7.80	1.55%
Class D Shares	$1,000.00	$969.70	$3.19	$1,000.00	$1,021.69	$3.28	0.65%
Class I Shares	$1,000.00	$970.00	$3.00	$1,000.00	$1,021.89	$3.07	0.61%
Class N Shares	$1,000.00	$970.30	$2.60	$1,000.00	$1,022.29	$2.67	0.53%
Class R Shares	$1,000.00	$966.60	$6.32	$1,000.00	$1,018.50	$6.49	1.29%
Class S Shares	$1,000.00	$967.80	$5.15	$1,000.00	$1,019.70	$5.29	1.05%
Class T Shares	$1,000.00	$969.10	$3.68	$1,000.00	$1,021.19	$3.78	0.75%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Research Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 99.9%
Aerospace & Defense – 1.6%
Howmet Aerospace Inc	4,189,073	$150,555,284
Teledyne Technologies Inc*	319,137	150,833,720
		301,389,004
Air Freight & Logistics – 1.9%
United Parcel Service Inc	1,681,685	360,654,165
Auto Components – 0.4%
Aptiv PLC*	572,363	68,517,575
Automobiles – 0.4%
Rivian Automotive Inc - Class A*,#	1,492,928	75,004,703
Beverages – 1.4%
Constellation Brands Inc	1,138,052	262,116,137
Biotechnology – 2.8%
AbbVie Inc	2,103,074	340,929,326
Biohaven Pharmaceutical Holding Co Ltd*	234,600	27,816,522
Sarepta Therapeutics Inc*	957,677	74,813,727
Vertex Pharmaceuticals Inc*	331,366	86,476,585
		530,036,160
Capital Markets – 1.0%
Blackstone Group Inc	1,090,047	138,370,566
LPL Financial Holdings Inc	242,319	44,266,835
		182,637,401
Chemicals – 0.8%
Sherwin-Williams Co	623,285	155,584,402
Commercial Services & Supplies – 0.7%
Copart Inc*	1,099,970	138,013,236
Diversified Financial Services – 0.5%
Apollo Global Management Inc	1,432,056	88,773,151
Entertainment – 1.4%
Liberty Media Corp-Liberty Formula One*	3,020,050	210,920,292
Netflix Inc*	130,901	49,034,206
		259,954,498
Equity Real Estate Investment Trusts (REITs) – 0.8%
American Tower Corp	613,588	154,145,577
Health Care Equipment & Supplies – 3.1%
Align Technology Inc*	401,345	174,986,420
Danaher Corp	199,750	58,592,668
DexCom Inc*	112,469	57,539,140
Edwards Lifesciences Corp*	1,496,569	176,176,103
Intuitive Surgical Inc*	440,168	132,789,882
		600,084,213
Health Care Providers & Services – 0.6%
UnitedHealth Group Inc	239,772	122,276,527
Hotels, Restaurants & Leisure – 1.6%
Aramark	3,524,504	132,521,350
Caesars Entertainment Inc*	2,351,439	181,907,321
		314,428,671
Household Durables – 0.8%
Garmin Ltd	1,295,968	153,714,764
Household Products – 1.4%
Procter & Gamble Co	1,709,944	261,279,443
Industrial Conglomerates – 0.7%
Honeywell International Inc	652,089	126,883,478
Information Technology Services – 7.7%
Fidelity National Information Services Inc	1,032,673	103,701,023
Global Payments Inc	520,641	71,244,514
Mastercard Inc	1,527,042	545,734,270
Okta Inc*	591,872	89,348,997
Snowflake Inc - Class A*	665,894	152,576,292

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson Research Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Information Technology Services– (continued)
Visa Inc	2,288,521	$507,525,302
		1,470,130,398
Insurance – 0.5%
Aon PLC - Class A	299,203	97,429,473
Interactive Media & Services – 10.3%
Alphabet Inc - Class C*	467,946	1,306,968,499
Facebook Inc*	2,552,130	567,491,627
Match Group Inc*	738,283	80,280,893
		1,954,741,019
Internet & Direct Marketing Retail – 9.4%
Amazon.com Inc*	426,832	1,391,450,978
Booking Holdings Inc*	146,888	344,959,124
Wayfair Inc - Class A*	399,601	44,267,799
		1,780,677,901
Life Sciences Tools & Services – 0.8%
Illumina Inc*	194,554	67,977,168
Thermo Fisher Scientific Inc	130,749	77,226,897
		145,204,065
Machinery – 1.6%
Deere & Co	421,370	175,062,380
Ingersoll Rand Inc	2,460,643	123,893,375
		298,955,755
Oil, Gas & Consumable Fuels – 0.6%
EOG Resources Inc	935,576	111,548,726
Pharmaceuticals – 2.1%
AstraZeneca PLC (ADR)	3,017,571	200,185,660
Eli Lilly & Co	447,546	128,163,748
Horizon Therapeutics PLC*	606,950	63,857,210
		392,206,618
Professional Services – 0.9%
CoStar Group Inc*	2,674,406	178,142,184
Road & Rail – 1.7%
JB Hunt Transport Services Inc	790,100	158,644,179
Uber Technologies Inc*	4,513,378	161,037,327
		319,681,506
Semiconductor & Semiconductor Equipment – 12.0%
Advanced Micro Devices Inc*	2,973,627	325,136,376
ASML Holding NV	381,627	254,900,122
Lam Research Corp	455,609	244,939,955
Marvell Technology Inc	2,185,273	156,705,927
NVIDIA Corp	4,017,056	1,096,093,900
Teradyne Inc	827,149	97,793,826
Texas Instruments Inc	555,193	101,866,812
		2,277,436,918
Software – 19.7%
Adobe Inc*	272,289	124,060,314
Atlassian Corp PLC - Class A*	976,163	286,825,974
Autodesk Inc*	296,685	63,594,430
Avalara Inc*	950,832	94,617,292
Cadence Design Systems Inc*	686,053	112,828,276
Microsoft Corp	6,634,900	2,045,606,019
ServiceNow Inc*	275,533	153,441,572
Synopsys Inc*	400,235	133,386,318
Tyler Technologies Inc*	360,055	160,184,869
Workday Inc - Class A*	1,181,291	282,871,943
Zendesk Inc*	2,430,473	292,361,597
		3,749,778,604

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Research Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Specialty Retail – 1.1%
Burlington Stores Inc*	847,411	$154,372,862
Olaplex Holdings Inc*	3,475,713	54,325,394
		208,698,256
Technology Hardware, Storage & Peripherals – 6.2%
Apple Inc	6,780,581	1,183,957,248
Textiles, Apparel & Luxury Goods – 2.1%
Deckers Outdoor Corp*	587,490	160,837,137
NIKE Inc - Class B	1,788,857	240,708,598
		401,545,735
Trading Companies & Distributors – 0.8%
Ferguson PLC	1,184,898	160,808,000
Wireless Telecommunication Services – 0.5%
T-Mobile US Inc*	730,348	93,740,166
Total Common Stocks (cost $10,577,303,257)		18,980,175,677
Preferred Stocks– 0%
Health Care Equipment & Supplies – 0%
MedicaMetrix Inc PP*,¢,£,§((cost $3,000,000)	2,727,273	3
Investment Companies– 0.2%
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $28,462,874)	28,460,028	28,462,874
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	47,654,171	47,654,171
Time Deposits – 0.1%
Royal Bank of Canada, 0.2900%, 4/1/22	$11,913,543	11,913,543
Total Investments Purchased with Cash Collateral from Securities Lending (cost $59,567,714)		59,567,714
Total Investments (total cost $10,668,333,845) – 100.4%		19,068,206,268
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(70,702,878)
Net Assets – 100%		$18,997,503,390

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$18,326,294,512	96.1%
Australia	286,825,974	1.5
Netherlands	254,900,122	1.3
United Kingdom	200,185,660	1.1

Total	$19,068,206,268	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Research Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/22
Preferred Stocks - 0.0%
Health Care Equipment & Supplies - 0.0%
MedicaMetrix Inc PP*,¢,§	$-	$-	$(2,999,997)	$3
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	15,237	-	-	28,462,874
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	165,941∆	-	-	47,654,171
Total Affiliated Investments - 0.4%	$181,178	$-	$(2,999,997)	$76,117,048

(1) For securities that were affiliated for a portion of the period ended March 31, 2022, this column reflects amounts for the entire period ended March 31, 2022 and not just the period in which the security was affiliated.

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Preferred Stocks - 0.0%
Health Care Equipment & Supplies - 0.0%
MedicaMetrix Inc PP*,¢,§	3,000,000	-	-	3
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	-	769,487,934	(741,025,060)	28,462,874
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	1,570,800	435,617,744	(389,534,373)	47,654,171

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Research Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 1000® Growth Index	Russell 1000® Growth Index reflects the performance of U.S. large-cap equities with higher price-to-book ratios and higher forecasted growth values.
S&P 500® Index	S&P 500® Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2022.
#	Loaned security; a portion of the security is on loan at March 31, 2022.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2022 is $3, which represents 0.0% of net assets.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2022)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
MedicaMetrix Inc PP	1/26/21	$3,000,000	$3	0.0%

The Fund has registration rights for certain restricted securities held as of March 31, 2022. The issuer incurs all registration costs.

10	MARCH 31, 2022

Janus Henderson Research Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Trading Companies & Distributors	$-	$160,808,000	$-
All Other	18,819,367,677	-	-
Preferred Stocks	-	-	3
Investment Companies	-	28,462,874	-
Investments Purchased with Cash Collateral from Securities Lending	-	59,567,714	-
Total Assets	$18,819,367,677	$248,838,588	$3

Janus Investment Fund	11

Janus Henderson Research Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Assets:
Unaffiliated investments, at value (cost $10,589,216,800)(1)	$18,992,089,220
Affiliated investments, at value (cost $79,117,045)	76,117,048
Non-interested Trustees' deferred compensation	521,715
Receivables:
Fund shares sold	7,489,681
Dividends	2,771,833
Foreign tax reclaims	198,205
Dividends from affiliates	4,684
Other assets	289,329
Total Assets	19,079,481,715
Liabilities:
Due to custodian	522
Collateral for securities loaned (Note 2)	59,567,714
Payables:	—
Fund shares repurchased	10,553,876
Advisory fees	7,775,738
Transfer agent fees and expenses	2,391,288
Non-interested Trustees' deferred compensation fees	521,715
Non-interested Trustees' fees and expenses	73,110
Affiliated fund administration fees payable	38,777
Professional fees	35,117
12b-1 Distribution and shareholder servicing fees	28,936
Custodian fees	22,878
Accrued expenses and other payables	968,654
Total Liabilities	81,978,325
Net Assets	$18,997,503,390

See Notes to Financial Statements.

12	MARCH 31, 2022

Janus Henderson Research Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$10,449,972,864
Total distributable earnings (loss)	8,547,530,526
Total Net Assets	$18,997,503,390
Net Assets - Class A Shares	$51,368,682
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	853,382
Net Asset Value Per Share(2)	$60.19
Maximum Offering Price Per Share(3)	$63.86
Net Assets - Class C Shares	$13,849,075
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	257,474
Net Asset Value Per Share(2)	$53.79
Net Assets - Class D Shares	$13,829,840,547
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	226,855,279
Net Asset Value Per Share	$60.96
Net Assets - Class I Shares	$417,971,642
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,869,107
Net Asset Value Per Share	$60.85
Net Assets - Class N Shares	$394,168,377
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,471,370
Net Asset Value Per Share	$60.91
Net Assets - Class R Shares	$3,976,616
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	66,911
Net Asset Value Per Share	$59.43
Net Assets - Class S Shares	$27,876,359
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	474,473
Net Asset Value Per Share	$58.75
Net Assets - Class T Shares	$4,258,452,092
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	69,919,721
Net Asset Value Per Share	$60.90

(1) Includes $56,253,527 of securities on loan. See Note 2 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Research Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Dividends	$61,890,956
Affiliated securities lending income, net	165,941
Dividends from affiliates	15,237
Unaffiliated securities lending income, net	3,040
Other income	29
Foreign tax withheld	(312,461)
Total Investment Income	61,762,742
Expenses:
Advisory fees	52,080,197
12b-1 Distribution and shareholder servicing fees:
Class A Shares	68,094
Class C Shares	69,844
Class R Shares	10,441
Class S Shares	36,424
Transfer agent administrative fees and expenses:
Class D Shares	8,178,039
Class R Shares	5,333
Class S Shares	36,492
Class T Shares	5,683,863
Transfer agent networking and omnibus fees:
Class A Shares	16,739
Class C Shares	5,704
Class I Shares	179,015
Other transfer agent fees and expenses:
Class A Shares	1,688
Class C Shares	379
Class D Shares	586,503
Class I Shares	9,675
Class N Shares	7,231
Class R Shares	29
Class S Shares	2,437
Class T Shares	16,519
Shareholder reports expense	404,241
Affiliated fund administration fees	252,464
Non-interested Trustees’ fees and expenses	177,264
Registration fees	110,610
Professional fees	63,596
Custodian fees	56,090
Other expenses	549,712
Total Expenses	68,608,623
Less: Excess Expense Reimbursement and Waivers	(600,949)
Net Expenses	68,007,674
Net Investment Income/(Loss)	(6,244,932)

See Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson Research Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$346,993,838
Total Net Realized Gain/(Loss) on Investments	346,993,838
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(921,373,065)
Investments in affiliates	(2,999,997)
Total Change in Unrealized Net Appreciation/Depreciation	(924,373,062)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(583,624,156)

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Research Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$(6,244,932)	$(7,549,955)
Net realized gain/(loss) on investments	346,993,838	2,429,556,331
Change in unrealized net appreciation/depreciation	(924,373,062)	1,480,355,402
Net Increase/(Decrease) in Net Assets Resulting from Operations	(583,624,156)	3,902,361,778
Dividends and Distributions to Shareholders:
Class A Shares	(6,911,925)	(1,133,031)
Class C Shares	(2,088,374)	(562,873)
Class D Shares	(1,802,485,719)	(398,705,851)
Class I Shares	(55,752,162)	(12,258,273)
Class N Shares	(53,166,280)	(12,695,033)
Class R Shares	(537,126)	(132,542)
Class S Shares	(3,541,069)	(840,310)
Class T Shares	(562,781,567)	(121,681,672)
Net Decrease from Dividends and Distributions to Shareholders	(2,487,264,222)	(548,009,585)
Capital Share Transactions:
Class A Shares	6,270,783	9,926,159
Class C Shares	488,777	(5,488,086)
Class D Shares	1,340,381,578	(355,951,384)
Class I Shares	37,977,676	(8,686,429)
Class N Shares	26,275,947	(36,562,362)
Class R Shares	435,034	(772,746)
Class S Shares	1,062,023	(650,692)
Class T Shares	376,665,924	(117,902,220)
Net Increase/(Decrease) from Capital Share Transactions	1,789,557,742	(516,087,760)
Net Increase/(Decrease) in Net Assets	(1,281,330,636)	2,838,264,433
Net Assets:
Beginning of period	20,278,834,026	17,440,569,593
End of period	$18,997,503,390	$20,278,834,026

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson Research Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$70.69	$59.31	$49.56	$53.33	$45.29	$42.31
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.08)	(0.15)	0.06	0.14	0.08	0.13
Net realized and unrealized gain/(loss)	(1.57)	13.37	14.75	0.50	10.25	6.50
Total from Investment Operations	(1.65)	13.22	14.81	0.64	10.33	6.63
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.13)	(0.06)	(0.03)	(0.01)
Distributions (from capital gains)	(8.85)	(1.84)	(4.93)	(4.35)	(2.26)	(3.64)
Total Dividends and Distributions	(8.85)	(1.84)	(5.06)	(4.41)	(2.29)	(3.65)
Net Asset Value, End of Period	$60.19	$70.69	$59.31	$49.56	$53.33	$45.29
Total Return*	(3.15)%	22.66%	32.14%	2.98%	23.56%	16.70%
Net Assets, End of Period (in thousands)	$51,369	$53,589	$36,300	$29,853	$28,474	$25,233
Average Net Assets for the Period (in thousands)	$54,625	$45,054	$31,223	$28,823	$26,135	$25,873
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.85%	0.86%	0.86%	0.89%	0.93%	0.93%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.86%	0.86%	0.89%	0.91%	0.92%
Ratio of Net Investment Income/(Loss)	(0.24)%	(0.22)%	0.12%	0.30%	0.17%	0.29%
Portfolio Turnover Rate	15%	31%	38%	41%	43%	46%

Class C Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$64.28	$54.45	$46.06	$50.18	$42.99	$40.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.28)	(0.53)	(0.27)	(0.18)	(0.23)	(0.16)
Net realized and unrealized gain/(loss)	(1.36)	12.20	13.59	0.41	9.68	6.19
Total from Investment Operations	(1.64)	11.67	13.32	0.23	9.45	6.03
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(8.85)	(1.84)	(4.93)	(4.35)	(2.26)	(3.64)
Total Dividends and Distributions	(8.85)	(1.84)	(4.93)	(4.35)	(2.26)	(3.64)
Net Asset Value, End of Period	$53.79	$64.28	$54.45	$46.06	$50.18	$42.99
Total Return*	(3.47)%	21.81%	31.20%	2.27%	22.73%	15.89%
Net Assets, End of Period (in thousands)	$13,849	$15,910	$18,502	$19,109	$27,515	$25,527
Average Net Assets for the Period (in thousands)	$15,234	$17,155	$18,763	$21,832	$26,463	$21,993
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.55%	1.54%	1.55%	1.58%	1.61%	1.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.55%	1.54%	1.55%	1.57%	1.58%	1.60%
Ratio of Net Investment Income/(Loss)	(0.94)%	(0.88)%	(0.57)%	(0.39)%	(0.50)%	(0.39)%
Portfolio Turnover Rate	15%	31%	38%	41%	43%	46%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Research Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$71.42	$59.86	$49.98	$53.74	$45.60	$42.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	(0.01)	0.17	0.24	0.19	0.22
Net realized and unrealized gain/(loss)	(1.60)	13.48	14.87	0.50	10.33	6.53
Total from Investment Operations	(1.61)	13.47	15.04	0.74	10.52	6.75
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.07)	(0.23)	(0.15)	(0.12)	(0.20)
Distributions (from capital gains)	(8.85)	(1.84)	(4.93)	(4.35)	(2.26)	(3.64)
Total Dividends and Distributions	(8.85)	(1.91)	(5.16)	(4.50)	(2.38)	(3.84)
Net Asset Value, End of Period	$60.96	$71.42	$59.86	$49.98	$53.74	$45.60
Total Return*	(3.06)%	22.89%	32.40%	3.20%	23.85%	16.90%
Net Assets, End of Period (in thousands)	$13,829,841	$14,715,777	$12,635,778	$10,221,640	$10,550,222	$9,078,354
Average Net Assets for the Period (in thousands)	$14,714,067	$14,113,628	$11,047,912	$9,901,606	$9,778,967	$5,277,885
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.65%	0.66%	0.66%	0.69%	0.72%	0.73%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.65%	0.66%	0.66%	0.68%	0.69%	0.73%
Ratio of Net Investment Income/(Loss)	(0.04)%	(0.02)%	0.32%	0.50%	0.39%	0.50%
Portfolio Turnover Rate	15%	31%	38%	41%	43%	46%

Class I Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$71.28	$59.74	$49.89	$53.67	$45.53	$42.65
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	—(2)	0.02	0.20	0.27	0.22	0.24
Net realized and unrealized gain/(loss)	(1.58)	13.46	14.84	0.48	10.32	6.53
Total from Investment Operations	(1.58)	13.48	15.04	0.75	10.54	6.77
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.10)	(0.26)	(0.18)	(0.14)	(0.25)
Distributions (from capital gains)	(8.85)	(1.84)	(4.93)	(4.35)	(2.26)	(3.64)
Total Dividends and Distributions	(8.85)	(1.94)	(5.19)	(4.53)	(2.40)	(3.89)
Net Asset Value, End of Period	$60.85	$71.28	$59.74	$49.89	$53.67	$45.53
Total Return*	(3.02)%	22.95%	32.47%	3.23%	23.94%	16.98%
Net Assets, End of Period (in thousands)	$417,972	$448,508	$383,533	$340,425	$387,130	$372,836
Average Net Assets for the Period (in thousands)	$447,429	$428,367	$349,367	$339,641	$382,642	$285,259
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.61%	0.61%	0.60%	0.63%	0.65%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.61%	0.61%	0.60%	0.62%	0.63%	0.65%
Ratio of Net Investment Income/(Loss)	—(3)	0.03%	0.38%	0.56%	0.45%	0.55%
Portfolio Turnover Rate	15%	31%	38%	41%	43%	46%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Less than 0.005%.

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson Research Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$71.32	$59.75	$49.90	$53.69	$45.54	$42.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.07	0.23	0.31	0.26	0.27
Net realized and unrealized gain/(loss)	(1.59)	13.47	14.85	0.47	10.31	6.54
Total from Investment Operations	(1.56)	13.54	15.08	0.78	10.57	6.81
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.13)	(0.30)	(0.22)	(0.16)	(0.30)
Distributions (from capital gains)	(8.85)	(1.84)	(4.93)	(4.35)	(2.26)	(3.64)
Total Dividends and Distributions	(8.85)	(1.97)	(5.23)	(4.57)	(2.42)	(3.94)
Net Asset Value, End of Period	$60.91	$71.32	$59.75	$49.90	$53.69	$45.54
Total Return*	(2.98)%	23.05%	32.57%	3.31%	24.02%	17.10%
Net Assets, End of Period (in thousands)	$394,168	$432,553	$394,953	$308,922	$311,140	$266,604
Average Net Assets for the Period (in thousands)	$428,187	$426,650	$350,927	$296,644	$278,339	$231,105
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.53%	0.54%	0.53%	0.55%	0.58%	0.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.53%	0.54%	0.53%	0.54%	0.56%	0.56%
Ratio of Net Investment Income/(Loss)	0.08%	0.11%	0.45%	0.64%	0.53%	0.63%
Portfolio Turnover Rate	15%	31%	38%	41%	43%	46%

Class R Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year or period ended September 30	2022	2021	2020	2019	2018	2017(2)
Net Asset Value, Beginning of Period	$70.04	$59.04	$49.46	$53.37	$45.47	$41.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.22)	(0.42)	(0.18)	(0.05)	(0.12)	(0.03)
Net realized and unrealized gain/(loss)	(1.54)	13.26	14.69	0.49	10.28	5.23
Total from Investment Operations	(1.76)	12.84	14.51	0.44	10.16	5.20
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	(0.04)
Distributions (from capital gains)	(8.85)	(1.84)	(4.93)	(4.35)	(2.26)	(1.47)
Total Dividends and Distributions	(8.85)	(1.84)	(4.93)	(4.35)	(2.26)	(1.51)
Net Asset Value, End of Period	$59.43	$70.04	$59.04	$49.46	$53.37	$45.47
Total Return*	(3.35)%	22.10%	31.48%	2.55%	23.06%	12.67%
Net Assets, End of Period (in thousands)	$3,977	$4,226	$4,269	$4,476	$5,021	$5,200
Average Net Assets for the Period (in thousands)	$4,278	$4,354	$4,322	$4,550	$4,931	$3,162
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.34%	1.34%	1.34%	1.30%	1.35%	1.35%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.29%	1.30%	1.34%	1.30%	1.33%	1.35%
Ratio of Net Investment Income/(Loss)	(0.68)%	(0.64)%	(0.36)%	(0.11)%	(0.25)%	(0.09)%
Portfolio Turnover Rate	15%	31%	38%	41%	43%	46%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Period from January 27, 2017 (inception date) through September 30, 2017.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Research Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$69.26	$58.25	$48.72	$52.52	$44.68	$41.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.14)	(0.26)	(0.03)	0.07	0.01	0.07
Net realized and unrealized gain/(loss)	(1.52)	13.11	14.49	0.48	10.10	6.41
Total from Investment Operations	(1.66)	12.85	14.46	0.55	10.11	6.48
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	(0.01)	(0.07)
Distributions (from capital gains)	(8.85)	(1.84)	(4.93)	(4.35)	(2.26)	(3.64)
Total Dividends and Distributions	(8.85)	(1.84)	(4.93)	(4.35)	(2.27)	(3.71)
Net Asset Value, End of Period	$58.75	$69.26	$58.25	$48.72	$52.52	$44.68
Total Return*	(3.24)%	22.43%	31.89%	2.82%	23.38%	16.53%
Net Assets, End of Period (in thousands)	$27,876	$30,909	$26,600	$33,835	$27,788	$27,354
Average Net Assets for the Period (in thousands)	$29,274	$29,786	$25,562	$28,972	$27,937	$13,782
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.06%	1.05%	1.03%	1.06%	1.08%	1.08%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.05%	1.04%	1.03%	1.05%	1.06%	1.07%
Ratio of Net Investment Income/(Loss)	(0.43)%	(0.39)%	(0.06)%	0.14%	0.03%	0.17%
Portfolio Turnover Rate	15%	31%	38%	41%	43%	46%

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$71.39	$59.86	$49.98	$53.74	$45.61	$42.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.05)	(0.08)	0.11	0.20	0.14	0.18
Net realized and unrealized gain/(loss)	(1.59)	13.48	14.89	0.49	10.33	6.54
Total from Investment Operations	(1.64)	13.40	15.00	0.69	10.47	6.72
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.03)	(0.19)	(0.10)	(0.08)	(0.14)
Distributions (from capital gains)	(8.85)	(1.84)	(4.93)	(4.35)	(2.26)	(3.64)
Total Dividends and Distributions	(8.85)	(1.87)	(5.12)	(4.45)	(2.34)	(3.78)
Net Asset Value, End of Period	$60.90	$71.39	$59.86	$49.98	$53.74	$45.61
Total Return*	(3.10)%	22.76%	32.27%	3.07%	23.74%	16.81%
Net Assets, End of Period (in thousands)	$4,258,452	$4,577,362	$3,940,635	$3,319,149	$3,481,882	$3,082,833
Average Net Assets for the Period (in thousands)	$4,559,582	$4,384,575	$3,505,134	$3,219,617	$3,264,878	$2,119,275
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.79%	0.78%	0.80%	0.83%	0.83%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.77%	0.76%	0.77%	0.79%	0.81%
Ratio of Net Investment Income/(Loss)	(0.14)%	(0.13)%	0.22%	0.41%	0.29%	0.42%
Portfolio Turnover Rate	15%	31%	38%	41%	43%	46%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	MARCH 31, 2022

Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct

Janus Investment Fund	21

Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

22	MARCH 31, 2022

Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2022.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Janus Investment Fund	23

Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States.

24	MARCH 31, 2022

Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

Janus Investment Fund	25

Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$56,253,527	$—	$(56,253,527)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

26	MARCH 31, 2022

Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $56,253,527. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2022 is $59,567,714, resulting in the net amount due to the counterparty of $3,314,187.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.

The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the Russell 1000® Growth Index.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±5.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different

Janus Investment Fund	27

Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended March 31, 2022, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.52%.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees (if applicable), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.68% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period ending January 28, 2022. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. Janus Services is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its

28	MARCH 31, 2022

Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities.

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Notes to Financial Statements (unaudited)

Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $3,008.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended March 31, 2022.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class C Shares paid CDSCs of $18.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

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Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2022, the Fund engaged in cross trades amounting to $14,703,630 in purchases and $5,645,466 in sales, resulting in a net realized gain of $38,631. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddle deferrals, and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 10,691,601,812	$8,806,683,214	$(430,078,758)	$ 8,376,604,456

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Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	95,294	$ 6,499,081	266,614	$ 17,903,311
Reinvested dividends and distributions	95,791	6,169,874	15,644	988,359
Shares repurchased	(95,799)	(6,398,172)	(136,203)	(8,965,511)
Net Increase/(Decrease)	95,286	$ 6,270,783	146,055	$ 9,926,159
Class C Shares:
Shares sold	7,520	$ 472,615	22,144	$ 1,342,818
Reinvested dividends and distributions	35,103	2,024,369	9,336	539,413
Shares repurchased	(32,645)	(2,008,207)	(123,771)	(7,370,317)
Net Increase/(Decrease)	9,978	$ 488,777	(92,291)	$ (5,488,086)
Class D Shares:
Shares sold	1,671,774	$ 110,626,746	3,326,107	$ 220,997,171
Reinvested dividends and distributions	26,529,686	1,729,735,563	6,022,078	383,787,030
Shares repurchased	(7,402,439)	(499,980,731)	(14,398,341)	(960,735,585)
Net Increase/(Decrease)	20,799,021	$1,340,381,578	(5,050,156)	$(355,951,384)
Class I Shares:
Shares sold	661,365	$ 44,118,337	1,377,299	$ 92,389,122
Reinvested dividends and distributions	795,671	51,774,306	176,530	11,225,532
Shares repurchased	(879,727)	(57,914,967)	(1,682,084)	(112,301,083)
Net Increase/(Decrease)	577,309	$ 37,977,676	(128,255)	$ (8,686,429)
Class N Shares:
Shares sold	294,357	$ 20,027,198	761,708	$ 51,177,439
Reinvested dividends and distributions	815,570	53,109,893	199,163	12,664,782
Shares repurchased	(703,434)	(46,861,144)	(1,505,622)	(100,404,583)
Net Increase/(Decrease)	406,493	$ 26,275,947	(544,751)	$ (36,562,362)
Class R Shares:
Shares sold	3,120	$ 222,512	9,957	$ 654,373
Reinvested dividends and distributions	8,356	532,028	2,094	131,597
Shares repurchased	(4,899)	(319,506)	(24,025)	(1,558,716)
Net Increase/(Decrease)	6,577	$ 435,034	(11,974)	$ (772,746)
Class S Shares:
Shares sold	53,161	$ 3,255,770	78,526	$ 5,126,028
Reinvested dividends and distributions	56,135	3,531,423	13,532	838,966
Shares repurchased	(81,081)	(5,725,170)	(102,443)	(6,615,686)
Net Increase/(Decrease)	28,215	$ 1,062,023	(10,385)	$ (650,692)
Class T Shares:
Shares sold	2,804,358	$ 191,284,561	4,517,826	$ 303,568,991
Reinvested dividends and distributions	8,407,226	547,814,842	1,861,188	118,687,931
Shares repurchased	(5,410,486)	(362,433,479)	(8,091,628)	(540,159,142)
Net Increase/(Decrease)	5,801,098	$ 376,665,924	(1,712,614)	$(117,902,220)

6. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$3,000,055,361	$3,746,643,226	$ -	$ -

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Janus Henderson Research Fund

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Research Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

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Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

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Janus Henderson Research Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

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Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

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Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

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Janus Henderson Research Fund

Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

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Janus Henderson Research Fund

Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

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Janus Henderson Research Fund

Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

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Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

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Janus Henderson Research Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

Janus Investment Fund	45

Janus Henderson Research Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

46	MARCH 31, 2022

Janus Henderson Research Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	47

Janus Henderson Research Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

48	MARCH 31, 2022

Janus Henderson Research Fund

Notes

NotesPage1

Janus Investment Fund	49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93053 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Triton Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Triton Fund

FUND SNAPSHOT

A moderately positioned, small-mid-cap growth fund seeking long-term growth of capital. The Fund invests in small-cap companies with differentiated business models and sustainable competitive advantages that are positioned to grow market share regardless of economic conditions.

Jonathan Coleman co-portfolio manager	Scott Stutzman co-portfolio manager

Janus Henderson Triton Fund (unaudited)(closed to certain new investors)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Crown Holdings Inc	2.96%	0.96%	LivePerson Inc	0.70%	-0.44%
LPL Financial Holdings Inc	2.34%	0.49%	Purple Innovation Inc	0.41%	-0.40%
ON Semiconductor Corp	1.59%	0.46%	NeoGenomics Inc	0.45%	-0.32%
Vonage Holdings Corp	1.04%	0.43%	Yext Inc	0.49%	-0.22%
Hostess Brands Inc	1.17%	0.39%	Wayfair Inc - Class A	0.35%	-0.21%

	5 Top Contributors - Sectors*
		Relative	Fund	Russell 2500 Growth Index
		Contribution	Average Weight	Average Weight
	Health Care	3.45%	23.99%	21.98%
	Materials	1.09%	6.93%	3.25%
	Consumer Staples	0.86%	3.92%	2.76%
	Information Technology	0.80%	27.89%	27.95%
	Financials	0.73%	7.68%	5.77%

	5 Top Detractors - Sectors*
		Relative	Fund	Russell 2500 Growth Index
		Contribution	Average Weight	Average Weight
	Energy	-0.91%	0.00%	2.23%
	Real Estate	-0.28%	0.71%	2.85%
	Utilities	-0.01%	0.54%	0.40%
	Industrials	0.01%	14.03%	15.05%
	Consumer Discretionary	0.09%	11.06%	15.42%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Janus Investment Fund	1

Janus Henderson Triton Fund (unaudited)(closed to certain new investors)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Crown Holdings Inc
Containers & Packaging	2.9%
Catalent Inc
Pharmaceuticals	2.7%
LPL Financial Holdings Inc
Capital Markets	2.6%
SS&C Technologies Holdings Inc
Software	2.1%
Terminix Global Holdings Inc
Diversified Consumer Services	2.1%
12.4%

Asset Allocation - (% of Net Assets)
Common Stocks	96.6%
Private Investment in Public Equity (PIPES)	1.9%
Investment Companies	1.0%
Investments Purchased with Cash Collateral from Securities Lending	0.8%
Preferred Stocks	0.6%
Warrants	0.0%
Other	(0.9)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Triton Fund (unaudited)(closed to certain new investors)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV(1)	-6.48%	-3.88%	12.14%	12.43%	12.21%	1.29%
Class A Shares at MOP(1)	-11.85%	-9.41%	10.82%	11.77%	11.82%
Class C Shares at NAV(1)	-6.74%	-4.39%	11.50%	11.73%	11.46%	1.73%
Class C Shares at CDSC(1)	-7.49%	-5.15%	11.50%	11.73%	11.46%
Class D Shares(1)	-6.33%	-3.57%	12.50%	12.79%	12.50%	0.78%
Class I Shares(1)	-6.32%	-3.54%	12.54%	12.84%	12.56%	0.75%
Class N Shares(1)	-6.30%	-3.46%	12.65%	12.94%	12.57%	0.66%
Class R Shares(1)	-6.65%	-4.17%	11.81%	12.11%	11.85%	1.41%
Class S Shares(1)	-6.53%	-3.95%	12.09%	12.39%	12.10%	1.16%
Class T Shares(1)	-6.39%	-3.67%	12.38%	12.68%	12.42%	0.91%
Russell 2500 Growth Index	-12.13%	-10.12%	13.22%	12.69%	10.32%
Russell 2000 Growth Index	-12.62%	-14.33%	10.33%	11.21%	9.06%
Morningstar Quartile - Class T Shares	-	2nd	3rd	2nd	1st
Morningstar Ranking - based on total returns for Small Growth Funds	-	133/626	354/587	213/536	12/454

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	3

Janus Henderson Triton Fund (unaudited)(closed to certain new investors)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund's Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – February 25, 2005

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

4	MARCH 31, 2022

Janus Henderson Triton Fund (unaudited)(closed to certain new investors)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$935.20	$5.40	$1,000.00	$1,019.35	$5.64	1.12%
Class C Shares	$1,000.00	$932.60	$8.00	$1,000.00	$1,016.65	$8.35	1.66%
Class D Shares	$1,000.00	$936.70	$3.81	$1,000.00	$1,020.99	$3.98	0.79%
Class I Shares	$1,000.00	$936.80	$3.67	$1,000.00	$1,021.14	$3.83	0.76%
Class N Shares	$1,000.00	$937.00	$3.19	$1,000.00	$1,021.64	$3.33	0.66%
Class R Shares	$1,000.00	$933.50	$6.75	$1,000.00	$1,017.95	$7.04	1.40%
Class S Shares	$1,000.00	$934.70	$5.60	$1,000.00	$1,019.15	$5.84	1.16%
Class T Shares	$1,000.00	$936.10	$4.34	$1,000.00	$1,020.44	$4.53	0.90%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 96.6%
Aerospace & Defense – 2.2%
Axon Enterprise Inc*	631,332	$86,953,356
Teledyne Technologies Inc*	259,420	122,609,675
		209,563,031
Auto Components – 1.5%
Fox Factory Holding Corp*	428,414	41,963,151
Quantumscape Corp*,#	1,293,635	25,859,764
Visteon Corp*	660,884	72,122,271
		139,945,186
Automobiles – 0.5%
Thor Industries Inc	639,064	50,294,337
Banks – 0.4%
MSD Acquisition Corp*,£	4,073,279	41,099,385
Biotechnology – 7.6%
Abcam PLC*	2,325,256	42,001,418
Arrowhead Pharmaceuticals Inc*	663,268	30,503,695
Ascendis Pharma A/S (ADR)*	308,481	36,203,330
Biohaven Pharmaceutical Holding Co Ltd*	312,187	37,016,013
Centessa Pharmacuticals PLC (ADR)*,#	1,578,408	14,158,320
Eagle Pharmaceuticals Inc/DE*,£	965,786	47,796,749
Fate Therapeutics Inc*	736,438	28,551,701
Global Blood Therapeutics Inc*	1,645,452	56,998,457
Ligand Pharmaceuticals Inc*,£	1,010,358	113,655,171
Mirati Therapeutics Inc*	381,887	31,398,749
Natera Inc*	496,856	20,212,102
Neurocrine Biosciences Inc*	1,149,748	107,788,875
PTC Therapeutics Inc*	444,655	16,590,078
Sarepta Therapeutics Inc*	1,022,134	79,849,108
Vaxcyte Inc*	2,004,508	48,408,868
		711,132,634
Building Products – 1.1%
Zurn Water Solutions Corp	2,980,086	105,495,044
Capital Markets – 3.5%
Cboe Global Markets Inc	742,604	84,968,750
LPL Financial Holdings Inc	1,329,032	242,787,566
		327,756,316
Chemicals – 1.5%
Sensient Technologies Corp£	1,741,994	146,240,396
Commercial Services & Supplies – 1.8%
Brady Corp	1,986,487	91,914,754
Cimpress PLC*	462,343	29,400,391
Driven Brands Holdings Inc*	1,943,156	51,066,140
		172,381,285
Construction Materials – 0.9%
Summit Materials Inc*	2,738,805	85,067,283
Containers & Packaging – 4.2%
Crown Holdings Inc	2,186,139	273,494,500
Sealed Air Corp	1,886,558	126,323,924
		399,818,424
Diversified Consumer Services – 2.9%
Frontdoor Inc*	1,264,590	37,748,012
Mister Car Wash Inc*	2,931,672	43,359,429
Terminix Global Holdings Inc*	4,266,728	194,690,799
		275,798,240
Diversified Financial Services – 0.8%
Clarivate Analytics PLC*	3,964,580	66,446,361
Kensington Capital Acquisition Corp*	943,535	9,444,785
		75,891,146

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Diversified Telecommunication Services – 0.2%
AST SpaceMobile Inc*,#	1,670,199	$16,668,586
Electrical Equipment – 2.4%
EnerSys	1,110,529	82,812,148
Regal Beloit Corp	629,458	93,650,761
Stem Inc*,#	1,489,935	16,404,184
Wallbox NV*	2,251,735	28,709,621
		221,576,714
Electronic Equipment, Instruments & Components – 2.3%
Itron Inc*	612,929	32,289,100
Mirion Technologies Inc*,#	2,406,926	19,423,893
National Instruments Corp	1,362,148	55,289,587
OSI Systems Inc*,£	1,280,610	109,005,523
		216,008,103
Equity Real Estate Investment Trusts (REITs) – 0.7%
Lamar Advertising Co	576,730	67,004,491
Food & Staples Retailing – 1.2%
Casey's General Stores Inc	349,658	69,291,726
Grocery Outlet Holding Corp*	1,232,726	40,408,758
		109,700,484
Food Products – 3.1%
Hostess Brands Inc*,£	5,823,832	127,774,874
Premium Brands Holdings Corp	791,107	69,218,698
Simply Good Foods Co*	2,423,669	91,978,239
		288,971,811
Health Care Equipment & Supplies – 7.4%
Glaukos Corp*	1,313,779	75,962,702
Globus Medical Inc*	1,800,248	132,822,297
ICU Medical Inc*	458,201	102,013,871
Integra LifeSciences Holdings Corp*	2,294,812	147,464,619
iRhythm Technologies Inc*	433,241	68,222,460
Ortho Clinical Diagnostics Holdings PLC*	3,874,319	72,294,793
STERIS PLC	420,583	101,684,352
		700,465,094
Health Care Providers & Services – 3.1%
Agiliti Inc*	5,258,127	110,946,480
Chemed Corp	225,574	114,264,510
HealthEquity Inc*	969,272	65,367,704
		290,578,694
Hotels, Restaurants & Leisure – 1.3%
Churchill Downs Inc	238,400	52,872,352
Wendy's Co	3,223,186	70,813,396
		123,685,748
Household Durables – 1.2%
Helen of Troy Ltd*	444,945	87,138,029
Purple Innovation Inc*,£	5,261,797	30,781,512
		117,919,541
Independent Power and Renewable Electricity Producers – 0.6%
NRG Energy Inc	1,474,565	56,564,313
Industrial Conglomerates – 1.1%
Carlisle Cos Inc	422,174	103,821,030
Information Technology Services – 6.3%
Broadridge Financial Solutions Inc	676,267	105,301,535
Euronet Worldwide Inc*	993,418	129,293,353
LiveRamp Holdings Inc*	2,400,301	89,747,254
MAXIMUS Inc	1,277,117	95,719,919
Switch Inc	2,403,707	74,082,250
WEX Inc*	539,247	96,228,627
		590,372,938

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Insurance – 0.9%
Selective Insurance Group Inc	929,709	$83,078,796
Internet & Direct Marketing Retail – 0.7%
Etsy Inc*	349,344	43,416,472
Wayfair Inc - Class A*,#	200,921	22,258,028
		65,674,500
Life Sciences Tools & Services – 2.4%
Bio-Techne Corp	150,908	65,349,200
Bruker Corp	1,030,721	66,275,360
NeoGenomics Inc*	1,601,732	19,461,044
PerkinElmer Inc	405,139	70,680,550
		221,766,154
Machinery – 3.0%
Donaldson Co Inc	1,172,227	60,873,748
Gates Industrial Corp PLC*	5,649,021	85,074,256
ITT Inc	834,656	62,774,478
Nordson Corp	293,953	66,750,847
Xos Inc*,#	2,033,906	6,081,379
		281,554,708
Media – 0.7%
Cable One Inc#	42,564	62,323,911
Pharmaceuticals – 3.4%
Catalent Inc*	2,293,926	254,396,393
Horizon Therapeutics PLC*	616,381	64,849,445
		319,245,838
Professional Services – 2.3%
Alight Inc - Class A*	9,347,367	93,006,302
TriNet Group Inc*,#	1,245,601	122,517,314
		215,523,616
Road & Rail – 0.9%
Saia Inc*	347,673	84,769,631
Semiconductor & Semiconductor Equipment – 4.0%
Brooks Automation Inc	790,150	65,487,632
Entegris Inc	695,716	91,319,682
ON Semiconductor Corp*	2,287,552	143,223,631
SMART Global Holdings Inc*,#	1,056,991	27,302,078
Wolfspeed Inc*	404,748	46,084,607
		373,417,630
Software – 13.7%
Altair Engineering Inc*	1,002,619	64,568,664
Aspen Technology Inc*	484,826	80,175,676
Avalara Inc*	625,022	62,195,939
Blackbaud Inc*	1,986,409	118,926,307
Ceridian HCM Holding Inc*	441,498	30,180,803
Clearwater Analytics Holdings Inc - Class A*	582,586	12,234,306
Consensus Cloud Solutions Inc*	512,150	30,795,580
Dynatrace Inc*	1,901,578	89,564,324
Envestnet Inc*	1,280,378	95,311,338
j2 Global Inc*	1,536,453	148,697,921
LivePerson Inc*	2,064,673	50,419,315
Nice Ltd (ADR)*	254,734	55,786,746
Pagerduty Inc*	2,817,109	96,316,957
SS&C Technologies Holdings Inc	2,687,634	201,626,303
Zendesk Inc*	1,309,933	157,571,841
		1,294,372,020
Specialty Retail – 2.3%
Leslie's Inc*	3,886,290	75,238,574
National Vision Holdings Inc*	1,962,464	85,504,557

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Specialty Retail– (continued)
Williams-Sonoma Inc	406,083	$58,882,035
		219,625,166
Technology Hardware, Storage & Peripherals – 0.6%
NCR Corp*	1,315,852	52,884,092
Thrifts & Mortgage Finance – 1.9%
LendingTree Inc*	429,087	51,348,841
Walker & Dunlop Inc	1,002,843	129,787,941
		181,136,782
Total Common Stocks (cost $5,722,672,019)		9,099,193,098
Private Investment in Public Equity (PIPES)– 1.9%
Capital Markets – 0.6%
P3 Health Partners Inc*,§	6,493,848	50,781,891
Diversified Financial Services – 1.3%
GS Acquisition Holdings Corp*,§	9,458,407	76,329,345
SomaLogic Holdings Inc*,§	2,827,494	22,676,502
Wallbox BV*,£,§	1,355,820	17,286,705
Xos Inc*,§	3,032,434	9,066,978
		125,359,530
Total Private Investment in Public Equity (PIPES) (cost $232,792,800)		176,141,421
Preferred Stocks– 0.6%
Professional Services – 0.3%
IntelyCare Inc PP*,¢,§	1,023,958	25,081,954
Software – 0.3%
Loadsmart Inc PP - Series A*,¢,§	377,303	7,168,757
Loadsmart Inc PP - Series D*,¢,§	1,075,313	21,506,260
		28,675,017
Total Preferred Stocks (cost $53,756,971)		53,756,971
Warrants– 0%
Electrical Equipment – 0%
Wallbox NV - Class A, expires 12/31/26*((cost $985,354)	665,780	2,200,403
Investment Companies– 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $94,879,604)	94,870,117	94,879,604
Investments Purchased with Cash Collateral from Securities Lending– 0.8%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	60,570,146	60,570,146
Time Deposits – 0.2%
Royal Bank of Canada, 0.2900%, 4/1/22	$15,142,537	15,142,537
Total Investments Purchased with Cash Collateral from Securities Lending (cost $75,712,683)		75,712,683
Total Investments (total cost $6,180,799,431) – 100.9%		9,501,884,180
Liabilities, net of Cash, Receivables and Other Assets – (0.9)%		(88,476,484)
Net Assets – 100%		$9,413,407,696

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2022

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$9,267,763,964	97.5%
Canada	69,218,698	0.7
Israel	55,786,746	0.6
United Kingdom	42,001,418	0.5
Denmark	36,203,330	0.4
Spain	30,910,024	0.3

Total	$9,501,884,180	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2022

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/22
Common Stocks - 3.6%
Banks - 0.4%
MSD Acquisition Corp*	$-	$-	$325,862	$41,099,385
Biotechnology - 1.7%
Eagle Pharmaceuticals Inc/DE*	-	-	(6,074,794)	47,796,749
Ligand Pharmaceuticals Inc*	-	1,429,763	(27,744,960)	113,655,171
Total Biotechnology	$-	$1,429,763	$(33,819,754)	$161,451,920
Chemicals - N/A
Sensient Technologies Corpš	1,776,117	19,755,579	(31,096,416)	N/A
Diversified Financial Services - N/A
Kensington Capital Acquisition Corp	-	-	3,821,581	-
Electronic Equipment, Instruments & Components - 1.2%
OSI Systems Inc*	-	-	(12,396,305)	109,005,523
Food Products - N/A
Hostess Brands Inc*,š	-	2,776,918	25,781,469	N/A
Household Durables - 0.3%
Purple Innovation Inc*	-	-	(54,672,027)	30,781,512
Total Common Stocks	$1,776,117	$23,962,260	$(102,055,590)	$342,338,340
Private Investment in Public Equity (PIPES) - N/A
Diversified Financial Services - N/A
Wallbox BV*,§,š	-	-	6,060,515	N/A
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	26,847	437	(437)	94,879,604
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	244,180∆	-	-	60,570,146
Total Affiliated Investments - 5.2%	$2,047,144	$23,962,697	$(95,995,512)	$497,788,090

(1) For securities that were affiliated for a portion of the period ended March 31, 2022, this column reflects amounts for the entire period ended March 31, 2022 and not just the period in which the security was affiliated.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2022

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Common Stocks - 3.6%
Banks - 0.4%
MSD Acquisition Corp*	40,773,523	-	-	41,099,385
Biotechnology - 1.7%
Eagle Pharmaceuticals Inc/DE*	53,871,543	-	-	47,796,749
Ligand Pharmaceuticals Inc*	145,600,685	-	(5,630,317)	113,655,171
Chemicals - N/A
Sensient Technologies Corpš	231,045,095	-	(73,463,862)	146,240,396
Diversified Financial Services - N/A
Kensington Capital Acquisition Corp	22,809,648	-	(26,631,229)Ð	-
Electronic Equipment, Instruments & Components - 1.2%
OSI Systems Inc*	121,401,828	-	-	109,005,523
Food Products - N/A
Hostess Brands Inc*,š	114,429,165	-	(15,212,678)	127,774,874
Household Durables - 0.3%
Purple Innovation Inc*	64,992,516	20,461,023	-	30,781,512
Private Investment in Public Equity (PIPES) - N/A
Diversified Financial Services - N/A
Wallbox BV*,§,š	11,226,190	-	-	17,286,705
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	188,325,249	1,006,314,580	(1,099,760,225)	94,879,604
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	39,470,021	416,766,462	(395,666,337)	60,570,146

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	MARCH 31, 2022

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
British Pound	4/7/22	(1,783,000)	$2,409,665	$67,916
Euro	4/7/22	6,778,000	(7,564,129)	(66,312)
Euro	4/7/22	(8,721,000)	9,995,851	348,689
Euro	6/30/22	(6,778,000)	7,589,377	64,621

				414,914
Citibank, National Association:
British Pound	4/7/22	(728,000)	980,792	24,654
Canadian Dollar	4/7/22	8,081,000	(6,344,693)	120,014
Canadian Dollar	4/7/22	15,577,000	(12,479,829)	(18,406)
Canadian Dollar	4/7/22	(20,070,000)	16,048,646	(7,126)
Canadian Dollar	6/30/22	(15,577,000)	12,476,080	17,261

				136,397
Credit Suisse International:
Canadian Dollar	4/7/22	15,577,000	(12,468,133)	(6,711)
Canadian Dollar	4/7/22	(20,530,000)	16,401,795	(21,972)
Canadian Dollar	6/30/22	(15,577,000)	12,463,754	4,935
Euro	4/7/22	6,778,000	(7,568,200)	(70,382)
Euro	4/7/22	(8,721,000)	9,992,696	345,534
Euro	6/30/22	(6,778,000)	7,592,133	67,376

				318,780
HSBC Securities (USA), Inc.:
British Pound	4/7/22	2,842,000	(3,850,975)	(118,361)
British Pound	4/7/22	(1,815,000)	2,375,786	(7,992)
Canadian Dollar	4/7/22	3,738,000	(2,931,865)	58,493
Canadian Dollar	4/7/22	15,577,000	(12,479,571)	(18,148)
Canadian Dollar	4/7/22	(20,069,000)	16,044,931	(10,040)
Canadian Dollar	6/30/22	(15,577,000)	12,476,172	17,353
Euro	4/7/22	13,598,000	(15,264,301)	(222,207)
Euro	4/7/22	(9,920,000)	11,364,805	391,310
Euro	4/7/22	(3,953,000)	4,347,634	(25,171)
Euro	6/30/22	(6,778,000)	7,588,039	63,282

				128,519
JPMorgan Chase Bank, National Association:
British Pound	4/7/22	508,000	(663,493)	3,702

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2022

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
British Pound	4/7/22	36,404,000	$(48,108,248)	$(296,106)
British Pound	4/7/22	(34,228,000)	46,823,046	1,868,810
British Pound	4/7/22	(1,200,000)	1,568,122	(7,930)
British Pound	6/30/22	(30,458,000)	40,029,183	38,111
Canadian Dollar	4/7/22	3,723,000	(2,935,542)	42,817
Canadian Dollar	4/7/22	15,577,000	(12,466,607)	(5,184)
Canadian Dollar	4/7/22	(23,570,000)	18,802,861	(52,870)
Canadian Dollar	6/30/22	(15,577,000)	12,462,956	4,137
Canadian Dollar	6/30/22	(2,600,000)	2,076,065	(3,470)
Euro	4/7/22	2,490,000	(2,832,457)	(78,021)
Euro	4/7/22	(1,855,000)	2,119,354	67,354
Euro	4/7/22	(1,100,000)	1,211,441	(5,378)

				1,575,972
State Street Bank and Trust Company:
Canadian Dollar	4/7/22	6,389,000	(5,034,528)	76,600
Euro	4/7/22	2,500,000	(2,749,573)	15,925
Euro	4/7/22	2,126,000	(2,370,421)	(18,642)

				73,883
Total				$2,648,465

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2022.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2022

Currency Contracts
Asset Derivatives:
Forward foreign currency exchange contracts	$3,708,894

Liability Derivatives:
Forward foreign currency exchange contracts	$1,060,429

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	MARCH 31, 2022

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

March 31, 2022

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2022.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2022

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$1,387,905

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$ 397,748

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$38,470,465
Average amounts sold - in USD	167,893,284

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Triton Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 2000® Growth Index	Russell 2000® Growth Index reflects the performance of U.S. small-cap equities with higher price-to-book ratios and higher forecasted growth values.
Russell 2500TM Growth Index	Russell 2500TM Growth Index reflects the performance of U.S. small to mid-cap equities with higher price-to-book ratios and higher forecasted growth values.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2022 is $53,756,971, which represents 0.6% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of March 31, 2022.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

§				Schedule of Restricted Securities (as of March 31, 2022)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
GS Acquisition Holdings Corp	6/16/21	$94,584,070	$76,329,345	0.8%
IntelyCare Inc PP	3/29/22	25,081,954	25,081,954	0.3
Loadsmart Inc PP - Series A	1/4/22	7,168,757	7,168,757	0.1
Loadsmart Inc PP - Series D	1/4/22	21,506,260	21,506,260	0.2
P3 Health Partners Inc	5/25/21	61,934,635	50,781,891	0.6
SomaLogic Holdings Inc	3/29/21	28,274,940	22,676,502	0.2
Wallbox BV	6/9/21	13,558,200	17,286,705	0.2
Xos Inc	2/22/21 - 2/23/21	34,440,955	9,066,978	0.1
Total		$286,549,771	$229,898,392	2.5%

The Fund has registration rights for certain restricted securities held as of March 31, 2022. The issuer incurs all registration costs.

16	MARCH 31, 2022

Janus Henderson Triton Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$669,131,216	$42,001,418	$-
All Other	8,388,060,464	-	-
Private Investment in Public Equity (PIPES)	9,066,978	167,074,443	-
Preferred Stocks	-	-	53,756,971
Warrants	2,200,403	-	-
Investment Companies	-	94,879,604	-
Investments Purchased with Cash Collateral from Securities Lending	-	75,712,683	-
Total Investments in Securities	$9,068,459,061	$379,668,148	$53,756,971
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	3,708,894	-
Total Assets	$9,068,459,061	$383,377,042	$53,756,971
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,060,429	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund	17

Janus Henderson Triton Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $5,607,078,171)(1)	$9,004,096,090
Affiliated investments, at value (cost $573,721,260)	497,788,090
Forward foreign currency exchange contracts	3,708,894
Non-interested Trustees' deferred compensation	258,767
Receivables:
Fund shares sold	39,675,467
Dividends	1,237,599
Investments sold	880,234
Foreign tax reclaims	201,263
Dividends from affiliates	4,193
Other assets	237,092
Total Assets	9,548,087,689
Liabilities:
Due to custodian	3,886
Collateral for securities loaned (Note 3)	75,712,683
Forward foreign currency exchange contracts	1,060,429
Payables:	—
Fund shares repurchased	50,541,807
Advisory fees	5,058,270
Transfer agent fees and expenses	1,235,579
12b-1 Distribution and shareholder servicing fees	287,031
Non-interested Trustees' deferred compensation fees	258,767
Professional fees	41,488
Non-interested Trustees' fees and expenses	40,338
Affiliated fund administration fees payable	19,759
Custodian fees	3,922
Accrued expenses and other payables	416,034
Total Liabilities	134,679,993
Net Assets	$9,413,407,696

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson Triton Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,506,337,448
Total distributable earnings (loss)	3,907,070,248
Total Net Assets	$9,413,407,696
Net Assets - Class A Shares	$382,148,199
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,030,492
Net Asset Value Per Share(2)	$29.33
Maximum Offering Price Per Share(3)	$31.12
Net Assets - Class C Shares	$32,934,163
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,286,204
Net Asset Value Per Share(2)	$25.61
Net Assets - Class D Shares	$1,136,223,142
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	36,973,969
Net Asset Value Per Share	$30.73
Net Assets - Class I Shares	$1,624,086,671
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	52,289,173
Net Asset Value Per Share	$31.06
Net Assets - Class N Shares	$3,506,006,339
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	111,788,188
Net Asset Value Per Share	$31.36
Net Assets - Class R Shares	$256,315,943
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,235,626
Net Asset Value Per Share	$27.75
Net Assets - Class S Shares	$336,353,089
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,640,418
Net Asset Value Per Share	$28.90
Net Assets - Class T Shares	$2,139,340,150
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	70,706,506
Net Asset Value Per Share	$30.26

(1) Includes $71,381,754 of securities on loan. See Note 3 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Triton Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Dividends	$21,183,218
Dividends from affiliates	1,802,964
Affiliated securities lending income, net	244,180
Unaffiliated securities lending income, net	3,933
Other income	79
Foreign tax withheld	(130,636)
Total Investment Income	23,103,738
Expenses:
Advisory fees	34,174,170
12b-1 Distribution and shareholder servicing fees:
Class A Shares	525,769
Class C Shares	192,702
Class R Shares	683,993
Class S Shares	492,438
Transfer agent administrative fees and expenses:
Class D Shares	684,726
Class R Shares	347,907
Class S Shares	494,779
Class T Shares	3,049,094
Transfer agent networking and omnibus fees:
Class A Shares	800,936
Class C Shares	14,557
Class I Shares	890,332
Other transfer agent fees and expenses:
Class A Shares	13,780
Class C Shares	1,057
Class D Shares	61,351
Class I Shares	64,382
Class N Shares	74,694
Class R Shares	2,945
Class S Shares	2,528
Class T Shares	10,465
Shareholder reports expense	152,101
Registration fees	137,849
Affiliated fund administration fees	133,492
Non-interested Trustees’ fees and expenses	85,874
Custodian fees	70,828
Professional fees	47,909
Other expenses	324,112
Total Expenses	43,534,770
Less: Excess Expense Reimbursement and Waivers	(451,037)
Net Expenses	43,083,733
Net Investment Income/(Loss)	(19,979,995)

See Notes to Financial Statements.

20	MARCH 31, 2022

Janus Henderson Triton Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$671,347,693
Investments in affiliates	23,962,697
Forward foreign currency exchange contracts	1,387,905
Total Net Realized Gain/(Loss) on Investments	696,698,295
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(1,248,168,968)
Investments in affiliates	(95,995,512)
Forward foreign currency exchange contracts	397,748
Total Change in Unrealized Net Appreciation/Depreciation	(1,343,766,732)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(667,048,432)

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Triton Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$(19,979,995)	$(49,031,496)
Net realized gain/(loss) on investments	696,698,295	2,261,924,577
Change in unrealized net appreciation/depreciation	(1,343,766,732)	1,229,246,038
Net Increase/(Decrease) in Net Assets Resulting from Operations	(667,048,432)	3,442,139,119
Dividends and Distributions to Shareholders:
Class A Shares	(79,886,294)	(20,918,705)
Class C Shares	(8,666,725)	(5,224,115)
Class D Shares	(220,219,254)	(52,614,084)
Class I Shares	(331,363,921)	(94,827,813)
Class N Shares	(711,413,843)	(187,894,503)
Class R Shares	(53,978,801)	(14,319,168)
Class S Shares	(72,364,312)	(22,371,704)
Class T Shares	(450,188,562)	(118,585,208)
Net Decrease from Dividends and Distributions to Shareholders	(1,928,081,712)	(516,755,300)
Capital Share Transactions:
Class A Shares	21,636,491	(61,612,927)
Class C Shares	(5,558,581)	(72,525,699)
Class D Shares	145,276,977	(64,762,842)
Class I Shares	(10,828,270)	(416,233,465)
Class N Shares	53,056,510	(499,325,933)
Class R Shares	35,080,695	(62,146,403)
Class S Shares	(20,242,184)	(118,034,473)
Class T Shares	71,786,607	(372,317,004)
Net Increase/(Decrease) from Capital Share Transactions	290,208,245	(1,666,958,746)
Net Increase/(Decrease) in Net Assets	(2,304,921,899)	1,258,425,073
Net Assets:
Beginning of period	11,718,329,595	10,459,904,522
End of period	$9,413,407,696	$11,718,329,595

See Notes to Financial Statements.

22	MARCH 31, 2022

Janus Henderson Triton Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$38.38	$30.01	$29.95	$33.12	$28.03	$23.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.12)	(0.26)	(0.16)	(0.08)	(0.07)	(0.08)
Net realized and unrealized gain/(loss)	(2.00)	10.22	1.55	(1.19)	6.62	4.97
Total from Investment Operations	(2.12)	9.96	1.39	(1.27)	6.55	4.89
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(6.93)	(1.59)	(1.33)	(1.90)	(1.46)	(0.65)
Total Dividends and Distributions	(6.93)	(1.59)	(1.33)	(1.90)	(1.46)	(0.65)
Net Asset Value, End of Period	$29.33	$38.38	$30.01	$29.95	$33.12	$28.03
Total Return*	(6.48)%	33.41%	4.64%	(2.69)%	24.26%	21.06%
Net Assets, End of Period (in thousands)	$382,148	$467,269	$416,036	$491,045	$586,644	$498,657
Average Net Assets for the Period (in thousands)	$426,625	$494,458	$430,974	$501,143	$544,457	$532,950
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.29%	1.29%	1.35%	1.33%	1.30%	1.26%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.10%	1.12%	1.12%	1.12%	1.14%
Ratio of Net Investment Income/(Loss)	(0.69)%	(0.69)%	(0.57)%	(0.28)%	(0.25)%	(0.30)%
Portfolio Turnover Rate	4%	24%	32%	26%	21%	30%

Class C Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$34.49	$27.23	$27.45	$30.72	$26.25	$22.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.19)	(0.42)	(0.30)	(0.23)	(0.25)	(0.22)
Net realized and unrealized gain/(loss)	(1.76)	9.27	1.41	(1.14)	6.18	4.67
Total from Investment Operations	(1.95)	8.85	1.11	(1.37)	5.93	4.45
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(6.93)	(1.59)	(1.33)	(1.90)	(1.46)	(0.65)
Total Dividends and Distributions	(6.93)	(1.59)	(1.33)	(1.90)	(1.46)	(0.65)
Net Asset Value, End of Period	$25.61	$34.49	$27.23	$27.45	$30.72	$26.25
Total Return*	(6.74)%	32.72%	4.02%	(3.26)%	23.51%	20.34%
Net Assets, End of Period (in thousands)	$32,934	$49,738	$97,105	$150,431	$206,617	$215,499
Average Net Assets for the Period (in thousands)	$41,730	$75,187	$124,872	$168,909	$219,336	$216,651
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.66%	1.65%	1.70%	1.68%	1.74%	1.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.66%	1.65%	1.70%	1.68%	1.74%	1.75%
Ratio of Net Investment Income/(Loss)	(1.24)%	(1.25)%	(1.14)%	(0.84)%	(0.88)%	(0.91)%
Portfolio Turnover Rate	4%	24%	32%	26%	21%	30%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Triton Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$39.82	$30.99	$30.79	$33.89	$28.56	$24.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.06)	(0.14)	(0.07)	0.01	0.02	0.01
Net realized and unrealized gain/(loss)	(2.10)	10.56	1.60	(1.21)	6.77	5.05
Total from Investment Operations	(2.16)	10.42	1.53	(1.20)	6.79	5.06
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	(0.03)
Distributions (from capital gains)	(6.93)	(1.59)	(1.33)	(1.90)	(1.46)	(0.65)
Total Dividends and Distributions	(6.93)	(1.59)	(1.33)	(1.90)	(1.46)	(0.68)
Net Asset Value, End of Period	$30.73	$39.82	$30.99	$30.79	$33.89	$28.56
Total Return*	(6.33)%	33.85%	4.98%	(2.41)%	24.67%	21.47%
Net Assets, End of Period (in thousands)	$1,136,223	$1,289,904	$1,057,332	$1,191,950	$1,302,196	$1,074,740
Average Net Assets for the Period (in thousands)	$1,232,034	$1,297,945	$1,088,543	$1,183,056	$1,190,715	$979,341
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.78%	0.80%	0.80%	0.80%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.78%	0.80%	0.80%	0.80%	0.81%
Ratio of Net Investment Income/(Loss)	(0.35)%	(0.37)%	(0.25)%	0.04%	0.07%	0.03%
Portfolio Turnover Rate	4%	24%	32%	26%	21%	30%

Class I Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$40.17	$31.24	$31.02	$34.11	$28.72	$24.31
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.06)	(0.13)	(0.06)	0.02	0.04	0.02
Net realized and unrealized gain/(loss)	(2.12)	10.65	1.61	(1.21)	6.81	5.08
Total from Investment Operations	(2.18)	10.52	1.55	(1.19)	6.85	5.10
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	(0.04)
Distributions (from capital gains)	(6.93)	(1.59)	(1.33)	(1.90)	(1.46)	(0.65)
Total Dividends and Distributions	(6.93)	(1.59)	(1.33)	(1.90)	(1.46)	(0.69)
Net Asset Value, End of Period	$31.06	$40.17	$31.24	$31.02	$34.11	$28.72
Total Return*	(6.32)%	33.90%	5.00%	(2.36)%	24.74%	21.52%
Net Assets, End of Period (in thousands)	$1,624,087	$2,082,427	$1,953,114	$2,235,807	$2,451,517	$1,928,184
Average Net Assets for the Period (in thousands)	$1,861,562	$2,243,961	$2,022,112	$2,206,658	$2,158,823	$1,641,647
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.76%	0.75%	0.76%	0.76%	0.75%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.75%	0.76%	0.76%	0.75%	0.77%
Ratio of Net Investment Income/(Loss)	(0.33)%	(0.34)%	(0.21)%	0.08%	0.12%	0.07%
Portfolio Turnover Rate	4%	24%	32%	26%	21%	30%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	MARCH 31, 2022

Janus Henderson Triton Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$40.48	$31.44	$31.18	$34.24	$28.80	$24.37
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	(0.10)	(0.03)	0.05	0.07	0.04
Net realized and unrealized gain/(loss)	(2.15)	10.73	1.62	(1.21)	6.83	5.10
Total from Investment Operations	(2.19)	10.63	1.59	(1.16)	6.90	5.14
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	(0.06)
Distributions (from capital gains)	(6.93)	(1.59)	(1.33)	(1.90)	(1.46)	(0.65)
Total Dividends and Distributions	(6.93)	(1.59)	(1.33)	(1.90)	(1.46)	(0.71)
Net Asset Value, End of Period	$31.36	$40.48	$31.44	$31.18	$34.24	$28.80
Total Return*	(6.30)%	34.04%	5.11%	(2.26)%	24.85%	21.63%
Net Assets, End of Period (in thousands)	$3,506,006	$4,412,467	$3,824,419	$3,848,034	$3,218,359	$1,614,834
Average Net Assets for the Period (in thousands)	$4,024,838	$4,658,162	$3,817,816	$3,452,214	$2,381,425	$1,158,522
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.66%	0.66%	0.66%	0.66%	0.66%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.66%	0.66%	0.66%	0.66%	0.66%	0.67%
Ratio of Net Investment Income/(Loss)	(0.23)%	(0.25)%	(0.12)%	0.17%	0.23%	0.17%
Portfolio Turnover Rate	4%	24%	32%	26%	21%	30%

Class R Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$36.75	$28.86	$28.94	$32.17	$27.34	$23.28
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.15)	(0.35)	(0.24)	(0.16)	(0.16)	(0.14)
Net realized and unrealized gain/(loss)	(1.92)	9.83	1.49	(1.17)	6.45	4.85
Total from Investment Operations	(2.07)	9.48	1.25	(1.33)	6.29	4.71
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(6.93)	(1.59)	(1.33)	(1.90)	(1.46)	(0.65)
Total Dividends and Distributions	(6.93)	(1.59)	(1.33)	(1.90)	(1.46)	(0.65)
Net Asset Value, End of Period	$27.75	$36.75	$28.86	$28.94	$32.17	$27.34
Total Return*	(6.65)%	33.06%	4.30%	(2.97)%	23.91%	20.74%
Net Assets, End of Period (in thousands)	$256,316	$293,567	$281,907	$325,507	$386,643	$314,746
Average Net Assets for the Period (in thousands)	$279,090	$316,824	$295,035	$341,001	$352,329	$276,566
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.40%	1.40%	1.41%	1.41%	1.41%	1.42%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.40%	1.40%	1.41%	1.41%	1.41%	1.42%
Ratio of Net Investment Income/(Loss)	(0.97)%	(0.99)%	(0.86)%	(0.57)%	(0.54)%	(0.58)%
Portfolio Turnover Rate	4%	24%	32%	26%	21%	30%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Triton Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$37.93	$29.68	$29.65	$32.83	$27.81	$23.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.12)	(0.28)	(0.17)	(0.09)	(0.09)	(0.08)
Net realized and unrealized gain/(loss)	(1.98)	10.12	1.53	(1.19)	6.57	4.93
Total from Investment Operations	(2.10)	9.84	1.36	(1.28)	6.48	4.85
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(6.93)	(1.59)	(1.33)	(1.90)	(1.46)	(0.65)
Total Dividends and Distributions	(6.93)	(1.59)	(1.33)	(1.90)	(1.46)	(0.65)
Net Asset Value, End of Period	$28.90	$37.93	$29.68	$29.65	$32.83	$27.81
Total Return*	(6.50)%	33.37%	4.58%	(2.75)%	24.20%	21.05%
Net Assets, End of Period (in thousands)	$336,353	$452,832	$450,947	$520,950	$619,660	$498,839
Average Net Assets for the Period (in thousands)	$396,911	$498,603	$471,543	$541,037	$553,006	$435,784
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.16%	1.16%	1.16%	1.16%	1.16%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.16%	1.16%	1.16%	1.16%	1.17%
Ratio of Net Investment Income/(Loss)	(0.72)%	(0.75)%	(0.61)%	(0.32)%	(0.29)%	(0.33)%
Portfolio Turnover Rate	4%	24%	32%	26%	21%	30%

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$39.34	$30.67	$30.51	$33.64	$28.39	$24.05
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.08)	(0.19)	(0.10)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain/(loss)	(2.07)	10.45	1.59	(1.21)	6.72	5.03
Total from Investment Operations	(2.15)	10.26	1.49	(1.23)	6.71	5.01
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	(0.02)
Distributions (from capital gains)	(6.93)	(1.59)	(1.33)	(1.90)	(1.46)	(0.65)
Total Dividends and Distributions	(6.93)	(1.59)	(1.33)	(1.90)	(1.46)	(0.67)
Net Asset Value, End of Period	$30.26	$39.34	$30.67	$30.51	$33.64	$28.39
Total Return*	(6.39)%	33.67%	4.89%	(2.52)%	24.53%	21.34%
Net Assets, End of Period (in thousands)	$2,139,340	$2,670,126	$2,379,045	$2,881,377	$3,317,058	$2,784,374
Average Net Assets for the Period (in thousands)	$2,445,977	$2,809,155	$2,557,135	$2,940,071	$3,031,535	$2,611,122
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.91%	0.91%	0.91%	0.91%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.90%	0.90%	0.91%	0.91%
Ratio of Net Investment Income/(Loss)	(0.47)%	(0.49)%	(0.35)%	(0.07)%	(0.04)%	(0.07)%
Portfolio Turnover Rate	4%	24%	32%	26%	21%	30%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

26	MARCH 31, 2022

Janus Henderson Triton Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Triton Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct

Janus Investment Fund	27

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Notes to Financial Statements (unaudited)

institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

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Janus Henderson Triton Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

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Janus Henderson Triton Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2022 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the

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Notes to Financial Statements (unaudited)

securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign

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Notes to Financial Statements (unaudited)

currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

3. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further

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Notes to Financial Statements (unaudited)

within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2022” table located in the Fund’s Schedule of Investments.

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Notes to Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Barclays Capital, Inc.	$481,226	$(66,312)	$—	$414,914
Citibank, National Association	161,929	(25,532)	—	136,397
Credit Suisse International	417,845	(99,065)	—	318,780
HSBC Securities (USA), Inc.	530,438	(401,919)	—	128,519
JPMorgan Chase Bank, National Association	73,406,685	(448,959)	(71,381,754)	1,575,972
State Street Bank and Trust Company	92,525	(18,642)	—	73,883

Total	$75,090,648	$(1,060,429)	$(71,381,754)	$2,648,465
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Barclays Capital, Inc.	$66,312	$(66,312)	$—	$—
Citibank, National Association	25,532	(25,532)	—	—
Credit Suisse International	99,065	(99,065)	—	—
HSBC Securities (USA), Inc.	401,919	(401,919)	—	—
JPMorgan Chase Bank, National Association	448,959	(448,959)	—	—
State Street Bank and Trust Company	18,642	(18,642)	—	—

Total	$1,060,429	$(1,060,429)	$—	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated

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Notes to Financial Statements (unaudited)

daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Private Investment in Public Equity

Private investments in public equity (“PIPEs”) are equity securities privately purchased from public companies (including special purpose acquisition companies) at a specified price. PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect. To the extent that they increase the supply of a company’s stock in the market, PIPEs can potentially dilute the value of existing shares.

Special Purpose Acquisition Companies (SPAC)

The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC typically invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time (typically two years), the invested funds are returned to the SPAC’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of a SPAC’s securities is particularly dependent on the ability of the SPAC’s management to timely identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. To the extent the SPAC is invested in cash or similar securities while awaiting an acquisition opportunity, a Fund’s ability to meet its investment objective may be negatively impacted. In addition, some SPACs may be traded in the over-the-counter market and may be considered illiquid and/or be subject to restrictions on resale.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement

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Notes to Financial Statements (unaudited)

security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $71,381,754. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2022 is $75,712,683, resulting in the net amount due to the counterparty of $4,330,929.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.92% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on January 28, 2022. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors.

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Notes to Financial Statements (unaudited)

These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, of up to 0.50% of the Class R Shares' average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than

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Notes to Financial Statements (unaudited)

the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $1,370.

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Notes to Financial Statements (unaudited)

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended March 31, 2022.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class C Shares paid CDSCs of $459.

The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended March 31, 2022, the Fund engaged in cross trades amounting to $7,549,570 in sales, resulting in a net realized gain of $2,470,130. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 6,189,792,708	$ 3,842,162,325	$(530,070,853)	$ 3,312,091,472

Information on the tax components of derivatives as of March 31, 2022 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ 3,708,894	$ (1,060,429)	$ 2,648,465

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Janus Investment Fund	39

Janus Henderson Triton Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	2,001,345	$ 64,476,321	3,853,025	$ 144,902,447
Reinvested dividends and distributions	1,630,945	50,477,762	346,342	12,748,838
Shares repurchased	(2,775,745)	(93,317,592)	(5,889,451)	(219,264,212)
Net Increase/(Decrease)	856,545	$ 21,636,491	(1,690,084)	$ (61,612,927)
Class C Shares:
Shares sold	20,740	$ 609,903	41,662	$ 1,410,929
Reinvested dividends and distributions	315,522	8,538,022	155,451	5,162,542
Shares repurchased	(492,285)	(14,706,506)	(2,320,663)	(79,099,170)
Net Increase/(Decrease)	(156,023)	$ (5,558,581)	(2,123,550)	$ (72,525,699)
Class D Shares:
Shares sold	582,633	$ 19,663,483	1,527,088	$ 59,085,722
Reinvested dividends and distributions	6,559,596	212,530,907	1,342,054	51,118,827
Shares repurchased	(2,558,762)	(86,917,413)	(4,593,066)	(174,967,391)
Net Increase/(Decrease)	4,583,467	$145,276,977	(1,723,924)	$ (64,762,842)
Class I Shares:
Shares sold	3,360,686	$113,940,238	7,377,365	$ 287,287,212
Reinvested dividends and distributions	9,090,129	297,610,830	2,237,820	85,954,671
Shares repurchased	(11,999,724)	(422,379,338)	(20,291,149)	(789,475,348)
Net Increase/(Decrease)	451,091	$ (10,828,270)	(10,675,964)	$ (416,233,465)
Class N Shares:
Shares sold	9,473,238	$325,022,839	23,123,566	$ 908,840,328
Reinvested dividends and distributions	20,501,639	677,579,161	4,627,982	179,010,359
Shares repurchased	(27,197,549)	(949,545,490)	(40,368,606)	(1,587,176,620)
Net Increase/(Decrease)	2,777,328	$ 53,056,510	(12,617,058)	$ (499,325,933)
Class R Shares:
Shares sold	605,246	$ 18,607,255	1,089,601	$ 38,896,368
Reinvested dividends and distributions	1,823,751	53,454,135	398,972	14,091,687
Shares repurchased	(1,182,495)	(36,980,695)	(3,265,891)	(115,134,458)
Net Increase/(Decrease)	1,246,502	$ 35,080,695	(1,777,318)	$ (62,146,403)
Class S Shares:
Shares sold	860,940	$ 27,726,961	2,184,486	$ 80,368,356
Reinvested dividends and distributions	2,334,571	71,181,074	605,674	22,034,418
Shares repurchased	(3,494,065)	(119,150,219)	(6,042,323)	(220,437,247)
Net Increase/(Decrease)	(298,554)	$ (20,242,184)	(3,252,163)	$ (118,034,473)
Class T Shares:
Shares sold	2,037,083	$ 68,961,471	6,341,829	$ 243,373,921
Reinvested dividends and distributions	13,871,334	442,634,268	3,101,260	116,793,438
Shares repurchased	(13,077,819)	(439,809,132)	(19,145,899)	(732,484,363)
Net Increase/(Decrease)	2,830,598	$ 71,786,607	(9,702,810)	$ (372,317,004)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$389,675,334	$2,107,513,533	$ -	$ -

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Janus Henderson Triton Fund

Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	41

Janus Henderson Triton Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

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Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

Janus Investment Fund	43

Janus Henderson Triton Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

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Janus Henderson Triton Fund

Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Janus Investment Fund	45

Janus Henderson Triton Fund

Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Triton Fund

Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

Janus Investment Fund	47

Janus Henderson Triton Fund

Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

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Janus Henderson Triton Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

Janus Investment Fund	49

Janus Henderson Triton Fund

Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

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Janus Henderson Triton Fund

Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

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Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

52	MARCH 31, 2022

Janus Henderson Triton Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

Janus Investment Fund	53

Janus Henderson Triton Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

54	MARCH 31, 2022

Janus Henderson Triton Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	55

Janus Henderson Triton Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

56	MARCH 31, 2022

Janus Henderson Triton Fund

Notes

NotesPage1

Janus Investment Fund	57

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93054 05-22

SEMIANNUAL REPORT March 31, 2022

Janus Henderson Venture Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Venture Fund

FUND SNAPSHOT

A moderately positioned U.S. small-cap growth fund seeking capital appreciation. Invests in small-cap companies with differentiated business models and sustainable competitive advantages that we believe are positioned to grow market share regardless of economic conditions.

Jonathan Coleman co-portfolio manager	Scott Stutzman co-portfolio manager

Janus Henderson Venture Fund (unaudited)(closed to certain new investors)

Fund At A Glance

March 31, 2022

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
ON Semiconductor Corp	1.97%	0.81%	NeoGenomics Inc	0.72%	-0.47%
LPL Financial Holdings Inc	2.29%	0.61%	LivePerson Inc	0.78%	-0.43%
Sealed Air Corp	1.20%	0.34%	ModivCare Inc	1.15%	-0.33%
SS&C Technologies Holdings Inc	1.90%	0.34%	Redfin Corp	0.66%	-0.28%
Zogenix Inc	0.29%	0.28%	Paylocity Holding Corp	1.63%	-0.28%

	5 Top Contributors - Sectors*
		Relative	Fund	Russell 2000 Growth Index
		Contribution	Average Weight	Average Weight
	Consumer Discretionary	1.23%	9.06%	14.67%
	Information Technology	0.50%	29.95%	22.71%
	Financials	0.41%	7.12%	5.56%
	Health Care	0.39%	24.83%	25.86%
	Materials	0.36%	6.07%	3.22%

	5 Top Detractors - Sectors*
		Relative	Fund	Russell 2000 Growth Index
		Contribution	Average Weight	Average Weight
	Industrials	-1.23%	14.92%	15.28%
	Energy	-1.06%	0.00%	2.56%
	Real Estate	-0.71%	2.09%	3.12%
	Consumer Staples	-0.26%	1.83%	3.88%
	Utilities	-0.05%	0.00%	0.34%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Janus Investment Fund	1

Janus Henderson Venture Fund (unaudited)(closed to certain new investors)

Fund At A Glance

March 31, 2022

5 Largest Equity Holdings - (% of Net Assets)
Catalent Inc
Pharmaceuticals	2.7%
LPL Financial Holdings Inc
Capital Markets	2.6%
Nice Ltd (ADR)
Software	2.2%
SS&C Technologies Holdings Inc
Software	2.0%
Valvoline Inc
Chemicals	1.9%
11.4%

Asset Allocation - (% of Net Assets)
Common Stocks	96.8%
Investments Purchased with Cash Collateral from Securities Lending	2.9%
Investment Companies	2.0%
Preferred Stocks	0.8%
Private Investment in Public Equity (PIPES)	0.4%
Warrants	0.0%
Rights	0.0%
Other	(2.9)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of March 31, 2022	As of September 30, 2021

2	MARCH 31, 2022

Janus Henderson Venture Fund (unaudited)(closed to certain new investors)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended March 31, 2022						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV(1)	-13.00%	-8.37%	11.60%	12.07%	11.85%	1.00%
Class A Shares at MOP(1)	-18.00%	-13.64%	10.29%	11.40%	11.67%
Class C Shares at NAV(1)	-13.29%	-9.05%	10.80%	11.29%	11.10%	1.80%
Class C Shares at CDSC(1)	-14.04%	-9.84%	10.80%	11.29%	11.10%
Class D Shares(1)	-12.89%	-8.17%	11.85%	12.34%	12.07%	0.78%
Class I Shares(1)	-12.89%	-8.15%	11.90%	12.40%	12.08%	0.75%
Class N Shares(1)	-12.85%	-8.06%	11.99%	12.49%	12.10%	0.66%
Class S Shares(1)	-13.06%	-8.53%	11.43%	11.93%	11.72%	1.16%
Class T Shares(1)	-12.94%	-8.27%	11.73%	12.22%	12.03%	0.91%
Russell 2000 Growth Index	-12.62%	-14.33%	10.33%	11.21%	8.42%
Russell 2000 Index	-5.55%	-5.79%	9.74%	11.04%	9.80%
Morningstar Quartile - Class T Shares	-	3rd	3rd	3rd	1st
Morningstar Ranking - based on total returns for Small Growth Funds	-	308/626	399/587	276/536	8/50

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund

Janus Investment Fund	3

Janus Henderson Venture Fund (unaudited)(closed to certain new investors)

Performance

distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, and Class S Shares commenced operations on May 6, 2011. Performance shown for each class for periods prior to May 6, 2011, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on May 6, 2011. Performance shown for periods prior to May 6, 2011, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund's Class T Shares, calculated using the fees and expenses of the Fund's Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund's commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund's prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2022 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – April 30, 1985

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to certain new investors.

4	MARCH 31, 2022

Janus Henderson Venture Fund (unaudited)(closed to certain new investors)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 - 3/31/22)†	Net Annualized Expense Ratio (10/1/21 - 3/31/22)
Class A Shares	$1,000.00	$870.00	$4.71	$1,000.00	$1,019.90	$5.09	1.01%
Class C Shares	$1,000.00	$867.10	$7.91	$1,000.00	$1,016.45	$8.55	1.70%
Class D Shares	$1,000.00	$871.10	$3.69	$1,000.00	$1,020.99	$3.98	0.79%
Class I Shares	$1,000.00	$871.10	$3.55	$1,000.00	$1,021.14	$3.83	0.76%
Class N Shares	$1,000.00	$871.50	$3.13	$1,000.00	$1,021.59	$3.38	0.67%
Class S Shares	$1,000.00	$869.40	$5.45	$1,000.00	$1,019.10	$5.89	1.17%
Class T Shares	$1,000.00	$870.60	$4.15	$1,000.00	$1,020.49	$4.48	0.89%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 96.8%
Auto Components – 1.1%
Quantumscape Corp*,#	486,572	$9,726,574
Visteon Corp*	279,774	30,531,737
		40,258,311
Automobiles – 0.5%
Thor Industries Inc	232,944	18,332,693
Banks – 0.7%
Bancorp Inc/The*	927,645	26,280,183
Biotechnology – 6.6%
Ascendis Pharma A/S (ADR)*	130,750	15,344,820
Bicycle Therapeutics Ltd (ADR)*	115,040	5,047,955
Centessa Pharmacuticals PLC (ADR)*	749,189	6,720,225
Eagle Pharmaceuticals Inc/DE*	424,384	21,002,764
ESSA Pharma Inc*,#	734,925	4,541,836
Global Blood Therapeutics Inc*	438,707	15,196,810
Halozyme Therapeutics Inc*	606,718	24,195,914
Insmed Inc*	688,643	16,183,110
Ligand Pharmaceuticals Inc*	291,855	32,830,769
Mirati Therapeutics Inc*	117,381	9,651,066
Myovant Sciences Ltd*,#	911,369	12,139,435
Neurocrine Biosciences Inc*	289,676	27,157,125
Praxis Precision Medicines Inc*	438,841	4,480,567
PTC Therapeutics Inc*	211,322	7,884,424
Travere Therapeutics Inc*	624,927	16,104,369
Vaxcyte Inc*	603,547	14,575,660
		233,056,849
Building Products – 2.9%
CSW Industrials Inc	302,002	35,512,415
Janus International Group Inc*	2,505,646	22,550,814
Zurn Water Solutions Corp	1,229,360	43,519,344
		101,582,573
Capital Markets – 3.8%
Assetmark Financial Holdings Inc*	749,909	16,685,475
Focus Financial Partners Inc*	577,267	26,404,193
LPL Financial Holdings Inc	505,898	92,417,447
		135,507,115
Chemicals – 4.1%
Perimeter Solutions SA*	1,392,863	16,867,571
Sensient Technologies Corp	718,078	60,282,648
Valvoline Inc	2,171,416	68,529,889
		145,680,108
Commercial Services & Supplies – 1.6%
Brady Corp	706,170	32,674,486
Cimpress PLC*	151,982	9,664,535
Montrose Environmental Group Inc*,#	246,858	13,066,194
		55,405,215
Containers & Packaging – 1.4%
Sealed Air Corp	733,823	49,136,788
Diversified Consumer Services – 3.1%
Frontdoor Inc*	567,840	16,950,024
Stride Inc*	1,041,878	37,851,428
Terminix Global Holdings Inc*	1,208,709	55,153,392
		109,954,844
Diversified Financial Services – 0.9%
Clarivate Analytics PLC*	1,882,322	31,547,717
Diversified Telecommunication Services – 0.5%
Vonage Holdings Corp*	869,145	17,634,952
Electrical Equipment – 1.9%
EnerSys	406,591	30,319,491

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	MARCH 31, 2022

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electrical Equipment– (continued)
Regal Beloit Corp	253,738	$37,751,140
		68,070,631
Electronic Equipment, Instruments & Components – 3.9%
Napco Security Technologies Inc	1,578,454	32,389,876
National Instruments Corp	409,361	16,615,963
Novanta Inc*	178,864	25,450,559
OSI Systems Inc*	364,796	31,051,436
Rogers Corp*	65,758	17,866,449
Xometry Inc - Class A*,#	446,365	16,403,914
		139,778,197
Entertainment – 0.4%
Manchester United PLC#	956,656	13,842,812
Equity Real Estate Investment Trusts (REITs) – 0.8%
Easterly Government Properties Inc	1,411,847	29,846,446
Food & Staples Retailing – 0.6%
Casey's General Stores Inc	109,463	21,692,283
Food Products – 0.8%
AppHarvest Inc*,#	699,656	3,760,651
Hain Celestial Group Inc*	735,996	25,318,262
		29,078,913
Health Care Equipment & Supplies – 9.1%
Alphatec Holdings Inc*	1,895,983	21,803,804
Axogen Inc*	1,593,846	12,655,137
CryoPort Inc*	554,262	19,349,286
Glaukos Corp*	403,170	23,311,289
Globus Medical Inc*	475,488	35,081,505
Heska Corp*	101,773	14,073,170
ICU Medical Inc*	184,671	41,115,151
Insulet Corp*	95,396	25,412,540
Integra LifeSciences Holdings Corp*	712,962	45,814,938
Paragon 28 Inc*,#	685,264	11,471,319
Sight Sciences Inc*,#	1,117,471	12,917,965
STERIS PLC	140,232	33,903,891
Surmodics Inc*	335,975	15,229,747
Treace Medical Concepts Inc*	607,482	11,487,485
		323,627,227
Health Care Providers & Services – 1.6%
HealthEquity Inc*	273,743	18,461,228
ModivCare Inc*	339,471	39,171,559
		57,632,787
Health Care Technology – 0.3%
Phreesia Inc*	381,609	10,059,213
Hotels, Restaurants & Leisure – 2.2%
Dutch Bros Inc - Class A*,#	383,516	21,196,929
Inspirato Inc*	2,244,245	22,307,795
Monarch Casino & Resort Inc*	405,737	35,392,438
		78,897,162
Household Durables – 0.9%
Lovesac Co*,#	593,257	32,071,473
Information Technology Services – 6.4%
Broadridge Financial Solutions Inc	263,614	41,047,336
Euronet Worldwide Inc*	379,800	49,430,970
Payfare Inc*,#,£	2,403,934	14,019,743
Repay Holdings Corp*	744,872	11,001,759
Shift4 Payments Inc - Class A*	323,201	20,015,838
WEX Inc*	175,079	31,242,848
WNS Holdings Ltd (ADR)*	700,151	59,855,909
		226,614,403

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Insurance – 1.3%
RLI Corp	334,333	$36,987,260
Trean Insurance Group Inc*	1,613,421	7,566,944
		44,554,204
Internet & Direct Marketing Retail – 1.1%
CarParts.com Inc*	1,643,474	11,011,276
Global-E Online Ltd*	277,773	9,383,172
Vivid Seats Inc - Class A#	1,745,658	19,306,977
		39,701,425
Life Sciences Tools & Services – 3.2%
Bio-Techne Corp	72,895	31,566,451
Codexis Inc*	789,729	16,284,212
ICON PLC*	145,539	35,397,996
Inotiv Inc*,#	679,020	17,776,744
NeoGenomics Inc*	969,659	11,781,357
		112,806,760
Machinery – 5.4%
Alamo Group Inc	159,759	22,971,747
ATS Automation Tooling Systems Inc*	1,120,270	40,419,342
Gates Industrial Corp PLC*	1,655,485	24,931,604
Hydrofarm Holdings Group Inc*	656,740	9,949,611
ITT Inc	349,395	26,277,998
Kornit Digital Ltd*	139,591	11,542,780
Nordson Corp	124,959	28,375,690
SPX Corp*	581,456	28,729,741
		193,198,513
Media – 0.8%
Advantage Solutions Inc*	1,770,769	11,297,506
John Wiley & Sons Inc	327,567	17,370,878
		28,668,384
Metals & Mining – 1.0%
Constellium SE*	1,880,252	33,844,536
Personal Products – 0.5%
BellRing Brands Inc*	700,625	16,170,425
Pharmaceuticals – 3.1%
Catalent Inc*	854,327	95,644,665
EyePoint Pharmaceuticals Inc*,#	676,743	8,222,427
Phathom Pharmaceuticals Inc*	401,751	5,467,831
		109,334,923
Real Estate Management & Development – 0.9%
FirstService Corp	135,649	19,652,827
Redfin Corp*	751,545	13,557,872
		33,210,699
Road & Rail – 0.7%
AMERCO	39,881	23,806,564
Semiconductor & Semiconductor Equipment – 1.8%
ON Semiconductor Corp*	1,048,703	65,659,295
Software – 18.1%
Altair Engineering Inc*	483,323	31,126,001
AvidXchange Holdings Inc*	895,202	7,206,376
Blackbaud Inc*	669,004	40,053,269
ChannelAdvisor Corp*,£	1,783,534	29,553,158
Clear Secure Inc - Class A*,#	547,251	14,710,107
Consensus Cloud Solutions Inc*	273,797	16,463,414
Descartes Systems Group Inc*	747,380	54,726,153
Enfusion Inc - Class A*,#	887,562	11,289,789
EngageSmart Inc*	487,195	10,382,125
Envestnet Inc*	471,220	35,077,617
Expensify Inc - Class A*,#	648,455	11,386,870
Intelligent Systems Corp*,#,£	477,352	13,079,445

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	MARCH 31, 2022

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software– (continued)
j2 Global Inc*	659,980	$63,872,864
LivePerson Inc*	853,492	20,842,275
Nice Ltd (ADR)*	351,132	76,897,908
Paylocity Holding Corp*	260,869	53,679,014
SailPoint Technologies Holding Inc*	901,634	46,145,628
SS&C Technologies Holdings Inc	951,434	71,376,579
Tyler Technologies Inc*	80,974	36,024,523
		643,893,115
Specialty Retail – 0.8%
Williams-Sonoma Inc	189,660	27,500,700
Thrifts & Mortgage Finance – 0.8%
LendingTree Inc*	95,104	11,381,096
Walker & Dunlop Inc	133,001	17,212,989
		28,594,085
Trading Companies & Distributors – 1.2%
Core & Main Inc - Class A*	1,695,615	41,016,927
Total Common Stocks (cost $2,219,720,908)		3,437,549,450
Private Investment in Public Equity (PIPES)– 0.4%
Diversified Financial Services – 0.4%
Everarc Holdings Ltd*,§((cost $11,648,060)	1,164,806	14,105,801
Preferred Stocks– 0.8%
Professional Services – 0.5%
Apartment List Inc PP*,¢,§	2,431,401	8,881,908
IntelyCare Inc PP*,¢,§	384,276	9,412,879
		18,294,787
Software – 0.3%
Loadsmart Inc PP - Series A*,¢,§	140,312	2,665,928
Loadsmart Inc PP - Series D*,¢,§	399,891	7,997,820
		10,663,748
Total Preferred Stocks (cost $28,958,535)		28,958,535
Rights– 0%
Pharmaceuticals – 0%
Zogenix Inc*((cost $513,775)	755,552	513,775
Warrants– 0%
Chemicals – 0%
Perimeter Solutions SA, expires 11/11/24*((cost $13,929)	1,392,883	1,333,546
Investment Companies– 2.0%
Money Markets – 2.0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $70,644,723)	70,637,659	70,644,723
Investments Purchased with Cash Collateral from Securities Lending– 2.9%
Investment Companies – 2.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	80,974,057	80,974,057
Time Deposits – 0.6%
Royal Bank of Canada, 0.2900%, 4/1/22	$21,417,434	21,417,434
Total Investments Purchased with Cash Collateral from Securities Lending (cost $102,391,491)		102,391,491
Total Investments (total cost $2,433,891,421) – 102.9%		3,655,497,321
Liabilities, net of Cash, Receivables and Other Assets – (2.9)%		(103,468,079)
Net Assets – 100%		$3,552,029,242

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

March 31, 2022

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,246,873,731	88.8%
Canada	133,359,901	3.7
Israel	97,823,860	2.7
India	59,855,909	1.6
Ireland	35,397,996	1.0
Netherlands	33,844,536	0.9
United Kingdom	18,890,767	0.5
Denmark	15,344,820	0.4
Virgin Islands (British)	14,105,801	0.4

Total	$3,655,497,321	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/22
Common Stocks - 1.6%
Information Technology Services - 0.4%
Payfare Inc*,#	$-	$-	$(5,872,524)	$14,019,743
Software - 1.2%
ChannelAdvisor Corp*	-	-	(15,445,405)	29,553,158
Intelligent Systems Corp*,#	-	-	(6,305,820)	13,079,445
Total Software	$-	$-	$(21,751,225)	$42,632,603
Total Common Stocks	$-	$-	$(27,623,749)	$56,652,346
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	32,449	1,857	(1,857)	70,644,723
Investments Purchased with Cash Collateral from Securities Lending - 2.3%
Investment Companies - 2.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	1,595,212∆	-	-	80,974,057
Total Affiliated Investments - 5.9%	$1,627,661	$1,857	$(27,625,606)	$208,271,126

(1) For securities that were affiliated for a portion of the period ended March 31, 2022, this column reflects amounts for the entire period ended March 31, 2022 and not just the period in which the security was affiliated.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	MARCH 31, 2022

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

March 31, 2022

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Common Stocks - 1.6%
Information Technology Services - 0.4%
Payfare Inc*,#	17,302,806	2,589,461	-	14,019,743
Software - 1.2%
ChannelAdvisor Corp*	44,998,563	-	-	29,553,158
Intelligent Systems Corp*,#	19,385,265	-	-	13,079,445
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	69,523,348	339,663,084	(338,541,709)	70,644,723
Investments Purchased with Cash Collateral from Securities Lending - 2.3%
Investment Companies - 2.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	23,642,180	331,465,494	(274,133,617)	80,974,057

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

March 31, 2022

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
British Pound	4/7/22	(110,000)	$147,743	$3,272
Citibank, National Association:
British Pound	4/7/22	(69,000)	92,960	2,337
Canadian Dollar	4/7/22	5,146,000	(4,070,014)	46,727
Canadian Dollar	4/7/22	31,032,200	(24,862,075)	(36,668)
Canadian Dollar	4/7/22	(32,713,000)	26,158,413	(11,614)
Canadian Dollar	6/30/22	(31,032,200)	24,854,607	34,387

				35,169
Credit Suisse International:
Canadian Dollar	4/7/22	31,032,100	(24,838,695)	(13,369)
Canadian Dollar	4/7/22	(38,112,800)	30,403,772	(86,034)
Canadian Dollar	6/30/22	(31,032,100)	24,829,971	9,830

				(89,573)
HSBC Securities (USA), Inc.:
British Pound	4/7/22	537,000	(729,169)	(23,886)
British Pound	4/7/22	(315,000)	422,728	9,015
British Pound	4/7/22	(1,000,000)	1,307,998	(5,378)
Canadian Dollar	4/7/22	5,570,000	(4,368,777)	87,160
Canadian Dollar	4/7/22	31,032,100	(24,861,481)	(36,154)
Canadian Dollar	4/7/22	(32,712,900)	26,153,582	$(16,366)
Canadian Dollar	6/30/22	(31,032,100)	24,854,710	34,570

				48,961
JPMorgan Chase Bank, National Association:
British Pound	4/7/22	200,000	(261,354)	1,322
British Pound	4/7/22	15,463,400	(20,385,291)	(76,032)
British Pound	4/7/22	(14,246,400)	19,507,668	796,786
British Pound	4/7/22	(460,000)	600,801	(3,352)
British Pound	6/30/22	(13,501,400)	17,744,107	16,894
Canadian Dollar	4/7/22	5,990,000	(4,712,788)	79,144
Canadian Dollar	4/7/22	31,032,100	(24,835,654)	(10,327)
Canadian Dollar	4/7/22	(47,876,800)	38,097,983	(202,912)
Canadian Dollar	6/30/22	(31,032,100)	24,828,381	8,241
Canadian Dollar	6/30/22	(2,100,000)	1,676,822	(2,803)

				606,961
State Street Bank and Trust Company:

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	MARCH 31, 2022

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

March 31, 2022

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	4/7/22	10,581,000	$(8,353,935)	110,745
Total				$715,535

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of March 31, 2022.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2022

Currency Contracts
Asset Derivatives:
Forward foreign currency exchange contracts	$1,240,430

Liability Derivatives:
Forward foreign currency exchange contracts	$ 524,895

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2022.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended March 31, 2022

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$ 133,615

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$(960,883)

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$26,858,820
Average amounts sold - in USD	154,570,727

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Venture Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 2000® Growth Index	Russell 2000® Growth Index reflects the performance of U.S. small-cap equities with higher price-to-book ratios and higher forecasted growth values.
Russell 2000® Index	Russell 2000® Index reflects the performance of U.S. small-cap equities.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2022 is $28,958,535, which represents 0.8% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2022)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apartment List Inc PP	11/2/20	$8,881,908	$8,881,908	0.2%
Everarc Holdings Ltd	6/16/21	11,648,060	14,105,801	0.4
IntelyCare Inc PP	3/29/22	9,412,879	9,412,879	0.3
Loadsmart Inc PP - Series A	1/4/22	2,665,928	2,665,928	0.1
Loadsmart Inc PP - Series D	1/4/22	7,997,820	7,997,820	0.2
Total		$40,606,595	$43,064,336	1.2%

The Fund has registration rights for certain restricted securities held as of March 31, 2022. The issuer incurs all registration costs.

14	MARCH 31, 2022

Janus Henderson Venture Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$3,437,549,450	$-	$-
Private Investment in Public Equity (PIPES)	-	14,105,801	-
Preferred Stocks	-	-	28,958,535
Rights	-	513,775	-
Warrants	-	1,333,546	-
Investment Companies	-	70,644,723	-
Investments Purchased with Cash Collateral from Securities Lending	-	102,391,491	-
Total Investments in Securities	$3,437,549,450	$188,989,336	$28,958,535
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,240,430	-
Total Assets	$3,437,549,450	$190,229,766	$28,958,535
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$524,895	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund	15

Janus Henderson Venture Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $2,216,756,544)(1)	$3,447,226,195
Affiliated investments, at value (cost $217,134,877)	208,271,126
Cash	20
Forward foreign currency exchange contracts	1,240,430
Non-interested Trustees' deferred compensation	97,534
Receivables:
Fund shares sold	6,135,908
Dividends	368,035
Foreign tax reclaims	71,362
Dividends from affiliates	13,637
Investments sold	3,521
Other assets	868,471
Total Assets	3,664,296,239
Liabilities:
Collateral for securities loaned (Note 3)	102,391,491
Forward foreign currency exchange contracts	524,895
Payables:	—
Fund shares repurchased	6,608,820
Advisory fees	1,918,358
Transfer agent fees and expenses	450,341
Non-interested Trustees' deferred compensation fees	97,534
Professional fees	33,602
12b-1 Distribution and shareholder servicing fees	15,353
Non-interested Trustees' fees and expenses	14,866
Custodian fees	7,596
Affiliated fund administration fees payable	7,494
Accrued expenses and other payables	196,647
Total Liabilities	112,266,997
Net Assets	$3,552,029,242

See Notes to Financial Statements.

16	MARCH 31, 2022

Janus Henderson Venture Fund

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,171,569,878
Total distributable earnings (loss)	1,380,459,364
Total Net Assets	$3,552,029,242
Net Assets - Class A Shares	$20,147,069
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	248,101
Net Asset Value Per Share(2)	$81.21
Maximum Offering Price Per Share(3)	$86.16
Net Assets - Class C Shares	$2,417,968
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	33,878
Net Asset Value Per Share(2)	$71.37
Net Assets - Class D Shares	$1,873,087,988
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	22,045,405
Net Asset Value Per Share	$84.97
Net Assets - Class I Shares	$298,505,849
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,488,317
Net Asset Value Per Share	$85.57
Net Assets - Class N Shares	$464,069,333
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,360,303
Net Asset Value Per Share	$86.58
Net Assets - Class S Shares	$42,699,765
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	536,009
Net Asset Value Per Share	$79.66
Net Assets - Class T Shares	$851,101,270
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,236,302
Net Asset Value Per Share	$83.15

(1) Includes $97,453,793 of securities on loan. See Note 3 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Venture Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Investment Income:
Dividends	$6,571,107
Affiliated securities lending income, net	1,595,212
Dividends from affiliates	32,449
Unaffiliated securities lending income, net	5,846
Other income	77
Foreign tax withheld	(8,258)
Total Investment Income	8,196,433
Expenses:
Advisory fees	12,761,316
12b-1 Distribution and shareholder servicing fees:
Class A Shares	29,487
Class C Shares	13,490
Class S Shares	61,496
Transfer agent administrative fees and expenses:
Class D Shares	1,162,363
Class S Shares	61,515
Class T Shares	1,212,529
Transfer agent networking and omnibus fees:
Class A Shares	9,168
Class C Shares	1,275
Class I Shares	158,013
Other transfer agent fees and expenses:
Class A Shares	812
Class C Shares	87
Class D Shares	78,352
Class I Shares	7,543
Class N Shares	9,522
Class S Shares	242
Class T Shares	3,846
Custodian fees	117,255
Registration fees	92,183
Shareholder reports expense	73,128
Affiliated fund administration fees	49,850
Professional fees	33,962
Non-interested Trustees’ fees and expenses	33,862
Other expenses	141,906
Total Expenses	16,113,202
Less: Excess Expense Reimbursement and Waivers	(102,342)
Net Expenses	16,010,860
Net Investment Income/(Loss)	(7,814,427)

See Notes to Financial Statements.

18	MARCH 31, 2022

Janus Henderson Venture Fund

Statement of Operations (unaudited)

For the period ended March 31, 2022

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$222,740,853
Investments in affiliates	1,857
Forward foreign currency exchange contracts	133,615
Total Net Realized Gain/(Loss) on Investments	222,876,325
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	(721,801,501)
Investments in affiliates	(27,625,606)
Forward foreign currency exchange contracts	(960,883)
Total Change in Unrealized Net Appreciation/Depreciation	(750,387,990)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(535,326,092)

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Venture Fund

Statements of Changes in Net Assets

	Period ended March 31, 2022 (unaudited)	Year ended September 30, 2021

Operations:
Net investment income/(loss)	$(7,814,427)	$(19,612,778)
Net realized gain/(loss) on investments	222,876,325	499,250,189
Change in unrealized net appreciation/depreciation	(750,387,990)	750,404,122
Net Increase/(Decrease) in Net Assets Resulting from Operations	(535,326,092)	1,230,041,533
Dividends and Distributions to Shareholders:
Class A Shares	(2,765,688)	(1,268,484)
Class C Shares	(429,596)	(367,739)
Class D Shares	(245,929,526)	(112,793,742)
Class I Shares	(39,332,133)	(18,385,450)
Class N Shares	(60,480,497)	(29,110,615)
Class S Shares	(6,073,592)	(3,515,025)
Class T Shares	(117,792,659)	(54,714,762)
Net Decrease from Dividends and Distributions to Shareholders	(472,803,691)	(220,155,817)
Capital Share Transactions:
Class A Shares	1,393,101	855,548
Class C Shares	(474,129)	(3,257,033)
Class D Shares	171,391,289	(22,405,392)
Class I Shares	19,501,264	(10,338,530)
Class N Shares	28,901,075	(27,207,120)
Class S Shares	845,493	(24,627,306)
Class T Shares	47,429,919	(8,874,501)
Net Increase/(Decrease) from Capital Share Transactions	268,988,012	(95,854,334)
Net Increase/(Decrease) in Net Assets	(739,141,771)	914,031,382
Net Assets:
Beginning of period	4,291,171,013	3,377,139,631
End of period	$3,552,029,242	$4,291,171,013

See Notes to Financial Statements.

20	MARCH 31, 2022

Janus Henderson Venture Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$106.21	$82.08	$76.74	$88.38	$76.48	$66.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.28)	(0.67)	(0.37)	(0.24)	(0.25)	(0.15)
Net realized and unrealized gain/(loss)	(12.39)	30.42	8.89	(4.67)	16.26	11.78
Total from Investment Operations	(12.67)	29.75	8.52	(4.91)	16.01	11.63
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(12.33)	(5.62)	(3.18)	(6.73)	(4.11)	(1.15)
Total Dividends and Distributions	(12.33)	(5.62)	(3.18)	(6.73)	(4.11)	(1.15)
Net Asset Value, End of Period	$81.21	$106.21	$82.08	$76.74	$88.38	$76.48
Total Return*	(12.98)%	36.78%	11.26%	(4.08)%	21.83%	17.93%
Net Assets, End of Period (in thousands)	$20,147	$24,644	$18,447	$27,201	$31,373	$21,962
Average Net Assets for the Period (in thousands)	$23,654	$23,550	$22,978	$27,960	$24,358	$29,815
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.01%	1.00%	1.02%	1.02%	1.01%	1.03%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.01%	1.00%	1.02%	1.02%	1.01%	1.03%
Ratio of Net Investment Income/(Loss)	(0.60)%	(0.66)%	(0.49)%	(0.32)%	(0.31)%	(0.22)%
Portfolio Turnover Rate	8%	21%	25%	19%	28%	25%

Class C Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$95.22	$74.59	$70.48	$82.39	$72.06	$62.70
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.55)	(1.29)	(0.82)	(0.72)	(0.78)	(0.62)
Net realized and unrealized gain/(loss)	(10.97)	27.54	8.11	(4.46)	15.22	11.13
Total from Investment Operations	(11.52)	26.25	7.29	(5.18)	14.44	10.51
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(12.33)	(5.62)	(3.18)	(6.73)	(4.11)	(1.15)
Total Dividends and Distributions	(12.33)	(5.62)	(3.18)	(6.73)	(4.11)	(1.15)
Net Asset Value, End of Period	$71.37	$95.22	$74.59	$70.48	$82.39	$72.06
Total Return*	(13.29)%	35.74%	10.49%	(4.76)%	20.95%	17.07%
Net Assets, End of Period (in thousands)	$2,418	$3,747	$5,562	$8,561	$12,223	$13,269
Average Net Assets for the Period (in thousands)	$3,154	$4,965	$6,913	$9,783	$12,894	$13,997
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.70%	1.76%	1.71%	1.73%	1.74%	1.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.70%	1.76%	1.71%	1.73%	1.74%	1.76%
Ratio of Net Investment Income/(Loss)	(1.30)%	(1.42)%	(1.18)%	(1.03)%	(1.03)%	(0.95)%
Portfolio Turnover Rate	8%	21%	25%	19%	28%	25%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Venture Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$110.41	$84.98	$79.17	$90.73	$78.25	$67.35
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.18)	(0.47)	(0.22)	(0.08)	(0.08)	(0.01)
Net realized and unrealized gain/(loss)	(12.93)	31.52	9.21	(4.75)	16.67	12.06
Total from Investment Operations	(13.11)	31.05	8.99	(4.83)	16.59	12.05
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(12.33)	(5.62)	(3.18)	(6.73)	(4.11)	(1.15)
Total Dividends and Distributions	(12.33)	(5.62)	(3.18)	(6.73)	(4.11)	(1.15)
Net Asset Value, End of Period	$84.97	$110.41	$84.98	$79.17	$90.73	$78.25
Total Return*	(12.87)%	37.07%	11.52%	(3.87)%	22.09%	18.20%
Net Assets, End of Period (in thousands)	$1,873,088	$2,228,324	$1,731,098	$1,668,639	$1,843,494	$1,597,029
Average Net Assets for the Period (in thousands)	$2,091,758	$2,160,434	$1,645,324	$1,668,200	$1,712,398	$1,473,945
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.78%	0.80%	0.80%	0.80%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.78%	0.80%	0.80%	0.80%	0.81%
Ratio of Net Investment Income/(Loss)	(0.38)%	(0.45)%	(0.28)%	(0.10)%	(0.09)%	(0.01)%
Portfolio Turnover Rate	8%	21%	25%	19%	28%	25%

Class I Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$111.10	$85.45	$79.57	$91.10	$78.51	$67.54
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.17)	(0.44)	(0.19)	(0.04)	(0.03)	0.03
Net realized and unrealized gain/(loss)	(13.03)	31.71	9.25	(4.76)	16.73	12.09
Total from Investment Operations	(13.20)	31.27	9.06	(4.80)	16.70	12.12
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(12.33)	(5.62)	(3.18)	(6.73)	(4.11)	(1.15)
Total Dividends and Distributions	(12.33)	(5.62)	(3.18)	(6.73)	(4.11)	(1.15)
Net Asset Value, End of Period	$85.57	$111.10	$85.45	$79.57	$91.10	$78.51
Total Return*	(12.88)%	37.13%	11.55%	(3.82)%	22.16%	18.25%
Net Assets, End of Period (in thousands)	$298,506	$363,007	$287,582	$315,109	$362,757	$291,520
Average Net Assets for the Period (in thousands)	$335,078	$357,200	$292,611	$318,833	$317,820	$250,794
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.76%	0.75%	0.75%	0.75%	0.75%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.75%	0.75%	0.75%	0.75%	0.76%
Ratio of Net Investment Income/(Loss)	(0.35)%	(0.42)%	(0.23)%	(0.05)%	(0.04)%	0.04%
Portfolio Turnover Rate	8%	21%	25%	19%	28%	25%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	MARCH 31, 2022

Janus Henderson Venture Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$112.20	$86.18	$80.15	$91.63	$78.88	$67.79
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.13)	(0.35)	(0.12)	0.02	0.03	0.08
Net realized and unrealized gain/(loss)	(13.16)	31.99	9.33	(4.77)	16.83	12.16
Total from Investment Operations	(13.29)	31.64	9.21	(4.75)	16.86	12.24
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(12.33)	(5.62)	(3.18)	(6.73)	(4.11)	(1.15)
Total Dividends and Distributions	(12.33)	(5.62)	(3.18)	(6.73)	(4.11)	(1.15)
Net Asset Value, End of Period	$86.58	$112.20	$86.18	$80.15	$91.63	$78.88
Total Return*	(12.83)%	37.25%	11.65%	(3.74)%	22.26%	18.36%
Net Assets, End of Period (in thousands)	$464,069	$565,040	$454,982	$411,523	$346,638	$192,210
Average Net Assets for the Period (in thousands)	$523,188	$572,312	$430,317	$365,491	$248,072	$131,281
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.66%	0.66%	0.67%	0.67%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.66%	0.66%	0.67%	0.67%	0.67%
Ratio of Net Investment Income/(Loss)	(0.26)%	(0.33)%	(0.15)%	0.03%	0.04%	0.11%
Portfolio Turnover Rate	8%	21%	25%	19%	28%	25%

Class S Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$104.51	$80.97	$75.85	$87.56	$75.92	$65.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.35)	(0.83)	(0.49)	(0.35)	(0.37)	(0.26)
Net realized and unrealized gain/(loss)	(12.17)	29.99	8.79	(4.63)	16.12	11.72
Total from Investment Operations	(12.52)	29.16	8.30	(4.98)	15.75	11.46
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(12.33)	(5.62)	(3.18)	(6.73)	(4.11)	(1.15)
Total Dividends and Distributions	(12.33)	(5.62)	(3.18)	(6.73)	(4.11)	(1.15)
Net Asset Value, End of Period	$79.66	$104.51	$80.97	$75.85	$87.56	$75.92
Total Return*	(13.05)%	36.55%	11.10%	(4.21)%	21.64%	17.77%
Net Assets, End of Period (in thousands)	$42,700	$54,537	$64,120	$73,302	$82,776	$56,058
Average Net Assets for the Period (in thousands)	$49,347	$59,918	$66,822	$74,076	$69,664	$45,884
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.17%	1.16%	1.17%	1.17%	1.17%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.16%	1.17%	1.17%	1.17%	1.17%
Ratio of Net Investment Income/(Loss)	(0.76)%	(0.83)%	(0.65)%	(0.47)%	(0.46)%	(0.37)%
Portfolio Turnover Rate	8%	21%	25%	19%	28%	25%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Venture Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended March 31, 2022 (unaudited) and the year ended September 30	2022	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$108.38	$83.59	$78.01	$89.60	$77.41	$66.70
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.23)	(0.58)	(0.30)	(0.16)	(0.16)	(0.07)
Net realized and unrealized gain/(loss)	(12.67)	30.99	9.06	(4.70)	16.46	11.93
Total from Investment Operations	(12.90)	30.41	8.76	(4.86)	16.30	11.86
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—	—
Distributions (from capital gains)	(12.33)	(5.62)	(3.18)	(6.73)	(4.11)	(1.15)
Total Dividends and Distributions	(12.33)	(5.62)	(3.18)	(6.73)	(4.11)	(1.15)
Net Asset Value, End of Period	$83.15	$108.38	$83.59	$78.01	$89.60	$77.41
Total Return*	(12.92)%	36.91%	11.39%	(3.96)%	21.95%	18.09%
Net Assets, End of Period (in thousands)	$851,101	$1,051,872	$815,350	$896,264	$1,009,462	$949,255
Average Net Assets for the Period (in thousands)	$972,688	$1,026,384	$839,860	$899,106	$978,055	$925,990
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.92%	0.91%	0.91%	0.91%	0.91%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.90%	0.91%	0.91%	0.91%	0.91%
Ratio of Net Investment Income/(Loss)	(0.48)%	(0.57)%	(0.38)%	(0.20)%	(0.20)%	(0.11)%
Portfolio Turnover Rate	8%	21%	25%	19%	28%	25%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	MARCH 31, 2022

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Venture Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 41 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC (formerly Janus Capital Management LLC) is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Funds currently implement an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund will rely on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares. Please contact your financial intermediary for additional information.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct

Janus Investment Fund	25

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

institutional investors approved by Janus Henderson Distributors US LLC (formerly Janus Distributors LLC) (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

26	MARCH 31, 2022

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2022.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the

Janus Investment Fund	27

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended March 31, 2022 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

28	MARCH 31, 2022

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk

Janus Investment Fund	29

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

3. Other Investments and Strategies

Additional Investment Risk

In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record-low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Adviser or the subadviser (as applicable), rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.

A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Among other things, these developments have adversely affected the

30	MARCH 31, 2022

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

value and exchange rate of the euro and pound sterling, and may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of March 31, 2022” table located in the Fund’s Schedule of Investments.

Janus Investment Fund	31

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Barclays Capital, Inc.	$3,272	$—	$—	$3,272
Citibank, National Association	83,451	(48,282)	—	35,169
Credit Suisse International	9,830	(9,830)	—	—
HSBC Securities (USA), Inc.	130,745	(81,784)	—	48,961
JPMorgan Chase Bank, National Association	98,356,180	(295,426)	(97,453,793)	606,961
State Street Bank and Trust Company	110,745	—	—	110,745

Total	$98,694,223	$(435,322)	$(97,453,793)	$805,108
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Citibank, National Association	$48,282	$(48,282)	$—	$—
Credit Suisse International	99,403	(9,830)	—	89,573
HSBC Securities (USA), Inc.	81,784	(81,784)	—	—
JPMorgan Chase Bank, National Association	295,426	(295,426)	—	—

Total	$524,895	$(435,322)	$—	$89,573
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

32	MARCH 31, 2022

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Private Investment in Public Equity

Private investments in public equity (“PIPEs”) are equity securities privately purchased from public companies (including special purpose acquisition companies) at a specified price. PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect. To the extent that they increase the supply of a company’s stock in the market, PIPEs can potentially dilute the value of existing shares.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other

Janus Investment Fund	33

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of March 31, 2022, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $97,453,793. Gross amounts of recognized liabilities for securities lending (collateral received) as of March 31, 2022 is $102,391,491, resulting in the net amount due to the counterparty of $4,937,698.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.

The Adviser has contractually agreed to waive the investment advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.92% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on January 28, 2022. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Janus Henderson Services US LLC (formerly Janus Services LLC) (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. In addition, the Transfer Agent provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Fund. The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Certain, but not all, intermediaries may charge administrative fees (such as networking and omnibus) to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Funds’ Trustees have set limits on fees that the Funds may incur with respect to administrative fees paid for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Fund pays an annual administrative services fee based on the average daily net assets of Class D Shares for shareholder services provided by the Transfer Agent, as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

34	MARCH 31, 2022

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

The Fund’s actual Class D administrative fee rate was 0.11% for the reporting period.

The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to Class S Shares and Class T Shares of the Fund. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

The Transfer Agent is compensated for its services related to the Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and shareholder service expenses, and the payments may exceed 12b-1 distribution and shareholder service expenses actually incurred. If any of the Fund’s actual 12b-1 distribution and shareholder service expenses incurred during a calendar year are less than the payments made during a calendar year, the Fund will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution and shareholder servicing fees” in the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is obligated to provide or arrange for the provision of certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $259,299 was paid to the Chief Compliance Officer and

Janus Investment Fund	35

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

certain compliance staff by the Trust during the period ended March 31, 2022. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of March 31, 2022 on the Statement of Assets and Liabilities in the asset, “Non-interested Trustees’ deferred compensation,” and liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended March 31, 2022 are included in “Non-interested Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $213,688 were paid by the Trust to the Trustees under the Deferred Plan during the period ended March 31, 2022.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, the Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2022 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between Janus Henderson Distributors and financial intermediaries. During the period ended March 31, 2022, Janus Henderson Distributors retained upfront sales charges of $158.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to Janus Henderson Distributors during the period ended March 31, 2022.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended March 31, 2022, redeeming shareholders of Class C Shares paid CDSCs of $20.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

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Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2022 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 2,445,608,867	$1,402,873,977	$(192,985,523)	$ 1,209,888,454

Information on the tax components of derivatives as of March 31, 2022 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ 1,240,430	$ (524,895)	$ 715,535

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Janus Investment Fund	37

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended March 31, 2022		Year ended September 30, 2021
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	45,902	$ 4,521,322	92,399	$ 9,558,652
Reinvested dividends and distributions	30,916	2,759,573	12,869	1,266,434
Shares repurchased	(60,747)	(5,887,794)	(97,981)	(9,969,538)
Net Increase/(Decrease)	16,071	$ 1,393,101	7,287	$ 855,548
Class C Shares:
Shares sold	134	$ 10,338	893	$ 77,721
Reinvested dividends and distributions	5,446	428,187	4,135	367,054
Shares repurchased	(11,055)	(912,654)	(40,250)	(3,701,808)
Net Increase/(Decrease)	(5,475)	$ (474,129)	(35,222)	$ (3,257,033)
Class D Shares:
Shares sold	151,090	$ 14,315,253	335,968	$ 35,366,781
Reinvested dividends and distributions	2,468,740	230,407,525	1,035,846	105,790,991
Shares repurchased	(755,832)	(73,331,489)	(1,560,909)	(163,563,164)
Net Increase/(Decrease)	1,863,998	$171,391,289	(189,095)	$ (22,405,392)
Class I Shares:
Shares sold	250,008	$ 24,224,161	498,000	$ 52,612,432
Reinvested dividends and distributions	418,219	39,308,399	178,842	18,374,262
Shares repurchased	(447,213)	(44,031,296)	(774,849)	(81,325,224)
Net Increase/(Decrease)	221,014	$ 19,501,264	(98,007)	$ (10,338,530)
Class N Shares:
Shares sold	471,638	$ 46,227,308	1,225,072	$131,248,370
Reinvested dividends and distributions	633,783	60,253,745	279,594	28,991,082
Shares repurchased	(781,065)	(77,579,978)	(1,747,964)	(187,446,572)
Net Increase/(Decrease)	324,356	$ 28,901,075	(243,298)	$ (27,207,120)
Class S Shares:
Shares sold	59,233	$ 5,507,865	203,860	$ 20,320,517
Reinvested dividends and distributions	69,333	6,073,592	36,249	3,515,025
Shares repurchased	(114,372)	(10,735,964)	(510,183)	(48,462,848)
Net Increase/(Decrease)	14,194	$ 845,493	(270,074)	$ (24,627,306)
Class T Shares:
Shares sold	283,294	$ 27,116,350	821,377	$ 82,135,483
Reinvested dividends and distributions	1,248,594	114,071,542	530,319	53,217,526
Shares repurchased	(1,000,616)	(93,757,973)	(1,400,723)	(144,227,510)
Net Increase/(Decrease)	531,272	$ 47,429,919	(49,027)	$ (8,874,501)

7. Purchases and Sales of Investment Securities

For the period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$297,595,454	$ 555,372,997	$ -	$ -

38	MARCH 31, 2022

Janus Henderson Venture Fund

Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	39

Janus Henderson Venture Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series, each of whom serves as an “independent” Trustee (the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each Janus Henderson Fund that utilizes a subadviser.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) (the “Adviser”) and the subadviser in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3-4, 2021 and December 7-8, 2021, the Trustees’ evaluated the information provided by the Adviser, the subadviser, and the independent fee consultant, as well as other information addressed during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Adviser, its affiliates and the subadviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund and the subadvisory agreement for each subadvised Janus Henderson Fund, for the period from February 1, 2022 through February 1, 2023, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent and quality of the services provided by the Adviser and the subadviser to the Janus Henderson Funds, taking into account the investment objective, strategies and policies of each Janus Henderson

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Janus Henderson Venture Fund

Additional Information (unaudited)

Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the subadviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser or the subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and fund shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and the subadviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the subadviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and each had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, the independent fee consultant found that the overall Janus Henderson Funds’ performance has been reasonable: for the 36 months ended September 30, 2021, approximately 55% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers, and for the 12 months ended September 30, 2021, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance versus Broadridge peers.

The Trustees considered the performance of each Fund, noting that performance may vary by share class, and noted the following:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser had taken or was taking to improve performance and that the performance trend was improving

Janus Investment Fund	41

Janus Henderson Venture Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Developed World Bond Fund, the Trustees noted the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the second Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the

42	MARCH 31, 2022

Janus Henderson Venture Fund

Additional Information (unaudited)

Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Opportunities Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended May 31, 2021 and the first Broadridge quartile for the 12 months ended May 31, 2021.

Janus Investment Fund	43

Janus Henderson Venture Fund

Additional Information (unaudited)

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the third Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, and the steps the Adviser had taken or was taking to improve performance.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance and the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, the steps the Adviser and subadviser had taken or were taking to improve performance.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended May 31, 2021 and the bottom Broadridge quartile for the 12 months ended May 31, 2021. The Trustees noted the reasons for the Fund’s underperformance, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory and subadvisory agreement(s).

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management fees (investment advisory fees and any administration fees but excluding out-of-pocket costs) for many of the Janus Henderson Funds, after applicable waivers, was below the average management fee rate of the respective peer group of funds selected by an independent data provider. The Trustees also examined information regarding the subadvisory fees charged for subadvisory services, as applicable, noting that all such fees were paid by the Adviser out of its management fees collected from such Janus Henderson Fund.

The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge Expense Group peers; and (3) and the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge Expense Group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For certain Janus Henderson Funds, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable in light of performance trends, performance histories, and existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser and subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser and subadviser to comparable separate account clients and to comparable non-affiliated funds subadvised by the Adviser or subadviser (for which the Adviser or the subadviser provides only or primarily portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very distinct relative to retail funds; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged to Janus Henderson subadvised fund and separate account investors; and (4) as part of its 2020 review, 9 of 10 Janus Henderson Funds have lower management fees than similar funds subadvised by the Adviser.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2020, including the VIT Portfolios, and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”):

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Janus Henderson Venture Fund

Additional Information (unaudited)

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has voluntarily agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

• For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has agreed to limit the Fund’s expenses to assist the Fund in attempting to maintain a yield of at least 0.00%.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Dividend & Income Builder Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset U.S. Equity Funds

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted

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Janus Henderson Venture Fund

Additional Information (unaudited)

that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Quantitative Equity Funds

• For Janus Henderson Emerging Markets Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Income Managed Volatility Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

• For Janus Henderson International Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson U.S. Managed Volatility Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses were already below the applicable fee limit.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by

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Janus Henderson Venture Fund

Additional Information (unaudited)

numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser and subadviser receive adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser and its affiliates, as well as the fees paid by the Adviser to the subadviser of subadvised Janus Henderson Funds, were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser and the subadviser charge to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser and subadviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in November 2019 which provided its research and analysis into economies of scale. They also noted that, although many Janus Henderson Funds pay advisory fees at a fixed base rate as a percentage of net assets, without any breakpoints or performance fees, their independent fee consultant concluded that 75% of these Janus Henderson Funds’ have contractual management fees (gross of waivers) below their Broadridge Expense Group averages. The Trustees also noted the following: (1) that for those Janus Henderson Funds whose expenses are being reduced by the contractual expense limitations of the Adviser, the Adviser is subsidizing certain of these Janus Henderson Funds because they have not reached adequate scale; (2) performance fee structures have been implemented for various Janus Henderson Funds that have caused the effective rate of advisory fees payable by such Janus Henderson Fund to vary depending on the investment performance of the Janus Henderson Fund relative to its benchmark index over the measurement period; and (3) a few Janus Henderson Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

The Trustees also considered the independent fee consultant’s conclusion that, given the limitations of various analytical approaches to economies of scale and their conflicting results, it is difficult to analytically confirm or deny the existence of economies of scale in the Janus Henderson complex. In this regard, the independent consultant concluded that (1) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds which have not yet achieved those economies and (2) by setting lower fixed fees from the start on these Janus Henderson Funds, the Adviser appeared to be investing to increase the likelihood that these Janus

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Janus Henderson Venture Fund

Additional Information (unaudited)

Henderson Funds will grow to a level to achieve any economies of scale that may exist. Further, the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and its affiliates and subadviser to the Janus Henderson Funds from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by the Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser, and/or subadviser to a Janus Henderson Fund. The Trustees concluded that the Adviser’s and the subadviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Janus Henderson Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates and subadviser pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser and the subadviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser and the subadviser benefit from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s and/or the subadviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser and/or other clients of the subadviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser, the subadviser or other Janus Henderson funds, and that the success of the Adviser and the subadviser could enhance the Adviser’s and the subadviser’s ability to serve the Janus Henderson Funds.

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Janus Henderson Venture Fund

Liquidity Risk Management Program (unaudited)

Liquidity Risk Management Program

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires open-end funds (but not money market funds) to adopt and implement a written liquidity risk management program (the “LRMP”) that is reasonably designed to assess and manage liquidity risk, which is the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interest in the fund. The Fund has implemented a LRMP, which incorporates the following elements: (i) assessment, management, and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) the establishment and monitoring of a highly liquid investment minimum, as applicable; (iv) a 15% limitation on a Fund’s illiquid investments; (v) redemptions in-kind; and (vi) board oversight.

The Trustees of the Fund (the “Trustees”) have designated Janus Henderson Investors US LLC, the Fund’s investment adviser (the “Adviser”), as the Program Administrator for the LRMP responsible for administering the LRMP and carrying out the specific responsibilities of the LRMP. A working group comprised of various teams within the Adviser’s business is responsible for administering the LRMP and carrying out the specific responsibilities of different aspects of the LRMP (the “Liquidity Risk Working Group”). In assessing each Fund’s liquidity risk, the Liquidity Risk Working Group periodically considers, as relevant, factors including (i) the liquidity of a Fund’s portfolio investments during normal and reasonably foreseeable stressed conditions; (ii) whether a Fund’s investment strategy is appropriate for an open-end fund; (iii) the extent to which a Fund’s strategy involves a relatively concentrated portfolio or large positions in any issuer; (iv) a Fund’s use of borrowing for investment purposes; and (v) a Fund’s use of derivatives.

The Liquidity Rule requires the Trustees to review at least annually a written report provided by the Program Administrator that addresses the operation of the LRMP and assesses its adequacy and the effectiveness of its implementation, including, if applicable, the operation of the highly liquid investment minimum, and any material changes to the LRMP (the “Program Administrator Report”). At a meeting held on March 16, 2022, the Adviser provided the Program Administrator Report to the Trustees which covered the operation of the LRMP from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator Report discussed the operation and effectiveness of the LRMP during the Reporting Period. It noted that the Fund was able to meet redemptions during the normal course of business during the Reporting Period. The Program Administrator Report also stated that the Fund did not exceed the 15% limit on illiquid assets during the Reporting Period, that the Fund held primarily highly liquid assets, and was considered to be a primarily highly liquid fund during the Reporting Period. In addition, the Adviser expressed its belief in the Program Administrator Report that the LRMP is reasonably designed and adequate to assess and manage the Fund’s liquidity risk, considering the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the risks to which an investment in the Fund may be subject.

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Janus Henderson Venture Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

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Janus Henderson Venture Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

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Janus Henderson Venture Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

54	MARCH 31, 2022

Janus Henderson Venture Fund

Notes

NotesPage1

Janus Investment Fund	55

Janus Henderson Venture Fund

Notes

NotesPage2

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Janus Henderson Venture Fund

Notes

NotesPage3

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This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Janus Henderson Distributors US LLC
125-24-93056 05-22

Item 2 - Code of Ethics

Not applicable to semiannual reports.

Item 3 - Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4 - Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant.

Item 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable

(b) Not applicable.

Item 13 - Exhibits

(a) (1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of
Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a) (2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By: /s/ Michelle Rosenberg

Michelle Rosenberg, Interim President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: May 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Michelle Rosenberg

Michelle Rosenberg, Interim President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: May 31, 2022

By: /s/ Jesper Nergaard

Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: May 31, 2022